DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2010
Document And Entity Information Abstract
Entity registrant name	NATIONAL BANK OF GREECE SA
Entity central index key	0001096061
Document type	20-F
Document period end date	Dec 31, 2010
Amendment flag	false
Current fiscal year end date	--12-31
Entity well known seasoned issuer	Yes
Entity voluntary filers	No
Entity current reporting status	Yes
Entity filer category	Large Accelerated Filer
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Entity common stock shares outstanding	956,090,482

CONSOLIDATED BALANCE SHEETS In Thousands	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)
ASSETS
Cash and due from banks	$ 2,064,631	€ 1,436,157	€ 1,430,381
Deposits with Central Bank	4,257,947	2,961,828	2,921,346
Securities purchased under agreements to resell	210,325	146,302	532,111
Interest bearing deposits with banks	9,198,917	6,398,767	3,077,953
Money market investments	1,696,771	1,180,274	1,239,867
Trading assets	1,113,246	774,374	3,167,740
Derivative assets	2,488,775	1,731,192	1,871,261
Available-for-sale securities	20,863,815	14,512,870	15,740,696
Held-to-maturity securities	5,192,348	3,611,797	99,604
Equity method investments	72,016	50,094	25,327
Loans (includes EUR 846,588 thousand in 2009 and EUR 559,107 thousand in 2010 measured at fair value)	113,626,279	79,038,440	75,833,904
Less: Allowance for loan losses	(4,564,987)	(3,175,405)	(2,065,178)
Total Net Loans	109,061,292	75,863,035	73,768,726
Goodwill	5,030,302	3,499,078	3,406,247
Software and other intangibles	661,143	459,891	439,136
Premises and equipment, net	1,756,741	1,221,989	1,194,702
Accrued interest receivable	1,718,991	1,195,730	1,030,235
Other assets	5,422,547	3,771,924	3,238,826
TOTAL ASSETS	170,809,807	118,815,302	113,184,158
LIABILITIES AND SHAREHOLDERS EQUITY
Interest bearing deposits (includes EUR 808,669 thousand in 2009 and EUR 1,240,756 thousand in 2010 measured at fair value)	131,251,915	91,298,832	82,135,849
Non-interest bearing deposits	3,732,963	2,596,649	5,698,562
Total deposits	134,984,878	93,895,481	87,834,411
Securities sold under agreements to repurchase	5,086,672	3,538,289	4,485,440
Derivative liabilities	2,569,510	1,787,351	1,330,013
Other borrowed funds	1,598,135	1,111,663	310,784
Accounts payable, accrued expenses and other liabilities	4,782,984	3,327,044	4,178,990
Insurance reserves	3,639,080	2,531,344	2,321,373
Long-term debt (includes EUR 1,489,784 thousand in 2009 and EUR 1,261,100 in 2010 measured at fair value)	5,471,463	3,805,950	3,357,054
Total liabilities	158,132,722	109,997,122	103,818,065
Redeemable non-controlling interest - Temporary equity	382,378	265,982	254,499
NBG shareholders equity
Preferred stock, par value of EUR 0.30 and EUR 5.00 (shares authorized, issued and outstanding: 25,000,000 and 70,000,000)	513,945	357,500	357,500
Common stock, par value of EUR 5.00 (shares authorized, issued and outstanding: 607,041,577 and 956,090,482 at 2009 and 2010 respectively)	6,872,415	4,780,452	3,035,208
Additional paid-in capital	5,582,894	3,883,461	3,878,079
Accumulated surplus	3,137,811	2,182,661	2,523,833
Accumulated other comprehensive loss	(4,986,804)	(3,468,821)	(1,517,127)
Treasury stock, at cost (337,350 and 743,689 shares at 2009 and 2010 respectively)	(7,046)	(4,901)	(10,626)
Total NBG shareholders' equity	11,113,215	7,730,352	8,266,867
Non-controlling interest	1,181,492	821,846	844,727
Total permanent equity	12,294,707	8,552,198	9,111,594
TOTAL LIABILITIES AND EQUITY	$ 170,809,807	€ 118,815,302	€ 113,184,158

CONSOLIDATED BALANCE SHEETS (Parentheticals)(EUR ( €)) In Thousands, except Share data	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement Of Financial Position Parentheticals Abstract
Loans measured at fair value	€ 559,107	€ 846,588
Interest bearing deposits measured at fair value	1,240,756	808,669
Long-term debt measured at fair value	€ 1,261,100	€ 1,489,784
Common Stock Par Or Stated Value Per Share	€ 5	€ 5
Treasury stock shares outstanding	743,689	337,350
Common stock issued	956,090,482	607,041,577

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)
Interest Income:
Loans	$ 7,198,194	€ 5,007,064	€ 5,039,925	€ 5,173,987
Securities available-for-sale	1,078,191	749,990	836,080	603,029
Securities held-to-maturity	137,010	95,304	9,425	3,052
Trading assets	193,151	134,356	185,720	491,151
Securities purchased under agreements to resell	19,422	13,510	28,553	95,502
Interest-bearing deposits with banks	88,459	61,532	63,515	232,311
Other	131,797	91,678	68,162	96,045
Total interest income	8,846,224	6,153,434	6,231,380	6,695,077
Interest Expense:
Deposits	(2,619,273)	(1,821,966)	(2,133,507)	(2,704,685)
Securities sold under agreements to repurchase	(108,844)	(75,712)	(90,052)	(260,522)
Other borrowed funds	(36,502)	(25,391)	(34,244)	(32,339)
Long-term debt	(200,474)	(139,450)	(184,144)	(290,943)
Other	(3,905)	(2,716)	(3,168)	(1,452)
Total interest expense	(2,968,998)	(2,065,235)	(2,445,115)	(3,289,941)
Net interest income before provision for loan losses	5,877,226	4,088,199	3,786,265	3,405,136
Provision for loan losses	(1,732,310)	(1,204,995)	(998,448)	(425,537)
Net interest income after provision for loan losses	4,144,916	2,883,204	2,787,817	2,979,599
Non-interest income:
Credit card fees	271,379	188,771	200,939	243,048
Service charges on deposit accounts	75,794	52,722	49,005	50,546
Other fees and commissions	683,859	475,692	502,140	554,161
Net trading loss	(1,560,035)	(1,085,160)	(87,096)	(329,550)
Net gains/(losses) on available-for-sale securities	(34,441)	(23,957)	(8,399)	8,415
Equity in earnings of investees and realized gains/(losses) on disposal	13,291	9,245	(27,879)	(23,730)
Other non-interest income	1,669,426	1,161,253	1,090,790	1,041,676
Total non-interest income	1,119,273	778,566	1,719,500	1,544,566
Non-interest expense:
Salaries	(1,773,423)	(1,233,593)	(1,254,610)	(1,197,314)
Employee benefits	(392,486)	(273,013)	(278,615)	(223,928)
Voluntary early retirement schemes	(7,575)	(5,269)	(24,559)	(18,173)
Occupancy expenses	(151,568)	(105,431)	(103,297)	(98,478)
Equipment expenses	(95,584)	(66,488)	(63,088)	(52,796)
Depreciation of premises and equipment	(185,897)	(129,310)	(122,765)	(104,405)
Amortization of intangible assets	(114,873)	(79,906)	(65,260)	(58,073)
Impairment of goodwill	(9,086)	(6,320)	0	(4,585)
Deposit insurance premium	(79,017)	(54,964)	(57,028)	(36,015)
Other non-interest expense	(2,670,828)	(1,857,828)	(1,728,190)	(1,585,229)
Total non-interest expense	(5,480,337)	(3,812,122)	(3,697,412)	(3,378,996)
Income / (loss) before income tax expense	(216,148)	(150,352)	809,905	1,145,169
Income tax expense	(88,606)	(61,634)	(220,624)	(242,081)
Net Income / (loss)	(304,754)	(211,986)	589,281	903,088
Less: Net income attributable to the non-controlling interest	(80,614)	(56,075)	(62,232)	(81,664)
NET INCOME / (LOSS) attributable to NBG shareholders	(385,368)	(268,061)	527,049	821,424
Net Income / (loss)	(304,754)	(211,986)	589,281	903,088
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments	274,799	191,150	(56,969)	(1,104,887)
Net (losses)/gains on available-for-sale securities:
Net unrealized holding (losses)/gains during the period (net of tax expense/(benefit) of: EUR (191,573) thousand in 2008, EUR 104,131 thousand in 2009 and EUR (463,012) thousand in 2010)	(3,118,312)	(2,169,098)	212,057	(807,114)
Less: reclassification adjustment for net gains included in net income (net of tax expense of: EUR (5,578) thousand in 2008, EUR (74,959) thousand in 2009 and EUR (10,115) thousand in 2010)	(79,679)	(55,425)	(274,969)	(20,608)
Less: Reclassification adjustment for impairment of available-for-sale securities (net of tax benefit of EUR 4,443 thousand in 2008, EUR 84,835 thousand in 2009 and EUR 18,984 thousand in 2010)	101,370	70,513	273,493	13,328
Total net (losses)/gains on available-for-sale securities	(3,096,621)	(2,154,010)	210,581	(814,394)
Pension (liability)/asset (net of tax expense/(benefit)) of EUR (38,026) thousand in 2008, EUR 5,807 thousand in 2009 and EUR (74) thousand in 2010)	20,996	14,605	24,232	(150,214)
Total other comprehensive income / (loss), net of tax	(2,800,826)	(1,948,255)	177,844	(2,069,495)
Comprehensive Income /(loss)	(3,105,580)	(2,160,241)	767,125	(1,166,407)
Comprehensive income / (loss) attributable to the non-controlling interest	(85,558)	(59,514)	(60,364)	19,932
Comprehensive income / (loss) attributable to NBG shareholders	$ (3,191,138)	€ (2,219,755)	€ 706,761	€ (1,146,475)
Earnings / (loss) per share
Basic EPS	$ (0.64)	€ (0.45)	€ 0.73	€ 1.25
Diluted EPS	$ (0.64)	€ (0.45)	€ 0.73	€ 1.25

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parentheticals) (EUR €) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Statement And Comprehensive Income Statement Parentheticals Abstract
Tax expense/(benefit) on net unrealized holding gains (losses)	€ (463,012)	€ 104,131	€ (191,573)
Tax expense on reclassification adjustment for net gains included in net income	(10,115)	(74,959)	(5,578)
Tax benefit on reclassification adjustment for impairment of available-for-sale securities	18,984	84,835	4,443
Tax expense/(benefit) on pension (liability)/asset	€ (74)	€ 5,807	€ (38,026)

CONSOLIDATED STATEMENT OF EQUITY In Thousands	Total USD ( $)	Total EUR ( €)	Common Stock USD ( $)	Common Stock EUR ( €)	Preferred Stock USD ( $)	Preferred Stock EUR ( €)	Additional Paid In Capital USD ( $)	Additional Paid In Capital EUR ( €)	Accumulated Surplus USD ( $)	Accumulated Surplus EUR ( €)	Accumulated Other Comprehensive Income (Loss) USD ( $)	Accumulated Other Comprehensive Income (Loss) EUR ( €)	Treasury Stock USD ( $)	Treasury Stock EUR ( €)	Noncontrolling Interest USD ( $)	Noncontrolling Interest EUR ( €)	Redeemable Noncontroling Interest Temporary Equity [Member] USD ( $)	Redeemable Noncontroling Interest Temporary Equity [Member] EUR ( €)
Balance (Common stock: 477,198,461 of par value EUR 5.0 each, 496,654,269 of par value EUR 5.0 each and 607,041,577 shares of par value EUR 5.0 each at 2007, 2008 and 2009 respectively), (Preferred stock: 25,000,000 of par value EUR 0.3 each and 70,000,000 of par value EUR 5.0 each), (Treasury stock: 502,500, 6,456,504 and 337,350 shares at 2007, 2008 and 2009 respectively) as of at Dec. 31, 2007				€ 2,385,992				€ 2,488,919		€ 1,419,743		€ 271,060		€ (21,601)		€ 494,334		€ 655,236
Effect of adoption of fair value option on loan receivables and long term debt										46,970						(101)		(3,464)
As adjusted										1,466,713						494,233		651,772
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding																324,342
Net Income Loss		821,424								821,424						59,964		21,700
Net change in fair value of securities available for sale												(785,324)				(29,027)		(43)
Foreign currency translation adjustments												(1,032,477)				(50,879)		(21,531)
Pension liability												(150,098)				(84)		(32)
Share options exercised of par value EUR 5.0 each (387,970 shares in 2008 and 19,693 shares in 2009) and above par value of EUR 17.12 each in 2008 and EUR 15.9 each in 2009				1,940				6,642
Sale of treasury stock (5,802,272, 17,624,305 and 15,213,954 shares during 2008, 2009 and 2010 respectively) net of tax (expense)/benefit of EUR (3,614) thousand, EUR (957) thousand and EUR 715 thousand in 2008, 2009 and 2010 respectively								(2,292)						155,573
Purchase of treasury stock (11,756,276, 11,505,151 and 15,620,293 shares during 2008, 2009 and 2010 respectively)														(279,249)
Issuance of preference shares (25,000,000 shares of par value EUR 0.3 each in 2008 and 70,000,000 shares of par value EUR 5.0 each in 2009 less issue costs net of tax)						7,500		382,775
Share based payments								10,503
Dividends										(8,093)
Treasury stock dividends paid to subsidiaries								27
Preferred dividend, net of EUR 7,700 thousand tax in 2010										(32,685)
Stock dividend in 2008 (19,067,838 shares) less issue costs of EUR 161 thousand, net of tax				95,339				381,196		(476,696)
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests										245,308
Redemption of redeemable NCI																		(416,237)
Changes in the redemption amount of redeemable NCI																		20,579
Balance (Common stock: 496,654,269, 607,041,577 and 956,090,482 shares of par value EUR 5.0 each at 2008, 2009 and 2010 respectively), (Preferred stock: 25,000,000 of par value EUR 0.3 each and 70,000,000 of par value EUR 5.0 each), (Treasury stock: 6,456,504, 337,350 and 743,689 shares at 2008, 2009 and 2010 respectively) as of at Dec. 31, 2008				2,483,271		7,500		3,267,770		2,015,971		(1,696,839)		(145,277)		798,549		256,208
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding																7,110
Purchase of subsidiaries shares from non-controlling interest								(297)
Net Income Loss		527,049								527,049						40,412		21,820
Net change in fair value of securities available for sale												211,144				(2,530)		1,967
Foreign currency translation adjustments												(55,790)				1,181		(2,360)
Pension liability												24,358				5		(131)
Issuance of common shares (110,367,615 shares of par value EUR 5.0 with issue costs of EUR (41,798) thousand net of tax expense in 2009 and 121,408,315 shares of par value EUR 5.0 in 2010)				551,838				653,518
Share options exercised of par value EUR 5.0 each (387,970 shares in 2008 and 19,693 shares in 2009) and above par value of EUR 17.12 each in 2008 and EUR 15.9 each in 2009				99				313
Sale of treasury stock (5,802,272, 17,624,305 and 15,213,954 shares during 2008, 2009 and 2010 respectively) net of tax (expense)/benefit of EUR (3,614) thousand, EUR (957) thousand and EUR 715 thousand in 2008, 2009 and 2010 respectively								(52,512)						363,117
Purchase of treasury stock (11,756,276, 11,505,151 and 15,620,293 shares during 2008, 2009 and 2010 respectively)														(228,466)
Issuance of preference shares (25,000,000 shares of par value EUR 0.3 each in 2008 and 70,000,000 shares of par value EUR 5.0 each in 2009 less issue costs net of tax)						350,000		(3,420)
Share based payments								12,707
Preferred dividend, net of EUR 7,700 thousand tax in 2010										(42,192)
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests										23,005
Changes in the redemption amount of redeemable NCI																		(23,005)
Balance (Common stock: 496,654,269, 607,041,577 and 956,090,482 shares of par value EUR 5.0 each at 2008, 2009 and 2010 respectively), (Preferred stock: 25,000,000 of par value EUR 0.3 each and 70,000,000 of par value EUR 5.0 each), (Treasury stock: 6,456,504, 337,350 and 743,689 shares at 2008, 2009 and 2010 respectively) as of at Dec. 31, 2009		9,111,594	4,363,439	3,035,208	513,945	357,500	5,575,157	3,878,079	3,628,282	2,523,833	(2,181,034)	(1,517,127)	(15,276)	(10,626)	1,214,386	844,727	365,870	254,499
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding															(82,417)	(57,329)
Purchase of subsidiaries shares from non-controlling interest							5,863	4,078
Net Income Loss	(385,368)	(268,061)							(385,367)	(268,061)					50,188	34,911	30,426	21,164
Net change in fair value of securities available for sale											(3,088,433)	(2,148,314)			(9,556)	(6,647)	1,367	951
Foreign currency translation adjustments											261,576	181,952			8,756	6,090	4,468	3,108
Pension liability											21,087	14,668			135	94	(226)	(157)
Issuance of common shares (110,367,615 shares of par value EUR 5.0 with issue costs of EUR (41,798) thousand net of tax expense in 2009 and 121,408,315 shares of par value EUR 5.0 in 2010)			872,686	607,041			34,908	24,282
Issuance of common shares by conversion of convertible bonds (227,640,590 shares of par value EUR 5.0 by conversion of 227,640,590 convertible bonds)			1,636,290	1,138,203			65,451	45,528
Issue costs for the issuance of 121,408,315 and 227,640,590 shares							(112,063)	(77,951)
Sale of treasury stock (5,802,272, 17,624,305 and 15,213,954 shares during 2008, 2009 and 2010 respectively) net of tax (expense)/benefit of EUR (3,614) thousand, EUR (957) thousand and EUR 715 thousand in 2008, 2009 and 2010 respectively							(4,113)	(2,861)					234,475	163,101
Purchase of treasury stock (11,756,276, 11,505,151 and 15,620,293 shares during 2008, 2009 and 2010 respectively)													(226,245)	(157,376)
Share based payments							17,691	12,306
Capital contribution																	19,002	13,218
Preferred dividend, net of EUR 7,700 thousand tax in 2010									(102,872)	(71,558)
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests									(2,232)	(1,553)
Redemption of redeemable NCI																	(47,805)	(33,253)
Changes in the redemption amount of redeemable NCI																	9,275	6,452
Balance (Common stock: 496,654,269, 607,041,577 and 956,090,482 shares of par value EUR 5.0 each at 2008, 2009 and 2010 respectively), (Preferred stock: 25,000,000 of par value EUR 0.3 each and 70,000,000 of par value EUR 5.0 each), (Treasury stock: 6,456,504, 337,350 and 743,689 shares at 2008, 2009 and 2010 respectively) as of at Dec. 31, 2010	$ 12,294,707	€ 8,552,198	$ 6,872,415	€ 4,780,452	$ 513,945	€ 357,500	$ 5,582,894	€ 3,883,461	$ 3,137,811	€ 2,182,661	$ (4,986,804)	€ (1,517,127)	$ (7,046)	€ (4,901)	$ 1,181,492	€ 821,846	$ 382,377	€ 265,982

CONSOLIDATED STATEMENT OF EQUITY (Parentheticals) In Thousands, except Share data	12 Months Ended										12 Months Ended					12 Months Ended
	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock EUR ( €)	Dec. 31, 2008 Common Stock EUR ( €)	Dec. 31, 2010 Preferred Stock [Member] Preferred Stock EUR ( €)	Dec. 31, 2009 Preferred Stock [Member] Preferred Stock EUR ( €)	Dec. 31, 2008 Preferred Stock [Member] Preferred Stock EUR ( €)	Dec. 31, 2010 Greek State Preferred Stock [Member] Preferred Stock EUR ( €)	Dec. 31, 2009 Greek State Preferred Stock [Member] Preferred Stock EUR ( €)	Dec. 31, 2009 Preferred Stock EUR ( €)	Dec. 31, 2008 Preferred Stock EUR ( €)	Dec. 31, 2010 Additional Paid In Capital EUR ( €)	Dec. 31, 2009 Additional Paid In Capital EUR ( €)	Dec. 31, 2008 Additional Paid In Capital EUR ( €)	Dec. 31, 2008 Accumulated Surplus	Dec. 31, 2010 Accumulated Surplus EUR ( €)	Dec. 31, 2010 Treasury Stock	Dec. 31, 2009 Treasury Stock	Dec. 31, 2008 Treasury Stock
Common stock - Number of shares	607,041,577	496,654,269	477,198,461													(337,350)	(6,456,504)	(502,500)
Common stock - Par value per share		€ 5	€ 5
Preferred stock - Number of shares				25,000,000	25,000,000	25,000,000	70,000,000	70,000,000
Preferred stock - Par value per share				€ 0.3	€ 0.3	€ 0.3	€ 5	€ 5	€ 5	€ 0.3
Issuance of common stock - Number of shares	121,408,315	110,367,615									121,408,315	110,367,615
Issuance of common stock from convertion of convertible bonds	227,640,590										227,640,590
Par value of ordinary shares distributed to staff as bonus		€ 5	€ 5
Issuance of common stock - Above par value adjustments to additional paid in capital												€ 695,316
Issuance of common stock - Adjustments to additional paid in capital for issue costs												(41,798)
Share options exercised - Number of shares		19,693	387,970									19,693	387,970
Share options exercised - Par value per share option exercised		€ 5	€ 5
Share options exercised - Above par value												€ 15.9	€ 17.1
Capitalization of accumulated surplus - Par value per share			€ 5
Stock dividend - Number of shares			19,067,838										19,067,838	19,067,838
Stock dividend - Par value per share			€ 5
Stock dividend - Issue Costs													(161)
Issuance of preferred stock - Number of shares								70,000,000		25,000,000			25,000,000
Issuance of preferred stock - Par value per share				€ 0.3	€ 0.3	€ 0.3	€ 5	€ 5	€ 5	€ 0.3
Issuance of preferred stock - Above par value													€ 15.8
Issuance of preferred stock - Issue Costs													(12,363)
Gain/loss on sale of treasury stock - Tax expense											715	(957)	(3,614)
Treasury stock - Sales																15,213,954	17,624,305	5,802,272
Treasury stock - Purchases																(15,620,293)	(11,505,151)	(11,756,276)
Tax on preferred dividends															€ 7,700
Common stock - Number of shares	956,090,482		496,654,269													(743,689)		(6,456,504)
Common stock - Par value per share		€ 5	€ 5
Preferred stock - Number of shares				25,000,000	25,000,000	25,000,000	70,000,000	70,000,000
Preferred stock - Par value per share				€ 0.3	€ 0.3	€ 0.3	€ 5	€ 5	€ 5	€ 0.3

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)
Cash flows from Operating Activities:
Net Income / (loss)	$ (304,754)	€ (211,986)	€ 589,281	€ 903,088
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Provision for loan losses	1,732,310	1,204,995	998,448	425,537
Net (gain)/loss on sale of premises and foreclosed assets	1,209	841	(1,753)	(67,709)
Net realized gain on sales of available-for-sale securities	(94,221)	(65,540)	(349,929)	(26,187)
Other Than Temporary Impairment of AFS securities	128,662	89,497	358,328	17,772
Equity in earnings of equity method investees	(13,291)	(9,245)	18,550	20,664
Depreciation of premises and equipment	185,897	129,310	122,765	104,405
Amortization of software and other intangibles	114,873	79,906	65,260	58,073
Impairment of goodwill	9,086	6,320	0	4,585
Share based payments	17,691	12,306	12,707	10,503
Pension Liability	20,890	14,531	30,039	(187,784)
Provision for deferred income taxes	(285,430)	(198,545)	56,876	81,958
Net (gain)/loss on the disposal of equity investments	0	0	9,329	3,066
Net (gains) from changes in fair value of financial instruments designated at fair value	(344,521)	(239,649)	(131,079)	(78,478)
(Gain) on debt extinguishment	(15,605)	(10,855)	(224,683)	(361,325)
Other	(29,836)	(20,754)	24,472	1,894
Changes in assets and liabilities
Trading assets, derivative instruments and financial assets mark to market through the profit and loss	1,868,153	1,299,487	(2,445,248)	4,779,170
Accrued interest receivable	(237,917)	(165,495)	227,707	(414,266)
Other assets	179,004	124,515	(667,092)	267,107
Accounts payable, accrued expenses and other liabilities	(1,262,918)	(878,486)	645,167	20,313
Insurance reserves	301,856	209,971	288,616	108,458
Cash flows provided by/(used in) operating activities	1,971,138	1,371,124	(372,239)	5,670,844
Cash Flows from Investing Activities
Purchases of Available-for-Sale securities	(23,987,451)	(16,685,671)	(23,602,674)	(18,581,579)
Sales proceeds from Available-for-Sale securities	20,851,566	14,504,349	20,570,594	14,019,940
Maturities, prepayments and calls of Available-for-Sale securities	560,825	390,110	180,589	156,461
Activities in held-to-maturity securities:
Maturities, prepayments and calls	12,384	8,614	790,704	0
Purchases	(1,835,916)	(1,277,063)	(759,760)	(66,303)
Acquisition of subsidiary companies net of cash acquired and increase of controlling interest	0	0	0	(495,714)
Purchases of premises and equipment	(238,020)	(165,567)	(196,406)	(249,665)
Proceeds from sales of premises and equipment	11,047	7,684	7,641	116,173
Disposals / (acquisitions) of equity investments	(16,172)	(11,249)	(6,072)	3,682
Net cash provided by (used in):
Deposits with central bank	(58,197)	(40,482)	(38,866)	(510,335)
Loan origination and principal collections	(4,757,412)	(3,309,256)	(5,523,616)	(15,200,642)
Securities purchased under agreements to resell	554,642	385,809	124,959	758,618
Interest bearing deposits with banks	(4,774,028)	(3,320,814)	(1,327,437)	26,907
Money market investments	158,794	110,457	(232,615)	12,777
Other	(131,750)	(91,645)	(76,081)	(94,422)
Cash flows used in investing activities	(13,649,688)	(9,494,724)	(10,089,040)	(20,104,102)
Cash flows from Financing Activities:
Proceeds from issuance of long-term debt	4,063,452	2,826,537	2,456,075	1,020,169
Principal repayments and retirements of long-term debt	(3,192,546)	(2,220,735)	(3,127,780)	(1,465,965)
Proceeds from issuance of common and preferred stock (net of issue costs of EUR 16,700 in 2008, EUR 58,002 in 2009 and EUR 98,995 in 2010)	2,467,020	1,716,059	1,189,564	394,520
Purchases of treasury stock	(226,245)	(157,376)	(228,466)	(279,249)
Proceeds from sales of treasury stock	229,334	159,525	311,562	149,667
Acquisition of and increase of controling interest in subsidiary companies	(127,014)	(88,351)	0	0
Disposal of subsidiary shareholding without loss of control	1,977	1,375	0	0
Capital contribution by non-controlling interest holders	20,588	14,321	0	310,097
Dividends paid	(91,704)	(63,789)	(42,835)	(212,145)
Net cash provided by/(used in):
Deposits	8,740,911	6,080,178	7,298,163	13,655,256
Securities sold under agreements to repurchase	(1,361,632)	(947,151)	2,728,287	(1,752,372)
Other borrowed funds	1,151,350	800,879	(226,531)	63,649
Cash flows provided by/(used in) financing activities	11,675,491	8,121,472	10,358,039	11,883,627
Effect of exchange rate change on cash and due from banks	11,363	7,904	(6,559)	(136,957)
Net increase/(decrease) in cash and due from banks	8,304	5,776	(109,799)	(2,686,588)
Cash and due from banks at beginning of year	2,056,327	1,430,381	1,540,170	4,226,768
Cash and due from banks at end of year (excluding assets classified as held for sale)	2,064,631	1,436,157	1,430,371	1,540,180
Cash and due from banks at end of year (assets classified as held for sale)	0	0	10	(10)
Cash and due from banks at end of year	2,064,631	1,436,157	1,430,381	1,540,170
Supplemental Disclosure of Cash Flow Information:
Income taxes	298,759	207,817	76,392	33,739
Interest	3,393,767	2,360,704	3,113,625	3,241,674
Stock dividend (note 33)				€ 476,696

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) (EUR €) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statement Of Cash Flows
Payment Of Financing And Stock Issuance Costs	€ 98,995	€ 58,002	€ 16,700

ORGANIZATION	12 Months Ended
Dec. 31, 2010
Nature Of Operations Abstract
ORGANIZATION

NOTE 1: ORGANIZATION

The National Bank of Greece S.A. (the “Bank”) was incorporated in the Hellenic Republic in 1841. The National Bank of Greece S.A. and subsidiaries (the “Group”) is involved in diversified financial services activities including retail and commercial banking, global investment management, investment banking, insurance, investment activities and securities trading. The Group's non-financial service activities include hotels, warehouse management and real estate investments. The Group operates in Greece, Turkey, UK, South Eastern Europe, Cyprus, Malta, Egypt and South Africa.

REPORTING CURRENCY AND TRANSLATION INTO US DOLLARS	12 Months Ended
Dec. 31, 2010
Reporting Currency Abstract
REPORTING CURRENCY AND TRANSLATION INTO US DOLLARS

NOTE 2: REPORTING CURRENCY AND TRANSLATION INTO US DOLLARS

The financial statements of the Group as of December 31, 2010, are expressed in Euro (EUR). The translation of EUR amounts into US dollar amounts is presented solely for the convenience of the reader and should not be construed as representations that the amounts stated in EUR have been or could have been or could be now or at any time in the future converted into US dollars at this or any other rate of exchange. The exchange rate used for the purpose of this disclosure is the noon buying rate in New York City for cable transfers in foreign currencies, as certified for customs by the Board of Governors of the Federal Reserve Bank of New York on Tuesday, May 31, 2011 which was EUR 0.6956 to USD 1.00 (EUR 0.7484 to USD 1.00 on December 31, 2010).

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Group in preparing these financial statements.

Basis of presentation—The accounting records of the Group are maintained in accordance with the provisions of the Greek Company Law, the Greek Banking Chart of Accounts, the Greek Books and Records Code and the Bank of Greece regulations (collectively, Greek GAAP), except for foreign subsidiaries which maintain their accounting records in accordance with the legislation and regulations of the country in which they operate. Necessary adjustments are made, for financial reporting purposes, in order to comply with accounting principles generally accepted in the United States of America (U.S. GAAP).

Principles of consolidation—The consolidated financial statements of the Group include the accounts of the Bank and its direct and indirect subsidiaries, other than variable interest entities (VIEs), in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control, for entities in which the equity holders have substantive voting interests. The Group also consolidates VIEs where the Group is the primary beneficiary. Prior to January 1, 2010, the Group consolidated a VIE if it absorbed a majority of the VIE's expected losses, received a majority of the VIE's expected residual returns, or both. As of January 1, 2010, when the Group adopted ASU 2009-17, which amended the VIE consolidation guidance, the Group consolidates a VIE when it has both the power to direct the activities that most significantly impact the VIE's economic success and a right to receive benefits or absorb losses of the entity that could be potentially significant to the VIE. The effects of inter-company transactions and balances have been eliminated.

Redeemable non-controlling interest—Non-controlling interests (NCI) that are subject to put options held by third parties are accounted for as redeemable equity instruments. Redeemable NCI is presented outside “Permanent equity” as “Temporary equity”. Such redeemable NCI is measured initially at fair value and subsequently at the higher of the cumulative amount that would result from applying the measurement guidance in ASC 810-10 or the redemption value, with any subsequent changes recognized immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. This adjustment is determined after the attribution of net income or loss of the subsidiary pursuant to ASC 810-10. Such changes are recognized directly in “Accumulated Surplus”.

Foreign currency translation—Assets, liabilities and operations of foreign branches and subsidiaries are recorded based on the functional currency of each entity. The functional currency is the local currency for the majority of the foreign operations. The assets, liabilities and equity are translated, for consolidation purposes, from the other local currencies to the reporting currency, EUR, at the current exchange rates. The resulting gains or losses are reported as a component of other comprehensive income and losses within shareholder's equity. Transactions executed in other than local currencies are first translated into the local reporting currency. Any related currency exchange adjustments are included in net trading profit/(loss).

Statement of cash flows—For the purposes of the consolidated statements of cash flows, cash and cash equivalents are defined as those amounts included in the balance sheet caption “Cash and due from banks”.

Securities: Trading, Available-for-Sale (AFS), Held-to-Maturity (HTM), Money market investments—Debt securities are classified as trading, available-for-sale or held-to-maturity and equity securities are classified as trading or available-for-sale, based on management's intention on the date of purchase. Debt securities which management has the positive intent and ability to hold to maturity are classified as held-to-maturity and are reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of resale in the near term are classified as trading instruments and are stated at fair value with realized and unrealized gains and losses included in net trading profit or loss. All other debt and equity securities are classified as available for sale and carried at fair value with net unrealized gains and losses included in accumulated other comprehensive income / (loss) on a net of tax basis. Interest and dividends on securities, including amortization of premiums and accretion of discounts are included in interest income. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis determined using the average cost method at the individual security level. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in accumulated other comprehensive income / (loss) for available-for-sale securities, while such losses related to held-to-maturity securities are not recorded, as these investments are carried at their amortized cost (less any other-than-temporary impairment).

The Group conducts and documents periodic reviews of all securities with unrealized losses to evaluate whether an Other-than-Temporary-Impairment (OTTI) exists. Prior to January 1, 2009 the Group used FSP FAS 115-2 and FAS 124-2 (now ASC 320-10-35, Investments—Debt and Equity Securities: Subsequent Measurement) to assess whether other than temporary impairments occurred and accordingly, any unrealized loss identified as other than temporary in debt or equity securities was recorded directly in earnings based on the difference between the current fair value and its respective average cost of acquisition. As of January 1, 2009, the Group adopted ASC 320-10 and therefore, any credit-related impairment related to debt securities that the Group does not plan to sell and is not likely to be required to sell is recognized in earnings as unrealized losses, with the non-credit-related impairment retained in accumulated other comprehensive income / (loss). For other impaired debt securities, the entire impairment continues to be recognized in earnings as unrealized losses.

Factors considered in determining whether a loss is temporary include (a) the length of time for which fair value has been below cost; (b) the severity of the impairment; (c) the cause of the impairment and the financial condition and near-term prospects of the issuer; (d) activity in the market of the issuer which may indicate adverse credit conditions; and (e) the Group's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery.

For investments in equity securities (including mutual fund units), the Group considers the various factors described above, including its intent and ability to hold the equity security for a period of time sufficient for recovery of cost. In general, a significant and prolonged unrealized loss is an OTTI unless significant and robust evidence to the contrary exists.

When the Group lacks that intent or ability, the security's decline in fair value is deemed to be other than temporary and is recorded in earnings. Available-for-sale equity securities deemed to be other-than-temporarily impaired are written down to fair value, with the full difference between fair value and amortized cost recognized in earnings.

Money market investments include treasury bills that are held for short term liquidity management purposes and whose fair value approximates their carrying amount.

Transfers between categories of investments—When rare circumstances cause significant deterioration in the trading activity or substantially affect the observable prices of investment securities classified in the trading category, the Group transfers such securities out of the trading category and into the held-to-maturity or available-for-sale categories, provided the securities meet definition of the respective category at the date of transfer.

If there is a change in intention or ability to hold a debt security to maturity, the Group transfers such securities out of the available-for-sale category and into the held-to-maturity category, provided the instruments meet the definition of the latter at the date of reclassification.

For securities reclassified as described above, the fair value at the date of transfer becomes the new amortized cost at that date.

When the securities transferred out of the trading category include embedded derivatives, the Group reassesses at the reclassification date, whether the embedded derivatives need to be separated from the host contract, on the basis of the circumstances that existed when the Group became a party to the contract.

Derivatives—All derivatives are recognized on the consolidated balance sheet at fair value, without taking into consideration the effects of legally enforceable master netting agreements that allow the Group to settle positive and negative positions and offset cash collateral held with the same counterparty on a net basis. Derivatives are recorded as derivative assets or liabilities. The Group's management exercises judgment in determining the fair value of financial assets and liabilities. For exchange-traded contracts, fair value is based on quoted market prices. For non-exchange traded contracts, fair value is based on dealer quotes, pricing models, discounted cash flow analysis or quoted prices for instruments with similar characteristics. Valuations of derivative assets and liabilities reflect the value of the instrument including the values associated with counterparty risk. These values must also take into account the Group's own credit standing, thus including in the valuation of the derivative instrument the value of the net credit differential between the counterparties to the derivative contract. The Group designates a derivative as held for trading or hedging purposes when it enters into a derivative contract. The designation may subsequently change based upon management's reassessment or changing circumstances.

Derivatives designated as held for trading activities are included in derivative assets or liabilities with changes in fair value reflected in net trading profit or loss.

The Group occasionally purchases or issues financial instruments containing embedded derivatives. The embedded derivative is separated from the host contract and carried at fair value if the economic characteristics and risks of the derivative are not clearly and closely related to the economic characteristics of the host contract.

Equity method investments—Equity investments in which the Group exercises significant influence but does not control, are initially recorded at cost and the carrying amount of the investments is adjusted to recognize the Group's share of the earnings or losses of investees after the date of acquisition. The amount of the adjustment, after elimination of any intercompany gains and losses and impairment of goodwill, if any, is included in the determination of the Group's net income. Dividends received by the Group from its equity method investments reduce the carrying amount of those investments.

The excess of the cost of acquisition of the investments and the Group's equity in the investees underlying net assets represents purchased goodwill. Equity method investment goodwill is not amortized but all equity investments are reviewed for impairment annually.

Loans and leases—Loans are included at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to income using the effective interest rate method.

Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment to yield of the related loans. There are no loans that have been originated which are intended for sale in the secondary market.

Loans include aggregate rentals on lease financing transactions and residual values net of related unearned income. Lease financing transactions represent direct financing leases. Unearned income is amortized under a method that results in an approximate level rate of return when related to the unrecovered lease investment.

As described in Note 14 the Group has elected fair value accounting for certain loans.

Loans acquired in a purchase business combination with evidence of credit quality deterioration since origination, for which it is probable at purchase that the Group will be unable to collect all contractually required payments are accounted for under ASC 310-30 “Loans and Debt Securities Acquired with Deteriorated Credit Quality”. ASC 310-30 addresses accounting for differences between contractual cash flows and cash flows expected to be collected from an investor's initial investment in loans acquired in a transfer if those differences are attributable, at least in part, to credit quality. ASC 310-30 requires impaired loans to be recorded at fair value and prohibits “carrying over” or the creation of valuation allowances in the initial accounting of loans acquired in a transfer that are within its scope. Under ASC 310-30, the excess of cash flows expected at purchase over the purchase price allocated, is recorded as interest income over the life of the loan.

Non-accruing loans—In general, the accrual of interest on loans is discontinued at the time the loan is 90 days delinquent unless the credit is well secured and in process of collection. Residential real estate loans are placed on non-accrual at the time the loan is 180 days delinquent. In all cases, loans are placed on non-accrual, or written-off at an earlier date, if collection of principal or interest is considered doubtful.

The interest on these loans is accounted for on a cash-basis, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are reasonably assured of repayment within a reasonable time frame or when the loans are modified (see below).

Modified loans and troubled debt restructurings—Loans whose terms are modified are considered to be troubled debt restructurings (“TDRs”) if the modification was done due to borrower's financial difficulties and the Group has granted a concession to the borrower.

Each loan that becomes modified accrues interest even if previously it was in non-accrual status, because upon the modification there is sufficient evidence that the loan will be repaid according to the new terms. Modifications that do not grant to the customer a concession are not considered as TDRs. TDRs are considered impaired and are separately evaluated for impairment, while modified loans that are not TDRs are considered as performing unless they meet the definition of non-performing under the restructured terms.

Allowance for loan losses—The allowance for loan losses is management's estimate of probable incurred loan losses in the lending portfolios. A loan is considered impaired when, based on current information and events, it is probable that the Group will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the agreement.

Once a loan has been identified as individually impaired, management measures impairment in accordance with ASC 310-10-35. Individually impaired loans are measured based on the present value of payments expected to be received, or for loans that are solely dependent on the collateral for repayment, the estimated fair value of the collateral. If the recorded investment in impaired loans exceeds the measure of estimated fair value, a specific allowance is established as a component of the allowance for loan losses.

The Group performs periodic and systematic detailed reviews of its lending portfolios to identify inherent risks and to assess the overall collectability of those portfolios. Specifically, our methodology has three primary components, specific allowances, coefficient analysis and homogeneous analysis.

Specific allowance: For individually significant commercial loans, specific allowances are recorded, based on historical loss experience, current economic conditions and performance trends within specific industry sectors, payment history, cash flow analysis, collateral value and any other pertinent information. Future expected cash flows take into consideration the customer's risk profile, historical information for similar customers as well as an estimate of the impact of current economic conditions and negative credit trends existing at the time of the assessment. These estimates are management's best estimates regarding the probable impact of the current economic environment on credit losses. If necessary, an allowance for loan losses is established for loans subject to specific allowance. Loss is measured as the difference between the loan's carrying amount and the present value of estimated future cash flows expected to be received.

Coefficient analysis: Non-significant commercial loans are subject to coefficient analysis. A coefficient analysis is performed on commercial loans, for which no specific allowance is calculated, as described above and the related allowance is calculated using internal credit ratings and loss rates. Individual loans are grouped into 22 risk categories based on common characteristics such as industry, payment history (including delinquency), collateral values and other factors. The rating of each individual corporate customer is re-assessed at least once a year (and more frequently if necessary) and its rating may change based on the customer's financial position and prospects, qualitative criteria and current market conditions. Allowance percentages, or coefficients, based on historic loss rates among these groupings are then applied to determine the allowance for loan losses to be recorded. Our coefficient analysis for the commercial portfolio uses historical data to estimate the default rate assigned to each credit rating. Our rating model was first validated in 2005 by an internationally recognized and independent advisor, and optimized for use in Greece. Since then, it is monitored regularly and its predictive ability is back-tested on an annual basis by our Group Risk Management Division following the Basel II guidelines on monitoring of rating models. The back testing has shown that the predictive ability of the model is strong, so no change in criteria and weights was necessary. Loss rates are estimated at least annually as at the reporting date.

Homogeneous analysis: The allowance on certain homogeneous loan portfolios, which generally consist of mortgage loans, credit cards and other consumer loans in the consumer loans portfolio segment, is based on aggregated portfolios of homogeneous loans' evaluations, generally by loan type, products or channel of distribution.

Loss forecast models are utilized for portfolios of homogeneous loans which consider a variety of factors including, but not limited to, historical loss experience, anticipated defaults or foreclosures based on portfolio trends, delinquencies and credit scores, and expected loss factors by loan type. In addition, in calculating our homogeneous allowances for loan losses we consider the current economic conditions and trends and changes in lending policies and procedures (see Note 14).

The periods analyzed for the estimation of the loss rates take into consideration the long recovery periods historically observed in Greece, and was six years for credit cards and consumer loans and twelve years for mortgage loans. These longer recovery periods follow from the Greek legislation and judicial system, as well as business practices.

Allowances for losses inherent in loans made through our branches and subsidiaries outside of Greece are estimated by the branch or subsidiary which originated the loan. Methodologies applied are similar to those employed by the Group for loans in Greece.

Additions to the allowance for loan losses are made by charges to the provision for loan losses. Credit exposures deemed to be uncollectible are charged against the allowance for loan losses. Recoveries of amounts previously charged as uncollectible are credited to the allowance for loan losses.

Subject to compliance with tax laws in each jurisdiction, a loan, which is deemed to be uncollectible or forgiven, is written off against the related provision for loans impairment. Subsequent recoveries are credited to provision for loan losses in the Income statement.

Under Greek regulations, loans cannot be written off until legal remedies for recovery, which can be a very lengthy process, have been exhausted. Historical loss amounts include both amounts actually written off and amounts that are expected to be written off, but for which not all legal remedies for recovery have been fully exhausted.

In addition to the allowance for loan losses, the Group also estimates probable losses related to unfunded commitments, such as commercial letters of credit, standby letters of credit and financial guarantees written. The allowance is estimated using the methodology applied to commercial loans.

Fair Value—The Group measures the fair market values of its financial instruments in accordance with ASC 820 “Fair Value Measurements and Disclosures”, which establishes a framework for measuring fair value and also provides certain disclosure requirements. Also in accordance with ASC 820, the Group categorizes its financial instruments, based on the priority of inputs to the valuation technique, into a three-level hierarchy, as discussed below. Trading account assets and liabilities, derivative assets and liabilities, AFS debt and marketable equity securities, and certain other assets are carried at fair value. The Group has also elected to carry certain assets and liabilities at fair value in accordance with ASC 825 “Financial Instruments”, including certain loans and long-term debt. ASC 825 allows an entity the irrevocable option to elect fair value for the initial and subsequent measurement for certain financial assets and liabilities on a contract-by-contract basis.

The fair value disclosures are presented in note 37.

Level 1: Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market.

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, as well as debt securities without quoted prices and certain derivative contracts whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes government and corporate debt securities with prices in markets that are not active and over-the-counter (OTC) derivative contracts.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Transfers between levels are recognized at the end of the reporting period.

Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities become unobservable or observable respectively, in the current marketplace.

Goodwill, software and other intangibles—Net assets of companies acquired in purchase transactions are recorded at fair value at the date of the acquisition. As such, the historical cost basis of individual assets and liabilities are adjusted to reflect their fair value. Following the adoption of SFAS 160 (now codified in ASC 810-10) “Non-controlling Interests in Consolidated Financial Statements-an amendment of ARB No.51” the Group accounts for changes in an ownership interest in a subsidiary that does not result in deconsolidation as equity transaction if it retains its controlling financial interest in the subsidiary. Identified intangibles are amortized on a straight-line basis over the period benefited. Goodwill is not amortized, but is reviewed at the reporting unit level for potential impairment at least on an annual basis at the end of the reporting period, or if events or circumstances indicate a potential impairment, more frequently. The impairment test is performed in two phases. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, an additional procedure must be performed. That additional procedure compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. An impairment loss is recorded to the extent that the carrying amount of goodwill exceeds its implied fair value. Intangible assets subject to amortization are evaluated for impairment if events and circumstances indicate a possible impairment. Intangible assets that are not subject to amortization are tested for impairment annually, or more frequently if events or changes in circumstances indicate that the assets might be impaired. Intangible assets are amortized using an estimated range of anticipated lives, which are 3 to 12 years for software and 6 to 11 years for intangibles arising on acquisitions such as customer relationships and core deposits. Trade names have indefinite useful lives.

Premises and equipment—Premises and equipment, including buildings are stated at cost less accumulated depreciation, except for land, which is stated at cost. Depreciation is provided on a straight-line depreciation basis over the estimated useful lives of individual assets and classes of assets. Maintenance, repairs and minor alterations are expensed as incurred.

Long-lived assets that are held, including those that are to be disposed of, are evaluated periodically for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability is evaluated by determining if the difference between the expected undiscounted future cash flows of a long-lived asset is lower than its carrying value. If not recoverable, the Group recognizes an impairment loss for the difference between the carrying amount and the estimated fair value of the asset. The impairment loss, if any, is reflected in non-interest expense.

Special purpose financing entities—The Group is involved with special-purpose entities (SPEs) in the normal course of business. The primary uses of SPEs are to obtain sources of liquidity for the Group. The Group is also involved in SPEs used for the securitization of certain loans as discussed below. SPEs used by the Company are accounted for as VIEs.

VIEs are entities defined in ASC 810 “Consolidation” as entities which either have a total equity investment at risk that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest (i.e., ability to make significant decisions through voting rights, right to receive the expected residual returns of the entity, and obligation to absorb the expected losses of the entity). Investors that finance the VIE through debt or equity interests, or other counterparties that provide other forms of support, such as guarantees, or subordinated fee arrangements, are variable interest holders in the entity. Prior to January 1, 2010, the variable interest holder, if any, that would absorb a majority of the entity's expected losses, receive a majority of the entity's expected residual returns, or both, was deemed to be the primary beneficiary and consolidated the VIE.

In accordance with the new guidance on consolidation of VIEs effective January 1, 2010, the Group is deemed to have a controlling financial interest and is the primary beneficiary of a VIE if it has both the power to direct the activities that most significantly impact the VIE's economic success and a right to receive benefits or absorb losses of the entity that could be potentially significant to the VIE.

The new guidance also requires companies to continually reassess whether they are the primary beneficiary of a VIE.

For additional information on other special purpose financing entities, see Note 14.

Securitization—The Group securitizes, sells and services interests in residential mortgage loans, credit cards, consumer and commercial loans. In general the loans are sold to SPEs, which issue securities collateralized with these assets. The accounting for these activities is governed by ASC 860 “Transfers and Servicing”. Prior to January 1, 2010, a transfer of financial assets (of all or a portion of the financial asset) in which the Group surrendered control over those financial assets was accounted for as a sale to the extent that consideration, other than beneficial interests in the transferred assets was received in exchange. If a securitization did not meet the criteria for a sale as described above, the Group continued recognizing the loans because the SPEs were consolidated and the Bank held the total of the securities issued. To the extent that the Bank sold these securities to third party investors, the transferred assets might qualify for derecognition in full or in part. Gains or losses on securitizations, which met the criteria for a sale, were based on the carrying amount of the financial assets derecognized and the retained interest, based on their relative fair values at the date of the transfer.

With the adoption on January 1, 2010 of the modifications that ASU 2009-16 introduced to ASC 860, the concept of Qualifying Special Purpose Entities (“QSPEs”) no longer exists and additional criteria must be used to evaluate transfers of financial assets. When a financial asset is transferred, the Group assesses whether the transferor and its consolidated affiliates have surrendered control over the transferred financial assets, determining first whether the transferee should be consolidated. A transfer of an entire financial asset, or a portion of a financial asset that meets the definition of a participating interest, in which the Group has surrendered control over those financial assets shall be accounted for as a sale if and only if all of the following conditions are met:

(a)       the transferred financial assets have been isolated from the Group—put presumptively beyond the reach of the Group and its creditors, even in bankruptcy or other receivership;

(b)       each transferee has the right to pledge or exchange the assets it received, and no condition both constrains the transferee from taking advantage of its rights to pledge or exchange and provided more than a trivial benefit to the Group; and

(c)       the Group does not maintain effective control over the transferred assets through either (1) an agreement that both entitles and obligates the Group to repurchase or redeem them before their maturity, (2) the ability to unilaterally cause the holder to return specific assets other than through a cleanup call or (3) an agreement that permits the transferee to require the Group to repurchase the transferred financial assets at a price that is so favorable to the transferee that it is probable that the transferee will require the Group to repurchase them.

For transfers of financial assets recorded as sales, the Group recognizes and initially measures at fair value all assets obtained (including beneficial interests) and liabilities incurred. The Group recognizes a gain or loss in net trading profit/(loss) for the difference between the carrying amount and the fair value of the assets sold.

Income taxes—The Group accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements.

Deferred income tax assets and liabilities are determined using the asset and liability (or balance sheet) method based on enacted income tax rates/laws expected to apply upon reversal. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the differences between the book and tax bases of the balance sheet assets and liabilities. The impact on changes in tax laws and rates are recognized in their entirety within income tax expense in the period that includes the date of enactment in the respective jurisdiction.

Recognition of deferred tax assets is based on management's belief that it is more likely than not that the tax benefit associated with certain temporary differences, such as tax operating loss carry forward and tax credits, will be realized, based on all available evidence. A valuation allowance is recorded to reduce the amount of the deferred tax assets to that amount that is at least more likely than not to be realized. In making such determination, the Group considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial results. In the event the Group was to determine that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, it would make an adjustment to the valuation allowance which would reduce the provision for income taxes.

The Group does not recognize in its financial statements tax benefits for tax positions unless it has met the recognition and measurement principles contained in ASC 740 “Income taxes”. A benefit can only be recognized if it is “more likely than not” that the benefit will be sustained on audit by the taxing authority based solely on the technical merits of the associated tax position. In this evaluation, the Group assumes that the position (1) will be examined by a taxing authority that has full knowledge of all relevant information and (2) will be resolved in the court. If the recognition threshold is not met, no benefit is recognized, even when the Group believes that a certain amount of benefit will ultimately be realized. Tax benefits for positions meeting the recognition criteria, are recognized in the financial statements in the amount that is at least more likely than not to be sustained upon settlement with the tax authorities. The Group recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense.

Insurance operations—Insurance includes both life and general (property and casualty) insurance underwriting operations. Life insurance underwriting operations include traditional and universal life-type contracts. Income and expenses from insurance operations are included in other non-interest income and expenses.

Premium revenues from traditional life insurance policies (long-duration contracts) are recognized as revenue as and when they become due from policyholders. Variable costs incurred in the acquisition of such policies are capitalized and expensed proportionately with the recognition of premium revenues. Premiums collected on universal life-type contracts are not reported as revenue. Revenues from such contracts represent amounts assessed against policy holders and are reported in the period that the amounts are assessed. Premium income from property and casualty policies (short-duration contracts) is recognized over the life of the policy. Income and costs on policies, which relate to subsequent periods are deferred and recognized in the period to which they relate. Claims relating to property and casualty policies are recognized as and when these become known based on the information available.

Insurance reserves for expected costs relating to life insurance policies are accrued over the current and expected renewal periods of the contracts. The present value of estimated future policy benefits payable, less the present value of estimated future net premiums to be collected is estimated using approved actuarial methods that use assumptions about future investment yields, mortality, expenses, options and guarantees, morbidity and termination rates at the time of inception of insurance contracts. Original assumptions are adjusted to reflect actual experience and any premium deficiency estimated is charged off to income for the period. Revised assumptions reflect estimates of future monetary inflation, medical inflation, the swap rate of bonds as at the end of each reporting period and recent experience concerning risk factors mentioned above. An appropriate discount factor is used.

Insurance reserves for property and casualty insurance include, apart from an unearned premium reserve, a provision for outstanding claims and a provision for claims incurred but not reported (“IBNR”). Loss estimates rely on observations of loss experience for similar historic events that relate to cumulative gross paid claim amount, settled claim amount, incurred claim amount and claim number developments. Such observations are periodically revised and any premium deficiency is charged to income for the period. Projections are based on historical development patterns. The development ratios are adjusted in a small number of cases to remove the effect of claim developments, which appear to be of an exceptional nature. Projections of reinsurance recoveries are also undertaken. Allowance is made for claim adjustment expenses and an appropriate discount factor is used.

Pensions—The Group sponsors both defined contribution and defined benefit pension plans, including defined benefit plans for children of Group personnel. The Group also provides termination indemnities to its retiring staff, depending on the Group company and the jurisdiction in which it operates.

Contributions to defined contribution plans are charged to the income statement as employee benefits when the employee renders service to the Group.

With regards to defined benefit pension plans, the Group calculates the projected benefit obligation at the end of each reporting period as the actuarial present value of all benefits attributed to employee service rendered based on the respective plan's benefit formula. This obligation less the fair value of any plan assets represents the funded status of the Group's plans and is recognized in the consolidated balance sheet under accounts payable, accrued expenses and other liabilities. Key assumptions used for the actuarial calculation are determined by the Group through future projections, which are based on historical trends, current market data and agreements between Group companies and their staff. Net periodic pension cost is recognized in the Group's income statement under employee benefits and includes service cost (the actuarial present value of benefits attributed to services rendered by employees), expected return on plan assets, amortization of prior service cost or credit and actuarial gains or losses. Net gains and losses are amortized to net periodic pension cost if, as of the beginning of the year, that net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market related value of plan assets. Amortization of net gains and losses and prior service cost is performed over the average remaining service period of active employees expected to receive benefits under the plan.

Other assets and other liabilities—Other assets includes, among other items, assets acquired through foreclosure proceedings, accounts receivable of non-financial services sector subsidiaries, deferred tax assets and taxes withheld.

Other liabilities includes, among other items, accrued expenses and deferred income, deferred tax liabilities, accrued interest and commissions, pension liabilities, dividends payable and other accounts payable.

Discontinued operations—A discontinued operation is a component of the Group that comprises operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity. Classification as discontinued operations occurs upon disposal or when the operations meet the criteria to be classified as held for sale. Discontinued operations are presented on the face of the income statement.

Dividend policy—The Bank, on the basis of its statutory financial statements prepared in accordance with IFRS as endorsed by the EU, pays dividends out of:

•       distributable profits for the year (i.e. profits net of: a) tax; b) losses carried forward; and c) prior year tax audit differences); and

•       retained earnings, special reserves or ordinary reserves to the extent they exceed the amount required to be maintained by law.

Each year the Bank is required, by Greek Law 2190/1920, to declare and distribute a minimum dividend out of its net profits, if any, equal to 35% of the net profits for the year less statutory reserves, any profits resulting from the sale of equity participations that represent at least 20% of the paid up share capital of a subsidiary company in which the Bank has held an equity participation for at least ten years and unrealized net gains from financial instruments.

Any distribution of the remainder of the distributable profits must be approved by a “General Meeting of the Shareholders” with the ordinary quorum and majority voting requirements. No distribution can be effected if, on the closing date of the last financial year, the total shareholders' equity is, or will become after that distribution, lower than the sum of share capital and the reserves, the distribution of which is prohibited by Greek law or the Bank's Articles of Association.

A majority representing at least 65% of the paid-up share capital may vote to waive this. The undistributed dividend (up to 35% minimum dividend) must then be transferred to a special reserve which must, within four years following the General Meeting, be distributed in the form of a stock dividend. Furthermore, a majority representing at least 70% of the Bank's paid-up capital may vote to waive this stock dividend.

According to the provisions of article 28 of Greek Law 3756/2009 and decision 20708/B/1175/23.4.2009 of the Minister of Economy and Finance, banks participating in the plan to strengthen the liquidity of the Greek banking sector and economy (the “Hellenic Republic bank support plan”) are allowed to distribute dividends to ordinary shareholders up to 35% of distributable profits at the parent company level. Moreover, pursuant to Law 3723/2008, article 28 of Law 3756/2009 and article 39 of Law 3844/2010, for 2008 and 2009, banks participating in the plan are allowed to distribute dividends to ordinary shareholders only in the form of shares, which cannot be treasury shares. As it is clearly stipulated in the above law and decision, the above restrictions, do not apply to any dividend or fixed return on preference shares that are being traded in foreign organized markets.

In accordance with Law 3965/2011, for 2010, banks participating in the plan are allowed to distribute dividends only in the form of shares, however, these cannot be treasury shares.

Normally, dividends are declared and paid in the year subsequent to the reporting period. For 2010, the Group recorded no liability relating to mandatory minimum dividend payment, in accordance with article 39 of Law 3844/2010, article 28 of Greek Law 3756/2009 and decision 20708/B/1175/23.4.2009 of the Minister of Economy and Finance, as discussed above.

Resale and repurchase agreements—The Group enters into securities purchases under agreements to resell (resale agreements) and securities sales under agreements to repurchase (repurchase agreements) of substantially identical securities. Resale agreements and repurchase agreements are accounted for as secured lending and secured borrowing transactions, respectively.

The amounts advanced under resale agreements and the amounts borrowed under repurchase agreements are carried on the balance sheet at the amount advanced or borrowed plus accrued interest. The market value of these securities is monitored and the level of collateral is adjusted accordingly.

Repurchase of own debt—Repurchase of own debt is accounted for as a derecognition in accordance with ASC 405-20 “Liabilities—Extinguishment of liabilities”. On the date of extinguishment the difference between the carrying value (which includes amortization of any premium/discount and issue costs up to the re-acquisition date) and the acquisition price is recorded as a gain in the income statement.

Share-based payment transactions—The Bank has approved Group-wide share options plans for the executive members of the Board of Directors (“BoD”), management and staff of the Group. The fair value of the employee services received in exchange for the grant of the options is recognized as a compensation cost, with the corresponding credit recognized in equity. The total amount to be expensed over the requisite period, which is determined by reference to the fair value of the share options granted, is calculated with the graded vesting attribution method. The fair value of the options is determined using an option-pricing model that takes into account the stock price at the grant date, the exercise price, the expected life of the options, the expected volatility of and the expected dividends on the underlying stock, and the risk-free interest rate over the expected life of the option.

When the options are exercised and new shares are issued, the proceeds received net of any transaction costs are credited to common stock and additional paid-in capital.

Accumulated other comprehensive income / (loss) (Accumulated OCI)—The Group records unrealized gains and losses on AFS Securities, unrecognized actuarial gains and losses, transition obligation and prior service costs on Pension and Postretirement plans and foreign currency translation adjustments in Accumulated OCI, net of tax. Gains and losses on AFS Securities are reclassified to Net income / (loss) as the gains or losses are realized upon sale of the securities. Other-than-temporary impairment charges are reclassified to Net income / (loss) at the time of the charge. Translation gains or losses on foreign currency translation adjustments are reclassified to Net income / (loss) upon the substantial sale or liquidation of investments in foreign operations.

Treasury stock—The Group parent company's common stock, owned by the Group entities, is considered to be treasury stock and is recorded at cost. Gains and losses on disposal of treasury stock are recorded in equity.

Earnings per share—Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts were exercised and is computed after giving consideration to the weighted average dilutive effect of these common stock equivalents.

Adjustments to the carrying amount of redeemable non-controlling interest in the form of a common stock instrument with a fair value redemption feature do not impact earnings per share.

For the purpose of the earnings per share calculations, shares owned by entities within the Group are not included in the calculations of the denominators.

Use of estimates—The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates made by management are discussed in the notes as applicable.

Recently issued accounting pronouncements

In June 2011, FASB issued ASU 2011-05, “Presentation of Comprehensive Income”. These amendments eliminate the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. In addition, they require consecutive presentation of the statement of net income and other comprehensive income and require to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. These amendments are effective prospectively for the Group's consolidated financial statements for the year beginning January 1, 2012 and is not expected to have a significant impact on the consolidated statements of income and consolidated balance sheets.

In May 2011, FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. These amendments result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the amendments in this ASU do not result in a change in the application of the requirements in Topic 820. Some of the amendments clarify the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. These amendments are effective prospectively for the Group's consolidated financial statements for the year beginning January 1, 2012. The Group is currently assessing the potential impact from the adoption of this ASU on the consolidated statements of income and consolidated balance sheets.

In April 2011, FASB issued ASU 2011-03, “Reconsideration of Effective Control for Repurchase Agreements”. The ASU removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee. The ASU does not change the other criteria in ASC 860. Accordingly, a transferor in a repo transaction is deemed to have effective control if the following conditions are met: (1) the financial assets to be repurchased or redeemed are the same or substantially the same as those transferred; (2) the agreement is to repurchase or redeem them before maturity, at a fixed or determinable price and (3) the agreement is entered into contemporaneously with, or in contemplation of, the transfer. The guidance is effective prospectively for transactions, or modification of existing transactions, of the Group that occur on or after January 1, 2012, and is not expected to have an impact on the consolidated statements of income and consolidated balance sheets.

In April 2011, FASB issued ASU 2011-02, “A Creditor's Determination of whether a Restructuring Is a Troubled Debt Restructuring”, to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. The new guidance requires for creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered troubled debt restructurings. In addition, the amendments to Topic 310 clarify that a creditor is precluded from using the effective interest rate test in the debtor's guidance on restructuring of payables when evaluating whether a restructuring constitutes a troubled debt restructuring. These amendments are effective for the Group's consolidated financial statements for the year beginning January 1, 2012. The Group is currently assessing the potential impact from the adoption of this ASU on the consolidated statements of income and consolidated balance sheets.

In December 2010, the FASB issued ASU 2010-29, “Disclosure of Supplementary Pro Forma Information for Business Combinations”. The amendments in this ASU specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments affect any public entity as defined by Topic 805 that enters into business combinations that are material on an individual or aggregate basis. These amendments are effective for the Group's consolidated financial statements for the year ending December 31, 2011 and will impact the Group's disclosures in case of new business combinations.

In December 2010, the FASB issued ASU 2010-28 “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”. The amendments in this ASU modify Step 1 so that for those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The qualitative factors are consistent with existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. These amendments are effective for the Group's consolidated financial statements for the year ending December 31, 2011. The impact from the adoption of this guidance is not expected to be material.

In October 2010, the FASB issued ASU 2010-26 “Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts”. The amendments in this ASU specify that certain costs incurred in the successful acquisition of new and renewal contracts should be capitalized. Those costs include incremental direct costs of contract acquisition that result directly from and are essential to the contract transaction(s) and would not have been incurred by the insurance entity had the contract transaction(s) not occurred. Additionally, advertising costs are only to be capitalized as deferred acquisition costs if the capitalization criteria for direct-response advertising in Subtopic 340-20 are met. All other acquisition-related costs—including costs incurred by the insurer for soliciting potential customers, market research, training, administration, unsuccessful acquisition or renewal efforts, and product development—should be charged to expense as incurred. Administrative costs, rent, depreciation, occupancy, equipment, and all other general overhead costs are considered indirect costs and should also be charged to expense as incurred. These amendments are effective for the Group's consolidated financial statements for the year ending December 31, 2012. The Group is currently assessing the potential impact from the adoption of this ASU on the consolidated statements of income and consolidated balance sheets.

In July 2010, the FASB issued ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”. This ASU amends Topic 310 to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses. As a result of these amendments, an entity is required to disaggregate by portfolio segment or class certain existing disclosures and provide certain new disclosures about its financing receivables and related allowance for credit losses. The new disclosures were effective for the Group's consolidated financial statements for the year ended December 31, 2010, except for the disclosures regarding activity that occurs during a reporting period, which will be effective for the Group's consolidated financial statements for the year ending December 31, 2011 and the disclosures regarding Troubled Debt Restructurings, which will be effective for the Group's consolidated financial statements for the year ending December 31, 2012. The additional disclosures required are included in Note 14.

In April 2010, the FASB issued ASU 2010-18, “Effect of a Loan Modification When the Loan Is Part of a Pool That Is Accounted for as a Single Asset”. This ASU clarifies that modifications of loans that are accounted for within a pool under Subtopic 310-30, which provides guidance on accounting for acquired loans that have evidence of credit deterioration upon acquisition, do not result in the removal of those loans from the pool even if the modification would otherwise be considered a troubled debt restructuring. An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change. The amendments do not affect the accounting for loans under the scope of Subtopic 310-30 that are not accounted for within pools. Loans accounted for individually under Subtopic 310-30 continue to be subject to the troubled debt restructuring accounting provisions within Subtopic 310-40. This guidance was effective for the Group's consolidated financial statements for the year ended December 31, 2010 and did not have an impact on the consolidated statements of income and consolidated balance sheets.

In April 2010, the FASB issued ASU 2010-15, “How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments”. This ASU clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer's interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder as defined in the Variable Interest Entities Subsections of Subtopic 810-10 and those Subsections require the consideration of related parties. This ASU also amends Subtopic 944-80 to clarify that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary. The amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The amendments also provide guidance on how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. These amendments are effective for the Group's consolidated financial statements for the year ending December 31, 2011. The impact from the adoption of this guidance is not expected to be material.

In April 2010, the FASB issued ASU 2010-13, “Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades”. This ASU clarifies that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. These amendments are effective for the Group's consolidated financial statements for the year ending December 31, 2011. The impact from the adoption of this guidance is not expected to be material.

In January 2010, the FASB issued ASU 2010-06 “Improving Disclosures about Fair Value Measurement”. This ASU amends 820 “Fair Value Measurements and Disclosures” to require new disclosures regarding transfers in and out of Levels 1 and 2 and to present separately information about purchases, sales, issuances and settlements (gross basis rather than net) in the Level 3 reconciliation. This ASU also provides clarifications on existing disclosures regarding the level of disaggregation of fair value information presented and the inputs and valuation techniques used for both Levels 2 and 3. The new disclosures and clarifications of existing disclosures were effective for the Group's consolidated financial statements for the year ended December 31, 2010, except for the disclosures regarding Level 3 purchases, sales, issuances and settlements in the roll-forward activity for fair value measurements, which will be effective for the Group's consolidated financial statements for the year ending December 31, 2011. The additional disclosures required are included in Note 37.

In August 2009, the FASB issued ASU 2009-05, “Measuring Liabilities at Fair Value”. This ASU clarifies that the quoted price for an identical liability, when traded as an asset in an active market, is also a Level 1 measurement for that liability when no adjustment to the quoted price is required. It also clarifies what valuation techniques may be used when a quoted price in an active market for an identical liability is not available. This guidance was effective for the Group's consolidated financial statements for the year ended December 31, 2010 and did not have an impact on the consolidated statements of income and consolidated balance sheets.

In June 2009, the FASB issued SFAS No. 167, “Amendments to FASB Interpretation No. 46(R)” (now codified in ASC 810, “Consolidation”). This guidance changes how a reporting entity determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity's purpose and design and the reporting entity's ability to direct the activities of the other entity that most significantly impact the other entity's economic performance. This guidance requires additional disclosures about the involvement with variable interest entities and any significant changes in risk exposure due to that involvement. A reporting entity will be required to disclose how its involvement with a variable interest entity affects the reporting entity's financial statements. This guidance was effective for the Group's consolidated financial statements for the year ended December 31, 2010 and did not have an impact on the consolidated statements of income and consolidated balance sheets.

In June 2009, the FASB issued SFAS No. 166, “Accounting for Transfers of Financial Assets” (now codified in ASC 860, “Transfers and Servicing”). This guidance requires more information about transfers of financial assets, including securitization transactions, and where entities have continuing exposure to the risks related to transferred financial assets. It eliminates the concept of a “qualifying special-purpose entity”, changes the requirements for derecognizing financial assets, and requires additional disclosures. This guidance was effective for the Group's consolidated financial statements for the year ended December 31, 2010 and did not have an impact on the consolidated statements of income and consolidated balance sheets.

MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED	12 Months Ended
Dec. 31, 2010
Mergers Acquisitions Disposals Disclosure Abstract
MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED

NOTE 4: MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED

(a)       During December 2010, Finans Invest acquired from the market 5.11% of Finans Finansal Kiralama A.S. (Finans Leasing), a subsidiary company, listed in Istanbul Stock Exchange, with a cost of TL 20.5 million. On August 13, 2010, the Bank increased its shareholding in Finans Leasing, through a public offer. The Bank acquired 27.3% of the share capital for EUR 42.3 million (TL 81.7 million). After these acquisitions the NBG Group owns 90.89% of Finans Leasing;

(b)       in April 2010, Finansbank disposed of 10.73% of its participation in Finans Yatirim Ortakligi A.S. (Finans Investment Trust) for TL 2.7 million. After this transaction the Group owns 71.93% of the entity;

(c)       on November 16, 2010, NBG International Inc. (NY) was liquidated;

(d)       on November 4, 2010, following the Finansbank's Board of Directors decision of August 2, 2010, the share capital of the Finansbank was increased by TL 551.3 million (TL 547.1 million in cash and TL 4.1 million by capitalization of reserves). The cash contribution by the Group amounted to TL 518.7 million and was covered by the proceeds from repayment by Finansbank of subordinated debt amounting to TL 495.8 million (USD 325 million) and cash payments by the reinvestment of the dividend received of TL 22.9 million;

(e)       on September 3, 2010, Banca Romaneasca S.A. established NBG Factoring Romania IFN S.A. Banca Romaneasca S.A. owns 99% and NBG Leasing IFN S.A. owns 1% of the new company;

(f)       on August 17, 2010, the Bank acquired 21.6% of Stopanska Banka AD—Skopje, from European Bank for Reconstruction and Development (EBRD) and from International Finance Corporation (IFC) possessing 10.8% shareholding each, through put and call arrangements as provided for in the 2001 shareholders agreement, between the Bank and EBRD and IFC, for the acquisition of Stopanska Banka AD-Skopje. The total consideration paid amounted to EUR 35.2 million;

(g)       on May 19, 2010, Eterika Plc was liquidated. Eterika Plc was a Variable Interest Entity established in the UK for the purposes of corporate loans securitization, in which the Bank had a beneficial interest and was consolidated since July 31, 2008;

(h)       on October 16, 2009, UBB established UBB Factoring EOOD, a wholly owned subsidiary of UBB;

(i)       on October 14, 2009, the Bank partially participated in the share capital increase of its associate Larco S.A. The Bank's contribution amounted to EUR 20.5 million and after the completion of the share capital increase, the Bank's participation was reduced from 36.43% to 33.36%;

(j)       on September 15, 2009, the Group disposed of its investment in Phosphoric Fertilizers Industry S.A. for a consideration of EUR 18.9 million, of which EUR 2.6 million has been deposited in an escrow account up to September 15, 2011, to set off contingent liabilities. Up to December 31, 2010, no contingent liability had arisen. The loss on sale for the Group was EUR 10 million;

(k)       in September 2009 the Bank established NBG Pangaea, a newly formed Real Estate Investment Company wholly owned by the Bank. NBG contributed to NBG Pangaea 241 properties, in lieu of cash for share capital. The net book value of these properties as at December 31, 2009 was EUR 164.8 million;

(l)       on July 31, 2009, the Bank and TOMI S.A. of ELLAKTOR Group entered into a private agreement to acquire joint control of AKTOR FM, through the Bank's acquisition of a non-controlling interest in AKTOR FM. On January 18, 2010, the Bank acquired 53,846 new ordinary registered shares at their nominal value of EUR 3.0 per share, paying a consideration of EUR 161.5 thousand each in cash and currently owns 35% of the share capital;

(m)       in June 2009, the Bank participated in the one-for-one share capital increase in the Hellenic Postal Savings Bank (PSB), thus acquiring 9,420,000 new shares in PSB. Furthermore, during 2009 the Bank acquired additional 200,000 shares, via the ATHEX, raising its total shareholding to 6.69%;

(n)       on June 8, 2009, Finansbank established Finans Faktoring Hizmetleri A.S., (Finans Factoring) a wholly owned subsidiary;

(o)       on May 19, 2009, the Bank established Ethniki Factors S.A., a wholly owned subsidiary;

(p)       since March 2009, the Bank consolidates Titlos Plc, a Special Purpose Entity established in the UK, for the purpose of the securitization of Greek State loans and receivables, in which the Bank has a beneficial interest;

(q)       on May 30, 2008 Banca Romaneasca increased its share capital and the Bank contributed the amount of EUR 41.2 million. Furthermore, on December 22, 2008 Banca Romaneasca increased its share capital and the Bank contributed the amount of EUR 41.6 million;

(r)       on December 23, 2008 the Bank disposed of its 20.23% associate, Hellenic Countryside S.A. The total consideration amounted to EUR 3.5 million;

(s)       on December 16, 2008 Ethniki Hellenic General Insurance S.A (“EH”) increased its share capital and the Bank contributed the amount of EUR 137.5 million;

(t)       since December 12, 2008 the Bank consolidates Revolver APC Limited and Revolver 2008-1 PLC, Variable Interest Entities established in the UK for the purposes of consumer and credit card loan securitization, in which the Bank has a beneficial interest;

(u)       on November 25, 2008 following the decision of General Meeting of the Shareholders of Astir Palace Vouliagmenis S.A. for its share capital increase, the Bank, as the main shareholder, contributed the amount of EUR 99.6 million;

(v)       on September 30, 2008 the Bank contributed to the share capital increase of CPT Investments Ltd the amount of EUR 311.2 million;

(w)       on August 19, 2008 the Bank accepted the proposal of Fiba Holdings A.S. (the “Sellers”) to acquire the remaining shares of Finansbank held by the Sellers (9.68%), as provided for in the shareholders agreement between the Bank and the Sellers. The exercise price was determined in accordance with the agreement and amounted to EUR 487.4 million (USD 697 million) (see Note 15). On September 26, 2008, NBG Finance (Dollar) Plc, a wholly owned subsidiary, acquired the above shares from Fiba Holdings A.S. After this transaction the total shareholding in Finansbank amounts to 94.79%;

(x)       on July 16, 2008 the Bank disposed of its 30% associate, Siemens Enterprise Communications S.A. The total consideration agreed, amounted to EUR 11.4 million;

(y)       on March 18, 2008, NBGI Private Equity Ltd established NBGI Private Equity S.A.S., a wholly owned subsidiary located in France;

(z)       in February 2008 the Bank established two wholly owned subsidiaries, NBG Finance (Dollar) Plc and NBG Finance (Sterling) Plc; and

(aa)       on January 3, 2008, the General Meetings of the Shareholders of Vojvodjanska Banka and NBG A.D. Beograd approved the merger of the two banks through the absorption of the latter by the former. The merger was approved by the Central Bank of Serbia on February 5, 2008 and was completed on February 14, 2008.

CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2010
Cash And Due From Banks [Abstract]
CASH AND DUE FROM BANKS
NOTE 5: CASH AND DUE FROM BANKS
Cash and due from banks at December 31, comprised:

	2009	2010
	(EUR in thousands)
Current accounts with banks	132,228	183,738
Cash and similar items	948,817	992,265
Current account with central bank	342,293	254,114
Other	7,043	6,040
Total	1,430,381	1,436,157

The Bank and the other banks of the Group are required to maintain a current account with the respective central banks of their countries, to facilitate interbank transactions with the central banks, its member banks and other financial institutions through the Trans-European Automated Real-Time Gross Settlement Express Transfer system (TARGET).

DEPOSITS WITH CENTRAL BANK	12 Months Ended
Dec. 31, 2010
Deposits With Central Bank Abstract
DEPOSITS WITH CENTRAL BANK

NOTE 6: DEPOSITS WITH CENTRAL BANK

The central bank is the primary regulator of depository institutions in Greece. The central bank requires all banks established in Greece to maintain deposits equal to 2% of total customer deposits as these are defined by the European Central Bank (“ECB”). Similar requirements apply to the other banking subsidiaries of the Group. The Bank's deposits bear interest at the refinancing rate as set by the ECB (1% at December 31, 2010) while the corresponding deposits of Finansbank, UBB and certain other subsidiaries are non-interest bearing.

SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL	12 Months Ended
Dec. 31, 2010
Securities Purchased Under Agreements To Resell Abstract
SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL

NOTE 7: SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL

The Group enters into purchases of securities under agreements to resell substantially identical securities. These agreements are classified as lending arrangements. Agreements with third parties specify the Group's rights to request collateral, based on its monitoring of the fair value of the underlying securities on a daily basis. Securities accepted as collateral may be sold or re-pledged. The Group has sold or re-pledged as at December 31, 2009 and 2010, EUR 511,120 thousand and EUR 98,500 thousand, respectively, of the securities accepted as collateral.

INTEREST BEARING DEPOSITS WITH BANKS	12 Months Ended
Dec. 31, 2010
Interest Bearing Deposits In Banks Abstract
INTEREST BEARING DEPOSITS WITH BANKS
NOTE 8: INTEREST BEARING DEPOSITS WITH BANKS
Interest bearing deposits with banks at December 31, comprised:

	2009	2010
	(EUR in thousands)
Placements in EUR	2,196,035	5,894,673
Placements in other currencies	881,918	504,094
Total	3,077,953	6,398,767
Maturity analysis:
Up to 3 months	2,717,476	6,179,752
From 3 months to 1 year	175,922	44,742
Over 1 year	184,555	174,273
Total	3,077,953	6,398,767

MONEY MARKET INVESTMENTS	12 Months Ended
Dec. 31, 2010
Short Term Investments [Abstract]
MONEY MARKET INVESTMENTS

NOTE 9: MONEY MARKET INVESTMENTS
Money market investments at December 31, comprised:
	2009	2010
	(EUR in thousands)
Greek treasury bills	893,471	934,552
Foreign treasury bills	286,634	192,917
Other	59,762	52,805
Total	1,239,867	1,180,274

Money market investments include financial assets that for measurement purposes are classified as trading, available-for-sale and held to maturity securities of EUR 897 million, EUR 343 million and nil respectively as at December 31, 2009 and EUR 948 million, EUR 218 million and EUR 14 million respectively as at December 31, 2010. The unrealized losses relating to the money market investments classified as AFS and held to maturity are insignificant.

Money market investments include Greek treasury bills that are pledged as collateral of EUR 829 million and EUR 554 million as at December 31, 2009 and 2010, respectively. In the previous year's filing, the amount relating to 2009 was inadvertently reported as part of trading assets pledged as collateral, although the securities were included in money market investments on the balance sheet.

TRADING ASSETS	12 Months Ended
Dec. 31, 2010
Trading Securities Balance Sheet Reported Amounts [Abstract]
TRADING ASSETS
NOTE 10: TRADING ASSETS
Fair value of debt and equity assets held for trading purposes at December 31, comprised:

	2009	2010
	(EUR in thousands)
Greek government bonds	2,070,858	4,964
Debt securities issued by other governments and public sector entities	194,986	177,333
Debt securities issued by Greek financial institutions	175,933	29,620
Debt securities issued by foreign financial institutions	344,022	398,845
Corporate debt securities issued by Greek companies	160,340	16,956
Corporate debt securities issued by foreign companies	165,649	110,448
Equity securities issued by Greek companies	29,692	6,082
Equity securities issued by foreign companies	7,682	10,272
Mutual fund units	18,578	19,854
Total	3,167,740	774,374

Net unrealized losses on trading assets (debt and equity) of EUR 38,821 thousand EUR 74,990 thousand, and EUR 71,670 thousand were included in earnings during 2008, 2009 and 2010, respectively.

During 2010, the Group, in accordance with its policy regarding transfers of investments between categories (see Note 3), and due to the current crisis in the Greek bond markets, transferred certain trading securities with fair value at the date of the reclassification of EUR  1,357.0  million to available-for-sale securities and EUR  290.8  million to held-to-maturity securities.

Trading assets include securities that are pledged as collateral of EUR 934 million and EUR 419 million as at December 31, 2009 and 2010, respectively. In the previous year's filing, the amount of trading assets pledged as collateral relating to 2009 inadvertently included an amount of EUR 829 million relating to Greek treasury bills that were included in money market investments on the balance sheet. This year, this amount is correctly presented as money market investments pledged as collateral (see Note 9).

DERIVATIVES	12 Months Ended
Dec. 31, 2010
Derivative Instruments And Hedges [Abstract]
DERIVATIVES

NOTE 11: DERIVATIVES

Derivatives utilized by the Group include interest rate, cross currency interest rate and foreign exchange swaps, financial futures, outright foreign exchange forwards and option contracts.

Interest-rate swap transactions generally involve the exchange of fixed and floating-rate interest payment obligations over a prescribed period of time without the exchange of the underlying principal amounts. Cross currency interest rate swaps generally involve the exchange of both interest and principal amounts in two different currencies over a prescribed period of time. Foreign exchange swaps involve the exchange through simultaneous spot and forward foreign exchange transactions of principal amounts in two different currencies. Financial future contracts are contracts in which the buyer agrees to purchase and the seller agrees to make delivery of a specific financial instrument at a predetermined price or yield. Outright foreign exchange forward contracts are agreements to exchange at a specified future date, currencies of different countries at a specified rate. An option contract is an agreement that conveys to the purchaser the right, but not the obligation, to buy or sell a quantity of a financial instrument, index, or currency at a predetermined rate or price during a period or at a time in the future. Option agreements can be transacted on organized exchanges or directly between parties.

Asset—Liability management activities

Interest rate and foreign exchange contracts are utilized in the Group's Asset Liability Management (“ALM”) process. The Group maintains an overall interest rate risk management strategy that incorporates the use of interest rate contracts to minimize significant unplanned fluctuations in fair value caused by interest rate volatility. As a result of interest rate fluctuations, hedged fixed-rate assets and liabilities appreciate or depreciate in market value. Gains or losses on the derivative instruments that are linked to the hedged fixed-rate assets and liabilities are expected to substantially offset this appreciation or depreciation. The Group uses foreign currency contracts to manage the foreign exchange risk associated with certain foreign denominated assets and liabilities.

Fair value and net investment economic hedges

The Group uses various types of interest rate and foreign currency exchange rate derivative contracts to protect against changes in the fair value of its fixed rate assets and liabilities due to fluctuations in interest and exchange rates. None of these derivatives has been designated as hedging instruments, although the management of the Group believes that they provide effective economic hedges.

The Group also economically hedges against its net investment in consolidated foreign operations with functional currencies other than the Euro using synthetic forward foreign exchange contracts. These derivatives do not qualify for hedge accounting under ASC 815 “Derivatives and Hedging”, although the management of the Group believes that they provide effective economic hedges.

Credit risk associated with derivative activities

Credit risk associated with derivatives is measured as the net replacement cost should the counterparties with contracts in a gain position to the Group completely fail to perform under the terms of those contracts assuming no recoveries of underlying collateral. In managing credit risk associated with its derivative activities, the Group deals primarily with commercial banks, broker-dealers and corporations. In addition, the Group reduces credit risk by obtaining collateral based on individual assessment of counterparties. Required collateral levels vary depending on the credit risk rating and the type of counterparty. Generally, the Group accepts collateral in the form of cash and other marketable securities.

A portion of the derivative activity involves exchange-traded instruments. Exchange-traded instruments conform to standard terms and are subject to policies set by the exchange involved, including counterparty approval, margin requirements and security deposit requirements. Management believes the credit risk associated with these types of instruments is minimal.

Fair value of derivative instruments reported in the balance sheet

The following tables present the contract or notional amounts and the fair value amounts (which represent the maximum exposure to credit risk) at December 31, 2009 and 2010 of the Group's derivative asset and liability positions held for trading and economic hedging purposes. These derivative positions are primarily executed in the over-the-counter market. The credit risk amounts presented below do not consider the value of any collateral held.

Derivative Assets(1)

	2009		2010
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in thousands)		(EUR in thousands)
Cross currency interest rate swaps	2,168,376	131,049	3,454,366	188,836
Financial futures	3,229,732	39,842	3,335,302	3,252
Foreign exchange swaps	3,078,929	106,581	3,674,988	136,369
Forward rate agreements	24,367	629	70,070	1,334
Interest rate swaps	30,622,362	1,512,920	31,831,783	1,304,386
Options	3,855,720	72,789	3,418,324	87,725
Outright foreign exchange forwards	371,144	7,451	347,979	7,728
Commodity swaps and other	-	-	22,041	1,562
Total	43,350,630	1,871,261	46,154,853	1,731,192

Derivative Liabilities(1)

	2009		2010
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in thousands)		(EUR in thousands)
Cross currency interest rate swaps	1,340,197	163,072	3,624,583	373,142
Financial futures	1,083,455	29,747	814,882	10,014
Foreign exchange swaps	2,371,779	23,136	2,288,243	87,889
Forward rate agreements	56,107	264	23,968	847
Interest rate swaps	25,675,742	1,068,706	22,577,707	1,207,035
Options	1,724,510	39,973	2,700,805	93,567
Outright foreign exchange forwards	554,782	5,115	406,583	12,934
Commodity swaps and other	-	-	22,571	1,923
Total	32,806,572	1,330,013	32,459,342	1,787,351

(1) Includes both long and short derivative positions.

Gains and losses on derivative instruments
Gains and losses on derivative instruments are presented within Net trading loss in the Income Statement and for the year ended December 31, 2009 and 2010 are analyzed as follows:
	2009	2010
	Net	Net
	gains/(losses)	gains/(losses)
	(EUR in thousands)	(EUR in thousands)
Interest rate swaps and cross currency interest rate swaps	(224,000)	(585,082)
Financial futures	(6,590)	(227,366)
Foreign exchange swaps	44,215	5,042
Forward rate agreements	15,059	(1,875)
Options	(852)	(127,263)
Outright foreign exchange forwards	4,473	(13,051)
Commodity swaps and other	-	5,453
Total	(167,695)	(944,142)

INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2010
Investment Securities Details [Abstract]
INVESTMENT SECURITIES
NOTE 12: INVESTMENT SECURITIES

Investment securities available-for-sale

The amortized cost of available-for-sale securities and their fair values at December 31, comprised:

	2009
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	9,945,165	20,264	(661,831)	9,303,598
Debt securities issued by other governments and public sector entities	3,195,125	64,961	(37,636)	3,222,450
Corporate debt securities issued by companies incorporated in Greece	924,228	4,159	(73,897)	854,490
Corporate debt securities issued by companies incorporated outside Greece	1,587,378	22,443	(92,964)	1,516,857
Equity securities issued by companies incorporated in Greece	221,689	957	(1,636)	221,010
Equity securities issued by companies incorporated outside Greece	44,542	6,030	(1,699)	48,873
Mutual Fund units	588,759	4,068	(19,409)	573,418
Total available-for-sale securities	16,506,886	122,882	(889,072)	15,740,696

	2010
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	10,448,865	-	(3,020,542)	7,428,323
Debt securities issued by other governments and public sector entities	3,671,148	92,991	(3,433)	3,760,706
Corporate debt securities issued by companies incorporated in Greece	1,381,722	3	(272,516)	1,109,209
Corporate debt securities issued by companies incorporated outside Greece	1,414,465	66,649	(58,822)	1,422,292
Equity securities issued by companies incorporated in Greece	145,444	1,535	(483)	146,496
Equity securities issued by companies incorporated outside Greece	145,022	4,394	(2,918)	146,498
Mutual Fund units	510,566	6,296	(17,516)	499,346
Total available-for-sale securities	17,717,232	171,868	(3,376,230)	14,512,870

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2009. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	2009
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Available-for-sale securities
Greek government bonds	3,948,467(1)	(269,737)	2,911,806(2)	(392,094)	6,860,273(3)	(661,831)
Debt securities issued by other governments and public sector entities	193,460(1)	(1,170)	666,192(2)	(36,466)	859,652(3)	(37,636)
Corporate debt securities issued by companies incorporated in Greece	302,369(1)	(25,307)	151,616(2)	(48,590)	453,985(3)	(73,897)
Corporate debt securities issued by companies incorporated outside Greece	170,609(1)	(14,304)	473,102(2)	(78,660)	643,711(3)	(92,964)
Equity securities issued by companies incorporated in Greece	6,053	(1,099)	2,921	(537)	8,974	(1,636)
Equity securities issued by companies incorporated outside Greece	141	(16)	2,947	(1,683)	3,088	(1,699)
Mutual Fund units	84,952	(914)	199,163	(18,495)	284,115	(19,409)
Total available-for-sale securities	4,706,051(1)	(312,547)	4,407,747(2)	(576,525)	9,113,798(3)	(889,072)

(1)	The fair value amounts relating to the debt securities in an unrealized loss position for less than 12 months have been restated by EUR 1,060 million, EUR 3 million, EUR 60 million, EUR 25 million and EUR 1,148 million, respectively.
(2)	The fair value amounts relating to the debt securities in an unrealized loss position for 12 months or longer have been restated by EUR 253 million, EUR 6 million, EUR 63 million, EUR 75 million and EUR 397 million, respectively.
(3)	The fair value amounts relating to the total debt securities in an unrealized loss position have been restated by EUR 1,313 million, EUR 9 million, EUR 124 million, EUR 100 million and EUR 1,545 million, respectively.
These restatements were performed to correct an inadvertent error in the presentation of these amounts.

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2010. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	December 31, 2010
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Available-for-sale securities
Greek government bonds	2,826,585	(718,432)	4,249,574	(2,302,110)	7,076,159	(3,020,542)
Debt securities issued by other governments and public sector entities	149,404	(2,966)	46,623	(467)	196,027	(3,433)
Corporate debt securities issued by companies incorporated in Greece	474,040	(30,253)	632,081	(242,263)	1,106,121	(272,516)
Corporate debt securities issued by companies incorporated outside Greece	112,656	(4,294)	417,257	(54,528)	529,913	(58,822)
Equity securities issued by companies incorporated in Greece	1,334	(453)	127	(30)	1,461	(483)
Equity securities issued by companies incorporated outside Greece	14,829	(2,040)	2,024	(878)	16,853	(2,918)
Mutual Fund units	248,259	(4,209)	131,327	(13,307)	379,586	(17,516)
Total available-for-sale securities	3,827,107	(762,647)	5,479,013	(2,613,583)	9,306,120	(3,376,230)

The scheduled maturities of available-for-sale securities at December 31, 2010 were as follows:
	Available-for-Sale Securities
	Amortized	Fair
	Cost	Value
	(EUR in thousands)
Due in one year or less	1,303,644	1,283,456
Due from one to five years	6,471,329	5,943,721
Due from five to ten years	4,905,568	3,820,202
Due after ten years	4,235,659	2,673,151
Total debt securities	16,916,200	13,720,530
Other non debt securities	801,032	792,340
Total	17,717,232	14,512,870

During 2010, the Group, in accordance with its policy regarding transfers of investments between categories (see Note 3), and due to the current crisis in the Greek bond markets, transferred certain trading securities with fair value at the date of the reclassification EUR 1,357.0 million to available-for-sale and certain available-for-sale securities with fair value at the date of the reclassification EUR 1,912.6 million into held-to-maturity because it now intends to hold these bonds until maturity.

Available for sale securities include securities that are pledged as collateral of EUR 3,891 million and EUR 7,191 million as at December 31, 2009 and 2010, respectively.

The following table presents the net gains / (losses) on available-for-sale securities for 2008, 2009 and 2010.
	2008	2009	2010
	(EUR in thousands)
Gross realized gains on sales of available for sale portfolio	31,331	398,149	198,281
Gross realized losses on sales of available for sale portfolio	(5,144)	(48,220)	(132,741)
Other-Than-Temporary-Impairment of available for sale debt securities	(4,165)	(151,474)	-
Other-Than-Temporary-Impairment of available for sale equity securities and mutual funds	(13,607)	(206,854)	(89,497)
Net gains/(losses) on sales of available for sale securities	8,415	(8,399)	(23,957)

Held-to-maturity securities

The amortized cost of held-to-maturity securities and their approximate fair values at December 31, comprised:
	2010
Held-to-maturity securities		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	3,501,126	-	(991,075)	2,510,051
Debt securities issued by other governments and public sector entities	105,671	8,263	(2,161)	111,773
Corporate debt securities issued by companies incorporated outside Greece	5,000	-	-	5,000
Total held-to-maturity securities	3,611,797	8,263	(993,236)	2,626,824

The following table presents the fair value and the associated unrealized losses of held-to-maturity securities in an unrealized loss position as at December 31, 2010. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

As at December 31, 2009, the carrying amount of the Group’s held-to-maturity investment securities was EUR 99.6 million with total net unrealized gains of EUR 0.6 million.

	2010
	Less than 12 months		12 months or longer		Total
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Held to maturity investments
Greek government bonds	1,311,591	(285,573)	1,198,461	(705,502)	2,510,052	(991,075)
Debt securities issued by other governments and public sector entities	-	-	19,194	(2,161)	19,194	(2,161)
Total held to maturity investments	1,311,591	(285,573)	1,217,655	(707,663)	2,529,246	(993,236)

The scheduled maturities of held-to-maturity securities at December 31, 2010 were as follows:
	Held-to-Maturity Securities
	Amortized	Fair
	Cost	Value
	(EUR in thousands)
Due in one year or less	172,444	168,820
Due from one to five years	1,346,954	1,104,485
Due from five to ten years	1,946,552	1,228,937
Due after ten years	145,847	124,582
Total	3,611,797	2,626,824

During 2010, the Group, in accordance with its policy regarding transfers of investments between categories (Note 3), and due to the current crisis in the Greek bond markets, transferred certain Greek government bonds from trading and available-for-sale into held-to-maturity because it now intends to hold these bonds until maturity. The fair value of these bonds at the date of transfer was EUR 2,203.3 million and became the new amortized cost at that date. The transfers did not affect the length of the period that these securities are in an unrealized loss position. Excluded from the unrecognized losses presented in the table above are EUR 171.0 million unrealized losses, which relate to the unamortized balance of the unrealized losses (before tax) that have been recorded in OCI prior to the reclassification. EUR 169.1 million of these losses relate to securities that have been in an unrealized loss position for 12 months or longer.

Held to maturity securities include securities that are pledged as collateral of nil and EUR 1,729 million as at December 31, 2009 and 2010, respectively.

Other-Than-Temporary-Impairment

The assessment for Other-Than-Temporary-Impairment (“OTTI”) of available-for-sale and held-to-maturity debt securities and available-for-sale marketable equity securities and mutual fund units is based on a variety of factors, including the length of time and extent to which the market value has been less than cost, the financial condition of the issuer of the security, and our intent and ability to hold the security to recovery. In particular, regarding equity securities and mutual fund units, as part of our impairment analysis, we frequently update our expectations based on actual historical evidence that recovery has not yet occurred. Specifically, when unrealized losses persist, we obtain greater and more detailed objective evidence regarding the future earnings potential and the underlying business economics of the issuers and the share price trend.

The vast majority of our unrealized losses in debt securities comprise of Greek government bonds, for which the bank is a market maker, and other debt instruments issued by Greek financial institutions. Except for debt securities that the Group intends to sell, the unrealized losses associated with the debt securities are not considered to be other than temporary because the Group neither intends nor expects it will be required to sell these debt securities before the recovery of their amortized cost basis, and the Group has determined that a credit loss does not exist in relation to these securities because it does not expect that they will default on any payment due. A key factor considered in this assessment was the existence of the IMF/eurozone Stabilization and Recovery Program for Greece, agreed in May 2010, which reduces the probability of default by the Hellenic Republic, and the existence of the Hellenic Republic bank support plan and the Financial Stability Fund that significantly reduce the likelihood of default of the Greek banks.

During 2010 the Group recognized OTTI in relation to the majority of its equity securities and mutual fund units held with significant and prolonged unrealized losses. In particular, the Group recognized OTTI for all equity securities and mutual fund units for which an OTTI was recognized in previous years and as at December 31, 2010 were in an unrealized loss position. As at December 31, 2010, gross unrealized losses existing for twelve months or more for equity securities are not material and all mutual fund units with unrealized losses existing for twelve months or more were not considered impaired as the losses were not significant to the respective investments held.

EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2010
Investments In Affiliates Subsidiaries Associates And Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS

NOTE 13: EQUITY METHOD INVESTMENTS

The Group has investments that are accounted for using the equity method of accounting. The summarized financial information below represents an aggregation of the Group's non-subsidiary investees.

	2008	2009	2010
	(EUR in thousands)
Equity method investments	56,988	25,327	50,094
Revenue	696,986	258,841	127,630
Gross profit	19,186	(19,054)	40,056
Net earnings	(75,033)	(128,247)	12,510
Group’s equity in net earnings	(20,664)	(18,550)	9,245
Dividends received by the Group	1,889	389	1,541
Balance Sheet data as at December 31
Current assets	383,812	177,876	79,766
Non-current assets	1,710,251	696,071	486,486
Current liabilities	357,550	235,615	28,696
Non-current liabilities	1,648,352	642,407	461,376
Net assets	88,161	(4,075)	76,180
Group’s equity in net assets	24,800	23,136	47,695

The increase in equity method investments during 2010 mainly relates to investments made by our private equity funds

On September 15, 2009, the Group disposed of its investment in Phosphoric Fertilizers Industry S.A. The total consideration agreed, amounted to EUR 18.9 million, EUR 2.6 million of which has been deposited in an escrow account up to September 15, 2011, to set off contingent liabilities. The loss realized upon disposal amounted to EUR 10.0 million.

On July 10, 2009 the Bank disposed of half of its participation in Social Securities Funds Management S.A. reducing its participation from 40% to 20%. The consideration agreed, amounted to EUR 1.3 million. The gain realized upon disposal of 20% amounted to EUR 0.6 million.

On July 16, 2008 the Bank disposed of its 30% associate, Siemens Enterprise Communications S.A. The total consideration agreed, amounted to EUR 11.4 million. On December 23, 2008 the Bank disposed of its 20.23% associate, Hellenic Countryside S.A. The total consideration agreed, amounted to EUR 3.5 million.

The loss realized upon disposal of the above equity investments in 2008 amounted to EUR 3.1 million.

LOANS AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2010
Loans And Leases Receivable Gross Carrying Amount [Abstract]
LOANS AND ALLOWANCE FOR LOAN LOSSES
NOTE 14: LOANS AND ALLOWANCE FOR LOAN LOSSES
Loans granted by the Group according to type of loan, which represents the Group’s concentration of credit risk, at December 31, 2009 comprised:
	2009			2010
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in thousands)
Consumer:
Residential mortgages	19,411,436	3,841,014	23,252,450	19,544,275	4,725,702	24,269,977
Credit card	1,913,804	2,403,912	4,317,716	1,773,156	3,503,593	5,276,749
Auto financing	433,563	263,254	696,817	405,734	205,996	611,730
Other consumer	4,890,722	2,680,275	7,570,997	4,852,444	3,084,471	7,936,915
Total consumer	26,649,525	9,188,455	35,837,980	26,575,609	11,519,762	38,095,371
Commercial:
Industry and mining	3,471,756	2,653,578	6,125,334	3,675,468	2,974,037	6,649,505
Small scale industry	2,066,500	1,663,914	3,730,414	2,090,239	1,449,556	3,539,795
Trade	8,280,514	3,412,668	11,693,182	7,788,532	3,784,789	11,573,321
Construction	1,252,555	1,461,677	2,714,232	1,226,936	1,597,771	2,824,707
Tourism	493,206	335,369	828,575	484,394	396,622	881,016
Shipping and transportation	1,876,137	676,727	2,552,864	2,152,631	780,670	2,933,301
Commercial mortgages	925,085	613,213	1,538,298	880,697	700,715	1,581,412
Public sector	8,522,357	383,686	8,906,043	8,860,862	392,521	9,253,383
Other	421,479	1,697,936	2,119,415	247,319	1,707,828	1,955,147
Total commercial	27,309,589	12,898,768	40,208,357	27,407,078	13,784,509	41,191,587
Total loans	53,959,114	22,087,223	76,046,337	53,982,687	25,304,271	79,286,958
Unearned income	(28,711)	(183,722)	(212,433)	(58,824)	(189,694)	(248,518)
Loans, net of unearned income	53,930,403	21,903,501	75,833,904	53,923,863	25,114,577	79,038,440
Less: Allowance for loan losses	(1,325,085)	(740,093)	(2,065,178)	(2,122,803)	(1,052,602)	(3,175,405)
Total Net Loans	52,605,318	21,163,408	73,768,726	51,801,060	24,061,975	75,863,035

Included in the above tables for 2009 and 2010 are loans that are economically hedged for interest rate risk, for which the Group elected the fair value option. The fair value and outstanding principal balance of these loans at December 31, 2010 was EUR 559,107 thousand and EUR  517,210 thousand respectively (EUR 846,588 thousand and EUR 797,143 thousand respectively at December 31, 2009). Net gains / (losses) resulting from changes in the fair value of these loans of EUR 9,136 thousand and EUR (9,947) thousand in 2009 and 2010 respectively were recorded in net interest income before provision for loan losses.

Also, included in the above tables are loans for lease financing amounting to EUR 2,072,794 thousand and EUR  1,847,008 thousand in 2009 and 2010 respectively.

The following table provides details of delinquent and non-accrual loans by loan class at December 31, 2010:

	Past due 31-89 days	Past due greater than 90days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	Total loans +90 days and accruing	Total Non accruing

Greek
Residential mortgages	932,421	1,804,213	2,736,634	16,807,641	-	19,544,275	582,407	1,221,806
Credit card	106,041	490,398	596,439	1,176,717	-	1,773,156	46,866	443,532
Other consumer	286,487	1,145,713	1,432,200	3,825,978	-	5,258,178	36,534	1,109,179
Small business loans	197,777	745,299	943,076	3,279,205	-	4,222,281	23,482	721,817
Other commercial loans	281,222	893,968	1,175,190	22,009,607	-	23,184,797	41,997	851,971
Total Greek loans	1,803,948	5,079,591	6,883,539	47,099,148	-	53,982,687	731,286	4,348,305

Foreign
Residential mortgages	204,578	158,984	363,562	3,811,916	550,224	4,725,702	97	158,887
Credit card	77,014	327,366	404,380	3,099,213	-	3,503,593	-	327,366
Other consumer	140,375	351,502	491,877	2,798,590	-	3,290,467	780	350,722
Small business loans	150,102	403,044	553,146	1,168,265	-	1,721,411	67,684	335,360
Other commercial loans	494,221	1,104,962	1,599,183	10,455,032	8,883	12,063,098	200,315	904,646
Total Foreign loans	1,066,290	2,345,858	3,412,148	21,333,016	559,107	25,304,271	268,876	2,076,981
Total loans	2,870,238	7,425,449	10,295,687	68,432,164	559,107	79,286,958	1,000,162	6,425,286

(1) loans less than 30 days past due are included in current loans

Credit quality indicators

The Group actively monitors the credit quality of its loan portfolio using several credit quality indicators. The credit quality indicators considered to be the most significant are the delinquency status for all loans and especially for unsecured consumer balances, and the credit rating for commercial loans.

According to the Group's credit policy, all commercial customers are rated on a 22-grade scale. This rating is based on quantitative and qualitative criteria and is reviewed at least annually. Additionally, each of the Bank's and its subsidiaries' rating systems consider the borrower's industry risk and its relative position within its peer group. The ratings scale corresponds to likelihood of default. Customers classified as “Satisfactory” have low likelihood of default, customers classified as “Watchlist” have medium likelihood of default and customers classified as Substandard are already defaulted.

The following table presents commercial loans credit quality information as at December 31,2010:

	Small business loans	Other commercial loans	Total commercial loans
	(EUR in thousands)
Greek
Satisfactory	1,317,834	20,428,464	21,746,298
Watchlist	1,889,368	2,021,343	3,910,711
Substandard	1,015,079	734,990	1,750,069
	4,222,281	23,184,797	27,407,078
Foreign
Satisfactory	1,121,790	10,529,810	11,651,600
Watchlist	192,343	819,501	1,011,844
Substandard	407,278	713,787	1,121,065
	1,721,411	12,063,098	13,784,509

Total	5,943,692	35,247,895	41,191,587

Allowance for loan losses

An analysis of the change in the allowance for loan losses for the years ended December 31, follows:
	2008	2009	2010
	(EUR in thousands)
Balance at beginning of year	1,132,952	1,232,626	2,065,178
Provision for loan losses	425,537	998,448	1,204,995
Write-offs	(322,240)	(196,312)	(140,371)
Recoveries	42,433	29,663	23,249
Net Write-offs	(279,807)	(166,649)	(117,122)
Translation differences	(46,056)	753	22,354
Allowance at end of year	1,232,626	2,065,178	3,175,405

The following table provides the allowance for credit losses by portfolio segment and the respective recorded investment at December 31, 2010.

	Consumer loans	Commercial loans	Total
Greek	(EUR in thousands)
Allowance for loan losses at year end	1,157,423	965,380	2,122,803
of which:
for impaired loans	1,084,476	935,458	2,019,934
for non-impaired loans	72,947	29,922	102,869

Impaired loans	3,636,743	1,993,829	5,630,572
Non-impaired loans	22,938,866	25,413,249	48,352,115

Foreign
Allowance for loan losses at year end	519,917	532,685	1,052,602
of which:
for impaired loans	439,966	469,107	909,073
for non-impaired loans	79,951	63,578	143,529

Impaired loans	746,765	2,008,638	2,755,403
Non-impaired loans	10,222,773	11,766,988	21,989,761

Allowance at December 31, 2009 includes EUR 173,840 thousand, which relates to allowance for loan losses on the performing loan portfolio.

Allowance for loan losses at 2009 includes EUR 173,840 thousand, which relates to allowance for loan losses on the non-impaired loans.

As discussed in Note 3 our methodology for estimating the allowance for loan losses has three primary components, specific allowances, coefficient analysis and homogeneous analysis, while the methodologies applied by our foreign subsidiaries and branches are similar to those employed by the Group for loans in Greece.

Loss forecast models utilized for portfolios of homogeneous loans consider a variety of factors including, but not limited to, historical loss experience, anticipated defaults or foreclosures based on portfolio trends, delinquencies and credit scores, and expected loss factors by loan type. In addition, in calculating our homogeneous allowances for loan losses we consider the current economic conditions and trends and changes in lending policies and procedures.

As at December 31, 2010, we did not believe an adjustment to historical loss experience for changes in trends, conditions, and other relevant factors that affect repayment of the loans was necessary beyond the incorporation of current information in the data used to estimate the homogeneous allowances. In calculating our homogeneous allowances for loan losses we considered the following key factors:

Volume and severity of past-due and non-accrual loans:

The higher volume and severity of past due and nonaccrual loans in 2010 automatically fed into the calculation of the allowance for loan losses by: (a) increasing the underlying pools on which we calculate a significant portion of the total loss allowances, (b) adjusting the loss rates by incorporating the most recent available information and (c) adjusting upwards the probability of default (PD), which is estimated using data from the previous twelve months. The worsening of the quality of our loan portfolio in terms of deliquencies was the primary cause of the significant increase in of the allowance for loan losses based on homogeneous analysis.

As at December 31, 2010, we concluded that the incorporation of the current market conditions at that time in our methodology as described above was sufficient to estimate the allowance for probable loan losses as at December 31, 2010 and therefore did not further adjust historical loss experience.

Economic conditions and trends:

We believe that changes in national, regional and local economic business conditions impact repayment of loans. Specifically, at December 31, 2010, there was deterioration in Greek economic conditions as a result of the recession of the Greek economy and the adverse developments regarding the Greek public debt and fiscal deficit. That deterioration in economic conditions was reflected in our allowance for loan losses estimated as of December 31, 2010, in three ways: firstly, it resulted in an increase in the level of past due and non-accrual loans which affected the provisions as described above, secondly, it increased the probability of default in our assessment for incurred but not identified impairment in homogeneous loans and thirdly the decline in real estate prices was incorporated in our analysis, where applicable.

Therefore, as at December 31, 2010, we concluded that no further adjustment to the historical loss rates was necessary due to the current economic conditions, since the loss rates applied are long term averages based on long recovery periods for all portfolios assessed using the homogeneous analysis.

Lending policies and procedures

In response to the higher volume and severity of past due loans, we reviewed and tightened our credit approval criteria during 2009 and 2010, for example by lowering both the loan-to-value and the payment-to-income acceptable ratios. As a result, we expected that the quality of new loans granted after 2009 will be improved. However, the loans originated during 2009 and 2010 were not significant enough to cause a change in observed probabilities of default or loss given defaults. Accordingly, we did not adjust those variables as at December 31, 2010.

The following table sets forth the allowances for loan losses by methodology as at December 31, 2009 and 2010:

	Year ended December 31,
	2009	2010
	(EUR in thousands)
Specific allowances	398,179	564,598
Coefficient analysis	88,803	106,415
Homogeneous analysis	838,103	1,451,790
Foreign loans	740,093	1,052,602
Total loan loss allowance	2,065,178	3,175,405

Impaired loans are those loans where the Group believes it is probable that it will not collect all amounts due according to the original contractual terms of the loan. Impaired loans include loans whose terms have been modified in troubled debt restructuring due to borrower's financial difficulties and to which the group has granted a concession to the borrower.

The following table presents information about total impaired loans at and for the period ending December 31, 2009 and 2010:

	At and for the year ended December 31, 2010
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis

Greek
With no related allowance:
Other commercial loans	39,691	-	40,342	-	-

With related allowance:
Residential mortgages	1,733,171	(201,261)	1,251,762	3,623	3,857
Credit cards	490,513	(318,815)	423,935	9,594	46
Other consumer loans	1,413,059	(564,400)	983,960	9,914	9,117
Small business loans	1,060,754	(362,827)	745,503	4,960	67
Other Commercial loans	893,384	(572,631)	758,007	10,982	10,982
Total Greek impaired loans	5,630,572	(2,019,934)	4,203,509	39,073	24,069

Foreign
With no related allowance:
Residential mortgages	58	-	58	-	-
Other consumer loans	172	-	87	-	-
Small business loans	175,366	-	146,531	17,616	-
Other Commercial loans	195,032	-	188,933	16,562	-

With related allowance:
Residential mortgages	122,052	(39,052)	106,753	8	586
Credit cards	318,868	(211,212)	288,394	-	15,344
Other consumer loans	305,615	(189,702)	279,818	4,536	15,853
Small business loans	373,159	(101,364)	216,889	6,367	39
Other Commercial loans	1,265,081	(367,743)	1,164,736	32,353	30,851
Total Foreign impaired loans	2,755,403	(909,073)	2,392,199	77,442	62,673

Impaired loans for which there is a related allowance for loan losses amounted to EUR 3,584,398 thousand at December 31, 2009. The allowance related to those loans amount to EUR 1,891,338 thousand at December 31, 2009. Impaired loans for which there is no allowance for credit losses amount to EUR 103,250 thousand at December 31, 2009.

			2008	2009	2010
			(EUR in thousands)
Average recorded investment in impaired loans			1,760,756	3,035,646	6,595,708
Interest income recognized on a cash basis			33,537	30,377	86,742

Collateral

The most common practice we use to mitigate credit risk is the taking of security for funds advances. We implement guidelines on the acceptability of specific classes of collateral. The principal collateral types for loans and advances are:

•       mortgages over residential properties;

•       charges over business assets such as premises, ships;

•       vehicles, inventory and accounts receivable;

•       charges over financial instruments such as debt securities and equities;

•       cash collaterals; and

•       state, bank or personal guarantees.

Longer-term finance and lending to corporate entities are generally secured; revolving credit facilities to individuals are generally unsecured. In addition, in order to mitigate the potential credit loss the Group will seek additional collateral from the counterparty as soon as impairment indicators are noticed for the relevant individual loans and advances.

Collateral dependent loans

Impaired loans net of allowance for loan losses include collateral dependent loans of EUR 164,219 thousand and EUR 538,316 thousand at December 31, 2009 and December 31, 2010, respectively. The majority of these loans are secured with properties, for which foreclosure was probable and the impairment was measured based on the fair value of the collateral. These measurements are classified as Level 3 in the fair value hierarchy. The fair value of the properties was estimated by qualified external or internal appraisers using one or more of the market approach, the income approach or the replacement cost approach. The key inputs, upon which these estimates are based, are market prices of similar properties, market yields and cost estimates.

Securitized loans and Covered bonds

Securitized loans	2009	2010
	(EUR in thousands)
Commercial loans (Eterika Plc—July 2008)	1,262,548	-
Consumer loans (Revolver 2008—1 Plc—December 2008)	1,156,163	1,161,510
Credit cards (Revolver 2008—1 Plc—December 2008)	1,283,375	1,244,399
Receivables from Public sector (Titlos Plc—February 2009)	5,388,235	5,276,774
Total	9,090,321	7,682,683

Covered bonds	2009	2010
	(EUR in thousands)
Mortgages	5,172,215	14,038,207

Securitized loans

On July 31, 2008, the Group issued EUR 1,340 million Asset Backed Floating Rate Notes due in June 2035, which were backed by a pool of commercial loans. The Notes were split into EUR 975 million class A notes with interest paid quarterly at a rate of three month Euribor plus a margin of 30 bps and EUR 365 million class B notes with interest paid quarterly at a rate of three month Euribor plus a margin of 250 bps. On May 19, 2010, the transaction was unwound and the notes cancelled.

On December 12, 2008, the Group issued EUR 1,768.9 million Secured Floating Rate Notes due in September 2020, which were backed by a pool of receivables arising from revolving consumer loans and credit card accounts. The notes were split into EUR 1,500 million class A notes with interest paid monthly at a rate of one month Euribor plus 30 bps and EUR 268.9 million class B notes with interest paid monthly at a rate of one month Euribor plus 60 bps. On February 28, 2011, EUR 500 million class A notes were cancelled and the interest was changed to a fixed monthly rate of 2.6% on the class A notes and a fixed monthly rate of 2.9% on the class B notes. The class A notes are currently rated BBB- by Fitch and BB+ by Standard & Poor's. The Bank retains the option to call the notes on any interest payment date and reissue a new series, or sell them as is to investors.

The secured notes were issued through two VIEs, “Revolver APC Limited” (the Asset Purchase Company “APC”, incorporated in the UK) and “Revolver 2008-1 Plc” (the Issuer). APC paid for the receivables that were sold and assigned to it by the Bank (the Transferor) from the proceeds of the issuance of a limited recourse note (Series 2008-1 APC loan note) to the issuer. The Issuer financed the acquisition of the Series 2008-1 APC loan note from the proceeds of the issuance of the secured notes.

In December 2010 APC increased the Subordinated Loan Agreement with the Bank by EUR 208.7 million in order to increase the amount deposited by APC into the APC cash collateral account. As at December 31, 2009 and 2010, the balance of the subordinated loans were EUR 159.4 million and EUR 307.3 million, respectively. The Bank, at its discretion, may make further advances to APC under the APC Subordinated loan agreement, where the transfer of interest is less than the minimum transfer of interest.

On February 26, 2009, the Group issued through a UK incorporated VIE “Titlos Plc”, EUR 5,100 million floating rate asset backed notes due in September 2039. Commencing in September 2009, the notes pay interest semi-annually on the 20th day of each March and September at a rate of six month Euribor plus 50 bps per annum. The Bank retains the option to call the notes on any re-novation date or on any optional redemption date and reissue a new series or sell the notes to investors.

All of the above notes issued are not presented within “Long-term debt” and the loans are not derecognized as the Bank is the owner of the issued secured notes and primary beneficiary of the above variable interest entities.

Covered bonds

On November 28, 2008, the Bank issued two series of covered bonds each for EUR 1 billion, with a maturity of five and six years, respectively (with a one-year extension option), which are secured primarily by residential mortgage loans, interest paid quarterly at a rate of ECB's refinancing rate plus a margin of 65 bps and 70 bps respectively. The issue forms part of the Bank's EUR 10 billion covered bonds programme established on November 26, 2008.

On September 1, 2009, the Group sold to institutional investors, part of the above securities, with nominal value of EUR 100 million (EUR 50 million from each issue) which are presented within “Long-term debt” (see NOTE 25: LONG-TERM DEBT).

On October 7, 2009, the Group issued the third series of covered bonds of EUR 1.5 billion, with a maturity of seven years, which are secured primarily by residential mortgage loans and have interest paid annually at a fixed coupon rate of 3.875%. The issue forms part of the existing Bank's EUR 10 billion covered bonds programme. This issue is presented within “Long-term debt” (see NOTE 25: LONG-TERM DEBT) since all bonds were sold to domestic and foreign investors.

On March 18, 2010, the Bank issued the fourth series of covered bonds of EUR 1.5 billion, under its EUR 10 billion covered bonds programme, with a maturity of eight years (with an additional ten-year extension option) secured by residential mortgage loans. The bonds paid interest quarterly at the ECB's refinancing rate plus a margin of 190 bps. This series was cancelled on November 30, 2010.

On May 11, 2010, the Bank issued the fifth series of covered bonds of EUR 1 billion, under its EUR 10 billion covered bonds programme, with a maturity of ten years (with an additional ten-year extension option), secured by residential mortgage loans bearing interest at the ECB's refinancing rate plus a margin of 250 bps paid on a quarterly basis.

On June 21, 2010 the Bank established its second covered bond programme (“EUR 15 billion Covered Bond Programme II of National Bank of Greece S.A.”) under which on June 24, 2010 the Bank issued three Series of EUR 1 billion each, secured by residential mortgage loans. The first Series has a five year maturity (with an additional ten-year extension option) and bears interest at the ECB's refinancing rate plus a margin of 170 bps paid on a quarterly basis. The second Series has a seven year maturity (with an additional ten-year extension option) and bears interest at the ECB's refinancing rate plus a margin of 200 bps paid on a quarterly basis. The third Series has a nine year maturity (with an additional ten-year extension option) and bears interest at the ECB's refinancing rate plus a margin of 230 bps paid on a quarterly basis. On July 29, 2010, the Bank issued second tranches of EUR 500 million each for each of the first three series of notes under this programme. On September 24, 2010 the two tranches of each Series were funged.

On November 30, 2010, the Bank issued the fourth series of covered bonds of EUR 1.5 billion, under its EUR 15 billion covered bonds programme, with a maturity of eight years (with an additional ten-year extension option), secured by residential mortgage loans bearing interest at the ECB's refinancing rate plus a margin of 210 bps paid on a quarterly basis.

All covered bonds series issued under the EUR 10 billion covered bonds programme are currently rated Ba3 by Moody's and BB+ by Fitch.

All covered bonds series issued under the EUR 15 billion covered bonds programme are currently rated Ba3 by Moody's and BBB by Fitch.

Any notes not sold to investors are not presented within “Long-term debt”, since these securities are held by the Bank.

GOODWILL, SOFTWARE AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2010
Goodwill Software And Other Intagibles Abstract
GOODWILL, SOFTWARE AND OTHER INTANGIBLES
NOTE 15: GOODWILL, SOFTWARE AND OTHER INTANGIBLES
The following presents the allocation of goodwill by segment for December 31:

	2009
	Opening		Impairment/		Closing
	2009	Additions	write-offs	Disposals	2009
	(EUR in thousands)
Global Markets and Asset Management	7,956	-	-	-	7,956
International	465,777	11,202	-	(758)	476,221
Turkish Operations	2,607,309	(7,166)	-	-	2,600,143
Insurance	239,297	-	-	-	239,297
Other	82,630	-	-	-	82,630
Total	3,402,969	4,036	-	(758)	3,406,247

The change in International relates to additions and disposals in other private equity business activities of the Group net of negative foreign exchange differences amounting to EUR 15 million. The decrease in Turkish Operations is due to the negative foreign exchange differences amounting to EUR 7.2 million.

	2010
	Opening		Impairment/		Closing
	2010	Additions	write-offs	Disposals	2010
	(EUR in thousands)
Global Markets and Asset Management	7,956	-	-	-	7,956
International	476,221	(6,274)	(6,320)	-	463,627
Turkish Operations	2,600,143	107,303	-	-	2,707,446
Insurance	239,297	-	-	-	239,297
Other	82,630	(1,878)	-	-	80,752
Total	3,406,247	99,151	(6,320)	-	3,499,078

The change in International relates to additions in other private equity business activities of the Group as well as to negative foreign exchange differences amounting to EUR 6.1 million and EUR 18.6 million respectively. The increase in Turkish Operations is due to the positive foreign exchange differences amounting to EUR 107.1 million.

The gross carrying amount and accumulated amortization relating to software and other intangibles at December 31 are presented below:

	2009			2010
	Software	Other	Total	Software	Other	Total
		intangibles			intangibles
	(EUR in thousands)
Gross carrying amount	415,510	379,113	794,623	504,164	393,186	897,350
Accumulated amortization	(248,594)	(106,893)	(355,487)	(298,092)	(139,367)	(437,459)
Net book value	166,916	272,220	439,136	206,072	253,819	459,891

As at December 31, 2010, other intangibles include intangibles identified upon the acquisition of acquired entities and consist of core deposits of EUR 18,990 thousand (EUR 24,827 thousand as at December 31, 2009), customer relationships of EUR 59,917 thousand (EUR 74,418 thousand as at December 31, 2009), software of EUR 9,264 thousand (EUR 9,797 thousand as at December 31, 2009), all of which have finite lives and trade names of EUR 148,185 thousand (EUR 145,500 thousand as at December 31, 2009) and mutual funds contracts of EUR 2,587 thousand (EUR 2,485 thousand as at December 31, 2009) which have indefinite lives. The estimated useful lives of core deposits and customer relationships are 6-11 years and software 11-14 years.

Amortization expense on software and other intangibles amounted to EUR 58,073 thousand, EUR 65,260 thousand and EUR 79 906 thousand in 2008, 2009 and 2010 respectively. The Group estimates that aggregate amortization expense for the five succeeding fiscal years will be approximately EUR 74,846 thousand, EUR 64,955 thousand, EUR 47,844 thousand, EUR 32,942 thousand and EUR 23,435 thousand for years 2011 through 2015 respectively.

PREMISES AND EQUIPMENT AND LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2010
Property Plant And Equipment [Abstract]
PREMISES AND EQUIPMENT AND LEASE COMMITMENTS
NOTE 16: PREMISES AND EQUIPMENT AND LEASE COMMITMENTS

Premises and equipment at December 31, comprised:

	2009	2010
	(EUR in thousands)
Land	207,926	214,575
Buildings	833,911	892,541
Leasehold improvements	225,058	244,506
Furniture, fittings, machinery and vehicles	1,005,630	1,040,914
Total, at cost	2,272,525	2,392,536
Less: accumulated depreciation	(1,077,823)	(1,170,547)
Net book value	1,194,702	1,221,989
Certain Group premises and equipment are leased under various operating leases. Rental expense amounted to EUR 101,441 thousand, EUR 110,296 thousand and EUR 120,386 thousand for the years ended December 31, 2008, 2009 and 2010, respectively.

Future minimum rental commitments under non-cancellable operating leases are presented below. The Group did not enter into any material capital leases.

Operating
Leases
(EUR in
thousands)
2011	81,145
2012	79,388
2013	64,154
2014	58,776
2015	51,051
Thereafter	144,125
Total minimum lease payments	478,639

OTHER ASSETS	12 Months Ended
Dec. 31, 2010
Other Assets Disclosure [Abstract]
OTHER ASSETS
NOTE 17: OTHER ASSETS

Other assets at December 31, comprised:
	2009	2010
	(EUR in thousands)
Insurance related assets	820,271	808,429
Deferred tax assets	396,029	1,066,580
Prepaid income taxes	256,542	191,821
Assets acquired through foreclosure proceedings	158,060	175,541
Brokerage auxiliary funds	19,757	10,378
Brokerage services settlement receivables	10,710	2,997
Private equity: Investees Assets	69,387	87,289
Prepaid expenses	99,140	165,246
Advances to employees	61,994	27,037
Unlisted equity securities	74,738	94,222
Hellenic Deposit and Investment Guarantee Fund	110,472	227,078
Receivables from Greek State	140,839	204,282
Checks and credit card transactions under settlement	128,977	221,922
Securities transactions under settlement	362,709	16,082
Trade and other receivables	112,495	112,164
Other	416,706	360,856
Total	3,238,826	3,771,924

In accordance with article 6 of Law 3714/7.11.2008 the amount of deposits guaranteed by the Hellenic Deposit and Investment Guarantee Fund (HDIGF), increased from EUR 20 thousand to EUR 100 thousand per client. Accordingly, the contributions paid by banks to HDIGF increased from 2008 onwards. The Law 3746/16.2.2009 concerning HDIGF provides that the excess of annual contributions calculated in accordance with the above article 6 of Law 3714/2008, will be included in a special reserve which will be jointly owned by the credit institutions in proportion to their participation. In accordance with article 10 of Law 3746/16.2.2009, HDIGF guarantees up to an amount of EUR 30 thousand per client for investing activities. In 2010, the participating credit institutions paid the first contributions relating to article 10. Therefore, the contributions paid by credit institutions to HDIGF increased from 2010 onwards. Law 3746 provides that the said contributions will be included in a special reserve which will be jointly owned by the credit institutions in proportion to their participation

HELLENIC REPUBLIC BANK SUPPORT PLAN	12 Months Ended
Dec. 31, 2010
Hellenic Republic Bank Support Plan [Abstract]
Hellenic Republic Bank Support Plan

NOTE 18: HELLENIC REPUBLIC BANK SUPPORT PLAN

During 2010, under the government-guaranteed borrowings facility, the Bank participated in the second and third pillars of Law 3723/2008 “Hellenic Republic's Bank Support Plan” as follows:

Pillar II

On April 26, 2010, the Bank issued EUR 2,500 million Floating Rate Notes due in April 2013, bearing interest at a rate of three-month Euribor plus 250 bps, payable on an annual basis.

On May 4, 2010, the Bank issued EUR 1,345 million and EUR 655 million Floating Rate Notes both due in May 2013, bearing interest at a rate of three-month Euribor plus 500 bps payable on an annual basis. From the above issue of EUR 1,345 million, the amount of EUR 907 million is held by third parties and is included in long-term debt (see Note 25).

On June 28, 2010, the Bank issued EUR 4,265.6 million Floating Rate Notes due in June 2013, bearing interest at a rate of three-month Euribor plus 500 bps, payable on an annual basis.

On December 23, 2010, the Bank issued EUR 4,107.7 million Floating Rate Notes due in December 2013, bearing interest at a rate of three-month Euribor plus 750 bps, payable on an annual basis.

Other than the EUR 907 million of Notes due in May 2013 that are held by third parties, the notes described above are held by the Bank and therefore, are not presented as liabilities on balance sheet.

Pillar III

On April 12, 2010, the Bank obtained from Public Debt Management Agency, special Greek government bonds of EUR 787 million collateralized with customer loans. These bonds can only be used as collateral for financing and therefore are reflected in off-balance sheet items.

PLEDGED ASSETS	12 Months Ended
Dec. 31, 2010
Financial Instruments Owned And Pledged As Collateral [Abstract]
PLEDGED ASSETS

NOTE 19: PLEDGED ASSETS

At December 31, 2009 and 2010, the Group pledged to central banks and other third parties for funding purposes, bonds, loans and other securities, of EUR 16,688.2 million and EUR 25,480.5 million, respectively.

The pledged amounts as at December 31, 2010 relate to:

  trading, available-for-sale, money market investments and held-to-maturity debt securities of EUR 9,893 million pledged for funding purposes with the ECB, the European Investment Bank (“EIB”) and other central banks, as well as, for the purposes of transactions through TARGET with the Bank of Greece and with the derivatives clearing house (ETESEP);
  bonds covered with mortgage loans amounting to EUR 8,905 million and notes backed with consumer loans and credit cards amounting to EUR 1,500 million;
  special Greek government bonds of EUR 787 million obtained from Public Debt Management Agency under the provisions of Law 3723/2008 (pillar III), collateralized with shipping and mortgage loans and loans to small businesses (see Note 18 ); and
  loans amounting to EUR 4,395 million.

Additionally, the Bank has pledged with the ECB for funding purposes Floating Rate notes of EUR 11,966 million, issued under the government-guaranteed borrowing facility provided by Law 3723/2008 (pillar II) and held by the Bank (see Note 18).

DEPOSITS	12 Months Ended
Dec. 31, 2010
Deposits Liabilities Balance Sheet Reported Amounts [Abstract]
DEPOSITS

NOTE 20: DEPOSITS

The aggregate amount of short-term certificates of deposit, each with a minimum denomination of EUR 69,560, which approximates USD 100,000, was EUR 539,376 thousand at December 31, 2010. At December 31, 2010, interest-bearing deposits with scheduled maturities in excess of one year were EUR 656,107 EUR thousand.

Deposits made by Greek residents and foreign customers at December 31, comprised:

	2009			2010
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in thousands)			(EUR in thousands)
Interest bearing:
Public sector	151,123	176,785	327,908	3,221,218	131,267	3,352,485
Private sector:
Corporations	3,690,658	4,996,019	8,686,677	3,268,323	6,687,729	9,956,052
Individuals	47,855,096	8,620,645	56,475,741	42,006,925	10,113,819	52,120,744
Interbank	11,660,997	4,984,526	16,645,523	24,261,740	1,607,811	25,869,551
Total interest bearing deposits	63,357,874	18,777,975	82,135,849	72,758,206	18,540,626	91,298,832
Non-interest bearing:
Public sector	1,908,245	46,793	1,955,038	132,164	47,256	179,420
Private sector:
Corporations	1,772,987	618,753	2,391,740	666,511	721,179	1,387,690
Individuals	537,288	524,595	1,061,883	261,623	510,278	771,901
Interbank	121,529	168,372	289,901	55,005	202,633	257,638
Total non-interest bearing deposits	4,340,049	1,358,513	5,698,562	1,115,303	1,481,346	2,596,649
Total:
Public sector	2,059,368	223,578	2,282,946	3,353,382	178,523	3,531,905
Private sector:
Corporations	5,463,645	5,614,772	11,078,417	3,934,834	7,408,908	11,343,742
Individuals	48,392,384	9,145,240	57,537,624	42,268,548	10,624,097	52,892,645
Interbank	11,782,526	5,152,898	16,935,424	24,316,745	1,810,444	26,127,189
Total deposits	67,697,923	20,136,488	87,834,411	73,873,509	20,021,972	93,895,481

Included in the above table are interest bearing deposits of EUR 808,669 thousand and EUR 1,240,756 thousand for 2009 and 2010 respectively for which the Group has elected the fair value option. Such instruments are accounted for at fair value because they have embedded derivatives and the Group elected to account for them at fair value rather than separating the embedded derivatives, or because they are managed on a fair value basis and the Group elected to apply the fair value option provided by ASC 825 “Financial Instruments”. During 2009 and 2010 losses of EUR (13,462) thousand and EUR (12,389) thousand, respectively, relating to fair value changes of these deposits were included in Net trading loss.

Included in domestic interest bearing deposits is the funding from the European Central Bank (through the Bank of Greece) amounting to EUR 11,049,792 thousand and EUR 24,214,517 thousand for 2009 and 2010 respectively.

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE	12 Months Ended
Dec. 31, 2010
Securities Sold Under Agreements To Repurchase [Abstract]
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
NOTE 21: SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
Information concerning securities sold under agreements to repurchase is summarized as follows:

	2009	2010
	(EUR in thousands)
Securities sold under agreements to repurchase	4,485,440	3,538,289
Securities sold under agreements to repurchase:
Average outstanding during the year	3,877,534	5,120,716
Weighted average interest rate during the year	2.32%	1.48%
Weighted average interest rate at year end	0.83%	3.15%
Amount outstanding at month end:
January	2,739,742	9,861,416
February	3,339,847	8,549,200
March	3,388,670	8,192,043
April	3,915,039	4,910,773
May	3,626,470	3,992,152
June	2,287,075	4,318,192
July	3,916,264	4,517,778
August	5,386,574	4,279,021
September	5,202,192	4,004,623
October	5,316,094	3,218,453
November	5,047,640	2,701,563
Securities sold under agreements to repurchase are recorded at the amount of cash received in connection with the transaction. Maturities of such agreements to repurchase are typically overnight to six months.

OTHER BORROWED FUNDS	12 Months Ended
Dec. 31, 2010
Short Term Debt Other Disclosures [Abstract]
OTHER BORROWED FUNDS

NOTE 22: OTHER BORROWED FUNDS

Included in other borrowed funds are facilities with a maturity of one year or less. These borrowings had a balance of EUR 310,784 thousand and EUR 1,111,663 thousand in 2009 and 2010, respectively.

On December 2, 2010, Finansbank signed a dual tranche term loan facility amounting to USD 333 million and EUR 352 million with a one year maturity. Interest is paid quarterly and set at LIBOR plus 0.7%.

The weighted average interest rate of other borrowed funds was 4.31% and 2.29% in 2009 and 2010 respectively.

ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2010
Accounts Payable Accrued Expenses And Other Liabilities Abstract
ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 23: ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES
Accounts payable, accrued expenses and other liabilities at December 31, comprised:

	2009	2010
	(EUR in thousands)
Accrued expenses and deferred income	94,160	129,436
Amounts due to re-insurers	24,670	23,391
Income and other taxes payable	163,437	165,153
Accounts payable	439,597	349,991
Payroll related accruals	68,972	52,192
Private equity: liabilities of investee entities	142,429	134,028
Unsettled transactions on debt securities	781,154	1,065
Accrued interest and commissions	386,452	357,546
Deferred tax liability (Note 39)	162,404	139,046
Amounts due to third-parties under collection agreements	85,288	28,277
Pension liability	403,928	299,933
Dividends payable	19,010	30,923
Amounts due to government agencies	289,957	145,379
European Re-development Fund	30,039	27,612
Liabilities relating to deposit administration funds (DAF)	187,371	232,337
Checks and credit card transactions under settlement	527,110	676,610
Other	373,012	534,125
Total	4,178,990	3,327,044

INSURANCE RESERVES	12 Months Ended
Dec. 31, 2010
Insurance Loss Reserves [Abstract]
INSURANCE RESERVES
NOTE 24: INSURANCE RESERVES
EH has consistently made a provision for loss reserves by estimating the potential liability on a claim-by-claim basis. Activity in the liability for unpaid claims and claim adjustment expenses for the year ended December 31, comprises of:

	2009	2010
	(EUR in thousands)
Property and casualty reserves
Reserve for unpaid claims and claim adjustment expenses as at January 1,	576,103	700,711
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year	283,242	293,974
Change in provision for insured events of prior years	(2,525)	(33,644)
Total incurred claims and claim adjustment expenses	280,717	260,330
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year	(104,338)	(121,149)
Claims and claim adjustment expenses attributable to insured events of prior years	(95,485)	(103,082)
Total payments	(199,823)	(224,231)
Changes in unearned premium reserves	43,714	(1,334)
Reserves for unpaid claims and claim adjustment expenses as at December 31,	700,711	735,476

	2009	2010
	(EUR in thousands)
Life insurance reserves
Mathematical and other life insurance reserves at 1 January	1,456,654	1,620,662
Increase in reserves	459,414	457,143
Paid claims and other movements	(295,406)	(281,937)
Mathematical and other life insurance reserves at December 31,	1,620,662	1,795,868
Total insurance reserves	2,321,373	2,531,344

Reinsurance arrangements
The reinsurance program of EH is designed to minimize the Group’s exposure to large claims and reduce accumulation against catastrophic risks. The level of risk retained by the Group is determined by the levels of Shareholder Equity, Gross Written Premia and Possible Maximum Loss per type of risk underwritten.

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2010
Long Term Debt [Abstract]
LONG-TERM DEBT
NOTE 25: LONG-TERM DEBT
Long-term debt (original maturities of more than one year) at December 31, comprised:

	2009
	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in thousands)
By remaining maturity
Senior Debt:
Fixed Rate	23,621	322,690	1,374,000	1,720,311
Variable Rate	612,858	214,578	250,278	1,077,714
Subordinated Debt:
Fixed Rate	5,222	-	240,463	245,685
Variable Rate	1,786	129,102	-	130,888
Other
Fixed Rate	6,456	45,558	43,977	95,991
Variable Rate	21,879	63,098	1,488	86,465
Total	671,822	775,026	1,910,206	3,357,054

	2010
	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in thousands)
By remaining maturity
Senior Debt:
Fixed Rate	202,722	126,084	1,147,016	1,475,822
Variable Rate	103,958	947,999	272,258	1,324,215
Subordinated Debt:
Fixed Rate	13,864	550,378	52,081	616,323
Variable Rate	6,042	139,560	-	145,602
Other
Fixed Rate	38,554	37,557	38,250	114,361
Variable Rate	6,447	72,354	50,826	129,627
Total	371,587	1,873,932	1,560,431	3,805,950

Certain debt instruments were issued by 100% owned “finance subsidiaries” of the Bank, NBG Funding Ltd (unconsolidated) and NBG Finance Plc (consolidated), NBG Finance (Sterling) Plc (consolidated) and NBG Finance (Dollar) Plc (consolidated) (the “finance subsidiaries”). The Bank has fully and unconditionally guaranteed all securities issued by these companies. There are no restrictions on the ability of these “finance subsidiaries” to transfer funds to the Bank in the form of cash dividends, loans and advances.

The Group does not consolidate NBG Funding Ltd as the Group is not deemed to be the primary beneficiary of the entity. The Group does not have the obligation to absorb losses or the right to receive benefits as the only assets of NBG Funding Ltd are loans to and deposits with NBG.

The proceeds of the instruments issued by NBG Funding Ltd were lent to NBG Finance Plc, NBG Finance (Sterling) Plc and NBG Finance (Dollar) Plc through Eurobond issues and ultimately lent to the Bank under loan agreements with the same terms as each of the instruments referred to above but with a 31 year maturity.

(a)       Long-Term Senior debt

Long-term debt Senior Notes and the related rates and maturity dates at December 31, comprise:

2009
(in EUR
thousands)
Fixed, with a weighted average rate of 3.88%, maturing up until 2016 and denominated in EUR	1,392,607
Fixed, with a weighted average rate of 6.37%, maturing up until 2011 and denominated in USD	117,665
Fixed, with a weighted average rate of 11.94%, maturing up until 2011 and denominated in TL	127,581
Fixed, with a weighted average rate of 7.35%, maturing up until 2012 and denominated in RON	82,458
Total	1,720,311
Variable, with a weighted average rate of 1.53%, maturing up until 2018 and denominated in EUR	875,643
Variable, with a weighted average rate of 2.10%, maturing up until 2012 and denominated in USD	174,432
Variable, with a weighted average rate of 5.17%, maturing up until 2018 and denominated in BGN	27,639
Total	1,077,714

2010
(in EUR
thousands)
Fixed, with a weighted average rate of 3.78%, maturing up until 2016 and denominated in EUR	1,234,210
Fixed, with a weighted average rate of 6.37%, maturing up until 2013 and denominated in USD	98,613
Fixed, with a weighted average rate of 11.94%, maturing up until 2011 and denominated in TL	142,999
Total	1,475,822
Variable, with a weighted average rate of 4.75%, maturing up until 2018 and denominated in EUR	1,203,963
Variable, with a weighted average rate of 2.17%, maturing up until 2012 and denominated in USD	97,145
Variable, with a weighted average rate of 5.00%, maturing up until 2018 and denominated in BGN	23,107
Total	1,324,215

Long-Term Senior fixed rate debt

In March 2006, USD 110 million bonds with a five year maturity and USD 110 million bonds with a seven-year maturity were issued by a special purpose entity, the proceeds of which were lent to the Bank's subsidiary Finansbank. Interest is 6.25% and 6.50% respectively, paid semi-annually. As at December 31, 2010, part of these bonds to the amounts of USD 50.0 million and USD 39.0 million respectively (2009: USD 45.0 million and USD 9.0 million respectively), were held by the Group.

In March 2006, Finansbank raised TL 300 million, credit card secured non-amortizing loan, with a five-year maturity. Interest is paid quarterly and is set at 11.94%.

In October 2009 the Bank issued securities under the EUR 10 billion covered bonds program of a nominal value of EUR 1.5 billion, for which the Group has elected the fair value option, as described in Note 14. During 2010, net gains of EUR 225 million (2009: net gains of EUR 111 million) resulting from changes in the fair value of these notes were recorded in Net trading loss. Fair value gains of EUR 286 million were attributable to changes in instrument specific credit risk (2009: EUR 109 million), measured based on changes in the Bank's own credit spread. Interest expense is not recognized separately from fair value changes. The carrying amount and amortized cost of these securities as at December 31, 2010 were EUR 1,161 million and EUR 1,496 million respectively (2009: EUR 1,388 million and EUR 1,499 million).

On November 16, 2009, Finansbank redeemed the last tranche of the USD 125 million Series 2004-B Fixed Rate Notes, obtained via a special purpose entity and secured on Finansbank's Diversified Payment Rights.

In September 2010, NBG Finance Plc, a wholly owned subsidiary of the Bank, issued Fixed Rate Notes of an aggregate nominal value of EUR 80 million, guaranteed by the Bank. The notes, maturing on February 22, 2012, were issued at a lower price than their nominal value, bear fixed interest rate of 2.07% with semi-annual coupon payment frequency. The proceeds of the note were ultimately lent to the Bank under loan agreements with the terms disclosed above.

As of the same date, NBG Finance Plc repurchased the entire issue of its own issued RON 355 million Fixed Rate Notes, issued in February 2007. At the repurchase date, the Bank held part of the above notes of nominal value RON 15 million. The repurchase transaction was conducted at market terms and resulted in the recognition of a gain of RON 51.0 million (EUR 12.0 million) for the Group which is included under Other non-interest income.

Long-Term Senior variable rate debt

In March 2005, USD 500 million Series 2005-A Floating Rate Notes were issued by a special purpose entity, the proceeds of which were lent to Finansbank. The notes are secured on Finansbank's diversified payment rights and have a seven-year maturity. Interest is determined as the three-month LIBOR plus 180 bps, paid quarterly, with no principal repayment for the first three years. The outstanding amount of Series 2005-A as of December 31, 2010 was USD 156 million (2009: USD 281 million). As of the same date, an amount of USD 48.0 million (2009: USD 41.2 million) has been bought back by the Group.

On May 22, 2009, NBG Finance Plc redeemed the EUR 1,500 million Floating Rate Notes issued in May 2007. At December 31, 2008, an amount of EUR 299 million was held by the Group.

On October 9, 2009, NBG Finance Plc redeemed USD 300 million Floating Rate Notes issued in October 2007. As at December 31, 2008, an amount of USD 259 million was held by the Group.

In September 2009, the Bank sold to institutional investors the amount of EUR 100 million, which are the proceeds of the securities issued under the EUR 10 billion covered bonds program, that described in Note 14.

In September 2009, the Bank signed a long-term loan agreement with the European Investment Bank for a total amount of EUR 250 million. The main purpose of the loan facility is the financing of small and medium-sized enterprises and its interest rate has been set at three-month Euribor plus 0.576 bps. The loan facility matures on September 1, 2016.

On December 7, 2009, Finansbank redeemed the second tranche of USD 221 million, of the term loan facility of USD 700 million, with a three year maturity and interest paid monthly at Libor plus 60 bps. The first tranche of USD 479 million was redeemed in December 2008.

In August 2010, the floating rate Schuldscheindarlehen loan of EUR 500 million issued in August 2008 matured and the Bank redeemed the entire amount.

(b)       Long-Term Subordinated debt

Long-term Subordinated debts and the related rates and maturity date at December 31, comprised of:

2009
(in EUR
thousands)
Fixed, 6.00% up to February 16, 2010, redeemable on or after Feb. 2015 and denominated in EUR	34,455
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	109,142
Fixed, 2.76%, redeemable on or after June 2015, matures through 2035 and denominated in JPY	102,088
Total	245,685
Variable, with a weighted average rate of 2.51%, redeemable on or after July 2013 and denominated in EUR	75,562
Variable, with a weighted average 3.66%, redeemable on or after Nov. 2014 and denominated in EUR	28,869
Variable, with a weighted average rate of 3.75%, redeemable on or after Nov. 2014 and denominated in USD	26,457
Total	130.888

2010
(in EUR
thousands)
Fixed, 7.00% up to August 3, 2015, redeemable on or after Aug. 2015 and denominated in EUR	463,032
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	52,850
Fixed, 2.76%, redeemable on or after June 2015, matures through 2035 and denominated in JPY	100,441
Total	616,323
Variable, with a weighted average rate of 2.74%, redeemable on or after July 2013 and denominated in EUR	57,292
Variable, with a weighted average rate of 2.87%, redeemable on or after Nov. 2014 and denominated in EUR	27,444
Variable, with a weighted average rate of 7.42%, redeemable on or after Feb. 2015 and denominated in EUR	33,642
Variable, with a weighted average rate of 2.84%, redeemable on or after Nov. 2014 and denominated in USD	27,224
Total	145,602

Long-Term Subordinated fixed rate debt

In June 2005, NBG Finance plc issued JPY 30 billion Callable Subordinated Fixed Rate Notes. The notes are due in June 2035 and are guaranteed on a subordinate basis by the Bank. The notes may be redeemed at the option of the Bank in or after June 2015. The notes carry a fixed rate of interest of 2.755%, which is payable semi-annually in arrears. These notes are hedged for changes in fair value but hedge accounting is not applied. For this reason, at January 1, 2008 the Bank elected to apply the fair value option for these notes and measure them at fair value with changes recognized in the income statement. During 2010, net gains resulting from changes in the fair value of these notes of EUR 52 million (2009: EUR 41 million) were recorded in Net trading loss. Fair value gains of EUR 60 million (2009: EUR 27 million) were attributable to changes in instrument specific credit risk, measured based on the change in the Bank's own credit spread. Interest expense is not recognized separately from fair value changes. The outstanding principal balance as at December 31, 2010 was EUR 276 million (2009: EUR 225 million).

In November 2006, GBP 375 million series E Fixed/Floating Rate Subordinated Callable Notes were issued. The notes are guaranteed on a subordinate basis by the Bank. The notes have 31 year maturity and may be redeemed by the Group, in whole but not in part, in November 2016 or on any dividend date falling thereafter subject to the consent of the Bank of Greece. The current rate is 6.2889% until November 8, 2016 and three month LIBOR plus 2.08% thereafter, paid annually until November 8, 2016 and quarterly thereafter.

On October 8, 2009, Finansbank redeemed, at the first repayment option date, the subordinated loan of amount USD 200 million, issued in October 2004 with original maturity of 10 years and an interest rate of 9% for the first five years and step up of 11.79% thereafter.

In July 2010, the Bank completed the sale through a private placement, of a Lower Tier II note, totaling EUR 450 million. The note was issued on August 3, 2010 by the Bank's UK-based subsidiary NBG Finance Plc, under NBG guarantee, and has been listed for trading on the Luxembourg Stock Exchange. The note has a 10-year maturity, with right to early redemption by the issuer on the completion of five years and at each subsequent interest payment date. The annual interest rate for the first five years is set at 7.0%. If the right to early redemption is not exercised, the annual interest rate for the second five-year period increases to 9.5%.

Long-Term Subordinated variable rate debt

In July 2003, EUR 350 million Series A Floating Rate Subordinated Callable Notes were issued. The notes are guaranteed on a subordinate basis by the Bank. The notes have 31 year maturity and may be redeemed by the Group, in whole but not in part, in July 2013 or on any dividend date falling thereafter, subject to the consent of the Bank of Greece. The current rate is three-month Euribor plus 175 bps until July 11, 2013 and Euribor plus 275 bps thereafter, paid quarterly.

In November 2004, EUR 350 million series B CMS-Linked Subordinated Callable Notes were issued. The notes are guaranteed on a subordinate basis by the Bank. The notes have 31 year maturity and may be redeemed by the Group, in whole but not in part, in November 2014 or any dividend date falling thereafter subject to the consent of the Bank of Greece. The current rate is 6.25% for the first year and is then determined as the 10 year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8.00% paid semi-annually.

In November 2004, USD 180 million series C CMS-Linked Subordinated Callable Notes were issued. The notes are guaranteed on a subordinate basis by the Bank. The notes have 31 year maturity and may be redeemed by the Group, in whole but not in part, in November 2014 or any dividend date falling thereafter subject to the consent of the Bank of Greece. The current rate is 6.75% for the first year and is then determined as the 10 year USD CMS mid swap rate plus 12.5 bps reset every six months and capped at 8.50% paid semi-annually.

In February 2005, EUR 230 million series D CMS-Linked Subordinated Callable Notes were issued. The notes are guaranteed on a subordinate basis by the Bank. The notes have 31 year maturity and may be redeemed by the Group, in whole but not in part, on February 16, 2015 or any dividend date falling thereafter subject to the consent of the Bank of Greece. The current rate is 6.00% until February 16, 2010 and, thereafter, is determined as the difference of the 10 year EUR CMS mid swap rate minus the 2 year mid swap rate multiplied by four subject to a minimum rate of 3.25% and capped at 10.00% paid annually.

On June 22, 2009, the Bank announced a voluntary tender offer for the acquisition of any and all of the five series of the preferred securities issued by NBG Funding Ltd. The tender offer was for all the preferred securities in an aggregate nominal value of approximately EUR 1,050 million, excluding the preferred securities that had already been acquired on open market by the Bank of an aggregate nominal value of approximately EUR 450 million.

On July 7, 2009, the Bank announced the results of the voluntary tender offer for the preferred securities, where holders of preferred securities of an aggregate nominal value of approximately EUR 450 million (equal to approximately 43% of the aggregate nominal value of the preferred securities subject to the tender offer) validly tendered their preferred securities at a price lower than their nominal value. The settlement date for the purchase by the Bank of the preferred securities that have been validly tendered was July 8, 2009. The purchases were funded by existing liquidity reserves of the Bank. Subsequent to July 7, 2009 (expiry date of the tender offer) the Bank purchased an additional portion of the outstanding preferred securities of an aggregate nominal amount of EUR 19.1 million of series A, B and D, GBP 46.6 million of series E and USD 0.8 million of series C.

Within 2010, the Bank proceeded in the purchase of an additional portion of the outstanding preferred securities of an aggregate nominal amount of EUR 47.9 million of series A, B and D, GBP 51.1 million of series E and USD 4.0 million of series C.

(c)       Long-Term Other debt

“Other” primarily includes fixed rate borrowings of Finansbank and Finans Leasing amounting to EUR 107,123 thousand (of which EUR 71,296 thousand, EUR 7,460 thousand and EUR 28,367 thousand denominated in EUR, TL and USD respectively) and floating rate borrowings of the above mentioned companies, amounting to EUR 127,575 thousand (of which EUR 111,057 thousand, and EUR 16,518 thousand denominated in EUR and USD).

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2010
Commitments And Contingencies Abstract
COMMITMENTS AND CONTINGENCIES

NOTE 26: COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Group enters into a number of off-balance sheet commitments to meet the financing needs of its customers, through the use of commitments to extend credit and commercial and standby letters of credit.

The Group's exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and commercial and standby letters of credit is represented by the contractual notional amount of those instruments. The Group uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

The following table summarizes the Group's off-balance-sheet financial instruments, whose contract amounts represent credit risk, as of December 31:

	2009	2010
	(EUR in thousands)
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit*:
Commercial and personal	19,084,911	17,878,471
Commercial real estate	29,659	3,472
Residential real estate	526,925	326,940
Commercial letters of credit	452,273	539,790
Standby letters of credit and financial guarantees written	6,369,777	6,684,876

*	Commitments to extend credit at December 31, 2009 and 2010 include amounts of EUR 1,597 million and EUR 901 million respectively, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are included in the Risk Weighted Assets calculation under regulatory rules currently in force.

Commitments to Extend Credit. Commitments to extend credit are agreements to lend to a customer, as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Management evaluates each customer's credit worthiness in determining the amount of collateral to obtain. Collateral held varies and may include accounts receivable, inventory, property, plant and equipment and real estate.

Commercial Letters of Credit. Commercial letters of credit ensure payment by a bank to a third party for a customer's foreign or domestic trade transactions, generally to finance a commercial contract for the shipment of goods. A significant portion of commercial letters of credit is on an immediate payment basis. The Group's credit risk in these transactions is limited since the contracts are collateralized by the merchandise being shipped and are generally of short duration.

Standby Letters of Credit and Financial Guarantees Written. Standby letters of credit and financial guarantees written are conditional commitments issued by the Group to guarantee the performance of a customer to a third party. Those guarantees are primarily issued to support the financing needs of the Bank's commercial customers, and are short-term in nature. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.

Legal Contingencies. The Group is a defendant in certain claims and legal actions arising in the ordinary course of business. In the opinion of the management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material adverse effect on the consolidated financial position of the Group. At December 31, 2009 and 2010 the Group has provided for cases under litigation the amount of EUR 60.7 million and EUR 43.6 million respectively.

Voluntary Retirement Schemes

On December 31, 2010 the Bank's wholly owned subsidiary EH completed the voluntary retirement scheme, that had been announced on November 25, 2008, whereby employees fulfilling certain criteria had the opportunity to leave service receiving additional benefits to those provided by law, subject to the approval of the Voluntary Retirement Scheme Committee which included representatives of the company and its employees. A total of 237 employees have left service taking advantage of the provisions of the scheme (not including those who had subscribed to the scheme and subsequently withdrew their interest). The Group has recognized a total expense of EUR 46.7 million in respect of this scheme (EUR 16.8 million in 2008, EUR 24.6 million in 2009 and EUR 5.3 million in 2010). No further cost in respect of this scheme is expected to be incurred.

OTHER FEES AND COMMISSIONS	12 Months Ended
Dec. 31, 2010
Fees And Commissions [Abstract]
OTHER FEES AND COMMISSIONS
NOTE 27: OTHER FEES AND COMMISSIONS
Other fees and commissions for the years ended December 31, comprised:
	2008	2009	2010
	(EUR in thousands)
Custody, brokerage & investment banking	115,555	96,711	79,953
Retail lending fees	58,886	54,794	50,410
Corporate lending fees	140,615	148,884	149,364
Banking fees & similar charges	186,590	168,112	164,947
Fund management fees	52,515	33,639	31,018
Total	554,161	502,140	475,692

NET TRADING LOSS	12 Months Ended
Dec. 31, 2010
Net Trading Profit Loss [Abstract]
NET TRADING (LOSS)

NOTE 28: NET TRADING LOSS

Net trading loss in 2008, includes gains of EUR 25,745 thousand relating to a loan with an embedded derivative that the Group elected to account for at fair value through the profit and loss instead of separating the embedded derivative. The loan was settled during 2008, therefore, the corresponding amount in 2009 and 2010 was nil.

In addition to the losses on derivative instruments (see Note 11), the losses on deposits and the gains on long-term debt at fair value (see Note 20 and Note 25, respectively), net trading loss in 2008, 2009 and 2010 also includes gains from the re-purchase by the Group from the open market of debt securities issued by the Group of EUR 361,325 thousand, EUR 224,683 thousand and EUR 10,855 thousand respectively.

OTHER NON-INTEREST INCOME	12 Months Ended
Dec. 31, 2010
Other Noninterest Income [Abstract]
OTHER NON-INTEREST INCOME
NOTE 29: OTHER NON-INTEREST INCOME
Other non-interest income at December 31, comprised:
	2008	2009	2010
	(EUR in thousands)
Income from insurance operations	852,557	990,054	1,017,172
Gain on disposal of premises and foreclosed assets	70,744	3,259	2,643
Hotel revenues	33,771	34,737	33,986
Other	84,604	62,740	107,452
Total	1,041,676	1,090,790	1,161,253

OTHER NON-INTEREST EXPENSE	12 Months Ended
Dec. 31, 2010
Other Noninterest Expense Abstract
OTHER NON-INTEREST EXPENSE
NOTE 30: OTHER NON-INTEREST EXPENSE
Other non-interest expense at December 31, comprised:
	2008	2009	2010
	(EUR in thousands)
Insurance claims, reserves movement, commissions and reinsurance premia ceded	741,565	898,934	941,589
Credit card costs	34,051	29,580	30,067
Hotel running costs	35,306	37,143	37,125
Broker costs	15,762	10,507	6,996
Rental expense	101,441	110,296	120,386
Taxes and duties other than income tax	54,098	73,197	97,835
Promotion and advertising	87,451	83,325	78,502
Third party fees	166,989	135,966	185,611
Other	348,566	349,242	359,717
Total	1,585,229	1,728,190	1,857,828

INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2010
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE

NOTE 31: INCOME TAX EXPENSE
The significant components of the income tax expense for the years ended December 31, 2008, 2009 and 2010 are as follows:

	2008	2009	2010
	(EUR in thousands)
Income tax expense:
Current tax expense domestic	(106,050)	(84,783)	(110,967)
Current tax expense foreign	(54,073)	(78,965)	(149,212)
Deferred tax (expense)/benefit domestic	(36,263)	(46,745)	163,872
Deferred tax (expense)/benefit foreign	(45,695)	(10,131)	34,673
Total income tax expense	(242,081)	(220,624)	(61,634)
The allocation of income before income tax expense between domestic and foreign is presented in note 38.

The differences between the average statutory income tax and the effective income tax are summarized as follows:

	2008	2009	2010
Tax calculated based on statutory income tax rate of 24% (2008 & 2009:25%)	(286,292)	(202,476)	36,084
Effect of tax exempt income	85,567	141,447	35,029
Effect of different tax rates in other countries	73,338	59,068	65,422
Non deductible expenses	(66,040)	(26,456)	(52,769)
Statutory revaluation of fixed assets	18,941	(89,768)	-
Effect of change in income tax rate	(40,006)	(25,360)	(40,211)
General allowance for loans losses recognized only for tax purposes	72,785	2,638	-
Non-offsettable income taxes with current year income taxes	(66,608)	(22,754)	(14,059)
Tax audit settlement	(19,189)	-	(2,494)
Other	(14,577)	(9,227)	(9,535)
Income tax expense / (benefit) before additional income taxes	(242,081)	(172,888)	17,467

Additional tax under Greek tax law 3808/2009 and tax law 3845/2010	-	-47,736	-26,126
Non-offsettable income taxes in accordance with Law 3842/2010	-	-	-52,975
Income tax expense after additional income taxes	(242,081)	(220,624)	(61,634)

The significant components of deferred income tax assets and liabilities at December 31 comprised:

	2009	2010
	(EUR in thousands)
Deferred Tax Assets:
Allowance for loan losses	2,498	6,980
Mark to market valuation of securities and derivatives	186,118	662,550
Pension and other post retirement benefits	50,621	53,117
Insurance reserves	15,960	18,867
Revaluation of land and buildings	140,869	140,875
Intangibles recognised upon acquisition and other assets	408	311
Tax free reserves	-	17
Tax loss carried forward	147,040	289,134
Other	12,389	51,728
Gross deferred tax assets	555,903	1,223,579
Deferred tax assets / liabilities for netting	(159,874)	(156,999)
Net deferred tax assets	396,029	1,066,580

Deferred Tax Liabilities:
Allowance for loan losses	(40,721)	(39,971)
Mark to market valuation of securities and derivatives	(89,801)	(44,168)
Pension and other post retirement benefits	-	(1)
Revaluation of land and buildings	(1,088)	(1,351)
Intangibles recognised upon acquisition and other assets	(48,725)	(49,515)
Tax free reserves	(95,260)	(95,202)
Other	(46,683)	(65,837)
Gross deferred tax liablities	(322,278)	(296,045)
Deferred tax liabilities / assets for netting	159,874	156,999
Net deferred tax liabilities	(162,404)	(139,046)

Realization of deferred tax assets is dependent on generating sufficient taxable income prior to expiration of the loss carryforwards. Although realization is not assured, management believes it is more likely than not that all of the deferred tax asset will be realized. The amount of the deferred tax asset is considered realizable; however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

The Group has recorded a deferred tax asset of EUR 289,134 thousand reflecting the benefit of EUR 1,392,034 thousand in loss carryforwards. Such deferred tax assets expire (i.e. last year of utilization of deferred taxes on losses) between 2013 and 2017 as follows:

(EUR in thousands)
2013	75,170
2014	57,265
2015	152,591
2016	1,344
2017	2,764
Total	289,134

The deferred tax on the mark-to-market valuation of securities includes both trading and available-for-sale securities, as most of these mark-to-market gains/(losses) are not recognized for Greek income tax purposes.

The applicable Greek statutory corporation income tax rate was 25% for 2008, 2009 and 24% for 2010.

On September 25, 2008 a tax law (Law 3697/2008) was enacted in Greece, according to which the corporation tax rate will be reduced from 25% to 20% declining by 1% each year starting from 2010 to 2014.

Based on the new tax rates, the Group examined the timing of the reversal of the temporary differences for the Greek entities and adjusted the deferred tax asset/liability amounts accordingly. The total effect, for the years ended December 31, 2009 and 2010 of the reduction in tax rate was an expense of EUR 25.4 million and EUR 40.2 million respectively.

The new Tax Law 3943/2011 which was enacted in March 2011 provides that for the periods commencing from January 1, 2011 thereon, the nominal corporation tax rate is reduced to 20%. Furthermore, upon profit distribution a 25% withholding tax is imposed on distributed profits.

In accordance with paragraph 3, article 10 of Law 3842/2010 regarding tax issues, the receivable amount of withholding taxes which is reflected in the Bank's corporate income tax returns for the year 2009 is not refunded provided that it relates to taxes withheld on bond interest income. In this respect the Bank recognized in the statement of income the amount of EUR 53.0 million and reserved its legal rights on this issue.

In accordance with Law 3845/2010 “Measures for the implementation of the support mechanism of the Greek economy through the eurozone Member-States and the International Monetary Fund”, a non-recurring tax was imposed on legal entities for social responsibility purposes and is calculated on the total net income for the year 2009, provided that it exceeded EUR 100 thousand. The tax expense recognized in the Group's current year income statement amounted to EUR 26.1 million.

On December 10, 2009, a tax law (Law 3808/2009) was enacted, according to which entities with profits exceeding EUR 5 million in 2008, were required to pay a special tax levy calculated on the higher of the taxable profits or IFRS profits reported for that year. The tax levy accrued to the Group's income statement of 2009 amounted to EUR 47.7 million.

On January 29, 2008, a tax law (Law 3634/2008) was enacted, whereby for years ending from 2007 onwards banks are subject to tax on profits which previously qualified as tax exempt and deriving from sale of stock exchange traded shares and stock exchange traded derivatives. The tax is calculated at the applicable corporation income tax rate.

Non-offsettable income taxes relate to the excess amount of withholding taxes over the capacity to absorb tax credits in the current year.

The reconciliation of the movement of the Group's unrecognized tax benefits is presented in the following table. If recognized, these benefits would affect the Group's effective tax rate.

Reconciliation of the Change in Unrecognized Tax Benefits
	2008	2009	2010
	(EUR in thousands)
Balance, at beginning of year	29,409	10,125	18,873
Decreases related to positions taken during prior years	(75)	-	(32)
Increases related to positions taken during the current year	6,014	15,525	3,500
Settlements	(22,544)	(7,008)	(11,606)
Effect of foreign exchange differences	(2,679)	231	28
Balance, at end of year	10,125	18,873	10,763

During 2008, 2009 and 2010, the Group recognized within income tax expense the amount of EUR 111 thousand, EUR 44 thousand and EUR 50 thousand respectively, relating to interest. As of December 2008, 2009 and 2010, the Group's cumulative interest related to income taxes was EUR 169 thousand, EUR 199 thousand and EUR 57 thousand respectively.

The Group companies file income tax returns in the jurisdictions in which they conduct business. We do not expect the total amounts of unrecognized tax benefits to significantly change within 12 months of the reporting date.

During 2010, the settlement tax expense of “open” tax years of certain branches and subsidiaries amounted to EUR 11,606 thousand.

The open tax years of the major companies of the Group are as follows:

Company	Open tax years
National Bank of Greece S.A.	2009-2010
NBG London Branch (United Kingdom)	2009-2010
Finansbank A.S. (Turkey)	2006-2010
United Bulgarian Bank A.D.-Sofia (Bulgaria)	2005-2010
Vojvodjanska Banka A.D. Novi Sad (Serbia)	2005-2010
Banca Romaneasca S.A. (Romania)	2006-2010
National Securities S.A. (Greece)	2009-2010
NBG Asset Management Mutual Funds S.A. (Greece)	2009-2010
Ethniki Leasing S.A. (Greece)	2009-2010
Ethniki Hellenic General Insurance S.A. (Greece)	2010

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2010
Related Party Transaction Due From To Related Party [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 32: RELATED PARTY TRANSACTIONS

The Group has entered into transactions with the members of the Board of Directors of the Bank, the General Managers and the members of the Executive Committees of the Bank, the key management of other Group companies, as well as with the close members of family and entities controlled or jointly controlled by those persons. The aggregate amount of loans, deposits and letters of guarantee to such related parties totaled EUR 256.3 million, EUR 22.2 million and EUR 13.6 million respectively as at December 31, 2010 (2009: EUR 14.7 million, EUR 64.5 million and EUR 10.6 million respectively). The Group has also entered into transactions with its affiliates, which are accounted for by the equity method (see Note 13). The aggregate amount of receivables from affiliates totaled EUR 8.3 million, the amount of payables to affiliates totaled EUR 336.0 million and the amount of letters of guarantee to affiliates totaled EUR 13.4 million as at December 31, 2010 (2009: EUR 6.9 million, EUR 288.8 million and EUR 1.4 million respectively). The aggregate amount of income from affiliates totaled EUR 3.0 million and the amount of expense to affiliates totaled EUR 10.2 million (2009: EUR 1.6 million and EUR 8.0 million respectively).

The total receivables of the Group from the employee benefits related funds as at December 31, 2010, amounted to EUR 298.1 million (2009: EUR 197.8 million). The total payables of the Group to the employee benefits related funds as at December 31, 2010, amounted to EUR 87.6 million (2009: EUR 48.0 million).

PAID-IN CAPITAL	12 Months Ended
Dec. 31, 2010
Paid In Capital Abstract
PAID-IN CAPITAL

NOTE 33: PAID-IN CAPITAL

Redeemable preference shares in favor of the Greek State

On January 22, 2009, an Extraordinary General Meeting of the Bank's Shareholders was held, which approved the issue of 70 million redeemable preference shares at a par value of EUR 5.00 each with the cancellation of the pre-emptive rights of the existing shareholders in favor of the Greek State in accordance with the Law 3723/2008 for the Bank's participation in the part (1) of the Hellenic Republic bank support plan. On May 21, 2009, the Bank's BoD certified that the Greek State fully covered the said issue of preferred shares. This increase was covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of 6-month Euribor plus 130 basis points. On May 25, 2009, the BoD's minutes for the above mentioned certification were filed with the Ministry of Development (resolution K2-5300/Registrar of Companies). Following the above the Bank's share capital increased by EUR 350 million.

The preference shares issued by the Bank in favor of the Greek State are not transferable and embody the following privileges:

(a)       the right to receive payment of a fixed return, calculated on a 10% basis over the issue price of each preference share which is payable within one month as of the Bank's Annual Shareholders Meeting (i) in priority over the common shares, (ii) in priority over the dividend amounts distributed pursuant to Article 1 par. 3 of Law 3723/2008 and (iii) irrespective of distribution of dividend to other classes of shareholders and provided that, following payment of the said fixed return, the Bank's and Group's capital adequacy ratios, meet the respective capital adequacy requirements set by the Bank of Greece.

The fixed return on the said preference shares is to be calculated accrued on an annual basis pro rata to the time period during which the Greek State remains a Preferred Shareholder and paid within one month as of the Bank's Annual Shareholders Meeting approval of the annual financial statements for the respective year, subject to availability of distributable funds, in accordance with Article 44a of the Companies' Act, specifically profits from the last and/or previous financial years and/or reserves, and subject to prior authorization of the distribution of such available funds by a Bank's Annual Shareholders Meeting resolution. In case of inadequacy of distributable funds, the Preferred Shareholder is entitled to receive payment of fixed return on the preference shares in priority over the Common Shareholders, up to exhaustion of such distributable funds; and

(b)       upon liquidation, the right in liquidation proceeds in priority over all other shareholders.

The Ministry of Economy and Finance, through its letter to the Bank of Greece (Protocol Number 39389/B2038/7.8.2009) clarified that the funds provided by the Greek State to the financial institutions through the issuance of preference shares, are for the support of the capital adequacy of the Greek banking sector and not for medium term funding. In this respect the Government issued Law 3844/2010 under which, the preference shares are not mandatorily redeemable. However, if not redeemed after five years following their issuance, the coupon rate (i.e. 10%) is increased by 2% per annum cumulatively.

On November 26, 2010, the Bank's Shareholders Extraordinary General Meeting approved the repurchase by the Bank of the Law 3723/2008 preference shares of a nominal value of EUR 350 million through payment in cash, subject to obtaining Bank of Greece and other statutory approvals. The approval by the Bank of Greece for the repurchase of the preference shares is still pending.

Other capital increases

On February 18, 2010, the 2nd Repeat General Meeting of the Bank's shareholders approved the assignment to the Board of Directors of the right to issue bonds convertible to shares, as per the provisions of articles 3a and 13 of the Companies Act and article 5 of the Bank's Articles of Association, for a period of five years, up to an amount corresponding to 50% of the paid-up share capital of the Bank as at the time of the assignment of the said right, that is EUR 1,696 million. The Meeting authorized the Board to decide the particular terms and details of such issuance, as well as the procedure by which the bonds will be converted to shares.

The Annual General Meeting of the Bank's Shareholders held on May 15, 2008, authorized the Board of Directors to increase the Bank's share capital through the issue of common shares with a pre-emptive right in favour of existing shareholders within a period of three years as of the date of the said Annual General Meeting and up to the amount that corresponds to 50% of the Bank's paid up share capital.

Following the above authorizations, the Board of Directors on September 10, 2010, approved the increase of the Bank's ordinary share capital through a rights issue by offering:

•       121,408,315 new ordinary shares of nominal value of EUR 5.0 each and subscription price of EUR 5.2 each. The shares were offered to existing ordinary shareholders at a ratio of 1 new share for every 5 shares held. The total capital raised amounted to EUR 631,323 thousand of which EUR 607,041 thousand was credited to common stock and the remaining EUR 24,282 thousand to additional paid-in capital. The new shares were listed on the ATHEX on October 19, 2010; and

•       227,640,590 convertible bonds to 227,640,590 new ordinary shares of nominal value of EUR 5.0 each and subscription price of EUR 5.2 each. The bonds were offered to existing ordinary shareholders at a ratio of 3 convertible bonds for every 8 shares held. The convertible bonds carried no interest and were convertible to ordinary shares after 7 days from their issuance. The total capital raised amounted to EUR 1,183,731 of which EUR 1,138,203 was credited to common stock and the remaining EUR 45,528 to additional paid-in capital. The new shares were listed on the ATHEX on October 25, 2010.

On December 22, 2009, the Board of Directors of the Bank approved the share capital increase by EUR 99 thousand through the issue of 19.693 ordinary shares derived from the exercise of stock options under Programs A and B.

In July 2009, following the Board of Directors' resolution on June 18, 2009, the Bank increased its ordinary share capital by offering 110,367,615 new ordinary shares of nominal value of EUR 5.00 each and subscription price of EUR 11.30 each through a rights issue. The shares were initially offered to existing ordinary shareholders at a ratio of 2 new shares for every 9 shares held. The total capital raised amounted to EUR 1,247,154 thousand, EUR 551,838 thousand of which was credited to common stock and the remaining amount less expenses incurred of EUR 653,518 thousand was credited to additional paid-in-capital.

On June 26, 2008, the BoD of the Bank approved the share capital increase by EUR 1,940 thousand through the issue of 387,970 ordinary shares of a nominal value of EUR 5.00 and exercise price of EUR 22.12 derived from the exercise of stock options under Program B. The difference from the issue of shares above par value of a total amount of EUR 6,642 thousand was credited to the additional paid-in-capital. Furthermore, the total compensation cost for 2008 derived from share based payments amounted to EUR 10,503 thousand and was credited to additional paid-in-capital.

On June 6, 2008, following the resolution of the Bank's Annual General Meeting of the Shareholders held on May 15, 2008 which approved the issue of redeemable preference shares of up to EUR 1.5 billion, the BoD of the Bank issued 25,000,000 Non-cumulative Non-voting Redeemable Preference Shares of a par value of EUR 0.30 each, which were offered in the form of American Depositary Shares in the United States, at a price of USD 25 per preference share (equivalent to EUR 16.11). The total proceeds of the offering amounted to USD 625 million or EUR 402.6 million. The annual dividend was set to USD 2.25 per Preference Share. The American Depositary Shares are evidenced by American Depositary Receipts and are listed on the New York Stock Exchange. The Preference Shares are redeemable at the option of the issuer on or after June 6, 2013, at par. If the Bank is wound up or liquidated, whether or not voluntarily, the Preference Shareholders will be entitled to receive out of our liquidation proceeds a distribution per preference share of an amount equal to the par value, before any distribution or payment may be made to holders of our ordinary shares or any other class of our shares ranking junior in respect of liquidation proceeds. The difference from the issue of preference shares above par value less the issue costs, of a total amount of EUR 382,775 thousand was credited to the additional paid-in-capital.

Following the resolution of the Bank's Annual General Meeting of the Shareholders held on May 15, 2008, the Bank issued 19,067,838 new shares with a nominal value of EUR 5.00 per share to existing shareholders without payment, instead of additional EUR 1 dividend for the year 2007, at a ratio of four new shares for every one hundred shares owned. The difference between the current value less the issue costs of the shares and the nominal value of EUR 381,196 thousand was credited to additional paid-in capital.

REDEEMABLE NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2010
Redeemable Non Controlling Interest Abstract
REDEEMABLE NON-CONTROLLING INTEREST

NOTE 34: REDEEMABLE NON-CONTROLLING INTEREST

As part of the acquisition of Finansbank in 2006, Fiba Holdings A.S., retained a residual stake of 9.68% in the ordinary share capital of Finansbank, which was subject to put and call agreements, as provided for in the shareholders' agreement between the Bank and the Sellers, exercisable for a two year period commencing two years after closing of the acquisition at a multiple of between two and a half and three and a half times the book value of the Finansbank's share, subject to certain performance criteria. These put and call agreements are not legally detachable neither separately exercisable from the respective shares held by Fiba Holdings A.S. In August 2008 the Bank accepted the proposal of Fiba Holdings A.S. to acquire the shares of Finansbank held by the Sellers (9.68%), as provided for in the shareholders agreement between the Bank and the Sellers. The exercise price was determined in accordance with the agreement. In September 2008, NBG Finance (Dollar) Plc acquired the above shares from Fiba Holdings A.S.

Similar put/call agreements that existed with the European Bank for Reconstruction and Development (“EBRD”) and the International Finance Corporation (“IFC”) with respect to 10.8% each of Stopanska Banka's share capital were settled in August 2010 following the exercise by EBRD and IFC of their put options.

Of the redeemable NCI outstanding as at December 31, 2010, EUR 242.1 million relates to the fair value of the arrangement with IFC regarding 5% of Finansbank ordinary shares. In April 2007, the Bank disposed of 5% of Finansbank ordinary shares to IFC for USD 259.2 million. The price per share received from the IFC was determined to be the price per share paid by the Bank to the Finansbank shareholders during the Mandatory Tender Offer. This stake is subject to put and call arrangements, as provided for in the shareholders' agreement between the Bank and IFC, exercisable after 5 and 7 years, respectively. The put option price is the higher of (i) the fair market value of the shares as determined by independent valuation specialists and (ii) the price received compounded semiannually with 6-month Libor plus 25 basis points. These put and call agreements are neither legally detachable nor separately exercisable from the respective shares held by IFC.

The remaining redeemable NCI relate to similar put and call arrangements with EBRD with respect to 10.21% of Banca Romaneasca's share capital.

Based on the terms of the above agreements, the ordinary shares subject to the put options described above are accounted for as redeemable non-controlling interest as described in note 3, in accordance with ASU 2009-04 (EITF Topic D-98). The redeemable NCI are currently or probably redeemable as of each balance sheet date presented. The amount presented as “Non-controlling interest—Temporary equity” relates to the redemption amount as estimated at each reporting date. Any changes in the redemption amount are recognized in “Accumulated Surplus”.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2010
Earnings per share [Abstract]
EARNINGS PER SHARE
NOTE 35: EARNINGS PER SHARE
Basic earnings per share is computed by dividing net income for the year attributable to ordinary shareholders after deducting dividends declared to preferred shareholders by the weighted average number of ordinary shares outstanding during the year (amounts are presented in EUR thousand, except share and per share data).

	2008	2009	2010
Net income / (loss) attributable to NBG shareholders	821,424	527,049	(268,061)
Dividends to preference shares	(32,685)	(42,192)	(71,558)
Net income / (loss) adjusted for EPS computation	788,739	484,857	(339,619)
Weighted average common shares outstanding as reported	534,432,891	564,034,936	762,275,390
Adjustment for the effect of bonus element of the share capital increase	94,541,179	99,777,781	-
Adjusted weighted average common shares outstanding for basic earnings per share	628,974,070	663,812,717	762,275,390
Adjusted weighted average common shares outstanding for dilutive earnings per share	628,974,070	663,812,717	762,275,390
Basic earnings / (losses) per share	1.25	0.73	(0.45)
Diluted earnings / (losses) per share	1.25	0.73	(0.45)
The per-share computations above reflect the additional shares relating to the stock dividend and the effect of the bonus element (i.e. issue of common stock at discount to market price) in the share capital increase took place in 2010, as described in Note 33. The adjustment, which corresponds to the factor of 1.1769 is applied retrospectively to all periods presented.
Common shares from stock options are not included in the computation of the dilutive EPS for 2008, 2009 and 2010 because their impact would be anti dilutive based on current market prices.

REGULATORY MATTERS	12 Months Ended
Dec. 31, 2010
Regulatory Capital Requirements [Abstract]
REGULATORY MATTERS

NOTE 36: REGULATORY MATTERS

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios determined on a risk-weighted basis, capital (as defined) to assets, certain off-balance sheet items, and the notional credit equivalent arising from the total capital requirements against market risk, of at least 8%. At least half of the required capital must consist of “Tier I” capital (as defined), and the rest of “Tier II” capital (as defined). The framework applicable to Greek banks conforms to European Union requirements, in particular the Own Funds, the Solvency Ratio and the Capital Adequacy Directives. However, under the relevant European legislation, supervisory authorities of the member states have some discretion in determining whether to include particular instruments as capital guidelines and to assign different weights, within a prescribed range, to various categories of assets.

As of December 31, 2010, the Bank had excess capital under the applicable regulatory framework. To be categorized as adequately capitalized the Bank must maintain minimum total risk-based and Tier I risk based ratios as set forth in the table below. There are no conditions or events since December 31, 2010 that management believes have changed the Bank's compliance with capital requirements.

The Bank's actual capital amounts and ratios are also presented in the table below (amounts are expressed in EUR thousand, except ratios):

			For Capital
			Adequacy Purposes
	Actual		Minimum Required
	Amount	Ratio	Amount	Ratio
As of December 31, 2010:
Total Capital	9,890,974	18.5%	4,267,725	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	9,625,821	18.0%	2,133,862	4.0%
(to Risk-Weighted Assets)
As of December 31, 2009:
Total Capital	8,418,339	16.4%	4,107,116	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	8,418,339	16.4%	2,053,558	4.0%
(to Risk-Weighted Assets)
As of December 31, 2008:
Total Capital	7,645,015	16.2%	3,773,468	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	6,832,099	14.5%	1,886,734	4.0%
(to Risk-Weighted Assets)

The actual capital amounts and ratios for the Group are presented in the table below (amounts are expressed in EUR thousand, except ratios):
			For Capital
			Adequacy Purposes
	Actual		Minimum Required
	Amount	Ratio	Amount	Ratio
As of December 31, 2010:
Total Capital	9,311,414	13.7%	5,455,878	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	8,958,703	13.1%	3,409,922	5.0%
(to Risk-Weighted Assets)
As of December 31, 2009:
Total Capital	7,590,412	11.3%	5,392,548	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	7,590,412	11.3%	3,370,343	5.0%
(to Risk-Weighted Assets)
As of December 31, 2008:
Total Capital	6,481,075	10.3%	5,015,689	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	6,256,592	10.0%	3,134,806	5.0%
(to Risk-Weighted Assets)

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2010
Fair Value Disclosures Abstract
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 37: FAIR VALUE OF FINANCIAL INSTRUMENTS

The following information should not be interpreted as an estimate of the fair value of the entire Group. A fair value calculation is only provided for a limited portion of the Group's assets. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Group's disclosures and those of other companies may not be meaningful.

(a)       Financial instruments not measured at fair value

The following methods and assumptions were used to estimate the fair value of the Group's financial assets and liabilities, which are not recorded on the Group's balance sheet at fair value at December 31, 2009 and 2010:

Cash, deposits, repos, money market investments: The carrying amount of cash, deposits with central bank and other banks, repurchase and resale agreements and money market investments approximates their fair value.

Loans: Except for the loans designated at fair value (see (b) below), loans are not recorded at fair value on a recurring basis and their fair value is estimated for disclosure purposes only. The fair value of loans is estimated using discounted cash flow models. The discount rates are based on current market interest rates for loans with similar terms to borrowers of similar credit quality. For variable rate commercial loans that re-price frequently (within a relatively short time frame) and have no significant change in credit risk, fair value is based on carrying amount. Impaired loans secured with collateral are not considered to be “collateral dependent” if foreclosure is not probable and repayment is not expected to be provided solely by the underlying collateral, therefore such loans are not disclosed as Level 3 fair value measurements on a non-recurring basis. For impaired loans secured with collateral for which foreclosure is probable, the impairment was measured based on the fair value of the collateral. These measurements are classified as Level 3 in the fair value hierarchy (see Note 14).

Held to maturity securities: The fair value of held to maturity investment securities is estimated using market prices, or if such are not available, using discounted cash flow models. The discount rates are based on current market interest rates offered for instruments with similar terms to the same borrowers or borrowers of similar credit quality.

Deposits: The fair value for demand deposits and deposits with no defined maturity is determined to be the amount payable on demand at the reporting date. The fair value for fixed-maturity deposits is estimated using discounted cash flow models based on rates currently offered for the relevant product types with similar remaining maturities.

Other borrowed funds and Long-term debt: Fair value is estimated using market prices, or if such are not available, using a discounted cash flow analysis, based on current market rates of similar maturity debt securities.

The table below presents the carrying amount and fair value of those financial assets and liabilities not recorded on the Group's balance sheet at fair value and whose fair value is materially different from the carrying amount.

	2009		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(EUR in thousands)		(EUR in thousands)
Financial Assets:
Interest bearing deposits with banks	3,077,953	3,082,061	6,398,767	6,399,000
Held to maturity securities	99,604	100,182	3,611,797	2,626,824
Loans at amortized cost, net of allowance	72,922,138	73,269,534	75,303,928	75,220,207
Financial Liabilities:
Deposits at amortized cost	87,025,742	87,055,068	92,654,725	92,641,905
Other borrowed funds	310,784	310,377	1,111,663	1,109,408
Long-term debt at amortized cost	1,867,270	1,905,105	2,544,850	2,669,250

(b)       Financial instruments measured at fair value on a recurring basis

The table below presents the fair value of those financial assets and liabilities that are measured at fair value on a recurring basis, analyzed by fair value measurement level as described in note 3.

	Fair value measurement using
	Level 1	Level 2	Level 3	Total assets/
				liabilities
				at fair
At December 31, 2009				value
	(EUR in thousands)
Assets
Money market investments at fair value	1,111,955	127,912	-	1,239,867
Trading assets	2,819,565	285,058	63,117	3,167,740
Greek government bonds	2,058,414	3,678	8,766	2,070,858
Debt securities issued by other governments and public sector entities	153,812	41,174	-	194,986
Debt securities issued by Greek financial institutions	148,519	27,414	-	175,933
Debt securities issued by foreign financial institutions	271,451	18,882	53,689	344,022
Corporate debt securities issued by Greek companies	19,020	141,320	-	160,340
Corporate debt securities issued by foreign companies	112,397	52,590	662	165,649
Equity securities issued by Greek companies	29,692	-	-	29,692
Equity securities issued by foreign companies	7,682	-	-	7,682
Mutual fund units	18,578	-	-	18,578
Derivative assets	41,160	1,791,995	38,106	1,871,261
Available-for-sale securities	11,222,592	3,939,702	578,402	15,740,696
Greek government bonds	7,504,847	1,652,521	146,230	9,303,598
Debt securities issued by other governments and public sector entities	2,493,391	400,986	328,074	3,222,451
Corporate debt securities issued by companies incorporated in Greece	18,945	820,659	14,886	854,490
Corporate debt securities issued by companies incorporated outside Greece	362,138	1,065,507	89,212	1,516,857
Equity securities issued by companies incorporated in Greece	220,984	26	-	221,010
Equity securities issued by companies incorporated outside Greece	48,869	3	-	48,872
Mutual Fund units	573,418	-	-	573,418
Loans at fair value(1)	-	846,588	-	846,588
Other assets	289,153	62,306	-	351,459
Total Assets	15,484,425	7,053,561	679,625	23,217,611
Liabilities
Deposits at fair value(2)	-	803,776	4,893	808,669
Derivative liabilities	30,020	1,278,539	21,454	1,330,013
Long-term debt fair value(1)	1,387,695	102,089	-	1,489,784
Total liabilities	1,417,715	2,184,404	26,347	3,628,466

(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see note 14 and note 25).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (note 20).

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2010				fair value
	(EUR in thousands)
Assets
Money market investments at fair value	941,115	225,319	-	1,166,434
Trading assets	165,555	571,957	36,862	774,374
Greek government bonds	-	4,964	-	4,964
Debt securities issued by other governments and public sector entities	128,347	48,986	-	177,333
Debt securities issued by Greek financial institutions	-	29,541	79	29,620
Debt securities issued by foreign financial institutions	1,000	361,062	36,783	398,845
Corporate debt securities issued by Greek companies	-	16,956	-	16,956
Corporate debt securities issued by foreign companies	-	110,448	-	110,448
Equity securities issued by Greek companies	6,082	-	-	6,082
Equity securities issued by foreign companies	10,272	-	-	10,272
Mutual fund units	19,854	-	-	19,854
Derivative assets	3,448	1,692,148	35,596	1,731,192
Available-for-sale securities	4,169,976	10,151,330	191,564	14,512,870
Greek government bonds	-	7,355,343	72,980	7,428,323
Debt securities issued by other governments and public sector entities	3,359,284	401,422	-	3,760,706
Corporate debt securities issued by companies incorporated in Greece	-	1,094,863	14,346	1,109,209
Corporate debt securities issued by companies incorporated outside Greece	27,016	1,291,038	104,238	1,422,292
Equity securities issued by companies incorporated in Greece	138,480	8,016	-	146,496
Equity securities issued by companies incorporated outside Greece	145,850	648	-	146,498
Mutual Fund units	499,346	-	-	499,346
Loans at fair value(1)	-	559,107	-	559,107
Other assets	200,009	33,567	-	233,576
Total Assets	5,480,103	13,233,428	264,022	18,977,553
Liabilities
Deposits at fair value(2)	-	1,240,133	623	1,240,756
Derivative liabilities	10,214	1,770,597	6,540	1,787,351
Long-term debt at fair value(1)	-	1,261,100	-	1,261,100
Total liabilities	10,214	4,271,830	7,163	4,289,207

(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 14 and Note 25).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).

(c)       Transfers from Level 1 to Level 2

In 2010, Greek government bonds amounting to EUR 6.3 million in financial assets at fair value through profit and loss and EUR 5,600.4 million in available-for-sale investment securities were transferred from Level 1 to Level 2, due to the significant reduction or disappearance of trading activity. For the same reason, long term debt for which the Group has elected the fair value option were also transferred from Level 1 to Level 2. The deteriorating macroeconomic conditions during 2010 in Greece, the severe recession of Greek economy, the unprecedented pressure on the public finances of the Hellenic Republic and the tensions related to Greek public finance have affected the liquidity of Greek government bonds traded on HDAT (the electronic dealing platform for Greek government bonds). As a result of this significant reduction in liquidity the Bank has reclassified the Greek government bonds from Level 1 to Level 2.

(d)       Valuation techniques:

The fair value of trading assets and AFS debt securities are generally based on quoted market prices. For certain debt securities, market price quotes may not be readily available, or trading activity has slowed significantly or ceased. Some of these instruments are valued using a discounted cash flow model, which estimates the fair value of the securities using key inputs such as credit and interest rate risk. Principal and interest cash flows are discounted using an observable discount rate for similar instruments with adjustments that management believes a market participant would consider in determining fair value for the specific security. In particular, available for sale securities valued using valuation techniques with significant unobservable inputs principally comprise of securities that require correlation between various interest indices.

The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that utilize multiple market inputs including interest rates, prices and indices to generate continuous yield or pricing curves and volatility factors to value the position. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third-party pricing services. Estimation risk is greater for derivative asset and liability positions that are option-based where observable market inputs are less readily available or are unobservable. in particular, derivative products valued using valuation techniques with significant unobservable inputs include certain correlation products, such as correlation between various interest indices or correlation between various currencies. They also include products where implied volatility represents a significant input.

(e)       Reconciliation of Level 3 financial instruments:

The tables below present a reconciliation of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2009 and December 31, 2010 including realized and unrealized gains/(losses) included in earnings and OCI.

	2009
	Balance at	Gain/(losses)	Gain/(losses)	Purchases,	Transfer
	beginning	included	included	issuances, and	into/(out of)	Balance at
	of year	in earnings	in OCI	settlements	level 3	end of year
Trading assets	17,152	(22,218)	-	68,183	-	63,117
Greek government bonds	8,900	(574)	-	440	-	8,766
Debt securities issued by foreign financial institutions	8,252	(22,015)	-	67,452	-	53,689
Corporate debt securities issued by foreign companies	-	371	-	291	-	662
Net Derivatives	39,786	(4,740)	-	(18,394)	-	16,652
Available-for-sale securities	628,442	(12,502)	(14,272)	(1,042)	(22,224)	578,402
Greek government bonds	150,401	1,793	9,581	6,679	(22,224)	146,230
Debt securities issued by other governments and public sector entities	358,309	-	(22,085)	(8,150)	-	328,074
Corporate debt securities issued by companies incorporated in Greece	15,131	17	(262)	-	-	14,886
Corporate debt securities issued by companies incorporated outside Greece	104,601	(14,312)	(1,506)	429	-	89,212
Deposits at fair value	69,358	(2,912)	-	(61,553)	-	4,893

	2010
	Balance at	Gain/(losses)	Gain/(losses)	Purchases,	Transfer
	beginning	included	included	issuances, and	into/(out of)	Balance at
	of year	in earnings	in OCI	settlements	level 3	end of year
Trading assets	63,117	(6,921)	-	(10,568)	(8,766)	36,862
Greek government bonds	8,766	-	-	-	(8,766)	-
Debt securities issued by Greek financial institutions	-	(57)	-	136	-	79
Debt securities issued by foreign financial institutions	53,689	(6,906)	-	(10,000)	-	36,783
Corporate debt securities issued by foreign companies	662	42	-	(704)	-	-
Net Derivatives	16,652	40,938	-	(28,534)	-	29,056
Available-for-sale securities	578,402	(14,015)	(48)	(294,348)	(78,427)	191,564
Greek government bonds	146,230	3	(29,470)	1,027	(44,810)	72,980
Debt securities issued by other governments and public sector entities	328,074	(15,360)	5,573	(284,670)	(33,617)	-
Corporate debt securities issued by companies incorporated in Greece	14,886	9	(549)	-	-	14,346
Corporate debt securities issued by companies incorporated outside Greece	89,212	1,333	24,398	(10,705)	-	104,238
Deposits at fair value	4,893	241	-	(4,511)	-	623

Gains and losses included in earnings are reported in Net trading loss, except for bonds' amortization of premium/discount which amounts to EUR 20,846 thousand for the year ended December 31, 2009 and to EUR 381  thousand for the year ended December 31, 2010 which is reported in Net interest income before provision for loan losses.

For the year ended December 31, 2010, changes in unrealized gains/(losses) of Level 3 financial instruments still held at the reporting date amounted to EUR -7578 thousand, EUR 39852 thousand and EUR 10 thousand for trading assets, derivatives and deposits respectively.

For the year ended December 31, 2009, changes in unrealized gains/(losses) of Level 3 financial instruments still held at the reporting date amounted to EUR (36,786) thousand, EUR (13,932) thousand and EUR (4,572) thousand for trading assets, derivatives and deposits respectively.

The transfer out of level 3 in 2009 relates to a security that gave the issuer the option after a certain period of time to change the interest rate on the bond to Euribor plus a spread, which the issuer exercised. The transfers out of Level 3 in 2010 relate to securities that have been reclassified in the held-to-maturity portfolio and therefore are no longer measured at fair value.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2010
Segment Reporting Abstract
SEGMENT INFORMATION

NOTE 38: SEGMENT INFORMATION

We measure the performance of each of our business segments primarily in terms of “profit before tax”. Profit before tax and the business segment information of the Group, set forth below, is derived from the internal management reporting system used by management to measure the performance of the business segments. Unlike financial accounting, there is no authoritative body of guidance for management accounting. The business segment information, set forth below, is based on the financial information prepared in accordance with IFRS. Accordingly, the format and information is presented primarily on the basis of IFRS and is not consistent with the consolidated financial statements prepared on the basis of US GAAP. A reconciliation is provided for the total amounts of segments' total profit before tax with income before income tax expense.

NBG Group manages its business through the following business segments:

Retail Banking

Retail banking includes all individual customers, professionals, small-medium and small sized companies (companies with annual turnover of up to EUR 2.5 million) of the Greek operations. The Bank, through its extended network of branches, offers to its retail customers various types of loan, deposit and investment products as well as a wide range of other traditional services and products.

Corporate & Investment Banking

Corporate & Investment banking includes lending to all large and medium-sized companies, shipping finance and investment banking activities. The Group offers its corporate customers a wide range of products and services, including financial and investment advisory services, deposit accounts, loans (denominated in both euro and foreign currency), foreign exchange and trade service activities.

Global Markets and Asset Management

Global Markets and Asset management includes all treasury activities, private banking, asset management (mutual funds and closed end funds), custody services, private equity and brokerage.

Insurance

The Group offers a wide range of insurance products through its subsidiary company, EH and other subsidiaries in SE Europe and Turkey.

International

The Group's international banking activities, other than its Turkish operations, include a wide range of traditional commercial banking services, such as commercial and retail credit, trade financing, foreign exchange and taking of deposits. In addition, the Group offers shipping finance, investment banking and brokerage services through certain of its foreign branches and subsidiaries.

Turkish Operations

The Group's banking activities in Turkey through Finansbank and its subsidiaries, include a wide range of traditional commercial banking services, such of commercial and retail credit, trade financing, foreign exchange and taking of deposits.

Other

Includes proprietary real estate management, hotel and warehousing business as well as unallocated income and expense of the Group (interest expense of subordinate debt, loans to personnel etc.) and intersegment eliminations.

Breakdown by business segment

			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2008	Banking	Banking	Management			Operations
	(EUR in thousands)

Net interest income	1,718,379	324,967	200,908	46,097	454,389	872,623	(37,829)	3,579,534
Net fee and commission income	189,667	65,826	113,335	6,414	106,583	291,839	(1,595)	772,069
Other	1,087	(62,487)	172,794	142,412	60,680	37,399	222,343	574,228
Total operating income	1,909,133	328,306	487,037	194,923	621,652	1,201,861	182,919	4,925,831

Direct costs	(630,072)	(46,005)	(83,807)	(172,360)	(309,286)	(564,677)	(226,795)	(2,033,002)
Allocated costs and provisions	(565,018)	(86,039)	(32,679)	(2,147)	(83,730)	(114,750)	(42,520)	(926,883)
Share of profit of associates	-	-	(468)	595	440	-	(29,499)	(28,932)
Profit before tax	714,043	196,262	370,083	21,011	229,076	522,434	(115,895)	1,937,014

Segment assets as at 31 December 2008
Segment assets	28,511,304	18,429,200	23,312,965	2,380,694	11,073,694	14,451,982	2,790,681	100,950,520
Tax assets								372,722
Total assets								101,323,242

Other Segment items
Depreciation, amortisation & impairment charges	16,820	807	7,597	9,364	28,139	40,011	88,167	190,905
Provision for loans impairment & advances	259,493	42,581	15,151	1,586	83,730	114,750	20,340	537,631
Non- current assets additions	33,035	412	3,766	8,213	59,747	69,118	205,156	379,447

Breakdown by business segment
			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2009	Banking	Banking	Management			Operations
	(EUR in thousands)

Net interest income	1,402,316	536,138	584,022	48,832	488,762	968,856	(62,611)	3,966,315
Net fee and commission income	166,243	72,270	95,488	3,872	94,040	228,546	(71)	660,388
Other	(26,448)	(67,169)	268,099	149,498	17,873	96,860	11,679	450,392
Total operating income	1,542,111	541,239	947,609	202,202	600,675	1,294,262	(51,003)	5,077,095
Direct costs	(670,025)	(53,509)	(79,390)	(182,192)	(302,526)	(523,994)	(255,232)	(2,066,868)
Allocated costs and provisions	(798,813)	(207,704)	(190,290)	(70,431)	(189,914)	(250,085)	(51,042)	(1,758,279)
Share of profit of associates	-	-	(1,429)	560	783	(190)	393	117
Profit before tax	73,273	280,026	676,500	(49,861)	109,018	519,993	(356,884)	1,252,065

Segment assets as at 31 December 2009
Segment assets	31,961,306	18,639,070	26,859,396	2,851,745	11,446,389	15,819,570	5,453,008	113,030,484
Tax assets								363,699
Total assets								113,394,183

Other Segment items
Depreciation, amortisation(1)	20,096	1,021	3,538	9,127	32,688	42,186	104,784	213,440
Credit provisions and other impairment charges	442,576	151,257	171,804	69,813	189,914	250,085	28,196	1,303,645
Non- current assets additions	14,814	634	11,741	8,289	62,445	58,782	115,725	272,430

(1)	Includes depreciation and amortisation on investment property, property & equipment, software & other intangible assets and amortisation and write-offs of intangible assets recognised on business combinations.

Breakdown by business segment
			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2010	Banking	Banking	Management			Operations
	(EUR in thousands)

Net interest income	1,368,231	621,918	472,177	54,066	461,836	1,053,634	116,095	4,147,957
Net fee and commission income	127,788	77,841	37,556	8,054	102,260	262,723	(6,297)	609,925
Other	(25,223)	(73,770)	(205,549)	101,146	28,456	47,939	8,595	(118,406)
Total operating income	1,470,796	625,989	304,184	163,266	592,552	1,364,296	118,393	4,639,476
Direct costs	(683,711)	(53,058)	(77,823)	(159,653)	(300,583)	(659,239)	(160,099)	(2,094,166)
Allocated costs and provisions	(1,155,003)	(259,477)	(60,472)	(37,603)	(209,568)	(144,586)	(42,569)	(1,909,278)
Share of profit of associates	-	-	310	903	1,055	289	(959)	1,598
Profit before tax	(367,918)	313,454	166,199	(33,087)	83,456	560,760	(85,234)	637,630

Segment assets as at 31 December 2009
Segment assets	30,079,448	18,957,278	29,793,880	3,052,124	10,506,104	20,619,183	7,129,220	120,137,237
Tax assets								607,368
Total assets								120,744,605

Other Segment items
Depreciation, amortisation(1)	19,746	1,291	5,968	9,698	35,483	53,633	101,441	227,260
Provision for loans impairment & advances	796,593	204,037	39,865	36,987	209,528	144,586	18,731	1,450,327
Non- current assets additions	8,730	13,254	4,093	5,137	52,360	67,704	105,934	257,212

(1)	Includes depreciation and amortisation on investment property, property & equipment, software & other intangible assets and amortisation and write-offs of intangible assets recognised on business combinations.

Reconciliation of Profit before tax per IFRS reported for the segments to Income / (loss) before income tax expense per US GAAP	2008	2009	2010
Profit before tax	1,937,014	1,252,065	637,630
Dividend paid and transactions on financial instruments classified within equity under IFRS	252,706	186,289	(369)
Hedging of Interest Rate Risk and Net Investment Hedge	(885,202)	(430,170)	(693,471)
Fixed assets measurement difference	31,761	26,810	8,733
Effective Interest Rate income recognition method	(77,446)	(88,820)	(40,776)
Redeemable non-controlling interests	(11,260)	(1,282)	29,636
Foreign exchange differences on AFS debt securities	(97,381)	28,800	(78,220)
Difference of equity in earnings of investees	8,268	(21,515)	1,797
Impairment of AFS securities	-	(120,538)	(23,979)
Other	(13,291)	(21,734)	8,667
Income (loss) before income tax expense	1,145,169	809,905	(150,352)

NOTE 38: SEGMENT INFORMATION (Continued)

Breakdown of total assets, total revenue, income / loss before income tax expense and et income/loss attributable to NBG shareholders by geographical location

	Total assets	Total revenue	Income / loss before income tax expense	Net income/loss attributable to NBG shareholders

12-month period ended December 31, 2008
Domestic …………………………………………	72,775,920	4,846,981	480,453	320,111
Foreign …………………………………………..	29,073,255	3,392,662	664,716	501,313
Group …………………………………………….	101,849,175	8,239,643	1,145,169	821,424

12-month period ended December 31, 2009
Domestic …………………………………………	82,002,985	4,818,134	242,903	79,498
Foreign …………………………………………..	31,181,173	3,132,746	567,002	447,551
Group …………………………………………….	113,184,158	7,950,880	809,905	527,049

12-month period ended December 31, 2010
Domestic …………………………………………	83,840,637	3,776,289	(786,711)	(771,417)
Foreign …………………………………………..	34,974,665	3,155,711	636,359	503,357
Group …………………………………………….	118,815,302	6,932,000	(150,352)	(268,060)

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2010
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 39: EMPLOYEE BENEFIT PLANS

(a)       Defined Contribution Plans

National Bank of Greece Pension Plan

In accordance with Greek Law 3655/2008, applicable from April 2008, the Bank's main pension plan, which was a defined-contribution plan, has been incorporated into the main pension branch of the state sponsored social security fund IKA—ETAM as of August 1, 2008. Pursuant to Law 3655/2008, the Bank will contribute EUR 25.5 million into IKA—ETAM per year for 15 years starting from December 2009. This legislation also prescribes that employer contributions made by the Bank will be reduced every three years in equal increments starting from 2013 from 26.5% until they reach 13.3% for employees who joined any social security plan prior to January 1, 1993. Employer contributions for employees who joined any social security fund post January 1, 1993, will remain at 13.3%.

National Bank of Greece Auxiliary Pension Plan

In 2005 and 2006, the Hellenic Republic passed legislation permitting bank employee auxiliary pension schemes to merge with the new Insurance Fund of Bank Employees (“ETAT”). The relevant legislation provides that, in connection with the merger of auxiliary schemes with ETAT, the relevant employer shall make a payment to ETAT solely in an amount to be determined by an independent financial report commissioned by the Ministry of Finance pursuant to this legislation. Subsequently, in April 2006 the Bank applied under Law 3371/2005, as amended, to merge its Auxiliary Pension Fund, a defined-contribution plan, into ETAT. Consequently, the Bank may have to contribute a significant amount to ETAT in relation to this merge.

The Bank's employees' Auxiliary Pension Plan provides for defined contributions to be made by the Bank at a rate of 9% of the employee's salary. Benefits paid are determined by years of service with the Bank and the employee's final pensionable pay. Under Law 3371/2005 employees hired after January 1, 2005 are insured in the auxiliary social security fund IKA—ETEAM. The Bank pays its contributions to IKA ETEAM since May 1, 2007.

Ethniki Hellenic General Insurance Company Benefit Plan

As for the Bank's main pension plan, following legislation passed in April 2008, the post-retirement and health plan of EH has been incorporated into the main pension branch of the state sponsored social security fund IKA—ETAM as of August 1, 2008. Employer contributions made by EH will be reduced every three years in equal increments until they reach 13.3% for employees who joined any social security plan prior to January 1, 1993. Employer contributions for employees who joined any social security fund post January 1, 1993, will remain at 13.3%.

Other Defined Contribution Pension Plans

The London branch of the Bank and Group companies among which UBB, SABA, Ethniki Asset Management Mutual Funds, EH, NBGI Private Equity Ltd and NBGI Private Equity Funds also make contributions to other defined contribution pension plans and funds for their employees.

Defined contribution health plans

Contributions by the Bank to the National Bank of Greece Health Plan (T.Y.P.E.T.) amount to 6.25% of employees' salaries. Employees' contributions amount to 2.5% of their salaries. Additional contributions are paid for insured members of the employees' families (such as spouse that does not work and children), and are increased further in the event that the insured spouse is employed or that members of the paternal family are also insured. Contributions of retired employees amount to 4% of their pensions, while additional contributions are paid for other insured members of their families. T.Y.P.E.T. offers health benefits to employees before and after their retirement, and to insured members of their families.

Total contributions to social security funds, state run plans and defined contribution plans for 2009 and 2010 were EUR 371.1 million and EUR 371.3 million respectively. As mentioned above, as of August 1, 2008, the Bank's pension plan and the pension branch of EH benefit plan were incorporated in IKA-ETAM and therefore ceased to exist as separate defined contribution plans.

(b)       Plans that the Bank does not contribute to

National Bank of Greece Lump Sum Benefit Plan

The Group does not pay contributions to the aforementioned plan.

(c)       Defined Benefit Plans

Statutory retirement indemnities

Most NBG Group companies are required by local law to offer retirement indemnities to employees leaving service to retire. Such retirement indemnities are in the form of a lump-sum based usually on final salary and years of service, the calculation of which depends on the jurisdiction in which the company operates and the employee's profession (e.g. Greek law provides for different indemnities for salaried employees, wage earners and lawyers). In some cases, Group company regulations provide for additional benefits to employees above the statutory minimum.

Lump sum and annuity benefits

Most EH and former Ethnokarta employees are entitled to benefits from Deposit Administration Fund (DAF) type policies, which offer lump sum benefits and pension benefits additional to those offered by social security funds or main pension plans. Such benefits are usually based on the employees' salary and years of service, and vary depending on the provisions of each policy. NBG Cyprus sponsors a Gratuity Plan for its employees, offering lump sum benefits based on final pay and years of service.

Benefits for the employees' children

Benefits to employees' children are lump sum and are also based on the parents' salary and pension where applicable and on the age at which the child receives the benefits. Such benefits are offered to former Ethnokarta employees' children through a DAF type policy, as well as to the Bank's employees' children through a separate fund. Net periodic costs for these defined benefit plans and termination indemnities include the following components which are recognized in the income statement for the periods ended:

	2008	2009	2010
	(EUR in thousands)
Service cost	11,857	15,918	17,546
Interest cost	19,066	21,695	22,519
Expected return on plan assets	(12,809)	(2,281)	(2,968)
Amortization of actuarial losses	1,132	17,816	14,883
Amortization of prior year cost	97	1,769	294
Costs of additional benefits	22,611	29,466	9,821
Net periodic pension cost	41,954	84,383	62,095

Included in cost of additional benefits in 2008 are costs of voluntary retirement schemes of Group companies: EH EUR 16.8 million and Vojvodjanska EUR 1.4 million.

Included in cost of additional benefits in 2009 are costs of voluntary retirement schemes of Group companies: EH EUR 24.6 million.

Included in cost of additional benefits in 2010 are costs of voluntary retirement schemes of Group companies: EH EUR 5.3 million.

The decrease in the expected return of plan assets in 2009 is mainly due to the fall in value of plan assets in 2008, resulting from the decrease in the value of the common stock of the Bank during the same period. The proportion of the Bank's common stock in plan assets is analyzed below.

Weighted average assumptions used to determine the net periodic pension cost for the years ended December 31:

	2008	2009	2010
Discount rate	5.4%	5.4%	5.2%
Expected return on plan assets	7.2%	6.1%	6.4%
Rate of compensation increase	4.6%	5.3%	5.1%

To set the expected long-term rate of return assumptions the Group uses forward looking assumptions. In particular, as regards Greek equities, the Group used the return on 10-year government bonds as at the end of the reporting period plus an equity risk premium based on a basket of company shares listed on the Athens Stock Exchange. As regards Deposit Administration Fund assets, the 10-year term deposit EUR rate is used, adjusted for past return experience.

The aggregated funding status recognized in the consolidated balance sheet is reconciled below as follows for the years ended December 31:
	2008	2009	2010
	(EUR in thousands)
Change in pension benefit obligation (“PBO”):
PBO, beginning of year	413,441	482,069	472,896
Service cost	11,857	15,918	17,546
Interest cost	19,066	21,695	22,519
Employee contributions	7,093	6,752	6,353
Actuarial loss/(gain)	85,140	14,016	(30,682)
Adjustment for disposal and other	993	(1,566)	1,291
Benefits paid from the Fund	(53,624)	(56,795)	(68,744)
Benefits paid directly by the Group	(17,197)	(25,610)	(25,552)
Settlements/Terminations/Curtailments	13,737	15,085	6,418
Prior service cost arising over last period	1,563	1,332	98
PBO, end of year	482,069	472,896	402,143

	2008	2009	2010
	(EUR in thousands)
Change in plan assets:
Fair value, beginning of year	183,193	68,001	68,968
Actual return on assets	(94,782)	19,517	(31,839)
Employer contributions	26,360	38,713	127,472
Employee contributions	7,093	6,752	6,353
Expenses	(239)	(7,220)	-
Benefits paid	(53,624)	(56,795)	(68,744)
Fair value, end of year	68,001	68,968	102,210

Increased employer contributions paid by the Group relate to advanced funds to a funded plan in excess of the EUR 20.3 million total expected contributions, which will be repaid by the plan in the future.

The amounts recognized in the statement of financial position at December 31, are as follows:
	2008	2009	2010
Funded status, end of year	(414,069)	(403,928)	(299,933)

The weighted-average assumptions used in determining the benefit obligation of such plans at December 31 are as follows:
	2008	2009	2010
Discount rate	5.4%	5.2%	5.3%
Rate of compensation increase	5.3%	5.1%	3.4%
Pension increase	2.5%	2.5%	2.5%

Additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets at December 31:
	2008	2009	2010
	(EUR in thousands)
Projected benefit obligation	482,069	472,896	402,143
Accumulated benefit obligation	378,144	369,281	328,602
Fair value of plan assets	68,001	68,968	102,210

The amounts recognized in accumulated "Other Comprehensive Income" at December 31 are as follows:

	2008	2009	2010
	(EUR in thousands)
Net actuarial losses	215,115	184,321	170,532
Prior Service cost	1,886	2,340	1,756

Other Changes in Plan Assets and Benefit Obligations recognized in Other comprehensive income / (loss) at December 31 are as follows:

	2008	2009	2010
	(EUR in thousands)
Net Loss / (Gain)	192,731	(3,220)	4,125
Prior Service Cost / (Credit)	1,563	2,223	98
Amortization of (Losses) / Gains	(6,542)	(27,574)	(18,340)
Amortization of Prior Service Cost	(97)	(1,769)	(396)
Total recognized on Other comprehensive income / (loss)	187,655	(30,340)	(14,513)

The estimated amounts to be amortized from accumulated other comprehensive income into net periodic benefit cost during financial year 2011 are EUR 0.1 million of prior service cost and EUR 13.9 million of net actuarial loss.

The following table indicates actual and targeted plan asset allocation for the Group's funded defined benefit pension plans:

	2009		2010		2011
	Amount	Proportion	Amount	Proportion
	(EUR in thousands)		(EUR in thousands)
Equity securities	54,868	80%	28,885	28%	30%–60%
Other	14,100	20%	73,325	72%	40%–70%
Total	68,968	100%	102,210	100%

The overall investment objective of the Group is to optimize returns at an acceptable level of risk within the requirements of the local laws, where applicable.

All equity securities are the Bank's own equity securities and “other” relate to deposits and assets of deposit administration fund policies issued by the Group's main insurance company EH. Equity securities are measured based on closing prices in an active market as at the measurement date (Level 1) and deposit administration fund assets and deposits are measured at the fund balance plus any accrued return to policyholders.

Benefit payments projected to be made from the defined benefit plans are as follows:

Benefit
payments projected
(EUR in thousands)
2011	58,505
2012	22,876
2013	23,609
2014	28,606
2015	33,077
2016-2020	201,609
In 2011, the Group is expected to make EUR 15.8 million in contributions to funded plans and EUR 14.9 million in retirement indemnities.

SHARE BASED PAYMENT	12 Months Ended
Dec. 31, 2010
Employee Service Share Based Compensation Aggregate Disclosures [Abstract]
SHARE BASED PAYMENT

NOTE 40: SHARE BASED PAYMENT

At the General Meeting held on June 22, 2005, a stock option program was approved for the executive directors, executive management and personnel of the Group (Program A). The maximum number of new ordinary shares to be issued under Program A was set at 2.5 million and adjusted to 3.5 million as a consequence of the four to ten share capital increase in 2006. Program A was set to last for five years and expired in 2010. Under the terms of Program A, the exercise price range was between EUR 5.0 and 70% of the average market price for the ordinary shares over a period starting on January 1 of the financial year during which such rights were granted until and including the first exercise date.

At the repeat General Meeting held on June 1, 2006, a new Group-wide stock option program was approved for the Bank's executive directors, executive management and personnel of the Group (Program B). The maximum number of new ordinary shares to be issued under Program B was set at 2.5 million and adjusted to 3.5 million as a consequence of the four to ten share capital increase in 2006. Program B shall last five years and expires in 2011. Under the terms of Program B, the exercise price range is between EUR 5.0 and 70% of the average market price for the ordinary shares over a period starting on June 2, 2006 until the date at which such rights are first exercised.

At the repeat General Meeting held on June 28, 2007, the shareholders of the Bank approved a new Group-wide stock option program for the Bank's executive directors, executive management and personnel of the Group (Program C). Program C is set to last eight years and expires in 2015. The stock options were to be granted up until 2010. The maximum number of new ordinary shares to be issued under Program C was originally set at 12 million and adjusted to approximately 12.5 million as a consequence of four for every hundred shares held issue as stock dividend, in accordance with the resolution passed at the repeat General Meeting held on May 15, 2008. The maximum number of options that can be granted per year cannot exceed 1% of the total number of ordinary shares outstanding. The strike price shall be within the range of EUR 5.0 to 85% of the average market price of the ordinary shares within the time period from January 1 of the year the options are granted until October 31 of that same year. No stock options have been granted under this program.

In all three stock option programs, adjustments to the number of options not yet granted or exercised, the ordinary shares underlying those options and the strike price for exercising those are made to maintain the economic value of those options in cases where the Bank's share capital has changed.

The total number of share options granted, exercised and cancelled per Program, are analyzed as follows:

	Program A 1st Grant	Program A 2nd Grant	Program B
Total Shares options granted per Program	2,992,620	496,500	3,014,100
Adjustments due to share capital increases	120,315	35,632	162,720
Number of share options exercised	(1,426,883)	(53,475)	(798,590)
Number of share options cancelled	(1,686,052)	(478,657)	(379,734)
Outstanding balance	-	-	1,998,496

At 10 December 2010 the outstanding options of Program A 1st and 2nd grant expired. All outstanding options of Program B may be exercised between 1 June 2011 and 10 June 2011. At 10 June 2011, the unexercised options expired. The options are forfeited if the employee is fired with cause and may be forfeited or maintained pursuant to a discretionary decision of the Bank’s Board of Directors if the employee resigns from the Group before the options are exercised. Details of the share options outstanding during the period to December 31, 2010 and December 31, 2009 are as follows:

Stock options	Balance		Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual	Intrinsic
		price	term	value
		(EUR)		(EUR)
Outstanding at January 1, 2010	4,150,463	20.79	-	-
Cancelled during the year	(2,151,967)	21.11	-	-
Outstanding at December 31, 2010	1,998,496	20.45	0.5	-
Vested but not exercised at December 31, 2010	1,998,496	20.45	0.5	-

The weighted average exercise price per option was EUR 20.90 and EUR — for 2009 and 2010 respectively and the weighted average remaining contractual term of options outstanding is 1.26 and 0.5 years for 2009 and 2010 respectively. As of December 31, 2010, there are no non-vested share options. Therefore, the total unrecognized compensation cost related to non vested share-based compensation arrangements granted under the Plan, was nil. Due to the current financial crisis the Bank's market share price fell below the exercise price of the option so that its intrinsic value is nil. The aggregate intrinsic value for options exercised in 2009 and 2010 was nil.

No new options were granted in 2009 or 2010. The total fair value of options vested during 2009 and 2010 was EUR 7,720 thousand and EUR 4,814 thousand.

The total expense recognized during, 2008, 2009 and 2010 amounted to, EUR 6.1 million, EUR 8.3 million and EUR 10.5 million respectively.

At the General Meeting held on May 25, 2007, the shareholders of the Bank approved the distribution to the Bank's staff of bonus shares with the issuance of 350,000 new ordinary shares of a par value of EUR 5.00, by capitalizing profits of EUR 1.75 million, resulting in a share capital increase of an equal amount. For a period of three years following their issuance (up to October 6, 2010), such new ordinary shares may be transferred only pursuant to approval granted at the General Meeting. The total expense recognized during 2008, 2009 and 2010 amounted to EUR 4,433 thousand, EUR 4,433 thousand and EUR 1,847 thousand respectively.

The weighted average exercise price per option was EUR 20.90 and EUR — for 2009 and 2010 respectively and the weighted average remaining contractual term of options outstanding is 1.26 and 0.5 years for 2009 and 2010 respectively. As of December 31, 2010, there are no non-vested share options. Therefore, the total unrecognized compensation cost related to non vested share-based compensation arrangements granted under the Plan, was nil. Due to the current financial crisis the Bank's market share price fell below the exercise price of the option so that its intrinsic value is nil. The aggregate intrinsic value for options exercised in 2009 and 2010 was nil.

No new options were granted in 2009 or 2010. The total fair value of options vested during 2009 and 2010 was EUR 7,720 thousand and EUR 4,814 thousand.

The total expense recognized during, 2008, 2009 and 2010 amounted to, EUR 6.1 million, EUR 8.3 million and EUR 10.5 million respectively.

At the General Meeting held on May 25, 2007, the shareholders of the Bank approved the distribution to the Bank's staff of bonus shares with the issuance of 350,000 new ordinary shares of a par value of EUR 5.00, by capitalizing profits of EUR 1.75 million, resulting in a share capital increase of an equal amount. For a period of three years following their issuance (up to October 6, 2010), such new ordinary shares may be transferred only pursuant to approval granted at the General Meeting. The total expense recognized during 2008, 2009 and 2010 amounted to EUR 4,433 thousand, EUR 4,433 thousand and EUR 1,847 thousand respectively.

ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS	12 Months Ended
Dec. 31, 2010
Comprehensive Income Note [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS
NOTE 41: ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS
The components of accumulated other comprehensive income, net of taxes, comprise:

		Unrealized
		gains/(losses) on		Accumulated
	Foreign	Available-		Other
	Currency	for-Sale	Pension	Comprehensive
	Items	Securities	liability	Income
	(EUR in thousands)
Balance, January 1, 2008	307,346	(12,137)	(24,149)	271,060
Changes during 2008	(1,032,477)	(785,324)	(150,098)	(1,967,899)
Balance, December 31, 2008	(725,131)	(797,461)	(174,247)	(1,696,839)
Changes during 2009	(55,790)	211,144	24,358	179,712
Balance, December 31, 2009	(780,921)	(586,317)	(149,889)	(1,517,127)
Changes during 2010	181,952	(2,148,314)	14,668	(1,951,694)
Balance, December 31, 2010	(598,969)	(2,734,631)	(135,221)	(3,468,821)

FOREIGN EXCHANGE POSITION	12 Months Ended
Dec. 31, 2010
Foreign Exchange Position Abstract
FOREIGN EXCHANGE POSITION

NOTE 42: FOREIGN EXCHANGE POSITION

At December 31, 2010, the EUR equivalent of the assets and liabilities, which are denominated in foreign currency, amounted to EUR 31,175,825 thousand (EUR 27,068,001 thousand for 2009 and EUR 25,201,480 thousand for 2008) and EUR 23,831,372 thousand (EUR 20,759,532 thousand for 2009 and EUR 21,649,768 thousand for 2008), respectively.

POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2010
Post Balance Sheet Events Abstract
POST BALANCE SHEET EVENTS

NOTE 43: POST BALANCE SHEET EVENTS

On May 6, 2011, the Bank issued the 5th and 6th series of covered bonds of total amount EUR 1.8 billion under its second covered bonds programme of EUR 15 billion. In particular:

  the 5th series of EUR 500 million matures in September 2013 (with a ten-year extension option) and bears interest at the ECB rate plus a margin of 230 bps; and
  the 6th series of EUR 1.3 billion matures in September 2014 (with a ten-year extension option) and bears interest at the ECB rate plus a margin of 250 bps.

Furthermore, on the same day the Bank proceeded with the cancellation of:

  EUR 650 million covered bonds which was part of the 1st series of EUR 1 billion, issued on November 28, 2008 and was part of the first covered bond programme of EUR 10 billion
  EUR 800 million covered bonds which was part of the 2nd series of EUR 1 billion, issued on November 28, 2008 and was part of the first covered bond programme of EUR 10 billion; and
  EUR 350 million covered bonds which was part of the 5th series of EUR 1 billion, issued on May 11, 2010 and was part of the first covered bond programme of EUR 10 billion.

On May 11, 2011, Finansbank issued USD 500 million Senior Unsecured Notes, with a 5 year maturity and interest at 5.5%, paid semi-annually.

On June 2, 2011,the Bank proceeded with the cancellation of EUR 150 million covered bonds which was part of the 2nd series of EUR 1 billion, issued on November 28, 2008 and was part of the first covered bond programme of EUR 10 billion.

On June 3, 2011, Finansbank's Board of Directors resolved to issue bank bonds with a total principal amount of TL 1 billion with a maturity up to one year.

On June 7, 2011, under the government guaranteed borrowings facility provided by Law 3723/2008 (the second pillar), the Bank issued EUR 1,925.0 million Floating Rate Notes due in June 2014, bearing interest at a rate of three-month Euribor plus 1,200 bps, payable on an annual basis. The bonds are held by the Bank and are currently rated B3 by Moody's.

On June 20, 2011, the Bank issued a second tranche of EUR 1 billion for the 5th series of covered bonds, under its second covered bonds programme of EUR 15 billion, which matures in September 2013 (with a ten-year extension option) and bears interest at the ECB rate plus a margin of 230 bps.

Furthermore, on the same date the Bank proceeded with the cancellation of:

•       EUR 300 million covered bonds which was part of the 1st series of EUR 1 billion, issued on November 28, 2008, and was part of the first covered bonds programme of EUR 10 billion; and

•       EUR 650 million covered bonds which was the remaining part of the 5th series of EUR 1 billion issued on May 11, 2010, and was part of the first covered bonds programme of EUR 10 billion.

On June 23, 2011, the Bank's General Meeting of Shareholders approved the non-payment of dividends to ordinary shareholders as a result of the participation of the Bank in the Hellenic Republic bank support plan and the non-payment of dividends to holders of our non-cumulative non-voting redeemable preference shares and to the Greek State, as sole holder of the 70,000,000 preference shares issued as part of our participation in the Hellenic Republic bank support plan, in accordance with the Bank's Articles of Association, the Law 3965/2011 and the provisions of article 44a in combination with articles 42c and 43 of the Greek Companies Act, which prohibit the payment of dividends in the absence of sufficient distributable funds.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies
Basis of preparation

Basis of presentation—The accounting records of the Group are maintained in accordance with the provisions of the Greek Company Law, the Greek Banking Chart of Accounts, the Greek Books and Records Code and the Bank of Greece regulations (collectively, Greek GAAP), except for foreign subsidiaries which maintain their accounting records in accordance with the legislation and regulations of the country in which they operate. Necessary adjustments are made, for financial reporting purposes, in order to comply with accounting principles generally accepted in the United States of America (U.S. GAAP).

Principles of consolidation	Principles of consolidation—The consolidated financial statements of the Group include the accounts of the Bank and its direct and indirect subsidiaries, other than variable interest entities (VIEs), in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control, for entities in which the equity holders have substantive voting interests. The Group also consolidates VIEs where the Group is the primary beneficiary. Prior to January 1, 2010, the Group consolidated a VIE if it absorbed a majority of the VIE’s expected losses, received a majority of the VIE’s expected residual returns, or both. As of January 1, 2010, when the Group adopted ASU 2009-17, which amended the VIE consolidation guidance, the Group consolidates a VIE when it has both the power to direct the activities that most significantly impact the VIE’s economic success and a right to receive benefits or absorb losses of the entity that could be potentially significant to the VIE. The effects of inter-company transactions and balances have been eliminated.
Redeemable non-controlling interest

Redeemable non-controlling interest—Non-controlling interests (NCI) that are subject to put options held by third parties are accounted for as redeemable equity instruments. Redeemable NCI is presented outside “Permanent equity” as “Temporary equity”. Such redeemable NCI is measured initially at fair value and subsequently at the higher of the cumulative amount that would result from applying the measurement guidance in ASC 810-10 or the redemption value, with any subsequent changes recognized immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. This adjustment is determined after the attribution of net income or loss of the subsidiary pursuant to ASC 810-10. Such changes are recognized directly in “Accumulated Surplus”.

Foreign currency translation

Foreign currency translation—Assets, liabilities and operations of foreign branches and subsidiaries are recorded based on the functional currency of each entity. The functional currency is the local currency for the majority of the foreign operations. The assets, liabilities and equity are translated, for consolidation purposes, from the other local currencies to the reporting currency, EUR, at the current exchange rates. The resulting gains or losses are reported as a component of other comprehensive income and losses within shareholder's equity. Transactions executed in other than local currencies are first translated into the local reporting currency. Any related currency exchange adjustments are included in net trading profit/(loss).

Statement of cash flows

Statement of cash flows—For the purposes of the consolidated statements of cash flows, cash and cash equivalents are defined as those amounts included in the balance sheet caption “Cash and due from banks”.

Securities: Trading, Available-for-Sale (AFS), Held-to-Maturity (HTM), Money market investments	Securities: Trading, Available-for-Sale (AFS), Held-to-Maturity (HTM), Money market investments—Debt securities are classified as trading, available-for-sale or held-to-maturity and equity securities are classified as trading or available-for-sale, based on management’s intention on the date of purchase. Debt securities which management has the positive intent and ability to hold to maturity are classified as held-to-maturity and are reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of resale in the near term are classified as trading instruments and are stated at fair value with realized and unrealized gains and losses included in net trading profit or loss. All other debt and equity securities are classified as available for sale and carried at fair value with net unrealized gains and losses included in accumulated other comprehensive income / (loss) on a net of tax basis. Interest and dividends on securities, including amortization of premiums and accretion of discounts are included in interest income. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis determined using the average cost method at the individual security level. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in accumulated other comprehensive income / (loss) for available-for-sale securities, while such losses related to held-to-maturity securities are not recorded, as these investments are carried at their amortized cost (less any other-than-temporary impairment). The Group conducts and documents periodic reviews of all securities with unrealized losses to evaluate whether an Other-than-Temporary-Impairment (OTTI) exists. Prior to January 1, 2009 the Group used FSP FAS 115-2 and FAS 124-2 (now ASC 320-10-35, Investments—Debt and Equity Securities: Subsequent Measurement) to assess whether other than temporary impairments occurred and accordingly, any unrealized loss identified as other than temporary in debt or equity securities was recorded directly in earnings based on the difference between the current fair value and its respective average cost of acquisition. As of January 1, 2009, the Group adopted ASC 320-10 and therefore, any credit-related impairment related to debt securities that the Group does not plan to sell and is not likely to be required to sell is recognized in earnings as unrealized losses, with the non-credit-related impairment retained in accumulated other comprehensive income / (loss). For other impaired debt securities, the entire impairment continues to be recognized in earnings as unrealized losses. Factors considered in determining whether a loss is temporary include (a) the length of time for which fair value has been below cost; (b) the severity of the impairment; (c) the cause of the impairment and the financial condition and near-term prospects of the issuer; (d) activity in the market of the issuer which may indicate adverse credit conditions; and (e) the Group’s ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. For investments in equity securities (including mutual fund units), the Group considers the various factors described above, including its intent and ability to hold the equity security for a period of time sufficient for recovery of cost. In general, a significant and prolonged unrealized loss is an OTTI unless significant and robust evidence to the contrary exists. When the Group lacks that intent or ability, the security’s decline in fair value is deemed to be other than temporary and is recorded in earnings. Available-for-sale equity securities deemed to be other-than-temporarily impaired are written down to fair value, with the full difference between fair value and amortized cost recognized in earnings. Money market investments include treasury bills that are held for short term liquidity management purposes and whose fair value approximates their carrying amount.
Transfers between categories of investments

Transfers between categories of investments—When rare circumstances cause significant deterioration in the trading activity or substantially affect the observable prices of investment securities classified in the trading category, the Group transfers such securities out of the trading category and into the held-to-maturity or available-for-sale categories, provided the securities meet definition of the respective category at the date of transfer.

If there is a change in intention or ability to hold a debt security to maturity, the Group transfers such securities out of the available-for-sale category and into the held-to-maturity category, provided the instruments meet the definition of the latter at the date of reclassification.

For securities reclassified as described above, the fair value at the date of transfer becomes the new amortized cost at that date.

When the securities transferred out of the trading category include embedded derivatives, the Group reassesses at the reclassification date, whether the embedded derivatives need to be separated from the host contract, on the basis of the circumstances that existed when the Group became a party to the contract.

Derivatives

Derivatives—All derivatives are recognized on the consolidated balance sheet at fair value, without taking into consideration the effects of legally enforceable master netting agreements that allow the Group to settle positive and negative positions and offset cash collateral held with the same counterparty on a net basis. Derivatives are recorded as derivative assets or liabilities. The Group's management exercises judgment in determining the fair value of financial assets and liabilities. For exchange-traded contracts, fair value is based on quoted market prices. For non-exchange traded contracts, fair value is based on dealer quotes, pricing models, discounted cash flow analysis or quoted prices for instruments with similar characteristics. Valuations of derivative assets and liabilities reflect the value of the instrument including the values associated with counterparty risk. These values must also take into account the Group's own credit standing, thus including in the valuation of the derivative instrument the value of the net credit differential between the counterparties to the derivative contract. The Group designates a derivative as held for trading or hedging purposes when it enters into a derivative contract. The designation may subsequently change based upon management's reassessment or changing circumstances.

Derivatives designated as held for trading activities are included in derivative assets or liabilities with changes in fair value reflected in net trading profit or loss.

The Group occasionally purchases or issues financial instruments containing embedded derivatives. The embedded derivative is separated from the host contract and carried at fair value if the economic characteristics and risks of the derivative are not clearly and closely related to the economic characteristics of the host contract.

Equity method investments	Equity method investments—Equity investments in which the Group exercises significant influence but does not control, are initially recorded at cost and the carrying amount of the investments is adjusted to recognize the Group’s share of the earnings or losses of investees after the date of acquisition. The amount of the adjustment, after elimination of any intercompany gains and losses and impairment of goodwill, if any, is included in the determination of the Group’s net income. Dividends received by the Group from its equity method investments reduce the carrying amount of those investments. The excess of the cost of acquisition of the investments and the Group’s equity in the investees underlying net assets represents purchased goodwill. Equity method investment goodwill is not amortized but all equity investments are reviewed for impairment annually.
Loans and leases	Loans and leases—Loans are included at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to income using the effective interest rate method. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment to yield of the related loans. There are no loans that have been originated which are intended for sale in the secondary market. Loans include aggregate rentals on lease financing transactions and residual values net of related unearned income. Lease financing transactions represent direct financing leases. Unearned income is amortized under a method that results in an approximate level rate of return when related to the unrecovered lease investment. As described in Note 14 the Group has elected fair value accounting for certain loans. Loans acquired in a purchase business combination with evidence of credit quality deterioration since origination, for which it is probable at purchase that the Group will be unable to collect all contractually required payments are accounted for under ASC 310-30 “Loans and Debt Securities Acquired with Deteriorated Credit Quality”. ASC 310-30 addresses accounting for differences between contractual cash flows and cash flows expected to be collected from an investor’s initial investment in loans acquired in a transfer if those differences are attributable, at least in part, to credit quality. ASC 310-30 requires impaired loans to be recorded at fair value and prohibits “carrying over” or the creation of valuation allowances in the initial accounting of loans acquired in a transfer that are within its scope. Under ASC 310-30, the excess of cash flows expected at purchase over the purchase price allocated, is recorded as interest income over the life of the loan.
Non-accruing loans	Non-accruing loans—In general, the accrual of interest on loans is discontinued at the time the loan is 90 days delinquent unless the credit is well secured and in process of collection. Residential real estate loans are placed on non-accrual at the time the loan is 180 days delinquent. In all cases, loans are placed on non-accrual, or written-off at an earlier date, if collection of principal or interest is considered doubtful. The interest on these loans is accounted for on a cash-basis, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are reasonably assured of repayment within a reasonable time frame or when the loans are modified (see below).
Modified loans and troubled debt restructurings

Modified loans and troubled debt restructurings—Loans whose terms are modified are considered to be troubled debt restructurings (“TDRs”) if the modification was done due to borrower's financial difficulties and the Group has granted a concession to the borrower.

Each loan that becomes modified accrues interest even if previously it was in non-accrual status, because upon the modification there is sufficient evidence that the loan will be repaid according to the new terms. Modifications that do not grant to the customer a concession are not considered as TDRs. TDRs are considered impaired and are separately evaluated for impairment, while modified loans that are not TDRs are considered as performing unless they meet the definition of non-performing under the restructured terms.

Allowance for loan losses	Allowance for loan losses—The allowance for loan losses is management’s estimate of probable incurred loan losses in the lending portfolios. A loan is considered impaired when, based on current information and events, it is probable that the Group will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the agreement. Once a loan has been identified as individually impaired, management measures impairment in accordance with ASC 310-10-35. Individually impaired loans are measured based on the present value of payments expected to be received, or for loans that are solely dependent on the collateral for repayment, the estimated fair value of the collateral. If the recorded investment in impaired loans exceeds the measure of estimated fair value, a specific allowance is established as a component of the allowance for loan losses. The Group performs periodic and systematic detailed reviews of its lending portfolios to identify inherent risks and to assess the overall collectability of those portfolios. Specifically, our methodology has three primary components, specific allowances, coefficient analysis and homogeneous analysis. Specific allowance: For individually significant commercial loans, specific allowances are recorded, based on historical loss experience, current economic conditions and performance trends within specific industry sectors, payment history, cash flow analysis, collateral value and any other pertinent information. Future expected cash flows take into consideration the customer’s risk profile, historical information for similar customers as well as an estimate of the impact of current economic conditions and negative credit trends existing at the time of the assessment. These estimates are management’s best estimates regarding the probable impact of the current economic environment on credit losses. If necessary, an allowance for loan losses is established for loans subject to specific allowance. Loss is measured as the difference between the loan’s carrying amount and the present value of estimated future cash flows expected to be received. Coefficient analysis: Non-significant commercial loans are subject to coefficient analysis. A coefficient analysis is performed on commercial loans, for which no specific allowance is calculated, as described above and the related allowance is calculated using internal credit ratings and loss rates. Individual loans are grouped into 22 risk categories based on common characteristics such as industry, payment history (including delinquency), collateral values and other factors. The rating of each individual corporate customer is re-assessed at least once a year (and more frequently if necessary) and its rating may change based on the customer’s financial position and prospects, qualitative criteria and current market conditions. Allowance percentages, or coefficients, based on historic loss rates among these groupings are then applied to determine the allowance for loan losses to be recorded. Our coefficient analysis for the commercial portfolio uses historical data to estimate the default rate assigned to each credit rating. Our rating model was first validated in 2005 by an internationally recognized and independent advisor, and optimized for use in Greece. Since then, it is monitored regularly and its predictive ability is back-tested on an annual basis by our Group Risk Management Division following the Basel II guidelines on monitoring of rating models. The back testing has shown that the predictive ability of the model is strong, so no change in criteria and weights was necessary. Loss rates are estimated at least annually as at the reporting date. Homogeneous analysis: The allowance on certain homogeneous loan portfolios, which generally consist of mortgage loans, credit cards and other consumer loans in the consumer loans portfolio segment, is based on aggregated portfolios of homogeneous loans’ evaluations, generally by loan type, products or channel of distribution. Loss forecast models are utilized for portfolios of homogeneous loans which consider a variety of factors including, but not limited to, historical loss experience, anticipated defaults or foreclosures based on portfolio trends, delinquencies and credit scores, and expected loss factors by loan type. In addition, in calculating our homogeneous allowances for loan losses we consider the current economic conditions and trends and changes in lending policies and procedures (see Note 14). The periods analyzed for the estimation of the loss rates take into consideration the long recovery periods historically observed in Greece, and was six years for credit cards and consumer loans and twelve years for mortgage loans. These longer recovery periods follow from the Greek legislation and judicial system, as well as business practices. Allowances for losses inherent in loans made through our branches and subsidiaries outside of Greece are estimated by the branch or subsidiary which originated the loan. Methodologies applied are similar to those employed by the Group for loans in Greece. Additions to the allowance for loan losses are made by charges to the provision for loan losses. Credit exposures deemed to be uncollectible are charged against the allowance for loan losses. Recoveries of amounts previously charged as uncollectible are credited to the allowance for loan losses. Subject to compliance with tax laws in each jurisdiction, a loan, which is deemed to be uncollectible or forgiven, is written off against the related provision for loans impairment. Subsequent recoveries are credited to provision for loan losses in the Income statement. Under Greek regulations, loans cannot be written off until legal remedies for recovery, which can be a very lengthy process, have been exhausted. Historical loss amounts include both amounts actually written off and amounts that are expected to be written off, but for which not all legal remedies for recovery have been fully exhausted. In addition to the allowance for loan losses, the Group also estimates probable losses related to unfunded commitments, such as commercial letters of credit, standby letters of credit and financial guarantees written. The allowance is estimated using the methodology applied to commercial loans.
Fair Value	Fair Value—The Group measures the fair market values of its financial instruments in accordance with ASC 820 “Fair Value Measurements and Disclosures”, which establishes a framework for measuring fair value and also provides certain disclosure requirements. Also in accordance with ASC 820, the Group categorizes its financial instruments, based on the priority of inputs to the valuation technique, into a three-level hierarchy, as discussed below. Trading account assets and liabilities, derivative assets and liabilities, AFS debt and marketable equity securities, and certain other assets are carried at fair value. The Group has also elected to carry certain assets and liabilities at fair value in accordance with ASC 825 “Financial Instruments”, including certain loans and long-term debt. ASC 825 allows an entity the irrevocable option to elect fair value for the initial and subsequent measurement for certain financial assets and liabilities on a contract-by-contract basis. The fair value disclosures are presented in note 37. Level 1: Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market. Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, as well as debt securities without quoted prices and certain derivative contracts whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes government and corporate debt securities with prices in markets that are not active and over-the-counter (OTC) derivative contracts. Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. Transfers between levels are recognized at the end of the reporting period. Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities become unobservable or observable respectively, in the current marketplace.
Goodwill, software and other intangibles

Goodwill, software and other intangibles—Net assets of companies acquired in purchase transactions are recorded at fair value at the date of the acquisition. As such, the historical cost basis of individual assets and liabilities are adjusted to reflect their fair value. Following the adoption of SFAS 160 (now codified in ASC 810-10) “Non-controlling Interests in Consolidated Financial Statements-an amendment of ARB No.51” the Group accounts for changes in an ownership interest in a subsidiary that does not result in deconsolidation as equity transaction if it retains its controlling financial interest in the subsidiary. Identified intangibles are amortized on a straight-line basis over the period benefited. Goodwill is not amortized, but is reviewed at the reporting unit level for potential impairment at least on an annual basis at the end of the reporting period, or if events or circumstances indicate a potential impairment, more frequently. The impairment test is performed in two phases. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, an additional procedure must be performed. That additional procedure compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. An impairment loss is recorded to the extent that the carrying amount of goodwill exceeds its implied fair value. Intangible assets subject to amortization are evaluated for impairment if events and circumstances indicate a possible impairment. Intangible assets that are not subject to amortization are tested for impairment annually, or more frequently if events or changes in circumstances indicate that the assets might be impaired. Intangible assets are amortized using an estimated range of anticipated lives, which are 3 to 12 years for software and 6 to 11 years for intangibles arising on acquisitions such as customer relationships and core deposits. Trade names have indefinite useful lives.

Premises and equipment

Premises and equipment—Premises and equipment, including buildings are stated at cost less accumulated depreciation, except for land, which is stated at cost. Depreciation is provided on a straight-line depreciation basis over the estimated useful lives of individual assets and classes of assets. Maintenance, repairs and minor alterations are expensed as incurred.

Long-lived assets that are held, including those that are to be disposed of, are evaluated periodically for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability is evaluated by determining if the difference between the expected undiscounted future cash flows of a long-lived asset is lower than its carrying value. If not recoverable, the Group recognizes an impairment loss for the difference between the carrying amount and the estimated fair value of the asset. The impairment loss, if any, is reflected in non-interest expense.

Special purpose financing entities

Special purpose financing entities—The Group is involved with special-purpose entities (SPEs) in the normal course of business. The primary uses of SPEs are to obtain sources of liquidity for the Group. The Group is also involved in SPEs used for the securitization of certain loans as discussed below. SPEs used by the Company are accounted for as VIEs.

VIEs are entities defined in ASC 810 “Consolidation” as entities which either have a total equity investment at risk that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest (i.e., ability to make significant decisions through voting rights, right to receive the expected residual returns of the entity, and obligation to absorb the expected losses of the entity). Investors that finance the VIE through debt or equity interests, or other counterparties that provide other forms of support, such as guarantees, or subordinated fee arrangements, are variable interest holders in the entity. Prior to January 1, 2010, the variable interest holder, if any, that would absorb a majority of the entity's expected losses, receive a majority of the entity's expected residual returns, or both, was deemed to be the primary beneficiary and consolidated the VIE.

In accordance with the new guidance on consolidation of VIEs effective January 1, 2010, the Group is deemed to have a controlling financial interest and is the primary beneficiary of a VIE if it has both the power to direct the activities that most significantly impact the VIE's economic success and a right to receive benefits or absorb losses of the entity that could be potentially significant to the VIE.

The new guidance also requires companies to continually reassess whether they are the primary beneficiary of a VIE.

For additional information on other special purpose financing entities, see Note 14.

Securitization

Securitization—The Group securitizes, sells and services interests in residential mortgage loans, credit cards, consumer and commercial loans. In general the loans are sold to SPEs, which issue securities collateralized with these assets. The accounting for these activities is governed by ASC 860 “Transfers and Servicing”. Prior to January 1, 2010, a transfer of financial assets (of all or a portion of the financial asset) in which the Group surrendered control over those financial assets was accounted for as a sale to the extent that consideration, other than beneficial interests in the transferred assets was received in exchange. If a securitization did not meet the criteria for a sale as described above, the Group continued recognizing the loans because the SPEs were consolidated and the Bank held the total of the securities issued. To the extent that the Bank sold these securities to third party investors, the transferred assets might qualify for derecognition in full or in part. Gains or losses on securitizations, which met the criteria for a sale, were based on the carrying amount of the financial assets derecognized and the retained interest, based on their relative fair values at the date of the transfer.

With the adoption on January 1, 2010 of the modifications that ASU 2009-16 introduced to ASC 860, the concept of Qualifying Special Purpose Entities (“QSPEs”) no longer exists and additional criteria must be used to evaluate transfers of financial assets. When a financial asset is transferred, the Group assesses whether the transferor and its consolidated affiliates have surrendered control over the transferred financial assets, determining first whether the transferee should be consolidated. A transfer of an entire financial asset, or a portion of a financial asset that meets the definition of a participating interest, in which the Group has surrendered control over those financial assets shall be accounted for as a sale if and only if all of the following conditions are met:

(a)       the transferred financial assets have been isolated from the Group—put presumptively beyond the reach of the Group and its creditors, even in bankruptcy or other receivership;

(b)       each transferee has the right to pledge or exchange the assets it received, and no condition both constrains the transferee from taking advantage of its rights to pledge or exchange and provided more than a trivial benefit to the Group; and

(c)       the Group does not maintain effective control over the transferred assets through either (1) an agreement that both entitles and obligates the Group to repurchase or redeem them before their maturity, (2) the ability to unilaterally cause the holder to return specific assets other than through a cleanup call or (3) an agreement that permits the transferee to require the Group to repurchase the transferred financial assets at a price that is so favorable to the transferee that it is probable that the transferee will require the Group to repurchase them.

For transfers of financial assets recorded as sales, the Group recognizes and initially measures at fair value all assets obtained (including beneficial interests) and liabilities incurred. The Group recognizes a gain or loss in net trading profit/(loss) for the difference between the carrying amount and the fair value of the assets sold.

Income taxes

Income taxes—The Group accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements.

Deferred income tax assets and liabilities are determined using the asset and liability (or balance sheet) method based on enacted income tax rates/laws expected to apply upon reversal. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the differences between the book and tax bases of the balance sheet assets and liabilities. The impact on changes in tax laws and rates are recognized in their entirety within income tax expense in the period that includes the date of enactment in the respective jurisdiction.

Recognition of deferred tax assets is based on management's belief that it is more likely than not that the tax benefit associated with certain temporary differences, such as tax operating loss carry forward and tax credits, will be realized, based on all available evidence. A valuation allowance is recorded to reduce the amount of the deferred tax assets to that amount that is at least more likely than not to be realized. In making such determination, the Group considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial results. In the event the Group was to determine that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, it would make an adjustment to the valuation allowance which would reduce the provision for income taxes.

The Group does not recognize in its financial statements tax benefits for tax positions unless it has met the recognition and measurement principles contained in ASC 740 “Income taxes”. A benefit can only be recognized if it is “more likely than not” that the benefit will be sustained on audit by the taxing authority based solely on the technical merits of the associated tax position. In this evaluation, the Group assumes that the position (1) will be examined by a taxing authority that has full knowledge of all relevant information and (2) will be resolved in the court. If the recognition threshold is not met, no benefit is recognized, even when the Group believes that a certain amount of benefit will ultimately be realized. Tax benefits for positions meeting the recognition criteria, are recognized in the financial statements in the amount that is at least more likely than not to be sustained upon settlement with the tax authorities. The Group recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense.

Insurance operations

Insurance operations—Insurance includes both life and general (property and casualty) insurance underwriting operations. Life insurance underwriting operations include traditional and universal life-type contracts. Income and expenses from insurance operations are included in other non-interest income and expenses.

Premium revenues from traditional life insurance policies (long-duration contracts) are recognized as revenue as and when they become due from policyholders. Variable costs incurred in the acquisition of such policies are capitalized and expensed proportionately with the recognition of premium revenues. Premiums collected on universal life-type contracts are not reported as revenue. Revenues from such contracts represent amounts assessed against policy holders and are reported in the period that the amounts are assessed. Premium income from property and casualty policies (short-duration contracts) is recognized over the life of the policy. Income and costs on policies, which relate to subsequent periods are deferred and recognized in the period to which they relate. Claims relating to property and casualty policies are recognized as and when these become known based on the information available.

Insurance reserves for expected costs relating to life insurance policies are accrued over the current and expected renewal periods of the contracts. The present value of estimated future policy benefits payable, less the present value of estimated future net premiums to be collected is estimated using approved actuarial methods that use assumptions about future investment yields, mortality, expenses, options and guarantees, morbidity and termination rates at the time of inception of insurance contracts. Original assumptions are adjusted to reflect actual experience and any premium deficiency estimated is charged off to income for the period. Revised assumptions reflect estimates of future monetary inflation, medical inflation, the swap rate of bonds as at the end of each reporting period and recent experience concerning risk factors mentioned above. An appropriate discount factor is used.

Insurance reserves for property and casualty insurance include, apart from an unearned premium reserve, a provision for outstanding claims and a provision for claims incurred but not reported (“IBNR”). Loss estimates rely on observations of loss experience for similar historic events that relate to cumulative gross paid claim amount, settled claim amount, incurred claim amount and claim number developments. Such observations are periodically revised and any premium deficiency is charged to income for the period. Projections are based on historical development patterns. The development ratios are adjusted in a small number of cases to remove the effect of claim developments, which appear to be of an exceptional nature. Projections of reinsurance recoveries are also undertaken. Allowance is made for claim adjustment expenses and an appropriate discount factor is used.

Pensions	Pensions—The Group sponsors both defined contribution and defined benefit pension plans, including defined benefit plans for children of Group personnel. The Group also provides termination indemnities to its retiring staff, depending on the Group company and the jurisdiction in which it operates. Contributions to defined contribution plans are charged to the income statement as employee benefits when the employee renders service to the Group. With regards to defined benefit pension plans, the Group calculates the projected benefit obligation at the end of each reporting period as the actuarial present value of all benefits attributed to employee service rendered based on the respective plan’s benefit formula. This obligation less the fair value of any plan assets represents the funded status of the Group’s plans and is recognized in the consolidated balance sheet under accounts payable, accrued expenses and other liabilities. Key assumptions used for the actuarial calculation are determined by the Group through future projections, which are based on historical trends, current market data and agreements between Group companies and their staff. Net periodic pension cost is recognized in the Group’s income statement under employee benefits and includes service cost (the actuarial present value of benefits attributed to services rendered by employees), expected return on plan assets, amortization of prior service cost or credit and actuarial gains or losses. Net gains and losses are amortized to net periodic pension cost if, as of the beginning of the year, that net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market related value of plan assets. Amortization of net gains and losses and prior service cost is performed over the average remaining service period of active employees expected to receive benefits under the plan.
Other assets and other liabilities

Other assets and other liabilities—Other assets includes, among other items, assets acquired through foreclosure proceedings, accounts receivable of non-financial services sector subsidiaries, deferred tax assets and taxes withheld.

Other liabilities includes, among other items, accrued expenses and deferred income, deferred tax liabilities, accrued interest and commissions, pension liabilities, dividends payable and other accounts payable.

Discontinued operations

Discontinued operations—A discontinued operation is a component of the Group that comprises operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity. Classification as discontinued operations occurs upon disposal or when the operations meet the criteria to be classified as held for sale. Discontinued operations are presented on the face of the income statement.

Dividend policy

Dividend policy—The Bank, on the basis of its statutory financial statements prepared in accordance with IFRS as endorsed by the EU, pays dividends out of:

•       distributable profits for the year (i.e. profits net of: a) tax; b) losses carried forward; and c) prior year tax audit differences); and

•       retained earnings, special reserves or ordinary reserves to the extent they exceed the amount required to be maintained by law.

Each year the Bank is required, by Greek Law 2190/1920, to declare and distribute a minimum dividend out of its net profits, if any, equal to 35% of the net profits for the year less statutory reserves, any profits resulting from the sale of equity participations that represent at least 20% of the paid up share capital of a subsidiary company in which the Bank has held an equity participation for at least ten years and unrealized net gains from financial instruments.

Any distribution of the remainder of the distributable profits must be approved by a “General Meeting of the Shareholders” with the ordinary quorum and majority voting requirements. No distribution can be effected if, on the closing date of the last financial year, the total shareholders' equity is, or will become after that distribution, lower than the sum of share capital and the reserves, the distribution of which is prohibited by Greek law or the Bank's Articles of Association.

A majority representing at least 65% of the paid-up share capital may vote to waive this. The undistributed dividend (up to 35% minimum dividend) must then be transferred to a special reserve which must, within four years following the General Meeting, be distributed in the form of a stock dividend. Furthermore, a majority representing at least 70% of the Bank's paid-up capital may vote to waive this stock dividend.

According to the provisions of article 28 of Greek Law 3756/2009 and decision 20708/B/1175/23.4.2009 of the Minister of Economy and Finance, banks participating in the plan to strengthen the liquidity of the Greek banking sector and economy (the “Hellenic Republic bank support plan”) are allowed to distribute dividends to ordinary shareholders up to 35% of distributable profits at the parent company level. Moreover, pursuant to Law 3723/2008, article 28 of Law 3756/2009 and article 39 of Law 3844/2010, for 2008 and 2009, banks participating in the plan are allowed to distribute dividends to ordinary shareholders only in the form of shares, which cannot be treasury shares. As it is clearly stipulated in the above law and decision, the above restrictions, do not apply to any dividend or fixed return on preference shares that are being traded in foreign organized markets.

In accordance with Law 3965/2011, for 2010, banks participating in the plan are allowed to distribute dividends only in the form of shares, however, these cannot be treasury shares.

Normally, dividends are declared and paid in the year subsequent to the reporting period. For 2010, the Group recorded no liability relating to mandatory minimum dividend payment, in accordance with article 39 of Law 3844/2010, article 28 of Greek Law 3756/2009 and decision 20708/B/1175/23.4.2009 of the Minister of Economy and Finance, as discussed above.

Resale and repurchase agreements	Resale and repurchase agreements—The Group enters into securities purchases under agreements to resell (resale agreements) and securities sales under agreements to repurchase (repurchase agreements) of substantially identical securities. Resale agreements and repurchase agreements are accounted for as secured lending and secured borrowing transactions, respectively. The amounts advanced under resale agreements and the amounts borrowed under repurchase agreements are carried on the balance sheet at the amount advanced or borrowed plus accrued interest. The market value of these securities is monitored and the level of collateral is adjusted accordingly.
Repurchase of own debt

Repurchase of own debt—Repurchase of own debt is accounted for as a derecognition in accordance with ASC 405-20 “Liabilities—Extinguishment of liabilities”. On the date of extinguishment the difference between the carrying value (which includes amortization of any premium/discount and issue costs up to the re-acquisition date) and the acquisition price is recorded as a gain in the income statement.

Share based payment transactions	Share-based payment transactions—The Bank has approved Group-wide share options plans for the executive members of the Board of Directors (“BoD”), management and staff of the Group. The fair value of the employee services received in exchange for the grant of the options is recognized as a compensation cost, with the corresponding credit recognized in equity. The total amount to be expensed over the requisite period, which is determined by reference to the fair value of the share options granted, is calculated with the graded vesting attribution method. The fair value of the options is determined using an option-pricing model that takes into account the stock price at the grant date, the exercise price, the expected life of the options, the expected volatility of and the expected dividends on the underlying stock, and the risk-free interest rate over the expected life of the option. When the options are exercised and new shares are issued, the proceeds received net of any transaction costs are credited to common stock and additional paid-in capital.
Accumulated other comprehensive income / (loss) (Accumulated OCI)

Accumulated other comprehensive income / (loss) (Accumulated OCI)—The Group records unrealized gains and losses on AFS Securities, unrecognized actuarial gains and losses, transition obligation and prior service costs on Pension and Postretirement plans and foreign currency translation adjustments in Accumulated OCI, net of tax. Gains and losses on AFS Securities are reclassified to Net income / (loss) as the gains or losses are realized upon sale of the securities. Other-than-temporary impairment charges are reclassified to Net income / (loss) at the time of the charge. Translation gains or losses on foreign currency translation adjustments are reclassified to Net income / (loss) upon the substantial sale or liquidation of investments in foreign operations.

Treasury stock

Treasury stock—The Group parent company's common stock, owned by the Group entities, is considered to be treasury stock and is recorded at cost. Gains and losses on disposal of treasury stock are recorded in equity.

Earnings per share

Earnings per share—Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts were exercised and is computed after giving consideration to the weighted average dilutive effect of these common stock equivalents.

Adjustments to the carrying amount of redeemable non-controlling interest in the form of a common stock instrument with a fair value redemption feature do not impact earnings per share.

For the purpose of the earnings per share calculations, shares owned by entities within the Group are not included in the calculations of the denominators.

Use of estimates	Use of estimates—The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates made by management are discussed in the notes as applicable.
Recently issued accounting pronouncements	Recently issued accounting pronouncements In June 2011, FASB issued ASU 2011-05, “Presentation of Comprehensive Income”. These amendments eliminate the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In addition, they require consecutive presentation of the statement of net income and other comprehensive income and require to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. These amendments are effective prospectively for the Group’s consolidated financial statements for the year beginning January 1, 2012 and is not expected to have a significant impact on the consolidated statements of income and consolidated balance sheets. In May 2011, FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. These amendments result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the amendments in this ASU do not result in a change in the application of the requirements in Topic 820. Some of the amendments clarify the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. These amendments are effective prospectively for the Group’s consolidated financial statements for the year beginning January 1, 2012. The Group is currently assessing the potential impact from the adoption of this ASU on the consolidated statements of income and consolidated balance sheets. In April 2011, FASB issued ASU 2011-03, “Reconsideration of Effective Control for Repurchase Agreements”. The ASU removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee. The ASU does not change the other criteria in ASC 860. Accordingly, a transferor in a repo transaction is deemed to have effective control if the following conditions are met: (1) the financial assets to be repurchased or redeemed are the same or substantially the same as those transferred; (2) the agreement is to repurchase or redeem them before maturity, at a fixed or determinable price and (3) the agreement is entered into contemporaneously with, or in contemplation of, the transfer. The guidance is effective prospectively for transactions, or modification of existing transactions, of the Group that occur on or after January 1, 2012, and is not expected to have an impact on the consolidated statements of income and consolidated balance sheets. In April 2011, FASB issued ASU 2011-02, “A Creditor’s Determination of whether a Restructuring Is a Troubled Debt Restructuring”, to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. The new guidance requires for creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered troubled debt restructurings. In addition, the amendments to Topic 310 clarify that a creditor is precluded from using the effective interest rate test in the debtor’s guidance on restructuring of payables when evaluating whether a restructuring constitutes a troubled debt restructuring. These amendments are effective for the Group’s consolidated financial statements for the year beginning January 1, 2012. The Group is currently assessing the potential impact from the adoption of this ASU on the consolidated statements of income and consolidated balance sheets. In December 2010, the FASB issued ASU 2010-29, “Disclosure of Supplementary Pro Forma Information for Business Combinations”. The amendments in this ASU specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments affect any public entity as defined by Topic 805 that enters into business combinations that are material on an individual or aggregate basis. These amendments are effective for the Group’s consolidated financial statements for the year ending December 31, 2011 and will impact the Group’s disclosures in case of new business combinations. In December 2010, the FASB issued ASU 2010-28 “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”. The amendments in this ASU modify Step 1 so that for those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The qualitative factors are consistent with existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. These amendments are effective for the Group’s consolidated financial statements for the year ending December 31, 2011. The impact from the adoption of this guidance is not expected to be material. In October 2010, the FASB issued ASU 2010-26 “Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts”. The amendments in this ASU specify that certain costs incurred in the successful acquisition of new and renewal contracts should be capitalized. Those costs include incremental direct costs of contract acquisition that result directly from and are essential to the contract transaction(s) and would not have been incurred by the insurance entity had the contract transaction(s) not occurred. Additionally, advertising costs are only to be capitalized as deferred acquisition costs if the capitalization criteria for direct-response advertising in Subtopic 340-20 are met. All other acquisition-related costs—including costs incurred by the insurer for soliciting potential customers, market research, training, administration, unsuccessful acquisition or renewal efforts, and product development—should be charged to expense as incurred. Administrative costs, rent, depreciation, occupancy, equipment, and all other general overhead costs are considered indirect costs and should also be charged to expense as incurred. These amendments are effective for the Group’s consolidated financial statements for the year ending December 31, 2012. The Group is currently assessing the potential impact from the adoption of this ASU on the consolidated statements of income and consolidated balance sheets. In July 2010, the FASB issued ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”. This ASU amends Topic 310 to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses. As a result of these amendments, an entity is required to disaggregate by portfolio segment or class certain existing disclosures and provide certain new disclosures about its financing receivables and related allowance for credit losses. The new disclosures were effective for the Group’s consolidated financial statements for the year ended December 31, 2010, except for the disclosures regarding activity that occurs during a reporting period, which will be effective for the Group’s consolidated financial statements for the year ending December 31, 2011 and the disclosures regarding Troubled Debt Restructurings, which will be effective for the Group’s consolidated financial statements for the year ending December 31, 2012. The additional disclosures required are included in Note 14. In April 2010, the FASB issued ASU 2010-18, “Effect of a Loan Modification When the Loan Is Part of a Pool That Is Accounted for as a Single Asset”. This ASU clarifies that modifications of loans that are accounted for within a pool under Subtopic 310-30, which provides guidance on accounting for acquired loans that have evidence of credit deterioration upon acquisition, do not result in the removal of those loans from the pool even if the modification would otherwise be considered a troubled debt restructuring. An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change. The amendments do not affect the accounting for loans under the scope of Subtopic 310-30 that are not accounted for within pools. Loans accounted for individually under Subtopic 310-30 continue to be subject to the troubled debt restructuring accounting provisions within Subtopic 310-40. This guidance was effective for the Group’s consolidated financial statements for the year ended December 31, 2010 and did not have an impact on the consolidated statements of income and consolidated balance sheets. In April 2010, the FASB issued ASU 2010-15, “How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments”. This ASU clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder as defined in the Variable Interest Entities Subsections of Subtopic 810-10 and those Subsections require the consideration of related parties. This ASU also amends Subtopic 944-80 to clarify that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary. The amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The amendments also provide guidance on how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. These amendments are effective for the Group’s consolidated financial statements for the year ending December 31, 2011. The impact from the adoption of this guidance is not expected to be material. In April 2010, the FASB issued ASU 2010-13, “Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades”. This ASU clarifies that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. These amendments are effective for the Group’s consolidated financial statements for the year ending December 31, 2011. The impact from the adoption of this guidance is not expected to be material. In January 2010, the FASB issued ASU 2010-06 “Improving Disclosures about Fair Value Measurement”. This ASU amends 820 “Fair Value Measurements and Disclosures” to require new disclosures regarding transfers in and out of Levels 1 and 2 and to present separately information about purchases, sales, issuances and settlements (gross basis rather than net) in the Level 3 reconciliation. This ASU also provides clarifications on existing disclosures regarding the level of disaggregation of fair value information presented and the inputs and valuation techniques used for both Levels 2 and 3. The new disclosures and clarifications of existing disclosures were effective for the Group’s consolidated financial statements for the year ended December 31, 2010, except for the disclosures regarding Level 3 purchases, sales, issuances and settlements in the roll-forward activity for fair value measurements, which will be effective for the Group’s consolidated financial statements for the year ending December 31, 2011. The additional disclosures required are included in Note 37. In August 2009, the FASB issued ASU 2009-05, “Measuring Liabilities at Fair Value”. This ASU clarifies that the quoted price for an identical liability, when traded as an asset in an active market, is also a Level 1 measurement for that liability when no adjustment to the quoted price is required. It also clarifies what valuation techniques may be used when a quoted price in an active market for an identical liability is not available. This guidance was effective for the Group’s consolidated financial statements for the year ended December 31, 2010 and did not have an impact on the consolidated statements of income and consolidated balance sheets. In June 2009, the FASB issued SFAS No. 167, “Amendments to FASB Interpretation No. 46(R)” (now codified in ASC 810, “Consolidation”). This guidance changes how a reporting entity determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity’s purpose and design and the reporting entity’s ability to direct the activities of the other entity that most significantly impact the other entity’s economic performance. This guidance requires additional disclosures about the involvement with variable interest entities and any significant changes in risk exposure due to that involvement. A reporting entity will be required to disclose how its involvement with a variable interest entity affects the reporting entity’s financial statements. This guidance was effective for the Group’s consolidated financial statements for the year ended December 31, 2010 and did not have an impact on the consolidated statements of income and consolidated balance sheets. In June 2009, the FASB issued SFAS No. 166, “Accounting for Transfers of Financial Assets” (now codified in ASC 860, “Transfers and Servicing”). This guidance requires more information about transfers of financial assets, including securitization transactions, and where entities have continuing exposure to the risks related to transferred financial assets. It eliminates the concept of a “qualifying special-purpose entity”, changes the requirements for derecognizing financial assets, and requires additional disclosures. This guidance was effective for the Group’s consolidated financial statements for the year ended December 31, 2010 and did not have an impact on the consolidated statements of income and consolidated balance sheets.

CASH AND DUE FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2010
Cash And Due From Banks Table [Abstract]
Cash And Due From Banks Table

	2009	2010
	(EUR in thousands)
Current accounts with banks	132,228	183,738
Cash and similar items	948,817	992,265
Current account with central bank	342,293	254,114
Other	7,043	6,040
Total	1,430,381	1,436,157

INTEREST BEARING DEPOSITS WITH BANKS (Tables)	12 Months Ended
Dec. 31, 2010
Interest Bearing Deposits In Banks Details [Abstract]
Interest Bearing Deposits In Banks Tables

	2009	2010
	(EUR in thousands)
Placements in EUR	2,196,035	5,894,673
Placements in other currencies	881,918	504,094
Total	3,077,953	6,398,767
Maturity analysis:
Up to 3 months	2,717,476	6,179,752
From 3 months to 1 year	175,922	44,742
Over 1 year	184,555	174,273
Total	3,077,953	6,398,767

MONEY MARKET INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2010
Short Term Investments Tables [Abstract]
Short Term Investments Tables [Text Block]

NOTE 9: MONEY MARKET INVESTMENTS
Money market investments at December 31, comprised:
	2009	2010
	(EUR in thousands)
Greek treasury bills	893,471	934,552
Foreign treasury bills	286,634	192,917
Other	59,762	52,805
Total	1,239,867	1,180,274

TRADING ASSETS (Tables)	12 Months Ended
Dec. 31, 2010
Trading Securities Balance Sheet Reported Amounts Tables [Abstract]
Trading Account Assets Tables [Text Block]

	2009	2010
	(EUR in thousands)
Greek government bonds	2,070,858	4,964
Debt securities issued by other governments and public sector entities	194,986	177,333
Debt securities issued by Greek financial institutions	175,933	29,620
Debt securities issued by foreign financial institutions	344,022	398,845
Corporate debt securities issued by Greek companies	160,340	16,956
Corporate debt securities issued by foreign companies	165,649	110,448
Equity securities issued by Greek companies	29,692	6,082
Equity securities issued by foreign companies	7,682	10,272
Mutual fund units	18,578	19,854
Total	3,167,740	774,374

DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2010
Derivatives Tables [Abstract]
Derivatives

Derivative Assets(1)

	2009		2010
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in thousands)		(EUR in thousands)
Cross currency interest rate swaps	2,168,376	131,049	3,454,366	188,836
Financial futures	3,229,732	39,842	3,335,302	3,252
Foreign exchange swaps	3,078,929	106,581	3,674,988	136,369
Forward rate agreements	24,367	629	70,070	1,334
Interest rate swaps	30,622,362	1,512,920	31,831,783	1,304,386
Options	3,855,720	72,789	3,418,324	87,725
Outright foreign exchange forwards	371,144	7,451	347,979	7,728
Commodity swaps and other	-	-	22,041	1,562
Total	43,350,630	1,871,261	46,154,853	1,731,192

Derivative Liabilities(1)

	2009		2010
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in thousands)		(EUR in thousands)
Cross currency interest rate swaps	1,340,197	163,072	3,624,583	373,142
Financial futures	1,083,455	29,747	814,882	10,014
Foreign exchange swaps	2,371,779	23,136	2,288,243	87,889
Forward rate agreements	56,107	264	23,968	847
Interest rate swaps	25,675,742	1,068,706	22,577,707	1,207,035
Options	1,724,510	39,973	2,700,805	93,567
Outright foreign exchange forwards	554,782	5,115	406,583	12,934
Commodity swaps and other	-	-	22,571	1,923
Total	32,806,572	1,330,013	32,459,342	1,787,351

(1) Includes both long and short derivative positions.

Gains and losses on derivative instruments are presented within Net trading loss in the Income Statement and for the year ended December 31, 2009 and 2010 are analyzed as follows:
	2009	2010
	Net	Net
	gains/(losses)	gains/(losses)
	(EUR in thousands)	(EUR in thousands)
Interest rate swaps and cross currency interest rate swaps	(224,000)	(585,082)
Financial futures	(6,590)	(227,366)
Foreign exchange swaps	44,215	5,042
Forward rate agreements	15,059	(1,875)
Options	(852)	(127,263)
Outright foreign exchange forwards	4,473	(13,051)
Commodity swaps and other	-	5,453
Total	(167,695)	(944,142)

INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2010
Investment Securities Details [Abstract]
Investment Securities Available For Sale Tables [Text Block]

	2009
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	9,945,165	20,264	(661,831)	9,303,598
Debt securities issued by other governments and public sector entities	3,195,125	64,961	(37,636)	3,222,450
Corporate debt securities issued by companies incorporated in Greece	924,228	4,159	(73,897)	854,490
Corporate debt securities issued by companies incorporated outside Greece	1,587,378	22,443	(92,964)	1,516,857
Equity securities issued by companies incorporated in Greece	221,689	957	(1,636)	221,010
Equity securities issued by companies incorporated outside Greece	44,542	6,030	(1,699)	48,873
Mutual Fund units	588,759	4,068	(19,409)	573,418
Total available-for-sale securities	16,506,886	122,882	(889,072)	15,740,696

	2010
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	10,448,865	-	(3,020,542)	7,428,323
Debt securities issued by other governments and public sector entities	3,671,148	92,991	(3,433)	3,760,706
Corporate debt securities issued by companies incorporated in Greece	1,381,722	3	(272,516)	1,109,209
Corporate debt securities issued by companies incorporated outside Greece	1,414,465	66,649	(58,822)	1,422,292
Equity securities issued by companies incorporated in Greece	145,444	1,535	(483)	146,496
Equity securities issued by companies incorporated outside Greece	145,022	4,394	(2,918)	146,498
Mutual Fund units	510,566	6,296	(17,516)	499,346
Total available-for-sale securities	17,717,232	171,868	(3,376,230)	14,512,870

	2009
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Available-for-sale securities
Greek government bonds	3,948,467(1)	(269,737)	2,911,806(2)	(392,094)	6,860,273(3)	(661,831)
Debt securities issued by other governments and public sector entities	193,460(1)	(1,170)	666,192(2)	(36,466)	859,652(3)	(37,636)
Corporate debt securities issued by companies incorporated in Greece	302,369(1)	(25,307)	151,616(2)	(48,590)	453,985(3)	(73,897)
Corporate debt securities issued by companies incorporated outside Greece	170,609(1)	(14,304)	473,102(2)	(78,660)	643,711(3)	(92,964)
Equity securities issued by companies incorporated in Greece	6,053	(1,099)	2,921	(537)	8,974	(1,636)
Equity securities issued by companies incorporated outside Greece	141	(16)	2,947	(1,683)	3,088	(1,699)
Mutual Fund units	84,952	(914)	199,163	(18,495)	284,115	(19,409)
Total available-for-sale securities	4,706,051(1)	(312,547)	4,407,747(2)	(576,525)	9,113,798(3)	(889,072)

(1)	The fair value amounts relating to the debt securities in an unrealized loss position for less than 12 months have been restated by EUR 1,060 million, EUR 3 million, EUR 60 million, EUR 25 million and EUR 1,148 million, respectively.
(2)	The fair value amounts relating to the debt securities in an unrealized loss position for 12 months or longer have been restated by EUR 253 million, EUR 6 million, EUR 63 million, EUR 75 million and EUR 397 million, respectively.
(3)	The fair value amounts relating to the total debt securities in an unrealized loss position have been restated by EUR 1,313 million, EUR 9 million, EUR 124 million, EUR 100 million and EUR 1,545 million, respectively.
These restatements were performed to correct an inadvertent error in the presentation of these amounts.

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2010. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	December 31, 2010
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Available-for-sale securities
Greek government bonds	2,826,585	(718,432)	4,249,574	(2,302,110)	7,076,159	(3,020,542)
Debt securities issued by other governments and public sector entities	149,404	(2,966)	46,623	(467)	196,027	(3,433)
Corporate debt securities issued by companies incorporated in Greece	474,040	(30,253)	632,081	(242,263)	1,106,121	(272,516)
Corporate debt securities issued by companies incorporated outside Greece	112,656	(4,294)	417,257	(54,528)	529,913	(58,822)
Equity securities issued by companies incorporated in Greece	1,334	(453)	127	(30)	1,461	(483)
Equity securities issued by companies incorporated outside Greece	14,829	(2,040)	2,024	(878)	16,853	(2,918)
Mutual Fund units	248,259	(4,209)	131,327	(13,307)	379,586	(17,516)
Total available-for-sale securities	3,827,107	(762,647)	5,479,013	(2,613,583)	9,306,120	(3,376,230)

The scheduled maturities of available-for-sale securities at December 31, 2010 were as follows:
	Available-for-Sale Securities
	Amortized	Fair
	Cost	Value
	(EUR in thousands)
Due in one year or less	1,303,644	1,283,456
Due from one to five years	6,471,329	5,943,721
Due from five to ten years	4,905,568	3,820,202
Due after ten years	4,235,659	2,673,151
Total debt securities	16,916,200	13,720,530
Other non debt securities	801,032	792,340
Total	17,717,232	14,512,870

The following table presents the net gains / (losses) on available-for-sale securities for 2008, 2009 and 2010.
	2008	2009	2010
	(EUR in thousands)
Gross realized gains on sales of available for sale portfolio	31,331	398,149	198,281
Gross realized losses on sales of available for sale portfolio	(5,144)	(48,220)	(132,741)
Other-Than-Temporary-Impairment of available for sale debt securities	(4,165)	(151,474)	-
Other-Than-Temporary-Impairment of available for sale equity securities and mutual funds	(13,607)	(206,854)	(89,497)
Net gains/(losses) on sales of available for sale securities	8,415	(8,399)	(23,957)

Held-to-maturity securities

The amortized cost of held-to-maturity securities and their approximate fair values at December 31, comprised:
	2010
Held-to-maturity securities		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	3,501,126	-	(991,075)	2,510,051
Debt securities issued by other governments and public sector entities	105,671	8,263	(2,161)	111,773
Corporate debt securities issued by companies incorporated outside Greece	5,000	-	-	5,000
Total held-to-maturity securities	3,611,797	8,263	(993,236)	2,626,824

	2010
	Less than 12 months		12 months or longer		Total
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Held to maturity investments
Greek government bonds	1,311,591	(285,573)	1,198,461	(705,502)	2,510,052	(991,075)
Debt securities issued by other governments and public sector entities	-	-	19,194	(2,161)	19,194	(2,161)
Total held to maturity investments	1,311,591	(285,573)	1,217,655	(707,663)	2,529,246	(993,236)

The scheduled maturities of held-to-maturity securities at December 31, 2010 were as follows:
	Held-to-Maturity Securities
	Amortized	Fair
	Cost	Value
	(EUR in thousands)
Due in one year or less	172,444	168,820
Due from one to five years	1,346,954	1,104,485
Due from five to ten years	1,946,552	1,228,937
Due after ten years	145,847	124,582
Total	3,611,797	2,626,824

EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2010
Investments In Affiliates Subsidiaries Associates And Joint Ventures Tables [Abstract]
Equity Method Investments Tables [Text Block]

	2008	2009	2010
	(EUR in thousands)
Equity method investments	56,988	25,327	50,094
Revenue	696,986	258,841	127,630
Gross profit	19,186	(19,054)	40,056
Net earnings	(75,033)	(128,247)	12,510
Group’s equity in net earnings	(20,664)	(18,550)	9,245
Dividends received by the Group	1,889	389	1,541
Balance Sheet data as at December 31
Current assets	383,812	177,876	79,766
Non-current assets	1,710,251	696,071	486,486
Current liabilities	357,550	235,615	28,696
Non-current liabilities	1,648,352	642,407	461,376
Net assets	88,161	(4,075)	76,180
Group’s equity in net assets	24,800	23,136	47,695

LOANS AND ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Dec. 31, 2010
Loans And Leases Receivable Gross Carrying Amount Tables [Abstract]
Loans And Allowance For Loan Losses (Tables)
Loans granted by the Group according to type of loan, which represents the Group’s concentration of credit risk, at December 31, 2009 comprised:
	2009			2010
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in thousands)
Consumer:
Residential mortgages	19,411,436	3,841,014	23,252,450	19,544,275	4,725,702	24,269,977
Credit card	1,913,804	2,403,912	4,317,716	1,773,156	3,503,593	5,276,749
Auto financing	433,563	263,254	696,817	405,734	205,996	611,730
Other consumer	4,890,722	2,680,275	7,570,997	4,852,444	3,084,471	7,936,915
Total consumer	26,649,525	9,188,455	35,837,980	26,575,609	11,519,762	38,095,371
Commercial:
Industry and mining	3,471,756	2,653,578	6,125,334	3,675,468	2,974,037	6,649,505
Small scale industry	2,066,500	1,663,914	3,730,414	2,090,239	1,449,556	3,539,795
Trade	8,280,514	3,412,668	11,693,182	7,788,532	3,784,789	11,573,321
Construction	1,252,555	1,461,677	2,714,232	1,226,936	1,597,771	2,824,707
Tourism	493,206	335,369	828,575	484,394	396,622	881,016
Shipping and transportation	1,876,137	676,727	2,552,864	2,152,631	780,670	2,933,301
Commercial mortgages	925,085	613,213	1,538,298	880,697	700,715	1,581,412
Public sector	8,522,357	383,686	8,906,043	8,860,862	392,521	9,253,383
Other	421,479	1,697,936	2,119,415	247,319	1,707,828	1,955,147
Total commercial	27,309,589	12,898,768	40,208,357	27,407,078	13,784,509	41,191,587
Total loans	53,959,114	22,087,223	76,046,337	53,982,687	25,304,271	79,286,958
Unearned income	(28,711)	(183,722)	(212,433)	(58,824)	(189,694)	(248,518)
Loans, net of unearned income	53,930,403	21,903,501	75,833,904	53,923,863	25,114,577	79,038,440
Less: Allowance for loan losses	(1,325,085)	(740,093)	(2,065,178)	(2,122,803)	(1,052,602)	(3,175,405)
Total Net Loans	52,605,318	21,163,408	73,768,726	51,801,060	24,061,975	75,863,035

	Past due 31-89 days	Past due greater than 90days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	Total loans +90 days and accruing	Total Non accruing

Greek
Residential mortgages	932,421	1,804,213	2,736,634	16,807,641	-	19,544,275	582,407	1,221,806
Credit card	106,041	490,398	596,439	1,176,717	-	1,773,156	46,866	443,532
Other consumer	286,487	1,145,713	1,432,200	3,825,978	-	5,258,178	36,534	1,109,179
Small business loans	197,777	745,299	943,076	3,279,205	-	4,222,281	23,482	721,817
Other commercial loans	281,222	893,968	1,175,190	22,009,607	-	23,184,797	41,997	851,971
Total Greek loans	1,803,948	5,079,591	6,883,539	47,099,148	-	53,982,687	731,286	4,348,305

Foreign
Residential mortgages	204,578	158,984	363,562	3,811,916	550,224	4,725,702	97	158,887
Credit card	77,014	327,366	404,380	3,099,213	-	3,503,593	-	327,366
Other consumer	140,375	351,502	491,877	2,798,590	-	3,290,467	780	350,722
Small business loans	150,102	403,044	553,146	1,168,265	-	1,721,411	67,684	335,360
Other commercial loans	494,221	1,104,962	1,599,183	10,455,032	8,883	12,063,098	200,315	904,646
Total Foreign loans	1,066,290	2,345,858	3,412,148	21,333,016	559,107	25,304,271	268,876	2,076,981
Total loans	2,870,238	7,425,449	10,295,687	68,432,164	559,107	79,286,958	1,000,162	6,425,286

(1) loans less than 30 days past due are included in current loans

	Small business loans	Other commercial loans	Total commercial loans
	(EUR in thousands)
Greek
Satisfactory	1,317,834	20,428,464	21,746,298
Watchlist	1,889,368	2,021,343	3,910,711
Substandard	1,015,079	734,990	1,750,069
	4,222,281	23,184,797	27,407,078
Foreign
Satisfactory	1,121,790	10,529,810	11,651,600
Watchlist	192,343	819,501	1,011,844
Substandard	407,278	713,787	1,121,065
	1,721,411	12,063,098	13,784,509

Total	5,943,692	35,247,895	41,191,587

An analysis of the change in the allowance for loan losses for the years ended December 31, follows:
	2008	2009	2010
	(EUR in thousands)
Balance at beginning of year	1,132,952	1,232,626	2,065,178
Provision for loan losses	425,537	998,448	1,204,995
Write-offs	(322,240)	(196,312)	(140,371)
Recoveries	42,433	29,663	23,249
Net Write-offs	(279,807)	(166,649)	(117,122)
Translation differences	(46,056)	753	22,354
Allowance at end of year	1,232,626	2,065,178	3,175,405

	Consumer loans	Commercial loans	Total
Greek	(EUR in thousands)
Allowance for loan losses at year end	1,157,423	965,380	2,122,803
of which:
for impaired loans	1,084,476	935,458	2,019,934
for non-impaired loans	72,947	29,922	102,869

Impaired loans	3,636,743	1,993,829	5,630,572
Non-impaired loans	22,938,866	25,413,249	48,352,115

Foreign
Allowance for loan losses at year end	519,917	532,685	1,052,602
of which:
for impaired loans	439,966	469,107	909,073
for non-impaired loans	79,951	63,578	143,529

Impaired loans	746,765	2,008,638	2,755,403
Non-impaired loans	10,222,773	11,766,988	21,989,761

	Year ended December 31,
	2009	2010
	(EUR in thousands)
Specific allowances	398,179	564,598
Coefficient analysis	88,803	106,415
Homogeneous analysis	838,103	1,451,790
Foreign loans	740,093	1,052,602
Total loan loss allowance	2,065,178	3,175,405

	At and for the year ended December 31, 2010
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis

Greek
With no related allowance:
Other commercial loans	39,691	-	40,342	-	-

With related allowance:
Residential mortgages	1,733,171	(201,261)	1,251,762	3,623	3,857
Credit cards	490,513	(318,815)	423,935	9,594	46
Other consumer loans	1,413,059	(564,400)	983,960	9,914	9,117
Small business loans	1,060,754	(362,827)	745,503	4,960	67
Other Commercial loans	893,384	(572,631)	758,007	10,982	10,982
Total Greek impaired loans	5,630,572	(2,019,934)	4,203,509	39,073	24,069

Foreign
With no related allowance:
Residential mortgages	58	-	58	-	-
Other consumer loans	172	-	87	-	-
Small business loans	175,366	-	146,531	17,616	-
Other Commercial loans	195,032	-	188,933	16,562	-

With related allowance:
Residential mortgages	122,052	(39,052)	106,753	8	586
Credit cards	318,868	(211,212)	288,394	-	15,344
Other consumer loans	305,615	(189,702)	279,818	4,536	15,853
Small business loans	373,159	(101,364)	216,889	6,367	39
Other Commercial loans	1,265,081	(367,743)	1,164,736	32,353	30,851
Total Foreign impaired loans	2,755,403	(909,073)	2,392,199	77,442	62,673

	2008	2009	2010
	(EUR in thousands)
Average recorded investment in impaired loans	1,760,756	3,035,646	6,595,708
Interest income recognized on a cash basis	33,537	30,377	86,742

Securitized loans	2009	2010
	(EUR in thousands)
Commercial loans (Eterika Plc—July 2008)	1,262,548	-
Consumer loans (Revolver 2008—1 Plc—December 2008)	1,156,163	1,161,510
Credit cards (Revolver 2008—1 Plc—December 2008)	1,283,375	1,244,399
Receivables from Public sector (Titlos Plc—February 2009)	5,388,235	5,276,774
Total	9,090,321	7,682,683

Covered bonds	2009	2010
	(EUR in thousands)
Mortgages	5,172,215	14,038,207

GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill Software And Other Intagibles Tables [Abstract]
GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Tables)

	2009
	Opening		Impairment/		Closing
	2009	Additions	write-offs	Disposals	2009
	(EUR in thousands)
Global Markets and Asset Management	7,956	-	-	-	7,956
International	465,777	11,202	-	(758)	476,221
Turkish Operations	2,607,309	(7,166)	-	-	2,600,143
Insurance	239,297	-	-	-	239,297
Other	82,630	-	-	-	82,630
Total	3,402,969	4,036	-	(758)	3,406,247

	2010
	Opening		Impairment/		Closing
	2010	Additions	write-offs	Disposals	2010
	(EUR in thousands)
Global Markets and Asset Management	7,956	-	-	-	7,956
International	476,221	(6,274)	(6,320)	-	463,627
Turkish Operations	2,600,143	107,303	-	-	2,707,446
Insurance	239,297	-	-	-	239,297
Other	82,630	(1,878)	-	-	80,752
Total	3,406,247	99,151	(6,320)	-	3,499,078

	2009			2010
	Software	Other	Total	Software	Other	Total
		intangibles			intangibles
	(EUR in thousands)
Gross carrying amount	415,510	379,113	794,623	504,164	393,186	897,350
Accumulated amortization	(248,594)	(106,893)	(355,487)	(298,092)	(139,367)	(437,459)
Net book value	166,916	272,220	439,136	206,072	253,819	459,891

PREMISES AND EQUIPMENT AND LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2010
Property Plant And Equipment Tables [Abstract]
Property Plant And Equipment Tables

	2009	2010
	(EUR in thousands)
Land	207,926	214,575
Buildings	833,911	892,541
Leasehold improvements	225,058	244,506
Furniture, fittings, machinery and vehicles	1,005,630	1,040,914
Total, at cost	2,272,525	2,392,536
Less: accumulated depreciation	(1,077,823)	(1,170,547)
Net book value	1,194,702	1,221,989
Certain Group premises and equipment are leased under various operating leases. Rental expense amounted to EUR 101,441 thousand, EUR 110,296 thousand and EUR 120,386 thousand for the years ended December 31, 2008, 2009 and 2010, respectively.

Operating
Leases
(EUR in
thousands)
2011	81,145
2012	79,388
2013	64,154
2014	58,776
2015	51,051
Thereafter	144,125
Total minimum lease payments	478,639

OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2010
Other Assets Disclosure Tables [Abstract]
Other Assets Disclosure Tables [Text Block]
Other assets at December 31, comprised:
	2009	2010
	(EUR in thousands)
Insurance related assets	820,271	808,429
Deferred tax assets	396,029	1,066,580
Prepaid income taxes	256,542	191,821
Assets acquired through foreclosure proceedings	158,060	175,541
Brokerage auxiliary funds	19,757	10,378
Brokerage services settlement receivables	10,710	2,997
Private equity: Investees Assets	69,387	87,289
Prepaid expenses	99,140	165,246
Advances to employees	61,994	27,037
Unlisted equity securities	74,738	94,222
Hellenic Deposit and Investment Guarantee Fund	110,472	227,078
Receivables from Greek State	140,839	204,282
Checks and credit card transactions under settlement	128,977	221,922
Securities transactions under settlement	362,709	16,082
Trade and other receivables	112,495	112,164
Other	416,706	360,856
Total	3,238,826	3,771,924

DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2010
Deposits Liabilities Balance Sheet Reported Amounts Tables [Abstract]
Deposit Liabilities Disclosures Tables [Text Block]

	2009			2010
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in thousands)			(EUR in thousands)
Interest bearing:
Public sector	151,123	176,785	327,908	3,221,218	131,267	3,352,485
Private sector:
Corporations	3,690,658	4,996,019	8,686,677	3,268,323	6,687,729	9,956,052
Individuals	47,855,096	8,620,645	56,475,741	42,006,925	10,113,819	52,120,744
Interbank	11,660,997	4,984,526	16,645,523	24,261,740	1,607,811	25,869,551
Total interest bearing deposits	63,357,874	18,777,975	82,135,849	72,758,206	18,540,626	91,298,832
Non-interest bearing:
Public sector	1,908,245	46,793	1,955,038	132,164	47,256	179,420
Private sector:
Corporations	1,772,987	618,753	2,391,740	666,511	721,179	1,387,690
Individuals	537,288	524,595	1,061,883	261,623	510,278	771,901
Interbank	121,529	168,372	289,901	55,005	202,633	257,638
Total non-interest bearing deposits	4,340,049	1,358,513	5,698,562	1,115,303	1,481,346	2,596,649
Total:
Public sector	2,059,368	223,578	2,282,946	3,353,382	178,523	3,531,905
Private sector:
Corporations	5,463,645	5,614,772	11,078,417	3,934,834	7,408,908	11,343,742
Individuals	48,392,384	9,145,240	57,537,624	42,268,548	10,624,097	52,892,645
Interbank	11,782,526	5,152,898	16,935,424	24,316,745	1,810,444	26,127,189
Total deposits	67,697,923	20,136,488	87,834,411	73,873,509	20,021,972	93,895,481

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Tables)	12 Months Ended
Dec. 31, 2010
Securities Sold Under Agreements To Repurchase Tables [Abstract]
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

	2009	2010
	(EUR in thousands)
Securities sold under agreements to repurchase	4,485,440	3,538,289
Securities sold under agreements to repurchase:
Average outstanding during the year	3,877,534	5,120,716
Weighted average interest rate during the year	2.32%	1.48%
Weighted average interest rate at year end	0.83%	3.15%
Amount outstanding at month end:
January	2,739,742	9,861,416
February	3,339,847	8,549,200
March	3,388,670	8,192,043
April	3,915,039	4,910,773
May	3,626,470	3,992,152
June	2,287,075	4,318,192
July	3,916,264	4,517,778
August	5,386,574	4,279,021
September	5,202,192	4,004,623
October	5,316,094	3,218,453
November	5,047,640	2,701,563
Securities sold under agreements to repurchase are recorded at the amount of cash received in connection with the transaction. Maturities of such agreements to repurchase are typically overnight to six months.

ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2010
Accounts Payable Accrued Expenses And Other Liabilities Tables [Abstract]
Accounts Payable Accrued Expenses And Other Liabilities

	2009	2010
	(EUR in thousands)
Accrued expenses and deferred income	94,160	129,436
Amounts due to re-insurers	24,670	23,391
Income and other taxes payable	163,437	165,153
Accounts payable	439,597	349,991
Payroll related accruals	68,972	52,192
Private equity: liabilities of investee entities	142,429	134,028
Unsettled transactions on debt securities	781,154	1,065
Accrued interest and commissions	386,452	357,546
Deferred tax liability (Note 39)	162,404	139,046
Amounts due to third-parties under collection agreements	85,288	28,277
Pension liability	403,928	299,933
Dividends payable	19,010	30,923
Amounts due to government agencies	289,957	145,379
European Re-development Fund	30,039	27,612
Liabilities relating to deposit administration funds (DAF)	187,371	232,337
Checks and credit card transactions under settlement	527,110	676,610
Other	373,012	534,125
Total	4,178,990	3,327,044

INSURANCE RESERVES (Tables)	12 Months Ended
Dec. 31, 2010
Insurance Loss Reserves Tables [Abstract]
INSURANCE RESERVES

	2009	2010
	(EUR in thousands)
Property and casualty reserves
Reserve for unpaid claims and claim adjustment expenses as at January 1,	576,103	700,711
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year	283,242	293,974
Change in provision for insured events of prior years	(2,525)	(33,644)
Total incurred claims and claim adjustment expenses	280,717	260,330
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year	(104,338)	(121,149)
Claims and claim adjustment expenses attributable to insured events of prior years	(95,485)	(103,082)
Total payments	(199,823)	(224,231)
Changes in unearned premium reserves	43,714	(1,334)
Reserves for unpaid claims and claim adjustment expenses as at December 31,	700,711	735,476

	2009	2010
	(EUR in thousands)
Life insurance reserves
Mathematical and other life insurance reserves at 1 January	1,456,654	1,620,662
Increase in reserves	459,414	457,143
Paid claims and other movements	(295,406)	(281,937)
Mathematical and other life insurance reserves at December 31,	1,620,662	1,795,868
Total insurance reserves	2,321,373	2,531,344

LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2010
Long Term Debt Tables [Abstract]
LONG-TERM DEBT

	2009
	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in thousands)
By remaining maturity
Senior Debt:
Fixed Rate	23,621	322,690	1,374,000	1,720,311
Variable Rate	612,858	214,578	250,278	1,077,714
Subordinated Debt:
Fixed Rate	5,222	-	240,463	245,685
Variable Rate	1,786	129,102	-	130,888
Other
Fixed Rate	6,456	45,558	43,977	95,991
Variable Rate	21,879	63,098	1,488	86,465
Total	671,822	775,026	1,910,206	3,357,054

	2010
	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in thousands)
By remaining maturity
Senior Debt:
Fixed Rate	202,722	126,084	1,147,016	1,475,822
Variable Rate	103,958	947,999	272,258	1,324,215
Subordinated Debt:
Fixed Rate	13,864	550,378	52,081	616,323
Variable Rate	6,042	139,560	-	145,602
Other
Fixed Rate	38,554	37,557	38,250	114,361
Variable Rate	6,447	72,354	50,826	129,627
Total	371,587	1,873,932	1,560,431	3,805,950

2009
(in EUR
thousands)
Fixed, with a weighted average rate of 3.88%, maturing up until 2016 and denominated in EUR	1,392,607
Fixed, with a weighted average rate of 6.37%, maturing up until 2011 and denominated in USD	117,665
Fixed, with a weighted average rate of 11.94%, maturing up until 2011 and denominated in TL	127,581
Fixed, with a weighted average rate of 7.35%, maturing up until 2012 and denominated in RON	82,458
Total	1,720,311
Variable, with a weighted average rate of 1.53%, maturing up until 2018 and denominated in EUR	875,643
Variable, with a weighted average rate of 2.10%, maturing up until 2012 and denominated in USD	174,432
Variable, with a weighted average rate of 5.17%, maturing up until 2018 and denominated in BGN	27,639
Total	1,077,714

2010
(in EUR
thousands)
Fixed, with a weighted average rate of 3.78%, maturing up until 2016 and denominated in EUR	1,234,210
Fixed, with a weighted average rate of 6.37%, maturing up until 2013 and denominated in USD	98,613
Fixed, with a weighted average rate of 11.94%, maturing up until 2011 and denominated in TL	142,999
Total	1,475,822
Variable, with a weighted average rate of 4.75%, maturing up until 2018 and denominated in EUR	1,203,963
Variable, with a weighted average rate of 2.17%, maturing up until 2012 and denominated in USD	97,145
Variable, with a weighted average rate of 5.00%, maturing up until 2018 and denominated in BGN	23,107
Total	1,324,215

2009
(in EUR
thousands)
Fixed, 6.00% up to February 16, 2010, redeemable on or after Feb. 2015 and denominated in EUR	34,455
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	109,142
Fixed, 2.76%, redeemable on or after June 2015, matures through 2035 and denominated in JPY	102,088
Total	245,685
Variable, with a weighted average rate of 2.51%, redeemable on or after July 2013 and denominated in EUR	75,562
Variable, with a weighted average 3.66%, redeemable on or after Nov. 2014 and denominated in EUR	28,869
Variable, with a weighted average rate of 3.75%, redeemable on or after Nov. 2014 and denominated in USD	26,457
Total	130.888

2010
(in EUR
thousands)
Fixed, 7.00% up to August 3, 2015, redeemable on or after Aug. 2015 and denominated in EUR	463,032
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	52,850
Fixed, 2.76%, redeemable on or after June 2015, matures through 2035 and denominated in JPY	100,441
Total	616,323
Variable, with a weighted average rate of 2.74%, redeemable on or after July 2013 and denominated in EUR	57,292
Variable, with a weighted average rate of 2.87%, redeemable on or after Nov. 2014 and denominated in EUR	27,444
Variable, with a weighted average rate of 7.42%, redeemable on or after Feb. 2015 and denominated in EUR	33,642
Variable, with a weighted average rate of 2.84%, redeemable on or after Nov. 2014 and denominated in USD	27,224
Total	145,602

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2010
Commitments And Contingencies Tables [Abstract]
COMMITMENTS AND CONTINGENCIES

	2009	2010
	(EUR in thousands)
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit*:
Commercial and personal	19,084,911	17,878,471
Commercial real estate	29,659	3,472
Residential real estate	526,925	326,940
Commercial letters of credit	452,273	539,790
Standby letters of credit and financial guarantees written	6,369,777	6,684,876

*	Commitments to extend credit at December 31, 2009 and 2010 include amounts of EUR 1,597 million and EUR 901 million respectively, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are included in the Risk Weighted Assets calculation under regulatory rules currently in force.

OTHER FEES AND COMMISSIONS (Tables)	12 Months Ended
Dec. 31, 2010
Fees And Commissions Tables [Abstract]
Brokers And Dealers Disclosure Tables [Text Block]
Other fees and commissions for the years ended December 31, comprised:
	2008	2009	2010
	(EUR in thousands)
Custody, brokerage & investment banking	115,555	96,711	79,953
Retail lending fees	58,886	54,794	50,410
Corporate lending fees	140,615	148,884	149,364
Banking fees & similar charges	186,590	168,112	164,947
Fund management fees	52,515	33,639	31,018
Total	554,161	502,140	475,692

OTHER NON-INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2010
Other Noninterest Income Tables [Abstract]
Other Noninterest Income Tables [Text Block]
Other non-interest income at December 31, comprised:
	2008	2009	2010
	(EUR in thousands)
Income from insurance operations	852,557	990,054	1,017,172
Gain on disposal of premises and foreclosed assets	70,744	3,259	2,643
Hotel revenues	33,771	34,737	33,986
Other	84,604	62,740	107,452
Total	1,041,676	1,090,790	1,161,253

OTHER NON-INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2010
Other Noninterest Expense Tables [Abstract]
Other Noninterest Expense Tables [Text Block]
Other non-interest expense at December 31, comprised:
	2008	2009	2010
	(EUR in thousands)
Insurance claims, reserves movement, commissions and reinsurance premia ceded	741,565	898,934	941,589
Credit card costs	34,051	29,580	30,067
Hotel running costs	35,306	37,143	37,125
Broker costs	15,762	10,507	6,996
Rental expense	101,441	110,296	120,386
Taxes and duties other than income tax	54,098	73,197	97,835
Promotion and advertising	87,451	83,325	78,502
Third party fees	166,989	135,966	185,611
Other	348,566	349,242	359,717
Total	1,585,229	1,728,190	1,857,828

INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2010
Income Tax Disclosure Tables [Abstract]
INCOME TAX DICLOSURE

NOTE 31: INCOME TAX EXPENSE
The significant components of the income tax expense for the years ended December 31, 2008, 2009 and 2010 are as follows:

	2008	2009	2010
	(EUR in thousands)
Income tax expense:
Current tax expense domestic	(106,050)	(84,783)	(110,967)
Current tax expense foreign	(54,073)	(78,965)	(149,212)
Deferred tax (expense)/benefit domestic	(36,263)	(46,745)	163,872
Deferred tax (expense)/benefit foreign	(45,695)	(10,131)	34,673
Total income tax expense	(242,081)	(220,624)	(61,634)
The allocation of income before income tax expense between domestic and foreign is presented in note 38.

The differences between the average statutory income tax and the effective income tax are summarized as follows:

	2008	2009	2010
Tax calculated based on statutory income tax rate of 24% (2008 & 2009:25%)	(286,292)	(202,476)	36,084
Effect of tax exempt income	85,567	141,447	35,029
Effect of different tax rates in other countries	73,338	59,068	65,422
Non deductible expenses	(66,040)	(26,456)	(52,769)
Statutory revaluation of fixed assets	18,941	(89,768)	-
Effect of change in income tax rate	(40,006)	(25,360)	(40,211)
General allowance for loans losses recognized only for tax purposes	72,785	2,638	-
Non-offsettable income taxes with current year income taxes	(66,608)	(22,754)	(14,059)
Tax audit settlement	(19,189)	-	(2,494)
Other	(14,577)	(9,227)	(9,535)
Income tax expense / (benefit) before additional income taxes	(242,081)	(172,888)	17,467

Additional tax under Greek tax law 3808/2009 and tax law 3845/2010	-	-47,736	-26,126
Non-offsettable income taxes in accordance with Law 3842/2010	-	-	-52,975
Income tax expense after additional income taxes	(242,081)	(220,624)	(61,634)

The significant components of deferred income tax assets and liabilities at December 31 comprised:

	2009	2010
	(EUR in thousands)
Deferred Tax Assets:
Allowance for loan losses	2,498	6,980
Mark to market valuation of securities and derivatives	186,118	662,550
Pension and other post retirement benefits	50,621	53,117
Insurance reserves	15,960	18,867
Revaluation of land and buildings	140,869	140,875
Intangibles recognised upon acquisition and other assets	408	311
Tax free reserves	-	17
Tax loss carried forward	147,040	289,134
Other	12,389	51,728
Gross deferred tax assets	555,903	1,223,579
Deferred tax assets / liabilities for netting	(159,874)	(156,999)
Net deferred tax assets	396,029	1,066,580

Deferred Tax Liabilities:
Allowance for loan losses	(40,721)	(39,971)
Mark to market valuation of securities and derivatives	(89,801)	(44,168)
Pension and other post retirement benefits	-	(1)
Revaluation of land and buildings	(1,088)	(1,351)
Intangibles recognised upon acquisition and other assets	(48,725)	(49,515)
Tax free reserves	(95,260)	(95,202)
Other	(46,683)	(65,837)
Gross deferred tax liablities	(322,278)	(296,045)
Deferred tax liabilities / assets for netting	159,874	156,999
Net deferred tax liabilities	(162,404)	(139,046)

(EUR in thousands)
2013	75,170
2014	57,265
2015	152,591
2016	1,344
2017	2,764
Total	289,134

Reconciliation of the Change in Unrecognized Tax Benefits
	2008	2009	2010
	(EUR in thousands)
Balance, at beginning of year	29,409	10,125	18,873
Decreases related to positions taken during prior years	(75)	-	(32)
Increases related to positions taken during the current year	6,014	15,525	3,500
Settlements	(22,544)	(7,008)	(11,606)
Effect of foreign exchange differences	(2,679)	231	28
Balance, at end of year	10,125	18,873	10,763

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Per Share Tables [Abstract]
Earnings Per Share Tables [Text Block]

	2008	2009	2010
Net income / (loss) attributable to NBG shareholders	821,424	527,049	(268,061)
Dividends to preference shares	(32,685)	(42,192)	(71,558)
Net income / (loss) adjusted for EPS computation	788,739	484,857	(339,619)
Weighted average common shares outstanding as reported	534,432,891	564,034,936	762,275,390
Adjustment for the effect of bonus element of the share capital increase	94,541,179	99,777,781	-
Adjusted weighted average common shares outstanding for basic earnings per share	628,974,070	663,812,717	762,275,390
Adjusted weighted average common shares outstanding for dilutive earnings per share	628,974,070	663,812,717	762,275,390
Basic earnings / (losses) per share	1.25	0.73	(0.45)
Diluted earnings / (losses) per share	1.25	0.73	(0.45)
The per-share computations above reflect the additional shares relating to the stock dividend and the effect of the bonus element (i.e. issue of common stock at discount to market price) in the share capital increase took place in 2010, as described in Note 33. The adjustment, which corresponds to the factor of 1.1769 is applied retrospectively to all periods presented.

REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2010
Regulatory Capital Requirements Tables [Abstract]
Regulatory Capital Requirements Tables [Text Block]

			For Capital
			Adequacy Purposes
	Actual		Minimum Required
	Amount	Ratio	Amount	Ratio
As of December 31, 2010:
Total Capital	9,890,974	18.5%	4,267,725	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	9,625,821	18.0%	2,133,862	4.0%
(to Risk-Weighted Assets)
As of December 31, 2009:
Total Capital	8,418,339	16.4%	4,107,116	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	8,418,339	16.4%	2,053,558	4.0%
(to Risk-Weighted Assets)
As of December 31, 2008:
Total Capital	7,645,015	16.2%	3,773,468	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	6,832,099	14.5%	1,886,734	4.0%
(to Risk-Weighted Assets)

The actual capital amounts and ratios for the Group are presented in the table below (amounts are expressed in EUR thousand, except ratios):
			For Capital
			Adequacy Purposes
	Actual		Minimum Required
	Amount	Ratio	Amount	Ratio
As of December 31, 2010:
Total Capital	9,311,414	13.7%	5,455,878	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	8,958,703	13.1%	3,409,922	5.0%
(to Risk-Weighted Assets)
As of December 31, 2009:
Total Capital	7,590,412	11.3%	5,392,548	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	7,590,412	11.3%	3,370,343	5.0%
(to Risk-Weighted Assets)
As of December 31, 2008:
Total Capital	6,481,075	10.3%	5,015,689	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	6,256,592	10.0%	3,134,806	5.0%
(to Risk-Weighted Assets)

FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Disclosures Tables [Abstract]
Fair Value Disclosures Tables [Text Block]

	2009		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(EUR in thousands)		(EUR in thousands)
Financial Assets:
Interest bearing deposits with banks	3,077,953	3,082,061	6,398,767	6,399,000
Held to maturity securities	99,604	100,182	3,611,797	2,626,824
Loans at amortized cost, net of allowance	72,922,138	73,269,534	75,303,928	75,220,207
Financial Liabilities:
Deposits at amortized cost	87,025,742	87,055,068	92,654,725	92,641,905
Other borrowed funds	310,784	310,377	1,111,663	1,109,408
Long-term debt at amortized cost	1,867,270	1,905,105	2,544,850	2,669,250

	Fair value measurement using
	Level 1	Level 2	Level 3	Total assets/
				liabilities
				at fair
At December 31, 2009				value
	(EUR in thousands)
Assets
Money market investments at fair value	1,111,955	127,912	-	1,239,867
Trading assets	2,819,565	285,058	63,117	3,167,740
Greek government bonds	2,058,414	3,678	8,766	2,070,858
Debt securities issued by other governments and public sector entities	153,812	41,174	-	194,986
Debt securities issued by Greek financial institutions	148,519	27,414	-	175,933
Debt securities issued by foreign financial institutions	271,451	18,882	53,689	344,022
Corporate debt securities issued by Greek companies	19,020	141,320	-	160,340
Corporate debt securities issued by foreign companies	112,397	52,590	662	165,649
Equity securities issued by Greek companies	29,692	-	-	29,692
Equity securities issued by foreign companies	7,682	-	-	7,682
Mutual fund units	18,578	-	-	18,578
Derivative assets	41,160	1,791,995	38,106	1,871,261
Available-for-sale securities	11,222,592	3,939,702	578,402	15,740,696
Greek government bonds	7,504,847	1,652,521	146,230	9,303,598
Debt securities issued by other governments and public sector entities	2,493,391	400,986	328,074	3,222,451
Corporate debt securities issued by companies incorporated in Greece	18,945	820,659	14,886	854,490
Corporate debt securities issued by companies incorporated outside Greece	362,138	1,065,507	89,212	1,516,857
Equity securities issued by companies incorporated in Greece	220,984	26	-	221,010
Equity securities issued by companies incorporated outside Greece	48,869	3	-	48,872
Mutual Fund units	573,418	-	-	573,418
Loans at fair value(1)	-	846,588	-	846,588
Other assets	289,153	62,306	-	351,459
Total Assets	15,484,425	7,053,561	679,625	23,217,611
Liabilities
Deposits at fair value(2)	-	803,776	4,893	808,669
Derivative liabilities	30,020	1,278,539	21,454	1,330,013
Long-term debt fair value(1)	1,387,695	102,089	-	1,489,784
Total liabilities	1,417,715	2,184,404	26,347	3,628,466

(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see note 14 and note 25).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (note 20).

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2010				fair value
	(EUR in thousands)
Assets
Money market investments at fair value	941,115	225,319	-	1,166,434
Trading assets	165,555	571,957	36,862	774,374
Greek government bonds	-	4,964	-	4,964
Debt securities issued by other governments and public sector entities	128,347	48,986	-	177,333
Debt securities issued by Greek financial institutions	-	29,541	79	29,620
Debt securities issued by foreign financial institutions	1,000	361,062	36,783	398,845
Corporate debt securities issued by Greek companies	-	16,956	-	16,956
Corporate debt securities issued by foreign companies	-	110,448	-	110,448
Equity securities issued by Greek companies	6,082	-	-	6,082
Equity securities issued by foreign companies	10,272	-	-	10,272
Mutual fund units	19,854	-	-	19,854
Derivative assets	3,448	1,692,148	35,596	1,731,192
Available-for-sale securities	4,169,976	10,151,330	191,564	14,512,870
Greek government bonds	-	7,355,343	72,980	7,428,323
Debt securities issued by other governments and public sector entities	3,359,284	401,422	-	3,760,706
Corporate debt securities issued by companies incorporated in Greece	-	1,094,863	14,346	1,109,209
Corporate debt securities issued by companies incorporated outside Greece	27,016	1,291,038	104,238	1,422,292
Equity securities issued by companies incorporated in Greece	138,480	8,016	-	146,496
Equity securities issued by companies incorporated outside Greece	145,850	648	-	146,498
Mutual Fund units	499,346	-	-	499,346
Loans at fair value(1)	-	559,107	-	559,107
Other assets	200,009	33,567	-	233,576
Total Assets	5,480,103	13,233,428	264,022	18,977,553
Liabilities
Deposits at fair value(2)	-	1,240,133	623	1,240,756
Derivative liabilities	10,214	1,770,597	6,540	1,787,351
Long-term debt at fair value(1)	-	1,261,100	-	1,261,100
Total liabilities	10,214	4,271,830	7,163	4,289,207

(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 14 and Note 25).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).

	2009
	Balance at	Gain/(losses)	Gain/(losses)	Purchases,	Transfer
	beginning	included	included	issuances, and	into/(out of)	Balance at
	of year	in earnings	in OCI	settlements	level 3	end of year
Trading assets	17,152	(22,218)	-	68,183	-	63,117
Greek government bonds	8,900	(574)	-	440	-	8,766
Debt securities issued by foreign financial institutions	8,252	(22,015)	-	67,452	-	53,689
Corporate debt securities issued by foreign companies	-	371	-	291	-	662
Net Derivatives	39,786	(4,740)	-	(18,394)	-	16,652
Available-for-sale securities	628,442	(12,502)	(14,272)	(1,042)	(22,224)	578,402
Greek government bonds	150,401	1,793	9,581	6,679	(22,224)	146,230
Debt securities issued by other governments and public sector entities	358,309	-	(22,085)	(8,150)	-	328,074
Corporate debt securities issued by companies incorporated in Greece	15,131	17	(262)	-	-	14,886
Corporate debt securities issued by companies incorporated outside Greece	104,601	(14,312)	(1,506)	429	-	89,212
Deposits at fair value	69,358	(2,912)	-	(61,553)	-	4,893

	2010
	Balance at	Gain/(losses)	Gain/(losses)	Purchases,	Transfer
	beginning	included	included	issuances, and	into/(out of)	Balance at
	of year	in earnings	in OCI	settlements	level 3	end of year
Trading assets	63,117	(6,921)	-	(10,568)	(8,766)	36,862
Greek government bonds	8,766	-	-	-	(8,766)	-
Debt securities issued by Greek financial institutions	-	(57)	-	136	-	79
Debt securities issued by foreign financial institutions	53,689	(6,906)	-	(10,000)	-	36,783
Corporate debt securities issued by foreign companies	662	42	-	(704)	-	-
Net Derivatives	16,652	40,938	-	(28,534)	-	29,056
Available-for-sale securities	578,402	(14,015)	(48)	(294,348)	(78,427)	191,564
Greek government bonds	146,230	3	(29,470)	1,027	(44,810)	72,980
Debt securities issued by other governments and public sector entities	328,074	(15,360)	5,573	(284,670)	(33,617)	-
Corporate debt securities issued by companies incorporated in Greece	14,886	9	(549)	-	-	14,346
Corporate debt securities issued by companies incorporated outside Greece	89,212	1,333	24,398	(10,705)	-	104,238
Deposits at fair value	4,893	241	-	(4,511)	-	623

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2010
Segment Reporting Tables [Abstract]
Segment Reporting Tables [Text Block]

			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2008	Banking	Banking	Management			Operations
	(EUR in thousands)

Net interest income	1,718,379	324,967	200,908	46,097	454,389	872,623	(37,829)	3,579,534
Net fee and commission income	189,667	65,826	113,335	6,414	106,583	291,839	(1,595)	772,069
Other	1,087	(62,487)	172,794	142,412	60,680	37,399	222,343	574,228
Total operating income	1,909,133	328,306	487,037	194,923	621,652	1,201,861	182,919	4,925,831

Direct costs	(630,072)	(46,005)	(83,807)	(172,360)	(309,286)	(564,677)	(226,795)	(2,033,002)
Allocated costs and provisions	(565,018)	(86,039)	(32,679)	(2,147)	(83,730)	(114,750)	(42,520)	(926,883)
Share of profit of associates	-	-	(468)	595	440	-	(29,499)	(28,932)
Profit before tax	714,043	196,262	370,083	21,011	229,076	522,434	(115,895)	1,937,014

Segment assets as at 31 December 2008
Segment assets	28,511,304	18,429,200	23,312,965	2,380,694	11,073,694	14,451,982	2,790,681	100,950,520
Tax assets								372,722
Total assets								101,323,242

Other Segment items
Depreciation, amortisation & impairment charges	16,820	807	7,597	9,364	28,139	40,011	88,167	190,905
Provision for loans impairment & advances	259,493	42,581	15,151	1,586	83,730	114,750	20,340	537,631
Non- current assets additions	33,035	412	3,766	8,213	59,747	69,118	205,156	379,447

Breakdown by business segment
			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2009	Banking	Banking	Management			Operations
	(EUR in thousands)

Net interest income	1,402,316	536,138	584,022	48,832	488,762	968,856	(62,611)	3,966,315
Net fee and commission income	166,243	72,270	95,488	3,872	94,040	228,546	(71)	660,388
Other	(26,448)	(67,169)	268,099	149,498	17,873	96,860	11,679	450,392
Total operating income	1,542,111	541,239	947,609	202,202	600,675	1,294,262	(51,003)	5,077,095
Direct costs	(670,025)	(53,509)	(79,390)	(182,192)	(302,526)	(523,994)	(255,232)	(2,066,868)
Allocated costs and provisions	(798,813)	(207,704)	(190,290)	(70,431)	(189,914)	(250,085)	(51,042)	(1,758,279)
Share of profit of associates	-	-	(1,429)	560	783	(190)	393	117
Profit before tax	73,273	280,026	676,500	(49,861)	109,018	519,993	(356,884)	1,252,065

Segment assets as at 31 December 2009
Segment assets	31,961,306	18,639,070	26,859,396	2,851,745	11,446,389	15,819,570	5,453,008	113,030,484
Tax assets								363,699
Total assets								113,394,183

Other Segment items
Depreciation, amortisation(1)	20,096	1,021	3,538	9,127	32,688	42,186	104,784	213,440
Credit provisions and other impairment charges	442,576	151,257	171,804	69,813	189,914	250,085	28,196	1,303,645
Non- current assets additions	14,814	634	11,741	8,289	62,445	58,782	115,725	272,430

(1)	Includes depreciation and amortisation on investment property, property & equipment, software & other intangible assets and amortisation and write-offs of intangible assets recognised on business combinations.

Breakdown by business segment
			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2010	Banking	Banking	Management			Operations
	(EUR in thousands)

Net interest income	1,368,231	621,918	472,177	54,066	461,836	1,053,634	116,095	4,147,957
Net fee and commission income	127,788	77,841	37,556	8,054	102,260	262,723	(6,297)	609,925
Other	(25,223)	(73,770)	(205,549)	101,146	28,456	47,939	8,595	(118,406)
Total operating income	1,470,796	625,989	304,184	163,266	592,552	1,364,296	118,393	4,639,476
Direct costs	(683,711)	(53,058)	(77,823)	(159,653)	(300,583)	(659,239)	(160,099)	(2,094,166)
Allocated costs and provisions	(1,155,003)	(259,477)	(60,472)	(37,603)	(209,568)	(144,586)	(42,569)	(1,909,278)
Share of profit of associates	-	-	310	903	1,055	289	(959)	1,598
Profit before tax	(367,918)	313,454	166,199	(33,087)	83,456	560,760	(85,234)	637,630

Segment assets as at 31 December 2009
Segment assets	30,079,448	18,957,278	29,793,880	3,052,124	10,506,104	20,619,183	7,129,220	120,137,237
Tax assets								607,368
Total assets								120,744,605

Other Segment items
Depreciation, amortisation(1)	19,746	1,291	5,968	9,698	35,483	53,633	101,441	227,260
Provision for loans impairment & advances	796,593	204,037	39,865	36,987	209,528	144,586	18,731	1,450,327
Non- current assets additions	8,730	13,254	4,093	5,137	52,360	67,704	105,934	257,212

(1)	Includes depreciation and amortisation on investment property, property & equipment, software & other intangible assets and amortisation and write-offs of intangible assets recognised on business combinations.

Reconciliation of Profit before tax per IFRS reported for the segments to Income / (loss) before income tax expense per US GAAP	2008	2009	2010
Profit before tax	1,937,014	1,252,065	637,630
Dividend paid and transactions on financial instruments classified within equity under IFRS	252,706	186,289	(369)
Hedging of Interest Rate Risk and Net Investment Hedge	(885,202)	(430,170)	(693,471)
Fixed assets measurement difference	31,761	26,810	8,733
Effective Interest Rate income recognition method	(77,446)	(88,820)	(40,776)
Redeemable non-controlling interests	(11,260)	(1,282)	29,636
Foreign exchange differences on AFS debt securities	(97,381)	28,800	(78,220)
Difference of equity in earnings of investees	8,268	(21,515)	1,797
Impairment of AFS securities	-	(120,538)	(23,979)
Other	(13,291)	(21,734)	8,667
Income (loss) before income tax expense	1,145,169	809,905	(150,352)

NOTE 38: SEGMENT INFORMATION (Continued)

Breakdown of total assets, total revenue, income / loss before income tax expense and et income/loss attributable to NBG shareholders by geographical location

	Total assets	Total revenue	Income / loss before income tax expense	Net income/loss attributable to NBG shareholders

12-month period ended December 31, 2008
Domestic …………………………………………	72,775,920	4,846,981	480,453	320,111
Foreign …………………………………………..	29,073,255	3,392,662	664,716	501,313
Group …………………………………………….	101,849,175	8,239,643	1,145,169	821,424

12-month period ended December 31, 2009
Domestic …………………………………………	82,002,985	4,818,134	242,903	79,498
Foreign …………………………………………..	31,181,173	3,132,746	567,002	447,551
Group …………………………………………….	113,184,158	7,950,880	809,905	527,049

12-month period ended December 31, 2010
Domestic …………………………………………	83,840,637	3,776,289	(786,711)	(771,417)
Foreign …………………………………………..	34,974,665	3,155,711	636,359	503,357
Group …………………………………………….	118,815,302	6,932,000	(150,352)	(268,060)

EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2010
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure Tables [Abstract]
EMPLOYEE BENEFIT PALNS

	2008	2009	2010
	(EUR in thousands)
Service cost	11,857	15,918	17,546
Interest cost	19,066	21,695	22,519
Expected return on plan assets	(12,809)	(2,281)	(2,968)
Amortization of actuarial losses	1,132	17,816	14,883
Amortization of prior year cost	97	1,769	294
Costs of additional benefits	22,611	29,466	9,821
Net periodic pension cost	41,954	84,383	62,095

	2008	2009	2010
Discount rate	5.4%	5.4%	5.2%
Expected return on plan assets	7.2%	6.1%	6.4%
Rate of compensation increase	4.6%	5.3%	5.1%

To set the expected long-term rate of return assumptions the Group uses forward looking assumptions. In particular, as regards Greek equities, the Group used the return on 10-year government bonds as at the end of the reporting period plus an equity risk premium based on a basket of company shares listed on the Athens Stock Exchange. As regards Deposit Administration Fund assets, the 10-year term deposit EUR rate is used, adjusted for past return experience.

The aggregated funding status recognized in the consolidated balance sheet is reconciled below as follows for the years ended December 31:
	2008	2009	2010
	(EUR in thousands)
Change in pension benefit obligation (“PBO”):
PBO, beginning of year	413,441	482,069	472,896
Service cost	11,857	15,918	17,546
Interest cost	19,066	21,695	22,519
Employee contributions	7,093	6,752	6,353
Actuarial loss/(gain)	85,140	14,016	(30,682)
Adjustment for disposal and other	993	(1,566)	1,291
Benefits paid from the Fund	(53,624)	(56,795)	(68,744)
Benefits paid directly by the Group	(17,197)	(25,610)	(25,552)
Settlements/Terminations/Curtailments	13,737	15,085	6,418
Prior service cost arising over last period	1,563	1,332	98
PBO, end of year	482,069	472,896	402,143

	2008	2009	2010
	(EUR in thousands)
Change in plan assets:
Fair value, beginning of year	183,193	68,001	68,968
Actual return on assets	(94,782)	19,517	(31,839)
Employer contributions	26,360	38,713	127,472
Employee contributions	7,093	6,752	6,353
Expenses	(239)	(7,220)	-
Benefits paid	(53,624)	(56,795)	(68,744)
Fair value, end of year	68,001	68,968	102,210

Increased employer contributions paid by the Group relate to advanced funds to a funded plan in excess of the EUR 20.3 million total expected contributions, which will be repaid by the plan in the future.

The amounts recognized in the statement of financial position at December 31, are as follows:
	2008	2009	2010
Funded status, end of year	(414,069)	(403,928)	(299,933)

The weighted-average assumptions used in determining the benefit obligation of such plans at December 31 are as follows:
	2008	2009	2010
Discount rate	5.4%	5.2%	5.3%
Rate of compensation increase	5.3%	5.1%	3.4%
Pension increase	2.5%	2.5%	2.5%

Additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets at December 31:
	2008	2009	2010
	(EUR in thousands)
Projected benefit obligation	482,069	472,896	402,143
Accumulated benefit obligation	378,144	369,281	328,602
Fair value of plan assets	68,001	68,968	102,210

The amounts recognized in accumulated "Other Comprehensive Income" at December 31 are as follows:

	2008	2009	2010
	(EUR in thousands)
Net actuarial losses	215,115	184,321	170,532
Prior Service cost	1,886	2,340	1,756

Other Changes in Plan Assets and Benefit Obligations recognized in Other comprehensive income / (loss) at December 31 are as follows:

	2008	2009	2010
	(EUR in thousands)
Net Loss / (Gain)	192,731	(3,220)	4,125
Prior Service Cost / (Credit)	1,563	2,223	98
Amortization of (Losses) / Gains	(6,542)	(27,574)	(18,340)
Amortization of Prior Service Cost	(97)	(1,769)	(396)
Total recognized on Other comprehensive income / (loss)	187,655	(30,340)	(14,513)

	2009		2010		2011
	Amount	Proportion	Amount	Proportion
	(EUR in thousands)		(EUR in thousands)
Equity securities	54,868	80%	28,885	28%	30%–60%
Other	14,100	20%	73,325	72%	40%–70%
Total	68,968	100%	102,210	100%

Benefit
payments projected
(EUR in thousands)
2011	58,505
2012	22,876
2013	23,609
2014	28,606
2015	33,077
2016-2020	201,609
In 2011, the Group is expected to make EUR 15.8 million in contributions to funded plans and EUR 14.9 million in retirement indemnities.

SHARE BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2010
Employee Service Share Based Compensation Aggregate Disclosures Tables [Abstract]
SHARE BASED PAYMENT

	Program A 1st Grant	Program A 2nd Grant	Program B
Total Shares options granted per Program	2,992,620	496,500	3,014,100
Adjustments due to share capital increases	120,315	35,632	162,720
Number of share options exercised	(1,426,883)	(53,475)	(798,590)
Number of share options cancelled	(1,686,052)	(478,657)	(379,734)
Outstanding balance	-	-	1,998,496

Stock options	Balance		Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual	Intrinsic
		price	term	value
		(EUR)		(EUR)
Outstanding at January 1, 2010	4,150,463	20.79	-	-
Cancelled during the year	(2,151,967)	21.11	-	-
Outstanding at December 31, 2010	1,998,496	20.45	0.5	-
Vested but not exercised at December 31, 2010	1,998,496	20.45	0.5	-

ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2010
Comprehensive Income Note Tables [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS

		Unrealized
		gains/(losses) on		Accumulated
	Foreign	Available-		Other
	Currency	for-Sale	Pension	Comprehensive
	Items	Securities	liability	Income
	(EUR in thousands)
Balance, January 1, 2008	307,346	(12,137)	(24,149)	271,060
Changes during 2008	(1,032,477)	(785,324)	(150,098)	(1,967,899)
Balance, December 31, 2008	(725,131)	(797,461)	(174,247)	(1,696,839)
Changes during 2009	(55,790)	211,144	24,358	179,712
Balance, December 31, 2009	(780,921)	(586,317)	(149,889)	(1,517,127)
Changes during 2010	181,952	(2,148,314)	14,668	(1,951,694)
Balance, December 31, 2010	(598,969)	(2,734,631)	(135,221)	(3,468,821)

MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Details)	Jul. 16, 2008 Siemens Enterprise Communication [Member] EUR ( €)	Sep. 26, 2008 Fiba Holdings As [Member] USD ( $)	Sep. 26, 2008 Fiba Holdings As [Member] EUR ( €)	Sep. 30, 2008 Cpt Investments Ltd [Member] EUR ( €)	Nov. 25, 2008 Astir Palace [Member] EUR ( €)	Dec. 16, 2008 Ethniki Hellenic General Insurance Sa [Member] EUR ( €)	Dec. 23, 2008 Hellenic Countryside Sa [Member] EUR ( €)	Dec. 22, 2008 Banca Romaneasca [Member] EUR ( €)	May 30, 2008 Banca Romaneasca [Member] EUR ( €)	Dec. 31, 2009 Hellenic Postal Savings Bank Sa [Member]	Jun. 30, 2009 Hellenic Postal Savings Bank Sa [Member]	Jan. 18, 2010 Aktor Fm Sa [Member] EUR ( €)	Dec. 31, 2009 Nbg Pangaea Sa [Member] EUR ( €)	Sep. 30, 2009 Nbg Pangaea Sa [Member]	Sep. 15, 2009 Phosphoric Fertilisers Industry Sa [Member] EUR ( €)	Oct. 14, 2009 Larco Sa [Member] EUR ( €)	Aug. 17, 2010 Stopanska Banka Ad Skopje [Member] EUR ( €)	Sep. 03, 2010 Nbg Factoring Romania Ifn Sa [Member]	Nov. 04, 2010 Finansbank [Member] USD ( $)	Nov. 04, 2010 Finansbank [Member] TRY	Apr. 30, 2010 Finans Investment Trust [Member] TRY	Dec. 31, 2010 Finans Leasing [Member] TRY	Aug. 13, 2010 Finans Leasing [Member] TRY	Aug. 13, 2010 Finans Leasing [Member] EUR ( €)
Mergers Acquisitions Disposals Disclosure Textual Details [Abstract]
Disposal by the Bank/ Group of (in %)	30.00%						20.23%														10.73%
Total consideration agreed (in million EUR)	€ 11,400,000						€ 3,500,000								€ 18,900,000
Acquisition by Bank / Group (in %)		9.68%	9.68%																			5.11%	27.30%	27.30%
Total consideration agreed			487,400,000									161,500					35,200,000							42,300,000
Total consideration agreed (in million USD)		697,000,000
Total consideration agreed (in million TL)																					2,700,000	20,500,000	81,700,000
Total Group shareholding including this transaction		94.79%	94.79%																		71.93%	90.89%
Contribution by the Bank / Group to share capital increase of (in million EUR)				311,200,000	99,600,000	137,500,000		41,600,000	41,200,000							20,500,000
Aquisition by the Bank due to its participation to share capital increase of PSB (in number of shares)											9,420,000
Aquisition by the Bank of shares (in number of shares)										200,000		53,846
Total Bank shareholding in PSB including this transaction										6.69%		35.00%
Price per share (in EUR)												€ 3
Bank contributed to NBG Pangaea S.A. (number of properties)														241
Net book value of 241 properties (in million EUR)													164,800,000
Amount deposited in escrow account (in million EUR)															2,600,000
Loss on disposal (in million EUR)															(10,000,000)
Total Bank shareholding in Larco before this transaction (in %)																36.43%
Total Bank shareholding in Larco including this transaction (in %)																33.36%
The Bank aquired from European Bank for Reconstruction and Development (EBRD) % of share capital of (in %)																	21.60%
The Bank aquired from International Finance Association (IFC) % of share capital of (in %)																	10.80%
Banca Romaneasca owns (in %)																		99.00%
NBG Leasing IFN S.A. owns (in %)																		1.00%
Share capital increase (in million TL)																				551,300,000
Of which in cash (in million TL)																				547,100,000
and the remaining by capitalisation of reserves																				4,100,000
Cash contribution by the Bank / Group to share capital increase of (in million TL)																				518,700,000
The contribution was partially covered by the proceeds from repayment by Finasbank of subordinated debt (in million TL)																				495,800,000
The contribution covered by the proceeds from repayment by Finasbank of subordinated debt (in million USD)																			325,000,000
The contribution was partially covered by the reinvestment of dividend (in million TL)																				22,900,000

CASH AND DUE FROM BANKS (Details) In Thousands	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 USD ( $)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)	Dec. 31, 2007 EUR ( €)
Cash And Due From Banks Details [Abstract]
Current accounts with banks		€ 183,738		€ 132,228
Cash and similar items		992,265		948,817
Current account with central bank		254,114		342,293
Other		6,040		7,043
Total	$ 2,064,631	€ 1,436,157	$ 2,056,327	€ 1,430,381	€ 1,540,170	€ 4,226,768

DEPOSITS WITH CENTRAL BANK (Details)	Dec. 31, 2010
Deposits With Central Bank Details [Abstract]
Obligatory Deposits In Central Bank As Percentage Of Total Customer Deposits	2.00%
Interest Rate Of Obligatory Deposits In Central Bank	1.00%

SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL (Details) (EUR €) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Securities Purchased Under Agreements To Resell Details Abstract
Customer Securities For Which Entity Has Right To Sell Or Repledge Fair Value Of Securities Sold Or Repledged	€ 98,500	€ 511,120

INTEREST BEARING DEPOSITS WITH BANKS (Details) In Thousands	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)
Placements [Abstract]
Placements In EUR		€ 5,894,673	€ 2,196,035
Placements in other currencies		504,094	881,918
Total	9,198,917	6,398,767	3,077,953
Maturity analysis:
Up to 3 months		6,179,752	2,717,476
From 3 months to 1 year		44,742	175,922
Over 1 year		174,273	184,555
Total	$ 9,198,917	€ 6,398,767	€ 3,077,953

MONEY MARKET INVESTMENTS (Details)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)
Short Term Investments Details [Abstract]
Greek treasury bills		€ 934,552,000	€ 893,471,000
Foreign treasury bills		192,917,000	286,634,000
Other		52,805,000	59,762,000
Total	1,696,771,000	1,180,274,000	1,239,867,000
Short Term Investments Textual Details [Abstract]
Money market investments classifies as Trading		948,000,000	897,000,000
Money market investments classifies as AFS		218,000,000	343,000,000
Money market investments classifies as HTM		14,000,000	0
Money market investments Greek treasury bills pledged as collateral		€ 554,000,000	€ 829,000,000

TRADING ASSETS (Details)	12 Months Ended
	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 Trading Greek Government Bonds [Member] EUR ( €)	Dec. 31, 2009 Trading Greek Government Bonds [Member] EUR ( €)	Dec. 31, 2010 Debt securities issued by other governments and public entities EUR ( €)	Dec. 31, 2009 Debt securities issued by other governments and public entities EUR ( €)	Dec. 31, 2010 Trading Debt Securities Issued By Greek Financial Institutions [Member] EUR ( €)	Dec. 31, 2009 Trading Debt Securities Issued By Greek Financial Institutions [Member] EUR ( €)	Dec. 31, 2010 Trading Debt Securities Issued By Foreign Financial Institutions [Member] EUR ( €)	Dec. 31, 2009 Trading Debt Securities Issued By Foreign Financial Institutions [Member] EUR ( €)	Dec. 31, 2010 Corporate debt securities issued by companies incorporated in Greece EUR ( €)	Dec. 31, 2009 Corporate debt securities issued by companies incorporated in Greece EUR ( €)	Dec. 31, 2010 Corporate debt securities issued by companies incorporated outside Greece EUR ( €)	Dec. 31, 2009 Corporate debt securities issued by companies incorporated outside Greece EUR ( €)	Dec. 31, 2010 Trading Equity Securities Issued By Domestic Companies [Member] EUR ( €)	Dec. 31, 2009 Trading Equity Securities Issued By Domestic Companies [Member] EUR ( €)	Dec. 31, 2010 Trading Equity Securities Issued By Foreign Companies [Member] EUR ( €)	Dec. 31, 2009 Trading Equity Securities Issued By Foreign Companies [Member] EUR ( €)	Dec. 31, 2010 Trading Mutual Fund Units [Member] EUR ( €)	Dec. 31, 2009 Trading Mutual Fund Units [Member] EUR ( €)
Schedule Of Trading Securities And Other Trading Assets Line Items
Trading assets	€ 774,374,000	€ 3,167,740,000		$ 1,113,246,000	€ 4,964,000	€ 2,070,858,000	€ 177,333,000	€ 194,986,000	€ 29,620,000	€ 175,933,000	€ 398,845,000	€ 344,022,000	€ 16,956,000	€ 160,340,000	€ 110,448,000	€ 165,649,000	€ 6,082,000	€ 29,692,000	€ 10,272,000	€ 7,682,000	€ 19,854,000	€ 18,578,000
Trading Securities Balance Sheet Reported Amounts Textuals [Abstract]
Net unrealized losses on trading assets	71,670,000	74,990,000	38,821,000
Trading Reclass to AFS	1,357,000,000
Trading Reclass to HTM	290,800,000
Securities that are pledged as collateral incleded in trading assets	419,000,000	934,000,000
In the previous years filing, the amount of trading assets pledged as collateral relating to prior year		€ 829,000,000

DERIVATIVES (Details) (EUR €) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Cross Currency Interest Rate Swap [Member]
Derivative Assets [Abstract]
Contract / Notional amount	€ 3,454,366	€ 2,168,376
Fair value	188,836	131,049
Derivative Liabilities [Abstract]
Contract / Notional amount	3,624,583	1,340,197
Fair value	373,142	163,072
Financial Futures
Derivative Assets [Abstract]
Contract / Notional amount	3,335,302	3,229,732
Fair value	3,252	39,842
Derivative Liabilities [Abstract]
Contract / Notional amount	814,882	1,083,455
Fair value	10,014	29,747
Foreign exchange swaps
Derivative Assets [Abstract]
Contract / Notional amount	3,674,988	3,078,929
Fair value	136,369	106,581
Derivative Liabilities [Abstract]
Contract / Notional amount	2,288,243	2,371,779
Fair value	87,889	23,136
Foreign exchange swaps
Derivative Instruments Gain Loss Line Items
Net gains/(losses)	5,042	44,215
Forward Rate Agreements [Member]
Derivative Assets [Abstract]
Contract / Notional amount	70,070	24,367
Fair value	1,334	629
Derivative Liabilities [Abstract]
Contract / Notional amount	23,968	56,107
Fair value	847	264
Forward Rate Agreements [Member]
Derivative Instruments Gain Loss Line Items
Net gains/(losses)	(1,875)	15,059
Interest rate swaps and cross currency interestrate swaps
Derivative Assets [Abstract]
Contract / Notional amount	31,831,783	30,622,362
Fair value	1,304,386	1,512,920
Derivative Liabilities [Abstract]
Contract / Notional amount	22,577,707	25,675,742
Fair value	1,207,035	1,068,706
Interest rate swaps and cross currency interestrate swaps
Derivative Instruments Gain Loss Line Items
Net gains/(losses)	(585,082)	(224,000)
Options [Member]
Derivative Assets [Abstract]
Contract / Notional amount	3,418,324	3,855,720
Fair value	87,725	72,789
Derivative Liabilities [Abstract]
Contract / Notional amount	2,700,805	1,724,510
Fair value	93,567	39,973
Options [Member]
Derivative Instruments Gain Loss Line Items
Net gains/(losses)	(127,263)	(852)
Outright foreign exchange forwards
Derivative Assets [Abstract]
Contract / Notional amount	347,979	371,144
Fair value	7,728	7,451
Derivative Liabilities [Abstract]
Contract / Notional amount	406,583	554,782
Fair value	12,934	5,115
Outright foreign exchange forwards
Derivative Instruments Gain Loss Line Items
Net gains/(losses)	(13,051)	4,473
Commodity Swaps And Other [Member]
Derivative Assets [Abstract]
Contract / Notional amount	22,041
Fair value	1,562
Derivative Liabilities [Abstract]
Contract / Notional amount	22,571
Fair value	1,923
Commodity Swaps And Other [Member]
Derivative Instruments Gain Loss Line Items
Net gains/(losses)	5,453
Financial Futures [Member]
Derivative Instruments Gain Loss Line Items
Net gains/(losses)	€ (227,366)	€ (6,590)

INVESTMENT SECURITIES (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 Greek Governments Debt Securities [Member] EUR ( €)	Dec. 31, 2009 Greek Governments Debt Securities [Member] EUR ( €)		Dec. 31, 2010 Debt securities issued by other governments and public entities EUR ( €)	Dec. 31, 2009 Debt securities issued by other governments and public entities EUR ( €)		Dec. 31, 2010 Corporate debt securities issued by companies incorporated in Greece EUR ( €)	Dec. 31, 2009 Corporate debt securities issued by companies incorporated in Greece EUR ( €)		Dec. 31, 2010 Corporate debt securities issued by companies incorporated outside Greece EUR ( €)	Dec. 31, 2009 Corporate debt securities issued by companies incorporated outside Greece EUR ( €)		Dec. 31, 2010 Domestic Equity Securities [Member] EUR ( €)	Dec. 31, 2009 Domestic Equity Securities [Member] EUR ( €)	Dec. 31, 2010 Foreign Equity Securities [Member] EUR ( €)	Dec. 31, 2009 Foreign Equity Securities [Member] EUR ( €)	Dec. 31, 2010 Mutual Fund Units [Member] EUR ( €)	Dec. 31, 2009 Mutual Fund Units [Member] EUR ( €)	Dec. 31, 2010 Total Available For Sale Securities [Member] EUR ( €)	Dec. 31, 2009 Total Available For Sale Securities [Member] EUR ( €)
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost					€ 10,448,865,000	€ 9,945,165,000		€ 3,671,148,000	€ 3,195,125,000		€ 1,381,722,000	€ 924,228,000		€ 1,414,465,000	€ 1,587,378,000		€ 145,444,000	€ 221,689,000	€ 145,022,000	€ 44,542,000	€ 510,566,000	€ 588,759,000	€ 17,717,232,000	€ 16,506,886,000
Gross Unrealized Gains					0	20,264,000		92,991,000	64,961,000		3,000	4,159,000		66,649,000	22,443,000		1,535,000	957,000	4,394,000	6,030,000	6,296,000	4,068,000	171,868,000	122,882,000
Gross unrealized (Losses)					(3,020,542,000)	(661,831,000)		(3,433,000)	(37,636,000)		(272,516,000)	(73,897,000)		(58,822,000)	(92,964,000)		(483,000)	(1,636,000)	(2,918,000)	(1,699,000)	(17,516,000)	(19,409,000)	(3,376,230,000)	(889,072,000)
Available-for-sale securities	14,512,870,000	15,740,696,000		20,863,815,000	7,428,323,000	9,303,598,000		3,760,706,000	3,222,450,000		1,109,209,000	854,490,000		1,422,292,000	1,516,857,000		146,496,000	221,010,000	146,498,000	48,873,000	499,346,000	573,418,000	14,512,870,000	15,740,696,000
Available For Sale Securities Continuous Unrealized Loss Position Fair Value Aggregate Losses [Abstract]
Fair Value Less than 12 months					2,826,585,000	3,948,467,000	[1]	149,404,000	193,460,000	[1]	474,040,000	302,369,000	[1]	112,656,000	170,609,000	[1]	1,334,000	6,053,000	14,829,000	141,000	248,259,000	84,952,000
Unrealized Losses Less than 12 months					(718,432,000)	(269,737,000)		(2,966,000)	(1,170,000)		(30,253,000)	(25,307,000)		(4,294,000)	(14,304,000)		(453,000)	(1,099,000)	(2,040,000)	(16,000)	(4,209,000)	(914,000)
Fair Value 12 months or longer					4,249,574,000	2,911,806,000	[2]	46,623,000	666,192,000	[2]	632,081,000	151,616,000	[2]	417,257,000	473,102,000	[2]	127,000	2,921,000	2,024,000	2,947,000	131,327,000	199,163,000
Unrealized Losses 12 months or longer					(2,302,110,000)	(392,094,000)		(467,000)	(36,466,000)		(242,263,000)	(48,590,000)		(54,528,000)	(78,660,000)		(30,000)	(537,000)	(878,000)	(1,683,000)	(13,307,000)	(18,495,000)
Fair Value Total					7,076,159,000	6,860,273,000	[3]	196,027,000	859,652,000	[3]	1,106,121,000	453,985,000	[3]	529,913,000	643,711,000	[3]	1,461,000	8,974,000	16,853,000	3,088,000	379,586,000	284,115,000
Unrealized Losses Total					(3,020,542,000)	(661,831,000)		(3,433,000)	(37,636,000)		(272,516,000)	(73,897,000)		(58,822,000)	(92,964,000)		(483,000)	(1,636,000)	(2,918,000)	(1,699,000)	(17,516,000)	(19,409,000)
Available For Sale Securities Continuous Unrealized Loss Position Fair Value Aggregate Losses Footnotes [Abstract]
Restatement of fair value amount of Greek government bonds in an unrealized loss position for less than 12 months	1,060,000,000
Restatement of fair value amount of Debt securities issued by other governments and public entities in an unrealized loss position for less than 12 months	3,000,000
Restatement of fair value amount of Corporate debt securities issued by companies incorporated in Greece in an unrealized loss position for less than 12 months	60,000,000
Restatement of fair value amount of Corporate debt securities issued by companies incorporated outside Greece in an unrealized loss position for less than 12 months	25,000,000
Restatement of fair value amount of bonds in an unrealized loss position for less than 12 months	1,148,000,000
Restatement of fair value amount of Greek government bonds in an unrealized loss position for 12 months or longer	253,000,000
Restatement of fair value amount of Debt securities issued by other governments and public entities in an unrealized loss position for 12 months or longer	6,000,000
Restatement of fair value amount of Corporate debt securities issued by companies incorporated in Greece in an unrealized loss position for 12 months or longer	63,000,000
Restatement of fair value amount of Corporate debt securities issued by companies incorporated outside Greece in an unrealized loss position for 12 months or longer	75,000,000
Restatement of fair value amount of bonds in an unrealized loss position for 12 months or longer	397,000,000
Restatement of fair value amount of Greek government bonds in an unrealized loss position	1,313,000,000
Restatement of fair value amount of Debt securities issued by other governments and public entities in an unrealized loss position	9,000,000
Restatement of fair value amount of Corporate debt securities issued by companies incorporated in Greece in an unrealized loss position	124,000,000
Restatement of fair value amount of Corporate debt securities issued by companies incorporated outside Greece in an unrealized loss position	100,000,000
Restatement of fair value amount of bonds in an unrealized loss position	1,545,000,000
Scheduled Maturities Of Available For Sale Securities Amortized Cost [Abstract]
Due in one year or less	1,303,644,000
Due from one to five years	6,471,329,000
Due from five to ten years	4,905,568,000
Due after ten years	4,235,659,000
Total debt securities	16,916,200,000
Other non debt securities	801,032,000
Total	17,717,232,000
Scheduled Maturities Of Available For Sale Securities Fair Value [Abstract]
Due in one year or less	1,283,456,000
Due from one to five years	5,943,721,000
Due from five to ten years	3,820,202,000
Due after ten years	2,673,151,000
Total debt securities	13,720,530,000
Other non debt securities	792,340,000
Total	14,512,870,000
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales of available for sale portfolio	198,281,000	398,149,000	31,331,000
Gross realized losses on sales of available for sale portfolio	(132,741,000)	(48,220,000)	(5,144,000)
Other-Than-Temporary Impairment of available for sale debt securities	0	(151,474,000)	(4,165,000)
Other-Than-Temporary Impairment of available for sale equity securities and mutual funds	(89,497,000)	(206,854,000)	(13,607,000)
Net gains/(losses) on available for sale securities	(23,957,000)	(8,399,000)	8,415,000
Available For Sale Securities Textuals [Abstract]
Trading Reclass to AFS	1,357,000,000
AFS Reclass to HTM	1,912,600,000
AFS pledged as collateral	€ 7,191,000,000	€ 3,891,000,000

[1]	The fair value amounts relating to the debt securities in an unrealized loss position for less than 12 months have been restated by EUR 1,060 million, EUR 3 million, EUR 60 million, EUR 25 million and EUR 1,148 million, respectively.
[2]	The fair value amounts relating to the debt securities in an unrealized loss position for 12 months or longer have been restated by EUR 253 million, EUR 6 million, EUR 63 million, EUR 75 million and EUR 397 million, respectively.
[3]	The fair value amounts relating to the total debt securities in an unrealized loss position have been restated by EUR 1,313 million, EUR 9 million, EUR 124 million, EUR 100 million and EUR 1,545 million, respectively.

INVESTMENT SECURITIES (Details 2)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2010 Greek Governments Debt Securities [Member] EUR ( €)	Dec. 31, 2010 Debt securities issued by other governments and public entities EUR ( €)	Dec. 31, 2010 Corporate debt securities issued by companies incorporated outside Greece EUR ( €)
Held To Maturity Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	$ 5,192,348,000	€ 3,611,797,000	€ 99,604,000	€ 3,501,126,000	€ 105,671,000	€ 5,000,000
Gross Unrealized Gains				0	8,263,000	0
Gross Unrealized (Losses)				(991,075,000)	(2,161,000)	0
Fair Value				2,510,051,000	111,773,000	5,000,000
Held To Maturity Securities Continuous Unrealized Loss Position Fair Value Aggregate Losses [Abstract]
Fair Value Less than 12 months				1,311,591,000	0
Unrealized Losses Less than 12 months				(285,573,000)	0
Fair Value 12 months or longer				1,198,461,000	19,194,000
Unrealized Losses 12 months or longer				(705,502,000)	(2,161,000)
Fair Value Total				2,510,052,000	19,194,000
Unrealized Losses Total				(991,075,000)	(2,161,000)
Scheduled Maturities Of Held To Maturity Securities Amortized Cost [Abstract]
Due in one year or less		172,444,000
Due from one to five years		1,346,954,000
Due from five to ten years		1,946,552,000
Due after ten years		145,847,000
Total		3,611,797,000
Scheduled Maturities Of Held To Maturity Securities Fair Value [Abstract]
Due in one year or less		168,820,000
Due from one to five years		1,104,485,000
Due from five to ten years		1,228,937,000
Due after ten years		124,582,000
Total		2,626,824,000
Held To Maturity Securities Textuals [Abstract]
The carrying amount of the Group's held-to-maturity investment securities			99,600,000
Total net unrealized gains			600,000
Trading and AFS Reclass to HTM		2,203,300,000
Unrealized losses in AOCI relating to HTM securities reclassified from AFS		171,000,000
Unrealized losses for 12 months or longer in AOCI relating to HTM securities reclassified from AFS		169,000,000
HTM pledged as collateral		€ 1,729,000,000	€ 0

EQUITY METHOD INVESTMENTS (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 Phosphoric Fertilizers Industry Sa [Member] EUR ( €)	Dec. 31, 2009 Social Securities Funds Management Sa [Member] EUR ( €)	Dec. 31, 2008 Siemens Enterprise Communications Sa [Member] EUR ( €)	Dec. 31, 2008 Hellenic Countryside Sa [Member] EUR ( €)
Investments In Affiliates Subsidiaries Associates And Joint Ventures Details [Abstract]
Equity method investments	€ 50,094,000	€ 25,327,000	€ 56,988,000	$ 72,016,000
Revenue	127,630,000	258,841,000	696,986,000
Gross profit	40,056,000	(19,054,000)	19,186,000
Net earnings	12,510,000	(128,247,000)	(75,033,000)
Group's equity in net earnings	9,245,000	(18,550,000)	(20,664,000)
Dividends received by the Group	1,541,000	389,000	1,889,000
Current assets	79,766,000	177,876,000	383,812,000
Non-current assets	486,486,000	696,071,000	1,710,251,000
Current liabilities	28,696,000	235,615,000	357,550,000
Non-current liabilities	461,376,000	642,407,000	1,648,352,000
Net assets	76,180,000	(4,075,000)	88,161,000
Group's equity in net assets	47,695,000	23,136,000	24,800,000
Schedule Of Equity Method Investments Line Items
Percentage of disposal						20.00%	30.00%	20.23%
Total consideration agreed on disposal of investment					18,900,000	1,300,000	11,400,000	3,500,000
Amount due to set off contingent liabilities.					2,600,000
The loss realized upon disposal			3,100,000		10,000,000
The gain realized upon disposa						€ 600,000

LOANS AND ALLOWANCE FOR LOAN LOSSES (Details) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)	Dec. 31, 2010 Loans Greek [Member] EUR ( €)	Dec. 31, 2009 Loans Greek [Member] EUR ( €)	Dec. 31, 2010 Loans Foreign [Member] EUR ( €)	Dec. 31, 2009 Loans Foreign [Member] EUR ( €)	Dec. 31, 2010 Loans Past Due 31 To 89 Days [Member] EUR ( €)	Dec. 31, 2010 Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due [Member] EUR ( €)	Dec. 31, 2010 Financing Receivable Recorded Investment Past Due [Member] EUR ( €)	Dec. 31, 2010 Loans Current [Member] EUR ( €)		Dec. 31, 2010 Loans At Fair Value [Member] EUR ( €)	Dec. 31, 2010 Loans And Leases Receivable Gross Carrying Amount [Member] EUR ( €)	Dec. 31, 2010 Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing [Member] EUR ( €)	Dec. 31, 2010 Financing Receivable Recorded Investment Nonaccrual Status [Member] EUR ( €)	Dec. 31, 2010 Loans Commercial Small Business Loans [Member] EUR ( €)	Dec. 31, 2010 Loans Commercial Other Commercial [Member] EUR ( €)	Dec. 31, 2010 Loans Commercial Total [Member] EUR ( €)
Consumer:
Residential mortgages					€ 19,544,275	€ 19,411,436	€ 4,725,702	€ 3,841,014
Credit card					1,773,156	1,913,804	3,503,593	2,403,912
Auto financing					405,734	433,563	205,996	263,254
Other consumer					4,852,444	4,890,722	3,084,471	2,680,275
Total consumer					26,575,609	26,649,525	11,519,762	9,188,455
Commercial:
Industry and mining					3,675,468	3,471,756	2,974,037	2,653,578
Small scale industry					2,090,239	2,066,500	1,449,556	1,663,914
Trade					7,788,532	8,280,514	3,784,789	3,412,668
Construction					1,226,936	1,252,555	1,597,771	1,461,677
Tourism					484,394	493,206	396,622	335,369
Shipping and transportation					2,152,631	1,876,137	780,670	676,727
Commercial mortgages					880,697	925,085	700,715	613,213
Public sector					8,860,862	8,522,357	392,521	383,686
Other					247,319	421,479	1,707,828	1,697,936
Total commercial					27,407,078	27,309,589	13,784,509	12,898,768
Total loans					53,982,687	53,959,114	25,304,271	22,087,223
Unearned income					(58,824)	(28,711)	(189,694)	(183,722)
Loans, net of unearned income	113,626,279	79,038,440	75,833,904		53,923,863	53,930,403	25,114,577	21,903,501
Less: Allowance for loan losses	(4,564,987)	(3,175,405)	(2,065,178)	(1,232,626)	(2,122,803)	(1,325,085)	(1,052,602)	(740,093)
Total Net Loans	109,061,292	75,863,035	73,768,726		51,801,060	52,605,318	24,061,975	21,163,408
Greek
Residential mortgages									932,421	1,804,213	2,736,634	16,807,641	[1]	0	19,544,275	582,407	1,221,806
Credit card									106,041	490,398	596,439	1,176,717	[1]	0	1,773,156	46,866	443,532
Other consumer									286,487	1,145,713	1,432,200	3,825,978	[1]	0	5,258,178	36,534	1,109,179
Small business loans									197,777	745,299	943,076	3,279,205	[1]	0	4,222,281	23,482	721,817
Other commercial loans									281,222	893,968	1,175,190	22,009,607	[1]	0	23,184,797	41,997	851,971
Total Greek loans									1,803,948	5,079,591	6,883,539	47,099,148	[1]	0	53,982,687	731,286	4,348,305
Residential mortgages									204,578	158,984	363,562	3,811,916	[1]	550,224	4,725,702	97	158,887
Credit card									77,014	327,366	404,380	3,099,213	[1]	0	3,503,593	0	327,366
Other consumer									140,375	351,502	491,877	2,798,590	[1]	0	3,290,467	780	350,722
Small business loans									150,102	403,044	553,146	1,168,265	[1]	0	1,721,411	67,684	335,360
Other commercial loans									494,221	1,104,962	1,599,183	10,455,032	[1]	8,883	12,063,098	200,315	904,646
Total foreign loans									1,066,290	2,345,858	3,412,148	21,333,016	[1]	559,107	25,304,271	268,876	2,076,981
Total loans									2,870,238	7,425,449	10,295,687	68,432,164	[1]	559,107	79,286,958	1,000,162	6,425,286
Greek
Satisfactory																		1,317,834	20,428,464	21,746,298
Watchlist																		1,889,368	2,021,343	3,910,711
Substandard																		1,015,079	734,990	1,750,069
Total Greek																		4,222,281	23,184,797	27,407,078
Satisfactory																		1,121,790	10,529,810	11,651,600
Watchlist																		192,343	819,501	1,011,844
Substandard																		407,278	713,787	1,121,065
Total Foreign																		1,721,411	12,063,098	13,784,509
Total																		5,943,692	35,247,895	41,191,587
Allowance For Loan Losses [Abstract]
Balance at beginning of year		2,065,178	1,232,626	1,132,952	2,122,803	1,325,085	1,052,602	740,093
Provision for loan losses	(1,732,310)	(1,204,995)	(998,448)	(425,537)
Write-offs		(140,371)	(196,312)	(322,240)
Recoveries		23,249	29,663	42,433
Net Write-offs		(117,122)	(166,649)	(279,807)
Translation differences		22,354	753	(46,056)
Allowance at end of year	$ 4,564,987	€ 3,175,405	€ 2,065,178	€ 1,232,626	€ 2,122,803	€ 1,325,085	€ 1,052,602	€ 740,093

[1]	(1) loans less than 30 days past due are included in current loans

LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 2)	12 Months Ended																											12 Months Ended
	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)	Dec. 31, 2008 Nbg I [Member]	Dec. 31, 2008 Nbg Ii [Member]	Dec. 31, 2008 Nbg Iii [Member]	Dec. 31, 2008 Nbg Iv [Member]	Dec. 31, 2008 Nbg V [Member]	Dec. 31, 2010 Loans Impaired Greek With No Related Allowance Commercial Loans Other Commercial Loans Member EUR ( €)	Dec. 31, 2010 Loans Impaired Greek With Related Allowance Consumer Loans Residentia Mortgages [Member] EUR ( €)	Dec. 31, 2010 Loans Impaired Greek With Related Allowance Consumer Loans Credit Cards [Member] EUR ( €)	Dec. 31, 2010 Loans Impaired Greek With Related Allowance Consumer Loans Other Consumer Loans [Member] EUR ( €)	Dec. 31, 2010 Loans Impaired Greek With Related Allowance Commercial Loans Small Business Loans [Member] EUR ( €)	Dec. 31, 2010 Loans Impaired Greek With Related Allowance Commercial Loans Other Commercial Loans [Member] EUR ( €)	Dec. 31, 2010 Total Greek Impaired Loans [Member] EUR ( €)	Dec. 31, 2010 Loans Impaired Foreign With No Related Allowance Consumer Loans Residential Mortgages [Member] EUR ( €)	Dec. 31, 2010 Loans Impaired Foreign With No Related Allowance Consumer Loans Other Consumer Loans [Member] EUR ( €)	Dec. 31, 2010 Loans Impaired Foreign With No Related Allowance Commercial Loans Small Business Loans [Member] EUR ( €)	Dec. 31, 2010 Loans Impaired Foreign With No Related Allowance Commercial Loans Other Commercial Loans [Member] EUR ( €)	Dec. 31, 2010 Loans Impaired Foreign With Related Allowance Consumer Loans Residential Mortgages [Member] EUR ( €)	Dec. 31, 2010 Loans Impaired Foreign With Related Allowance Consumer Loans Credit Cards [Member] EUR ( €)	Dec. 31, 2010 Loans Impaired Foreign With Related Allowance Consumer Loans Other Consumer Loans [Member] EUR ( €)	Dec. 31, 2010 Loans Impaired Foreign With Related Allowance Commercial Loans Small Business Loans [Member] EUR ( €)	Dec. 31, 2010 Loans Impaired Foreign With Related Allowance Commercial Loans Other Commercial Loans [Member] EUR ( €)	Dec. 31, 2010 Total Foreign Impaired Loans [Member] EUR ( €)	Dec. 31, 2010 Consumer Portfolio Segment [Member] EUR ( €)	Dec. 31, 2010 Commercial Portfolio Segment [Member] EUR ( €)	Dec. 31, 2010 Eterika Plc [Member] EUR ( €)	Dec. 31, 2010 Revolver Apc Limited [Member] EUR ( €)	Dec. 31, 2009 Revolver Apc Limited [Member] EUR ( €)	Dec. 31, 2010 Titlos Plc [Member]	Dec. 31, 2009 Titlos Plc [Member] EUR ( €)
Allowance For Loan Losses By Methodology [Abstract]
Specific allowances	€ 564,598,000	€ 398,179,000
Coefficient analysis	106,415,000	88,803,000
Homogeneous analysis	1,451,790,000	838,103,000
Foreign loans	1,052,602,000	740,093,000																								519,917,000	532,685,000
Total allowance for loan losses	3,175,405,000	2,065,178,000
Average Recorded Investment [Abstract]
Average recorded investment in impaired loans	6,595,708,000	3,035,646,000	1,760,756,000
Interest recognized	86,742,000	30,377,000	33,537,000
Covered Bonds [Abstract]
Mortgages	14,038,207,000	5,172,215,000
Covered Bonds Issuance [Line Item]
Issuer of the Bank Covered Bond Program 1				NBG I	NBG II	NBG III	NBG IV	NBG V
Aggregate amount of the Bank Covered Bond Program 1				EUR 10 billion	EUR 10 billion	EUR 10 billion	EUR 10 billion	EUR 10 billion
Issuance date of the Covered Bond Program 1				November 28, 2008	November 28, 2008	November 28, 2008	November 28, 2008	November 28, 2008
Issuance date of the 1st Series of covered bond Program 1				November 28, 2008	November 28, 2008	October 7, 2009	March 18, 2010	May 11, 2010
Maturity date of the 1st series covered bond Program 1				5 years (with a one-year extension)	6 years (with a one-year extension)	7 years	8 years (with a ten-year extension)	10years (with a ten-year extension)
series of covered bonds - program 1				EUR 1 billion	EUR 1 billion	EUR 1.5 billion	EUR 1.5 billion	EUR 1.0 billion
Interest rate on series - Program 1				ECB plus 65 bps	ECB plus 70 bps	3.875%	ECB plus 190 bps	ECB plus 250 bps
Amount of series of covered bonds sold to institutional investors				EUR 50 million	EUR 50 million
Date of series of covered bonds sold to institutional investors				September 1, 2009	September 1, 2009
Covered Bonds Issuance Program 2 [Abstract]
Issuer of the Bank Covered Bond Program 2	NBG VI
Aggregate amount of the Bank Covered Bond Program 2	EUR 15 billion
Issuance date of the Covered Bond Program 2	June 21, 2010
1st series of covered bonds - program 2	EUR 1.5 billion
Interest rate on 1st series - Program 2	ECB plus 170 bps
Maturity date of the 1st series covered bond Program 1	5 years (with a ten-year extension)
2nd series of covered bonds - program 2	EUR 1.5 billion
Interest rate on 2ndseries - Program 2	ECB plus 200 bps
Maturity date of the 2nd series covered bond Program 1	7 years (with a ten-year extension)
3rd series of covered bonds - program 2	EUR 1.5 billion
Interest rate on 3rd series - Program 2	ECB plus 230 bps
Maturity date of the 3rd series covered bond Program 1	9 years (with a ten-year extension)
4th series of covered bonds - program 2	EUR 1.5 billion
Interest rate on 4th series - Program 2	ECB plus 210 bps
Maturity date of the 4th series covered bond Program 1	8 years (with a ten-year extension)
Impaired Financing Receivable Policy [Line Item]
Related allowance									0	(201,261,000)	(318,815,000)	(564,400,000)	(362,827,000)	(572,631,000)	(2,019,934,000)	0	0	0	0	(39,052,000)	(211,212,000)	(189,702,000)	(101,364,000)	(367,743,000)	(909,073,000)
Average recorded balance									40,342,000	1,251,762,000	423,935,000	983,960,000	745,503,000	758,007,000	4,203,509,000	58,000	87,000	146,531,000	188,933,000	106,753,000	288,394,000	279,818,000	216,889,000	1,164,736,000	2,392,199,000
Interest income recognized during the period the loan was impaired									0	3,623,000	9,594,000	9,914,000	4,960,000	10,982,000	39,073,000	0	0	17,616,000	16,562,000	8,000	0	4,536,000	6,367,000	32,353,000	77,442,000
Interest income recognized on a cash basis									0	3,857,000	46,000	9,117,000	67,000	10,982,000	24,069,000	0	0	0	0	586,000	15,344,000	15,853,000	39,000	30,851,000	62,673,000
Impaired Financing Receivable Policy Textual Details [Abstract]
Impaired loans for which there is a related allowance for loan losses		3,584,398,000
The allowance related to Impaired loans for which there is a related allowance for loan losses		1,891,338,000
Impaired loans for which there is no allowance for loan losses		103,250,000
Loans At Fiar Value Textual Details [Abstract]
Fair value of loans for which the Group elected to apply the Fair Value Option	559,107,000	846,588,000
Outstanding principal balance of loans for which the Group elected to apply the Fair Value Option	517,210,000	797,143,000
Net gains / (losses) resulting from changes in the fair value of these loans, recorded in net interest income before provision for loan losses	(9,947,000)	9,136,000
Loans for lease financing	1,847,008,000	2,072,794,000
Greek
Allowance for loan losses at year end																										1,157,423,000	965,380,000
of which:
for impaired loans																										1,084,476,000	935,458,000
for non-impaired loans																										72,947,000	29,922,000
Impaired loans																										3,636,743,000	1,993,829,000
Non-impaired loans																										22,938,866,000	25,413,249,000
Foreign
Allowance for loan losses at year end	1,052,602,000	740,093,000																								519,917,000	532,685,000
of which:
for impaired loans																										439,966,000	469,107,000
for non-impaired loans																										79,951,000	63,578,000
Impaired loans																										746,765,000	2,008,638,000
Non-impaired loans																										10,222,773,000	11,766,988,000
Securitized Loans [Line Item]
Issuer																												Eterika Plc	Revolver APC Limited II	Revolver APC Limited	Titlos Plc
Issuance date																												July 31, 2008	December 12, 2008	December 12, 2008		February 26, 2009
Debt instrument, maturity date																												May 19, 2010	Sep 1, 2020	Sep 1, 2020	Sep 1, 2039
Interest rate																												3 month Euribor plus a margin 30 bps for class A and 3 month Euribor plus a mrgin of 250 bps for class B	3 month Euribor plus a margin 30 bps for class A up to February 28, 2011 and 2.6% thereon, and 3 month Euribor plus a mrgin of 60 bps for class B up to February 28, 2011 and 2.9% thereon.	3 month Euribor plus a margin 30 bps for class A up to February 28, 2011 and 2.6% thereon, and 3 month Euribor plus a mrgin of 60 bps for class B up to February 28, 2011 and 2.9% thereon.		6 month Euribor plus a margin 30 bps per annum
Interest payment period																												quarterly	monthly	monthly		semi-annually
Principal amount																												1,340,000,000	1,500,000,000	1,500,000,000		5,100,000,000
Principal amount class A																												975	268.9	268.9
Principal amount class B																												365		365 365
Cancelled amount																													500,000,000	500,000,000
Cancellation Date																													February 28, 2011	February 28, 2011
Apc Subordinated Loan Agreement Outstanding Balance																													307,300,000	159,400,000
Securitized Loans And Covered Bonds [Abstract]
Commercial loans (Eterika Plc-July 2008)		1,262,548,000
Consumer loans (Revolver 2008-1 Plc-December 2008)	1,161,510,000	1,156,163,000
Credit cards (Revolver 2008-1 Plc-December 2008)	1,244,399,000	1,283,375,000
Receivables from Public sector (Titlos Plc-February 2009)	5,276,774,000	5,388,235,000
Total	€ 7,682,683,000	€ 9,090,321,000

GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Details) In Thousands	12 Months Ended							12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)	Dec. 31, 2010 Goodwill From Global Markets And Asset Management [Member] EUR ( €)	Dec. 31, 2009 Goodwill From Global Markets And Asset Management [Member] EUR ( €)	Dec. 31, 2007 Goodwill From Global Markets And Asset Management [Member] EUR ( €)	Dec. 31, 2010 Goodwill From International [Member] EUR ( €)	Dec. 31, 2009 Goodwill From International [Member] EUR ( €)	Dec. 31, 2007 Goodwill From International [Member] EUR ( €)	Dec. 31, 2010 Goodwill From Turkish Operations [Member] EUR ( €)	Dec. 31, 2009 Goodwill From Turkish Operations [Member] EUR ( €)	Dec. 31, 2007 Goodwill From Turkish Operations [Member] EUR ( €)	Dec. 31, 2010 Goodwill From Insurance [Member] EUR ( €)	Dec. 31, 2009 Goodwill From Insurance [Member] EUR ( €)	Dec. 31, 2007 Goodwill From Insurance [Member] EUR ( €)	Dec. 31, 2010 Goodwill From Other [Member] EUR ( €)	Dec. 31, 2009 Goodwill From Other [Member] EUR ( €)	Dec. 31, 2007 Goodwill From Other [Member] EUR ( €)	Dec. 31, 2010 Computer Software Intangible Asset Member EUR ( €)	Dec. 31, 2009 Computer Software Intangible Asset Member EUR ( €)	Dec. 31, 2010 Other Intangible Assets [Member] EUR ( €)	Dec. 31, 2009 Other Intangible Assets [Member] EUR ( €)
Goodwill by segment
Goodwill, opening		€ 3,406,247			€ 7,956	€ 7,956	€ 7,956	€ 476,221	€ 465,777	€ 465,777	€ 2,600,143	€ 2,607,309	€ 2,607,309	€ 239,297	€ 239,297	€ 239,297	€ 82,630	€ 82,630	€ 82,630
Additions					0	0		(6,274)	11,202		107,303	(7,166)		0	0		(1,878)	0
Impairment/write-offs	9,086	6,320	0	4,585	0	0		(6,320)	0		0	0		0	0		0	0
Disposals					0	0		0	(758)		0	0		0	0		0	0
Goodwill, closing	5,030,302	3,499,078	3,406,247		7,956	7,956	7,956	463,627	476,221	465,777	2,707,446	2,600,143	2,607,309	239,297	239,297	239,297	80,752	82,630	82,630
Software and other intangibles
Gross carrying amount																				504,164	415,510	393,186	379,113
Accumulated amortization																				298,092	248,594	139,367	106,893
Net book value	$ 661,143	€ 459,891	€ 439,136																	€ 206,072	€ 166,916	€ 253,819	€ 272,220

GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Details 2)	12 Months Ended						12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)	Dec. 31, 2010 Core Deposits Member EUR ( €)	Dec. 31, 2009 Core Deposits Member EUR ( €)	Dec. 31, 2010 Customer Relationships Member EUR ( €)	Dec. 31, 2009 Customer Relationships Member EUR ( €)	Dec. 31, 2010 Computer Software Intangible Asset Member EUR ( €)	Dec. 31, 2009 Computer Software Intangible Asset Member EUR ( €)	Dec. 31, 2010 Trade Names Member EUR ( €)	Dec. 31, 2009 Trade Names Member EUR ( €)	Dec. 31, 2010 Mutual Funds Contracts [Member] EUR ( €)	Dec. 31, 2009 Mutual Funds Contracts [Member] EUR ( €)
Amortization Of Intangible Assets [Abstract]
Amortization of intangible assets	$ 114,873,000	€ 79,906,000	€ 65,260,000	€ 58,073,000
Change In International [Abstract]
additions and disposals in other private equity business		6,100,000
foreign exchange differences-international		(18,600,000)	(15,000,000)
foreign exchange differences-Turkish		107,100,000	(7,200,000)
Finite Lived Intangible Assets Future Amortization Expense Abstract
Future Amortization Expense Year One		74,846,000
Future Amortization Expense Year Two		64,955,000
Future Amortization Expense Year Three		47,844,000
Future Amortization Expense Year Four		32,942,000
Future Amortization Expense Year Five		23,435,000
Goodwill Software And Other Intagibles Textual Details [Abstract]
Net book value					18,990,000	24,827,000	59,917,000	74,418,000	9,264,000	9,797,000
Minimum Usefull lives					6		11
Finite Lived Intangible Assets Useful Life Maximum					11		14
Acquired Indefinite Lived Intangible Assets Line Items
Net book value											€ 148,185,000	€ 145,500,000	€ 2,587,000	€ 2,485,000

PREMISES AND EQUIPMENT AND LEASE COMMITMENTS (Details) In Thousands	12 Months Ended
	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)	Dec. 31, 2010 USD ( $)
Capital Leases Future Minimum Payments Due Abstract
2011	€ 81,145
2012	79,388
2013	64,154
2014	58,776
2015	51,051
Thereafter	144,125
Total minimum lease payments	478,639
Property Plant And Equipment Details [Abstract]
Land	214,575	207,926
Buildings	892,541	833,911
Leasehold improvements	244,506	225,058
Furniture Fittings Machinery And Vehicles	1,040,914	1,005,630
Total, at cost	2,392,536	2,272,525
Less: accumulated depreciation	1,170,547	1,077,823
Net book value	1,221,989	1,194,702		1,756,741
Property Plant And Equipment Textual Details [Abstract]
Rental expense	€ 120,386	€ 110,296	€ 101,441

OTHER ASSETS (Details) In Thousands	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)
Other Assets Disclosure Details [Abstract]
Insurance related assets		€ 808,429	€ 820,271
Deferred tax assets		1,066,580	396,029
Prepaid income taxes		191,821	256,542
Assets acquired through foreclosure proceedings		175,541	158,060
Brokerage auxiliary funds		10,378	19,757
Brokerage services settlement receivables		2,997	10,710
Private equity: Investees Assets		87,289	69,387
Prepaid expenses		165,246	99,140
Advances to employees		27,037	61,994
Unlisted equity securities		94,222	74,738
Hellenic Deposit and Investment Guarantee Fund		227,078	110,472
Receivables from Greek State		204,282	140,839
Checks and credit card transactions under settlement		221,922	128,977
Securities transactions under settlement		16,082	362,709
Trade and other receivables		112,164	112,495
Other		360,856	416,706
Total	5,422,547	3,771,924	3,238,826
Other Assets Disclosure Textual Details [Abstract]
The amount of deposits guaranteed by the Hellenic Deposit and Investment Guarantee Fund (HDIGF) per client		100	20
Maximum balance of guarantees per client for investing activities (in accordance with article 10 of Law 3746/2009, HDIGF)		€ 30	€ 0

HELLENIC REPUBLIC BANK SUPPORT PLAN (Details) (EUR €) In Millions	Dec. 31, 2010
Hellenic Republic Bank Support Plan Details [Abstract]
Floating Rate Notes issued by the Bank on April 26, 2010, due in April 2013, bearing interest rate of three-month Euribor plus 250 bps, payable on an annual basis	€ 2,500
Floating Rate Notes issued by the Bank on May 4, 2010, due in May 2013, bearing interest rate of three-month Euribor plus 500 bps, payable on an annual basis	1,345
Floating Rate Notes issued by the Bank on May 4, 2010, due in May 2013, bearing interest rate of three-month Euribor plus 500 bps, payable on an annual basis	655
Amount held by third parties and included in long-term debt	907
Floating Rate Notes issued by the Bank on June 28, 2010 due in June 2013, bearing interest rate of three-month Euribor plus 500 bps, payable on an annual basis	4,265.6
Floating Rate Notes issued by the Bank on December 23, 2010, due in December 2013, bearing interest rate of three-month Euribor plus 750 bps, payable on an annual basis	4,107.7
Special Greek government bonds that the Bank obtained from the Public Debt Management Agency on April 12, 2010, collateralized with customer loans, which can only be used as collateral for financing and reflected in off-balance sheet items	€ 787

PLEDGED ASSETS (Details) (EUR €) In Millions	Dec. 31, 2010	Dec. 31, 2009
Financial Instruments Owned And Pledged As Collateral Details [Abstract]
Pledged amounts relating to notes backed with consumer loans and credit cards.	€ 25,480.5	€ 16,688.2
The carrying amount of trading, available for sale, money market investments and held to maturity securities that serve as collateral for borrowings.	9,893
Pledged amounts relating to bonds covered with mortgage loans	8,905
Pledged amounts relating to notes backed with consumer loans and credit cards.	1,500
Special Greek government bonds	787
Pledged amounts relating to loans.	4,395
Floating Rate notes issued under the government guaranteed borrowing facility held by the Bank.	€ 11,966

DEPOSITS (Details) In Thousands	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2010 Greek Residents Deposits [Member] EUR ( €)	Dec. 31, 2009 Greek Residents Deposits [Member] EUR ( €)	Dec. 31, 2010 Foreign Deposits [Member] EUR ( €)	Dec. 31, 2009 Foreign Deposits [Member] EUR ( €)
Public sector				€ 3,221,218	€ 151,123	€ 131,267	€ 176,785
Private sector:
Corporations				3,268,323	3,690,658	6,687,729	4,996,019
Individuals				42,006,925	47,855,096	10,113,819	8,620,645
Interbank				24,261,740	11,660,997	1,607,811	4,984,526
Total interest bearing deposits	131,251,915	91,298,832	82,135,849	72,758,206	63,357,874	18,540,626	18,777,975
Public sector				132,164	1,908,245	47,256	46,793
Private sector:
Corporations				666,511	1,772,987	721,179	618,753
Individuals				261,623	537,288	510,278	524,595
Interbank				55,005	121,529	202,633	168,372
Total non-interest bearing deposits	3,732,963	2,596,649	5,698,562	1,115,303	4,340,049	1,481,346	1,358,513
Public sector				3,353,382	2,059,368	178,523	223,578
Private sector:
Corporations				3,934,834	5,463,645	7,408,908	5,614,772
Individuals				42,268,548	48,392,384	10,624,097	9,145,240
Interbank				24,316,745	11,782,526	1,810,444	5,152,898
Total deposits	134,984,878	93,895,481	87,834,411	73,873,509	67,697,923	20,021,972	20,136,488
Deposits Textual Details [Abstract]
Euro approximation of USD 100,000 (according to the Noon Buying Rate of US $1.00 = EUR 0.6956 on May 31, 2011).		69,560
The aggregate amount of short-term certificates of deposit (each with minimum denomination of EUR 69,560, which approximates USD 100,000).		539,376
Interest bearing deposits with scheduled maturities in excess of one year.		656,107
Group interest bearing deposits, for which the Group has elected the fair value option, because they have embedded derivatives.		1,240,756	808,669
Losses included in Net trading loss, relating to fair value changes of interest bearing deposits with embedded derivatives.		(12,389)	(13,462)
Funding from the European Central Bank (through the Bank of Greece) which is Included in domestic interest bearing deposits.		€ 24,214,517	€ 11,049,792

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Details) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)
Securities Sold Under Agreements To Repurchase Details [Abstract]
Securities sold under agreements to repurchase	$ 5,086,672	€ 3,538,289	€ 4,485,440
Securities sold under agreements to repurchase:
Average outstanding during the year		5,120,716	3,877,534
Weighted average interest rate during the year	1.48%	1.48%	2.32%
Weighted average interest rate at year end	3.15%	3.15%	0.83%
Amount outstanding at month end:
January		9,861,416	2,739,742
February		8,549,200	3,339,847
March		8,192,043	3,388,670
April		4,910,773	3,915,039
May		3,992,152	3,626,470
June		4,318,192	2,287,075
July		4,517,778	3,916,264
August		4,279,021	5,386,574
September		4,004,623	5,202,192
October		3,218,453	5,316,094
November		€ 2,701,563	€ 5,047,640

OTHER BORROWED FUNDS (Details)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2010 EUR ( €)
Short Term Borrowings Details [Abstract]
Other borrowed funds, facilities with a maturity of one year or less.	$ 1,598,135,000	€ 310,784,000	€ 1,111,663,000
Finansbank's EURO dual tranche term loan facility (signed on December 2, 2010), with one year maturity.			352,000,000
Finansbank's USD dual tranche term loan facility (signed on December 2, 2010), with one year maturity.	$ 333,000,000
The weighted average interest rate of other borrowed funds.	2.29%	4.31%

ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Details) In Thousands	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)
Accounts Payable Accrued Expenses And Other Liabilities Details [Abstract]
Accrued expenses and deferred income		€ 129,436	€ 94,160
Amounts due to re-insurers		23,391	24,670
Income and other taxes payable		165,153	163,437
Accounts payable		349,991	439,597
Payroll related accruals		52,192	68,972
Private equity: liabilities of investee entities		134,028	142,429
Unsettled transactions on debt securities		1,065	781,154
Accrued interest and commissions		357,546	386,452
Deferred tax liability (Note 39)		139,046	162,404
Amounts due to third-parties under collection agreements		28,277	85,288
Pension liability		299,933	403,928
Dividends payable		30,923	19,010
Amounts due to government agencies		145,379	289,957
European Re-development Fund		27,612	30,039
Liabilities relating to deposit administration funds (DAF)		232,337	187,371
Checks and credit card transactions under settlement		676,610	527,110
Other		534,125	373,012
Total	$ 4,782,984	€ 3,327,044	€ 4,178,990

INSURANCE RESERVES (Details) In Thousands	12 Months Ended
	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2010 USD ( $)
Property and casualty reserves
Reserve for unpaid claims and claim adjustment expenses as at January 1,	€ 700,711	€ 576,103
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year	293,974	283,242
Change in provision for insured events of prior years	(33,644)	(2,525)
Liability For Unpaid Claims And Claims Adjustment Expense Incurred Claims	260,330	280,717
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year	(121,149)	(104,338)
Claims and claim adjustment expenses attributable to insured events of prior years	(103,082)	(95,485)
Liability For Unpaid Claims And Claims Adjustment Expense Claims Paid	(224,231)	(199,823)
Changes in unearned premium reserves	(1,334)	43,714
Reserve for unpaid claims and claim adjustment expenses as at December 31,	735,476	700,711
Life Insurance Reserves
Mathematical and other life insurance reserves at 1 January	1,620,662	1,456,654
Increase Decrease In Life Insurance Liabilities	457,143	459,414
Paid Claims And Other Movements	(281,937)	(295,406)
Mathematical and other life insurance reserves at December 31,	1,795,868	1,620,662
Total insurance reserves	€ 2,531,344	€ 2,321,373	$ 3,639,080

LONG-TERM DEBT (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009 EUR ( €)	Dec. 31, 2010 EUR ( €)
Fixed Rate
Under 1 year		€ 23,621	€ 202,722
Between 1- 5 year		322,690	126,084
After 5 years		1,374,000	1,147,016
Total Senior Debt Fixed Rate		1,720,311	1,475,822
Variable Rate
Under 1 year		612,858	103,958
Between 1- 5 year		214,578	947,999
After 5 years		250,278	272,258
Total Senior Debt Variable Rate		1,077,714	1,324,215
Fixed Rate
Under 1 year		5,222	13,864
Between 1-5 year		0	550,378
After 5 years		240,463	52,081
Total Subordinated Debt Fixed Rate		245,685	616,323
Variable Rate
Under 1 year		1,786	6,042
Between 1- 5 year		129,102	139,560
After 5 years		0	0
Total Subordinated Debt Variable Rate		130,888	145,602
Fixed Rate
Under 1 year		6,456	38,554
Between 1- 5 year		45,558	37,557
After 5 years		43,977	38,250
Total Other Debt fixed Rate		95,991	114,361
Variable Rate
Under 1 year		21,879	6,447
Between 1- 5 year		63,098	72,354
After 5 years		1,488	50,826
Total Other Debt Variable Rate		86,465	129,627
Total long-term debt under 1 year		671,822	371,587
Total long-term debt between 1-5 year		775,026	1,873,932
Total long-term debt after 5 years		1,910,206	1,560,431
Total long-term debt		3,357,054	3,805,950
Long-term Senior Debt
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2016 and demominated in EUR	3.78%	3.88%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2011 and demominated in USD	0.00%	6.37%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2013 and demominated in USD	6.37%	0.00%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2011 demominated in TL	11.94%	11.94%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2012 demominated in RON	0.00%	7.35%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2018 demominated in EUR	4.75%	1.53%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2012 demominated in USD	2.17%	2.10%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2018 demominated in BGN	5.00%	5.17%
Carrying amount of Senior Fixed Rate Debt, maturing up until 2016 and demominated in EUR		1,392,607	1,234,210
Carrying amount of Senior Fixed Rate Debt, maturing up until 2011 and demominated in USD		117,665
Carrying amount of Senior Fixed Rate Debt, maturing up until 2013 and demominated in USD			98,613
Carrying amount of Senior Fixed Rate Debt, maturing up until 2011 demominated in TL		127,581	142,999
Carrying amount of Senior Fixed Rate Debt, maturing up until 2012 demominated in RON		82,458
Total Senior Debt Fixed Rate		1,720,311	1,475,822
Carrying amount of Senior Variable Rate Debt, maturing up until 2018 demominated in EUR		875,643	1,203,963
Carrying amount of Senior Variable Rate Debt, maturing up until 2012 demominated in USD		174,432	97,145
Carrying amount of Senior Variable Rate Debt, maturing up until 2018 demominated in BGN		27,639	23,107
Total Senior Debt Variable Rate		1,077,714	1,324,215
Long-term Subordinated Debt
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Feb. 2015 and demominated in EUR	0.00%	6.00%
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Aug. 2015 and demominated in EUR	7.00%	0.00%
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Nov. 2016 and demominated in GBP	6.29%	6.29%
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Jun 2015 and demominated in JPY	2.76%	2.76%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after July 2013 and demominated in EUR	2.74%	2.51%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and demominated in EUR	2.87%	3.66%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Feb. 2015 and demominated in EUR	7.42%	0.00%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and demominated in USD	2.84%	3.75%
Carrying amount of Subordinated Fixed Rate Debt, redeemable on or after Feb. 2015 and demominated in EUR		34,455
Carrying amount of Subordinated Fixed Rate Debt, redeemable on or after Aug. 2015 and demominated in EUR			463,032
Carrying amount of Subordinated Fixed Rate Debt, redeemable on or after Nov. 2016 and demominated in GBP		109,142	52,850
Carrying amountof Subordinated Fixed Rate Debt, redeemable on or after Jun 2015 and demominated in JPY		102,088	100,441
Total Subordinated Debt Fixed Rate		245,685	616,323
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after July 2013 and demominated in EUR		75,562	57,292
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and demominated in EUR		28,869	27,444
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Feb. 2015 and demominated in EUR			33,642
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and demominated in USD		26,457	27,224
Total Subordinated Debt Variable Rate		€ 130,888	€ 145,602

LONG-TERM DEBT (Details 2) In Thousands	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009	Dec. 31, 2010 Finansbank I [Member]	Dec. 31, 2009 Finansbank I [Member]	Dec. 31, 2010 Finansbank Ii [Member]	Dec. 31, 2009 Finansbank Ii [Member]	Dec. 31, 2010 Finansbank Iii [Member]	Dec. 31, 2010 Finansbank Iv [Member]	Dec. 31, 2009 Finansbank Iv [Member]	Dec. 31, 2010 Nbg Finance Plc [Member]	Dec. 31, 2010 European Investment Bank Member	Dec. 31, 2010 Nbg I [Member]	Dec. 31, 2009 Nbg I [Member]	Dec. 31, 2010 Nbg Iii [Member]	Dec. 31, 2010 Nbg Finance Plc I [Member]	Dec. 31, 2009 Nbg Finance Plc I [Member]	Dec. 31, 2010 Nbg Finance Plc Ii [Member]	Dec. 31, 2010 Nbg Finance Plc Iii [Member]	Dec. 31, 2010 Nbg Finance Plc Iv [Member]	Dec. 31, 2010 Nbg Finance Plc V [Member]	Dec. 31, 2010 Nbg Finance Sterling Plc [Member]	Dec. 31, 2010 Nbg Finance Dollar Plc [Member]	Dec. 31, 2010 Finansbank Vi [Member]	Dec. 31, 2010 Nbg Finance Plc Vi [Member]	Dec. 31, 2010 Nbg Finance Plc Vii Member	Dec. 31, 2010 Finansbank Vii [Member]	Dec. 31, 2010 Nbg Iv [Member]	Dec. 31, 2010 Nbg Finance Plc Viii [Member]	Dec. 31, 2009 Finansbank Viii [Member]
Outstanding Senior Debt [Line Items]
Issuance date			March 2006		March 2006		March 2006	March 2005		September 2010	September 2009		October 2009	October 2009
Debt instrument, maturity date			March 2011		March 2013		March 2011	March 2012		22 February 2012	September 1, 2016
Interest rate			6.25%		6.50%		11.94%	3 month Libor plus 180 bps		2.07%	3 month Libor plus 0.576 bps
Interest payment period			semi-annually		semi-annually		quartely	quarterly		semi-annually
Earliest redemption date			March 2011		March 2013		March 2012	March 2012		February 2012
Principal amount			USD 110 million		USD 110 million		TL 300 million	USD 500 million		EUR 80 million	EUR 250 million		EUR 1.5 billion	EUR 1.0 billion
Outstanding principal amount								USD 156 million	USD 281 million
Principal amount of own position held			USD 50.0 million	USD 45.0 million	USD 39.0 million	USD 9.0 million		USD 48.0 million	USD 41.2 million
Name of the Bank Covered Bond Program												EUR 10 billion covered bond program	EUR 10 billion covered bond program	EUR 10 billion covered bond program
Covered bond series												Series 3	Series 1	Series 1 and 2
Principal amount sold to institutional investors												EUR 1.5 billion	EUR 1.5 billion	EUR 100 million
Carrying amount												EUR 1.161	EUR 1.388 million
Amortized cost												EUR 1.496	EUR 1.499 million
Net gains resulting from changes in fair value												EUR 225 million	EUR 111 million
Fair value gains attributable to changes in instrument specific credit risk												EUR 286 million	EUR 109 million
Outstanding Subordinated Debt [Line Items]
Issuance date															June 2005	June 2005	August 2010	July 2003	November 2004	February 2005	November 2006	November 2004
Debt instrument, maturity date															June 2035	June 2035	August 2020	July 2034	November 2035	February 2036	November 2037	November 2035
Interest rate															2.755%	2.755%	7.0% until August 2015 and 9.5% thereafter	3 month Euribor plus 175 bps until July 2013 and Euribor plus 275 bps thereafter	6.25% for the first year and then 10 year EUR CMS mid swap plus 12.5 bps reset every six months and capped at 8.00%	6.00% until Feb 2010 and thereafter 10 year EUR CMS mid swap rate minus 2 year mid swap rate multiplied by four subject to a minimum rate of 3.25% and capped at 10.00%	6,2889% until November 8, 2016 and 3 month LIBOR plus 2.08% thereafter	6.75% for the first year and then 10 year USD CMS mid swap plus 12.5 bps reset every six months and capped at 8.50%
Interest payment period															semi-annually	semi-annually	annually	quarterly	semi-annually	annually	annually until November 8, 2016 and quarterly thereafter	semi-annually
Earliest redemption date															June 2015	June 2015	August 2015	July 2013	November 2014	February 2015	November 2016	November 2014
Principal amount															JPY 30 billion	JPY 30 billion	EUR 450 million	EUR 350 million	EUR 350 million	EUR 230 million	GBP 375 million	USD 180 million
Outstanding principal amount															EUR 276 million	EUR 225 million
Net gains resulting from changes in fair value															EUR 52 million	EUR 41 million
Fair value gains attributable to changes in instrument specific credit risk															EUR 60 million	EUR 27 million
Summary Of Redeemed Senior Debt [Line Item]
Date redeemed																							November 16, 2009	September 2010	May 22, 2009	December 7, 2009	August 2010	October 9, 2009
Type																							Fixed	Fixed	Floating	Floating	Floating	Floating
Principal amount redeemed																							USD 125 million	RON 355 million	EUR 1,500 million	USD 221 million	EUR 500 million	USD 300 million
Principal amount of own position held																								RON 15 million	EUR 299 million			USD 259 million
Gain in RON repurchase transaction																								EUR 12.0 million
Summary of Redeemed Subordinated Debt [line Item]
Date redeemed																													October 8, 2009
Principal amount redeemed																													USD 200 million
Summary Of Outstanding Other Debt [Abstract]
Other Fixed debt in EUR	€ 71,296
Other Fixed debt in TL	7,460
Other Fixed debt in USD	28,367
Other Floating debt in EUR	111,057
Other Floating debt in USD	€ 16,518
Summary Of Voluntary Tender Offer For The Preferred Securities [Abstract]
Aggregate nominal value of voluntary tender offer for the preferred securities		approx. EUR 1,050 million
Aggregate nominal value purchused as a result of voluntary tender offer for the preferred securities		approx. EUR 450 million
Additional nominal amount purchased in EUR	EUR 47.9 million	EUR 19.1 million
Additional nominal amount purchased in USD	USD 4.0 million	USD 0.8 million
Additional nominal amount purchased in GBP	GBP 51.1 million	GBP46.6 million

COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 EUR ( €)		Dec. 31, 2009 EUR ( €)		Dec. 31, 2008 EUR ( €)
Commitments to extend credit*:
Commercial and personal		€ 17,878,471,000	[1]	€ 19,084,911,000	[1]
Commercial real estate		3,472,000	[1]	29,659,000	[1]
Residential real estate		326,940,000	[1]	526,925,000	[1]
Commercial letters of credit		539,790,000		452,273,000
Standby letters of credit and financial guarantees written		6,684,876,000		6,369,777,000
Commitments And Contingencies Footnote [Abstract]
Group commitments to extend credit, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed		901,000,000		1,597,000,000
Legal Contingencies [Abstract]
Cases under litigation that the Group has provided for		43,600,000		60,700,000
Voluntary Retirement Schemes Abstract
Total expense recognized under Voluntary Retirement Schemes		€ 5,300,000		€ 24,600,000		€ 16,800,000
Total number of employees participated under Voluntary Retirement Schemes	237

[1]	Commitments to extend credit at December 31, 2009 and 2010 include amounts of EUR 1,597 million and EUR 901 million respectively, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are included in the Risk Weighted Assets calculation under regulatory rules currently in force.

OTHER FEES AND COMMISSIONS (Details) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)
Fees And Commissions Details [Abstract]
Custody, brokerage & investment banking		€ 79,953	€ 96,711	€ 115,555
Retail lending fees		50,410	54,794	58,886
Corporate lending fees		149,364	148,884	140,615
Banking fees & similar charges		164,947	168,112	186,590
Fund management fees		31,018	33,639	52,515
Total	$ 683,859	€ 475,692	€ 502,140	€ 554,161

NET TRADING LOSS (Details) (EUR €) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net Trading Profit Loss Details [Abstract]
Gains included in net trading loss relating to a loan with an embedded derivative that the Group elected to account for at fair value through the profit and loss instead of separating the embedded derivative	€ 0	€ 0	€ 25,745
Gains included in net rading loss from the re-purchase by the Group of debt securities issued by the Group.	€ 10,885	€ 224,683	€ 361,325

OTHER NON-INTEREST INCOME (Details) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)
Other Noninterest Income Details [Abstract]
Income from insurance operations		€ 1,017,172	€ 990,054	€ 852,557
Gain on disposal of premises and foreclosed assets		2,643	3,259	70,744
Hotel revenues		33,986	34,737	33,771
Other		107,452	62,740	84,604
Total	$ 1,669,426	€ 1,161,253	€ 1,090,790	€ 1,041,676

OTHER NON-INTEREST EXPENSE (Details) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)
Other Noninterest Expense Details [Abstract]
Insurance claims, reserves movement, commissions and reinsurance premia ceded		€ 941,589	€ 898,934	€ 741,565
Credit card costs		30,067	29,580	34,051
Hotel running costs		37,125	37,143	35,306
Broker costs		6,996	10,507	15,762
Rental expense		120,386	110,296	101,441
Taxes and duties other than income tax		97,835	73,197	54,098
Promotion and advertising		78,502	83,325	87,451
Third party fees		185,611	135,966	166,989
Other		359,717	349,242	348,566
Total	$ 2,670,828	€ 1,857,828	€ 1,728,190	€ 1,585,229

INCOME TAX EXPENSE (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 EUR ( €)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)
The Significant Components Of The Income Tax Expense [Abstract]
Current tax expense domestic					€ (110,967,000)	€ (84,783,000)	€ (106,050,000)
Current tax expense foreign					(149,212,000)	(78,965,000)	(54,073,000)
Deferred tax (expense)/benefit domestic					163,872,000	(46,745,000)	(36,263,000)
Deferred tax (expense)/benefit foreign					34,673,000	(10,131,000)	(45,695,000)
Total income tax expense				88,606,000	61,634,000	220,624,000	242,081,000
The Differences Between The Statutory Income Tax Rates And The Effective Tax Rates [Abstract]
Tax calculated based on statutory income tax rate of 24% (2008 & 2009:25%)					36,084	(202,476)	(286,292)
Effect of tax exempt income					35,029	141,447	85,567
Effect of different tax rates in other countries					65,422	59,068	73,338
Non deductible expenses					(52,769)	(26,456)	(66,040)
Statutory revaluation of fixed assets						(89,768)	18,941
Effect of change in income tax rate					(40,211)	(25,360)	(40,006)
General allowance for loans losses recognized only for tax purposes						2,638	72,785
Non-offsettable income taxes with current year income taxes					(14,059)	(22,754)	(66,608)
Tax audit settlement					(2,494)		(19,189)
Other					(9,535)	(9,227)	(14,577)
Income tax expense / (benefit) before additional income taxes					17,467	(172,888)	(242,081)
Additional tax under Greek Tax Law 3808/2009 and Tax Law 3845/2010					(26,126)	(47,736)
Non-offsettable income taxes in accordance with Law 3842/2010					(52,975)
Income tax expense after additional income taxes					(61,634)	(220,624)	(242,081)
Deferred Tax Assets:
Allowance for loan losses					6,980,000	2,498,000
Mark to market valuation of securities and derivatives					662,550,000	186,118,000
Pension and other post retirement benefits					53,117,000	50,621,000
Insurance reserves					18,867,000	15,960,000
Revaluation of land and buildings					140,875,000	140,869,000
Intangibles recognised upon acquisition and other assets					311,000	408,000
Tax free reserves					17,000	0
Tax loss carried forward					289,134,000	147,040,000
Other					51,728,000	12,389,000
Gross deferred tax assets					1,223,579,000	555,903,000
Deferred tax assets / liabilities for netting					(156,999,000)	(159,874,000)
Net deferred tax assets					1,066,580,000	396,029,000
Deferred Tax Liabilities:
Allowance for loan losses					(39,971,000)	(40,721,000)
Mark to market valuation of securities and derivatives					(44,168,000)	(89,801,000)
Pension and other post retirement benefits					(1,000)	0
Revaluation of land and buildings					(1,351,000)	(1,088,000)
Intangibles recognised upon acquisition and other assets					(49,515,000)	(48,725,000)
Tax free reserves					(95,202,000)	(95,260,000)
Deferred Tax Liabilities Other					(65,837,000)	(46,683,000)
Gross deferred tax liablities					(296,045,000)	(322,278,000)
Deferred tax liabilities / assets for netting					156,999,000	159,874,000
Deferred Tax Liabilities Net					(139,046,000)	(162,404,000)
Reconciliation of the Change in Unrecognized Tax Benefits
Balance, at beginning of year			10,763,000		18,873,000	10,125,000	29,409,000
Decreases related to positions taken during prior years					(32,000)	0	(75,000)
Increases related to positions taken during the current year					3,500,000	15,525,000	6,014,000
Settlements					(11,606,000)	(7,008,000)	(22,544,000)
Effect of foreign exchange differences					28,000	231,000	(2,679,000)
Balance, at end of year					10,763,000	18,873,000	10,125,000
Income Tax Disclosure Textual Details [Abstract]
Operating Loss Carryforwards					1,392,034,000
Existing law / New law	20.00%	20.00%	20.00%	24.00%	24.00%	24.00%	25.00%
Income Tax Reconciliation Change In Deferred Tax Assets Valuation Allowance					40,200,000	254,000,000
Profit distribution withholding tax				25.00%	25.00%
Withholding tax on bond interest income not refunded					53,000,000
Special tax levy / non-recurring tax					26.1	47.7
Profit limitation for additional tax						5,000,000	100,000
Interest					50,000	44,000	111,000
Cumulative interest					57,000	199,000	169,000
Settlement of open tax years					€ 11,606,000	€ 0	€ 0

RELATED PARTY TRANSACTIONS (Details) (EUR €) In Millions	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction Due From To Related Party Textual Details [Abstract]
Loans to related parties	€ 256.3	€ 14.7
Deposits to related parties	22.2	64.5
Letters of guarantee to related parties	13.6	10.6
Receivables from affiliates	8.3	6.9
Payables to affiliates	336	288.8
Letters of guarantee to affiliates	13.4	1.4
Income from affiliates	3	1.6
Expense to affiliates	10.2	8
Receivables from the employee benefits related funds	298.1	197.8
Payables to the employee benefits related funds	€ 87.6	€ 48

PAID-IN CAPITAL (Details)	1 Months Ended
	Sep. 30, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Jul. 31, 2009 EUR ( €)	May 31, 2009 EUR ( €)	Jun. 30, 2008 USD ( $)	Jun. 30, 2008 EUR ( €)	May 31, 2008	Dec. 31, 2010 EUR ( €)	Nov. 26, 2010 EUR ( €)	Sep. 10, 2010 EUR ( €)	Feb. 18, 2010 EUR ( €)	Dec. 31, 2009	May 21, 2009 EUR ( €)	Jun. 26, 2008 EUR ( €)	Jun. 06, 2008 USD ( $)	Jun. 06, 2008 EUR ( €)	May 15, 2008 EUR ( €)	Dec. 31, 2007 EUR ( €)
Paid In Capital Textual Details [Abstract]
Issue of 70 million redeemable preference shares				70,000,000	25,000,000	25,000,000
Bank's Share Capital Increase				€ 350,000,000	$ 625,000,000	€ 402,600,000
Nominal Value of Bank's repurchase of Law 3723/2008 preferred shares.									350,000,000
The amount, as at the time of the assignment, of the right to issue bonds convertible to shares.											1,696,000,000
Issuance of preferred stock - Par value per share													€ 5			€ 0.3
Par value of ordinary shares distributed to staff as bonus		€ 5	€ 5					€ 5		€ 5				€ 5			€ 5	€ 5
Subscription price of new ordinary shares.			€ 11.3							€ 5.2				€ 22.12
Par value of convertible bonds to ordinary shares.										€ 5
Subscription price of convertible bonds to ordinary shares.										€ 5.2
Basis over the issue price of each preference share for calculation of the right to receive payment of a fixed return.												10.00%
Preferred shares coupon rate increase per annum if not redeemed after five years following their issuance.												2.00%
Maximum percentage of a paid-up shared capital for share caital increase purposes											50.00%						50.00%
Shares Issued through a Right Issue	121,408,315	19,693	110,367,615		387,970	387,970
Issuance of common stock from convertion of convertible bonds	227,640,590
New shares issuance							19,067,838
The total capital raised from the increase of the Bank's ordinary share capital.	631,323,000		1,247,154,000
The total capital credited to common stock.	607,041,000	99,000	551,838,000			1,940,000
The total capital credited to additional paid-in capital.			653,518,000							24,282,000				6,642,000			381,196,000
Proceeds From Issuance Of Common Stock From Convertible Bonds	1,183,731,000
Additional paid in capital common stock from convertible bonds										45,528,000
The total capital credited to common stock from the increase of the Bank's ordinary share capital through offering of convertible bonds for ordinary shares.	1,138,203,000
Share based payments credited to additional paid-in-capital														10,503,000
The difference from the issue of preference shares above par value less the issue costs credited to the additional paid-in-capital.																382,775,000
Issue of redeemable preferred shares as approved																	€ 1,500,000,000
Price offered in the form of American Depositary Shares in the United States per preference share.															$ 25
Annual dividend per preference share															$ 2.25
EURO equivalent of the price offered in the form of American Depositary Shares in the United States per preference share.																€ 16.11
Share Capital Increase covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of 6-month Euribor plus 130 basis points.													130

REDEEMABLE NON-CONTROLLING INTEREST (Details) In Millions, unless otherwise specified	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)
Redeemable Non Controlling Interest Details [Abstract]
Fair value of the arrangement with IFC regarding 5% of Finansbank ordinary shares		€ 242.1
Consideration for the disposal of 5% of Finansbank ordinary shares to IFC	$ 259.2
Percentage Of disposal of Finansbank ordinary shares to IFC	5.00%	5.00%

EARNINGS PER SHARE (Details) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)
Earnings Per Share Details [Abstract]
Net income / (loss) attributable to NBG shareholders	$ (385,368)	€ (268,061)	€ 527,049	€ 821,424
Dividends to preference shares		(71,558)	(42,192)	(32,685)
Net income / (loss) adjusted for EPS computation		€ (339,619)	€ 484,857	€ 788,739
Weighted average common shares outstanding as reported	762,275,390	762,275,390	564,034,936	534,432,891
Adjustment for the effect of bonus element of the share capital increase	0	0	99,777,781	94,541,179
Adjusted weighted average common shares outstanding for basic earnings per share	762,275,390	762,275,390	663,812,717	628,974,070
Adjusted weighted average common shares outstanding for dilutive earnings per share	762,275,390	762,275,390	663,812,717	628,974,070
Basic earnings / (losses) per share	$ (0.64)	€ (0.45)	€ 0.73	€ 1.25
Diluted earnings / (losses) per share	$ (0.64)	€ (0.45)	€ 0.73	€ 1.25
Adjustment factor to reflect the additional shares relating to the stock dividend and the effect of the bonus element in the share capital increase in 2010	1.1769	1.1769

REGULATORY MATTERS (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Parent Company Member
Regulatory Capital Requirements Amount Details [Abstract]
Total Capital (to Risk-Weighted Assets)	€ 9,890,974	€ 8,418,339	€ 7,645,015
Tier 1 Capital (to Risk-Weighted Assets)	9,625,821	8,418,339	6,832,099
Total Capital (to Risk-Weighted Assets)	4,267,725	4,107,116	3,773,468
Tier 1 Capital (to Risk-Weighted Assets)	2,133,862	2,053,558	1,886,734
Regulatory Capital Requirements Ratio Details [Abstract]
Total Capital (to Risk-Weighted Assets)	18.50%	16.40%	16.20%
Tier 1 Capital (to Risk-Weighted Assets)	18.00%	16.40%	14.50%
Total Capital (to Risk-Weighted Assets)	8.00%	8.00%	8.00%
Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	4.00%	4.00%	4.00%
Nbg Group Member
Regulatory Capital Requirements Amount Details [Abstract]
Total Capital (to Risk-Weighted Assets)	9,311,414	7,590,412	6,481,075
Tier 1 Capital (to Risk-Weighted Assets)	8,958,703	7,590,412	6,256,592
Total Capital (to Risk-Weighted Assets)	5,455,878	5,392,548	5,015,689
Tier 1 Capital (to Risk-Weighted Assets)	€ 3,409,922	€ 3,370,343	€ 3,134,806
Regulatory Capital Requirements Ratio Details [Abstract]
Total Capital (to Risk-Weighted Assets)	13.70%	11.30%	10.30%
Tier 1 Capital (to Risk-Weighted Assets)	13.10%	11.30%	10.00%
Total Capital (to Risk-Weighted Assets)	8.00%	8.00%	8.00%
Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	5.00%	5.00%	5.00%

FAIR VALUE OF FINANCIAL INSTRUMENTS (Details)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2010 Carrying Reported Amount Fair Value Disclosure [Member] EUR ( €)	Dec. 31, 2009 Carrying Reported Amount Fair Value Disclosure [Member] EUR ( €)	Dec. 31, 2010 Estimate Of Fair Value Fair Value Disclosure [Member] EUR ( €)		Dec. 31, 2009 Estimate Of Fair Value Fair Value Disclosure [Member] EUR ( €)		Dec. 31, 2010 Estimate Of Fair Value Fair Value Disclosure [Member] EUR ( €)	Dec. 31, 2009 Estimate Of Fair Value Fair Value Disclosure [Member] EUR ( €)	Dec. 31, 2010 Fair Value Inputs Level 1 Member EUR ( €)		Dec. 31, 2009 Fair Value Inputs Level 1 Member EUR ( €)		Dec. 31, 2010 Fair Value Inputs Level 2 Member EUR ( €)		Dec. 31, 2009 Fair Value Inputs Level 2 Member EUR ( €)		Dec. 31, 2010 Fair Value Inputs Level 3 Member EUR ( €)		Dec. 31, 2009 Fair Value Inputs Level 3 Member EUR ( €)		Dec. 31, 2010 Trading Account Assets Member EUR ( €)	Dec. 31, 2009 Trading Account Assets Member EUR ( €)	Dec. 31, 2010 Trading Level 3 Greek Governments Debt Securities Member EUR ( €)	Dec. 31, 2009 Trading Level 3 Greek Governments Debt Securities Member EUR ( €)	Dec. 31, 2010 Trading Level 3 Greek Financial Institutions Debt Securities Member EUR ( €)	Dec. 31, 2010 Trading Level 3 Foreign Financial Institutions Debt Securities [Member] EUR ( €)	Dec. 31, 2009 Trading Level 3 Foreign Financial Institutions Debt Securities [Member] EUR ( €)	Dec. 31, 2010 Trading Foreign Corporate Debt Securities [Member] EUR ( €)	Dec. 31, 2009 Trading Foreign Corporate Debt Securities [Member] EUR ( €)	Dec. 31, 2010 Derivatives Net Level 3 [Member] EUR ( €)	Dec. 31, 2009 Derivatives Net Level 3 [Member] EUR ( €)	Dec. 31, 2010 Afs Level 3 [Member] EUR ( €)	Dec. 31, 2009 Afs Level 3 [Member] EUR ( €)	Dec. 31, 2010 Afs Level 3 Greek Governments Debt Securities [Member] EUR ( €)	Dec. 31, 2009 Afs Level 3 Greek Governments Debt Securities [Member] EUR ( €)	Dec. 31, 2010 Afs Level 3 Other Governments And Public Entities Debt Securities [Member] EUR ( €)	Dec. 31, 2009 Afs Level 3 Other Governments And Public Entities Debt Securities [Member] EUR ( €)	Dec. 31, 2010 Afs Level 3 Domestic Corporate Debt Securities [Member] EUR ( €)	Dec. 31, 2009 Afs Level 3 Domestic Corporate Debt Securities [Member] EUR ( €)	Dec. 31, 2010 Afs Level 3 Foreign Corporate Debt Securities [Member] EUR ( €)	Dec. 31, 2009 Afs Level 3 Foreign Corporate Debt Securities [Member] EUR ( €)	Dec. 31, 2010 Deposits At Fair Value Level 3 [Member] EUR ( €)	Dec. 31, 2009 Deposits At Fair Value Level 3 [Member] EUR ( €)
Financial Assets:
Interest bearing deposits with banks				€ 6,398,767,000	€ 3,077,953,000					€ 6,399,000,000	€ 3,082,061,000
Held to maturity securities				3,611,797,000	99,604,000					2,626,824,000	100,182,000
Loans at amortized cost, net of allowance				75,303,928,000	72,922,138,000					75,220,207,000	73,269,534,000
Financial Liabilities:
Deposits at amortized cost				92,654,725,000	87,025,742,000					92,641,905,000	87,055,068,000
Other borrowed funds				1,111,663,000	310,784,000					1,109,408,000	310,377,000
Long-term debt at amortized cost				2,544,850,000	1,867,270,000					2,669,250,000	1,905,105,000
Assets
Money Market Investments Fair Value Disclosure						1,166,434,000		1,239,867,000				941,115,000		1,111,955,000		225,319,000		127,912,000		0		0
Trading Securities Fair Value						774,374,000		3,167,740,000				165,555,000		2,819,565,000		571,957,000		285,058,000		36,862,000		63,117,000
Greek government bonds						4,964,000		2,070,858,000				0		2,058,414,000		4,964,000		3,678,000		0		8,766,000
Debt securities issued by other governments and public entities						177,333,000		194,986,000				128,347,000		153,812,000		48,986,000		41,174,000		0		0
Debt securities issued by Greek financial institutions						29,620,000		175,933,000				0		148,519,000		29,541,000		27,414,000		79,000		0
Debt securities issued by foreign financial institutions						398,845,000		344,022,000				1,000,000		271,451,000		361,062,000		18,882,000		36,783,000		53,689,000
Corporate debt securities issued by Greek companies						16,956,000		160,340,000				0		19,020,000		16,956,000		141,320,000		0		0
Corporate debt securities issued by foreign companies						110,448,000		165,649,000				0		112,397,000		110,448,000		52,590,000		0		662,000
Equity securities issued by Greek companies						6,082,000		29,692,000				6,082,000		29,692,000		0		0		0		0
Equity securities issued by foreign companies						10,272,000		7,682,000				10,272,000		7,682,000		0		0		0		0
Mutual fund units						19,854,000		18,578,000				19,854,000		18,578,000		0		0		0		0
Derivative assets	2,488,775,000	1,731,192,000	1,871,261,000			1,731,192,000		1,871,261,000				3,448,000		41,160,000		1,692,148,000		1,791,995,000		35,596,000		38,106,000
Available-for-sale securities						14,512,870,000		15,740,696,000				4,169,976,000		11,222,592,000		10,151,330,000		3,939,702,000		191,564,000		578,402,000
Greek government bonds						7,428,323,000		9,303,598,000				0		7,504,847,000		7,355,343,000		1,652,521,000		72,980,000		146,230,000
Debt securities issued by other governments and public entities						3,760,706,000		3,222,451,000				3,359,284,000		2,493,391,000		401,422,000		400,986,000		0		328,074,000
Corporate debt securities issued by companies incorporated in Greece						1,109,209,000		854,490,000				0		18,945,000		1,094,863,000		820,659,000		14,346,000		14,886,000
Corporate debt securities issued by companies incorporated outside Greece						1,422,292,000		1,516,857,000				27,016,000		362,138,000		1,291,038,000		1,065,507,000		104,238,000		89,212,000
Equity securities issued by companies incorporated in Greece						146,496,000		221,010,000				138,480,000		220,984,000		8,016,000		26,000		0		0
Equity securities issued by companies incorporated outside Greece						146,498,000		48,872,000				145,850,000		48,869,000		648,000		3,000		0		0
Afs Mutual Funds						499,346,000		573,418,000				499,346,000		573,418,000		0		0		0		0
Loans at fair value (1)						559,107,000	[1]	846,588,000	[1]			0	[1]	0	[1]	559,107,000	[1]	846,588,000	[1]	0	[1]	0	[1]
Other assets						233,576,000		351,459,000				200,009,000		289,153,000		33,567,000		62,306,000		0		0
Total Assets						18,977,553,000		23,217,611,000				5,480,103,000		15,484,425,000		13,233,428,000		7,053,561,000		264,022,000		679,625,000
Liabilities
Deposits at fair value (2)						1,240,756,000	[2]	808,669,000	[2]			0	[2]	0	[2]	1,240,133,000	[2]	803,776,000	[2]	623,000	[2]	4,893,000	[2]
Derivative liabilities						1,787,351,000		1,330,013,000				10,214,000		30,020,000		1,770,597,000		1,278,539,000		6,540,000		21,454,000
Long-term debt at fair value (1)						1,261,100,000	[1]	1,489,784,000	[1]			0	[1]	1,387,695,000	[1]	1,261,100,000	[1]	102,089,000	[1]	0	[1]	0	[1]
Total Liabilities						4,289,207,000		3,628,466,000				10,214,000		1,417,715,000		4,271,830,000		2,184,404,000		7,163,000		26,347,000
Balance at beginning of year																								63,117,000	17,152,000	8,766,000	8,900,000		53,689,000	8,252,000	662,000	0	16,652,000	39,786,000	578,402,000	628,442,000	146,230,000	150,401,000	328,074,000	358,309,000	14,886,000	15,131,000	89,212,000	104,601,000	4,893,000	69,358,000
Gain / (losses) included in earnings																								(6,921,000)	(22,218,000)	0	(574,000)	(57,000)	(6,906,000)	(22,015,000)	42,000	371,000	40,938,000	(4,740,000)	(14,015,000)	(12,502,000)	3,000	1,793,000	(15,360,000)	0	9,000	17,000	1,333,000	(14,312,000)	241,000	(2,912,000)
Gain/(losses) included in OCI																								0	0	0	0	0	0	0	0	0	0	0	(48,000)	(14,272,000)	(29,470,000)	9,581,000	5,573,000	(22,085,000)	(549,000)	(262,000)	24,398,000	(1,506,000)	0	0
Purchases, issuances, and settlements																								(10,568,000)	68,183,000	0	440,000	136,000	(10,000,000)	67,452,000	(704,000)	291,000	(28,534,000)	(18,394,000)	(294,348,000)	(1,042,000)	1,027,000	6,679,000	(284,670,000)	(8,150,000)	0	0	(10,705,000)	429,000	(4,511,000)	(61,553,000)
Transfer into/(out of) level 3																								(8,766,000)	0	(8,766,000)	0	0	0	0	0	0	0	0	(78,427,000)	(22,224,000)	(44,810,000)	(22,224,000)	(33,617,000)	0	0	0	0	0	0	0
Balance at end of year																								36,862,000	63,117,000	0	8,766,000	79,000	36,783,000	53,689,000	0	662,000	29,056,000	16,652,000	191,564,000	578,402,000	72,980,000	146,230,000	0	328,074,000	14,346,000	14,886,000	104,238,000	89,212,000	623,000	4,893,000
Fair Value transfers from Level 1 to Level 2
Trading assets, Greek government bonds transferred from Level 1 to Level 2		6,300,000
Available-sale-securities, Greek government bonds transferred from Level 1 to Level 2		5,600,400,000
Fair Value Level 3
Level 3 bonds' amortization of premium/discount reported in Net interest income before provision for loan losses		381,000	20,846,000
Changes in unrealized gains/(losses) of Level 3 trading assets still held at the reporting date		(7,578,000)	(36,786,000)
Changes in unrealized gains/(losses) of Level 3 derivatives still held at the reporting date		39,852,000	(13,932,000)
Changes in unrealized gains/(losses) of Level 3 deposits still held at the reporting date		€ 10,000	€ (4,572,000)

[1]	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see note 14 and note 25).
[2]	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (note 20).

SEGMENT INFORMATION (Details) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)	Dec. 31, 2010 Retail Banking [Member] EUR ( €)		Dec. 31, 2009 Retail Banking [Member] EUR ( €)		Dec. 31, 2008 Retail Banking [Member] EUR ( €)	Dec. 31, 2010 Corporate And Investment Banking [Member] EUR ( €)		Dec. 31, 2009 Corporate And Investment Banking [Member] EUR ( €)		Dec. 31, 2008 Corporate And Investment Banking [Member] EUR ( €)	Dec. 31, 2010 Global Markets And Asset Management [Member] EUR ( €)		Dec. 31, 2009 Global Markets And Asset Management [Member] EUR ( €)		Dec. 31, 2008 Global Markets And Asset Management [Member] EUR ( €)	Dec. 31, 2010 Insurance [Member] EUR ( €)		Dec. 31, 2009 Insurance [Member] EUR ( €)		Dec. 31, 2008 Insurance [Member] EUR ( €)	Dec. 31, 2010 International [Member] EUR ( €)		Dec. 31, 2009 International [Member] EUR ( €)		Dec. 31, 2008 International [Member] EUR ( €)	Dec. 31, 2010 Turkish Operations [Member] EUR ( €)		Dec. 31, 2009 Turkish Operations [Member] EUR ( €)		Dec. 31, 2008 Turkish Operations [Member] EUR ( €)	Dec. 31, 2010 Other Business Segment [Member] EUR ( €)		Dec. 31, 2009 Other Business Segment [Member] EUR ( €)		Dec. 31, 2008 Other Business Segment [Member] EUR ( €)	Dec. 31, 2010 Domestic Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Membe]r EUR ( €)	Dec. 31, 2009 Domestic Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Membe]r EUR ( €)	Dec. 31, 2008 Domestic Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Membe]r EUR ( €)	Dec. 31, 2010 Foreign Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR ( €)	Dec. 31, 2009 Foreign Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR ( €)	Dec. 31, 2008 Foreign Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR ( €)	Dec. 31, 2010 Group Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR ( €)	Dec. 31, 2009 Group Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR ( €)	Dec. 31, 2008 Group Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR ( €)
Segment Reporting Information Line Items
Net interest income					€ 1,368,231		€ 1,402,316		€ 1,718,379	€ 621,918		€ 536,138		€ 324,967	€ 472,177		€ 584,022		€ 200,908	€ 54,066		€ 48,832		€ 46,097	€ 461,836		€ 488,762		€ 454,389	€ 1,053,634		€ 968,856		€ 872,623	€ 116,095		€ (62,611)		€ (37,829)
Net fee and commission income					127,788		166,243		189,667	77,841		72,270		65,826	37,556		95,488		113,335	8,054		3,872		6,414	102,260		94,040		106,583	262,723		228,546		291,839	(6,297)		(71)		(1,595)
Other					(25,223)		(26,448)		1,087	(73,770)		(67,169)		(62,487)	(205,549)		268,099		172,794	101,146		149,498		142,412	28,456		17,873		60,680	47,939		96,860		37,399	8,595		11,679		222,343
Total operating income					1,470,796		1,542,111		1,909,133	625,989		541,239		328,306	304,184		947,609		487,037	163,266		202,202		194,923	592,552		600,675		621,652	1,364,296		1,294,262		1,201,861	118,393		(51,003)		182,919
Direct costs					(683,711)		(670,025)		(630,072)	(53,058)		(53,509)		(46,005)	(77,823)		(79,390)		(83,807)	(159,653)		(182,192)		(172,360)	(300,583)		(302,526)		(309,286)	(659,239)		(523,994)		(564,677)	(160,099)		(255,232)		(226,795)
Allocated costs and provisions					(1,155,003)		(798,813)		(565,018)	(259,477)		(207,704)		(86,039)	(60,472)		(190,290)		(32,679)	(37,603)		(70,431)		(2,147)	(209,568)		(189,914)		(83,730)	(144,586)		(250,085)		(114,750)	(42,569)		(51,042)		(42,520)
Share of profit of associates					0		0		0	0		0		0	310		(1,429)		(468)	903		560		595	1,055		783		440	289		(190)		0	(959)		393		(29,499)
Segment assets		120,137,237	113,030,484	100,950,520	30,079,448		31,961,306		28,511,304	18,957,278		18,639,070		18,429,200	29,793,880		26,859,396		23,312,965	3,052,124		2,851,745		2,380,694	10,506,104		11,446,389		11,073,694	20,619,183		15,819,570		14,451,982	7,129,220		5,453,008		2,790,681
Tax assets		607,368	363,699	372,722
Depreciation, amortisation					19,746	[1]	20,096	[2]	16,820	1,291	[1]	1,021	[2]	807	5,968	[1]	3,538	[2]	7,597	9,698	[1]	9,127	[2]	9,364	35,483	[1]	32,688	[2]	28,139	53,633	[1]	42,186	[2]	40,011	101,441	[1]	104,784	[2]	88,167
Credit provisions and other impairment charges					796,593		442,576		259,493	204,037		151,257		42,581	39,865		171,804		15,151	36,987		69,813		1,586	209,528		189,914		83,730	144,586		250,085		114,750	18,731		28,196		20,340
Non-current asset additions					8,730		14,814		33,035	13,254		634		412	4,093		11,741		3,766	5,137		8,289		8,213	52,360		62,445		59,747	67,704		58,782		69,118	105,934		115,725		205,156
Reconciliation Of Profit Before Tax [Abstract]
Profit before tax		637,630	1,252,065	1,937,014
Dividend paid and transactions on financial instruments classified within equity under IFRS		(369)	186,289	252,706
Hedging of Interest Rate Risk and Net Investment Hedge		(693,471)	(430,170)	(885,202)
Fixed assets measurement difference		8,733	26,810	31,761
Effective Interest Rate income recognition method		(40,776)	(88,820)	(77,446)
Redeemable non-controlling interests		29,636	(1,282)	(11,260)
Foreign exchange differences on AFS debt securities		(78,220)	28,800	(97,381)
Difference of equity in earnings of investees		1,797	(21,515)	8,268
Impairment of AFS securities		(23,979)	(120,538)	0
Other		8,667	(21,734)	(13,291)
Income (loss) before income tax expense		(150,352)	809,905	1,145,169
Total assets	170,809,807	118,815,302	113,184,158																																					83,840,637	82,002,985	72,775,920	34,974,665	31,181,173	29,073,255	118,815,302	113,184,158	101,849,175
Total revenues																																								3,776,289	4,818,134	4,846,981	3,155,711	3,132,746	3,392,662	6,932,000	7,950,880	8,239,643
Income/(loss) before income tax expense	(216,148)	(150,352)	809,905	1,145,169																																				(786,711)	242,903	480,453	636,359	567,002	664,716	(150,352)	809,905	1,145,169
Net income / (loss) attributable to NBG shareholders	$ (385,368)	€ (268,061)	€ 527,049	€ 821,424

[1]	Includes depreciation and amortisation on investment property, property & equipment, software & other intangible assets and amortisation and write-offs of intangible assets recognised on business combinations.
[2]	Commitments to extend credit at December 31, 2009 and 2010 include amounts of EUR 1,597 million and EUR 901 million respectively, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are included in the Risk Weighted Assets calculation under regulatory rules currently in force.

EMPLOYEE BENEFIT PLANS (Details)	12 Months Ended
	Dec. 31, 2011 EUR ( €)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)	Dec. 31, 2009
Defined Benefits For The Employees Children [Abstract]
Service cost		€ 17,546,000	€ 15,918,000	€ 11,857,000
Interest cost		22,519,000	21,695,000	19,066,000
Expected return on plan assets		(2,968,000)	(2,281,000)	(12,809,000)
Amortization of actuarial losses		14,883,000	17,816,000	1,132,000
Amortization of prior year cost		294,000	1,769,000	97,000
Costs of additional benefits		9,821,000	29,466,000	22,611,000
Net periodic pension cost		62,095,000	84,383,000	41,954,000
Defined Benefit Plans Weighted Average Assumptions For Net Periodic Pension Cost [Abstract]
Discount rate		5.20%	5.40%	5.40%
Expected return on plan assets		6.40%	6.10%	7.20%
Rate of compensation increase		5.10%	5.30%	4.60%
Change in pension benefit obligation ("PBO"):
PBO, beginning of year	402,143,000	472,896,000	482,069,000	413,441,000
Service cost		17,546,000	15,918,000	11,857,000
Interest cost		22,519,000	21,695,000	19,066,000
Employee contributions		6,353,000	6,752,000	7,093,000
Actuarial loss/(gain)		(30,682,000)	14,016,000	85,140,000
Adjustment for disposal and other		1,291,000	(1,566,000)	993,000
Benefits paid from the Fund		(68,744,000)	(56,795,000)	(53,624,000)
Benefits paid directly by the Group		(25,552,000)	(25,610,000)	(17,197,000)
Settlements/Terminations/Curtailments		6,418,000	15,085,000	13,737,000
Prior service cost arising over last period		98,000	1,332,000	1,563,000
PBO, end of year		402,143,000	472,896,000	482,069,000
Change in plan assets:
Fair value, beginning of year	102,210,000	68,968,000	68,001,000	183,193,000
Actual return on assets		(31,839,000)	19,517,000	(94,782,000)
Employer contributions		127,472,000	38,713,000	26,360,000
Employee contributions		6,353,000	6,752,000	7,093,000
Expenses		0	(7,220,000)	(239,000)
Benefits paid		(68,744,000)	(56,795,000)	(53,624,000)
Fair value, end of year		102,210,000	68,968,000	68,001,000
Defined Benefit Plans Recognized Amounts [Abstract]
Funded status, end of year		(299,933,000)	(403,928,000)	(414,069,000)
Defined Benefit Plans Weighted Average Assumptions For Benefit Obligation [Abstract]
Discount rate		5.30%		5.40%	5.20%
Rate of compensation increase		3.40%		5.30%	5.10%
Pension increase		2.50%		2.50%	2.50%
Defined Benefit Plans For Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets [Abstract]
Projected benefit obligation		402,143,000	472,896,000	482,069,000
Accumulated benefit obligation		328,602,000	369,281,000	378,144,000
Fair value of plan assets		102,210,000	68,968,000	68,001,000
Defined Benefit Plans Accumulated Other Comprehensive Income [Abstract]
Net actuarial losses	13,900,000	170,532,000	184,321,000	215,115,000
Prior Service cost	100,000	1,756,000	2,340,000	1,886,000
Derfined Benefit Plan Other Changes In Plan Assets And Benefits Obligations Recognized In Other Comprehensive Income Loss [Abstract]
Net Loss / (Gain)		4,125,000	(3,220,000)	192,731,000
Prior Service Cost / (Credit)		98,000	2,223,000	1,563,000
Amortization of (Losses) / Gains		(18,340,000)	(27,574,000)	(6,542,000)
Amortization of Prior Service Cost		(396,000)	(1,769,000)	(97,000)
Total recognized on Other comprehensive income / (loss)		(14,513,000)	(30,340,000)	187,655,000
Amount
Equity securities		28,885,000	54,868,000
Other		73,325,000	14,100,000
Total		102,210,000	68,968,000	68,001,000
Proportion
Equity securities		28.00%			80.00%
Equity securities min	30.00%
Equity securities max	60.00%
Other		72.00%			20.00%
Other min	40.00%
Other max	70.00%
Total		100.00%			100.00%
Defined Benefit Plan Projected Payments [Abstract]
2011		58,505,000
2012		22,876,000
2013		23,609,000
2014		28,606,000
2015		33,077,000
2016-2020		201,609,000
Defined Contribution Plans Nbg Pension Plan [Abstract]
Bank's contribution into IKA-ETAM per year for 15 years		25,500,000
Defined Contribution Health Plans [Abstract]
Total contributions to social security funds, state run plans and defined contribution plans		371,300,000	371,100,000
Voluntary Retirement Schemes Abstract
Total expense recognized under Voluntary Retirement Schemes		5,300,000	24,600,000	16,800,000
Total expense recognized under Voluntary Retirement Schemes for Vojvodjanska				1,400,000
Expected Employer Contribution [Abstract]
Group total expected contributions, which will be repaid by the plan in the future		20,300,000
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year Abstract
The estimated amounts to be amortized from accumulated OCI into net periodic benefit cost of prior service cost.	100,000	1,756,000	2,340,000	1,886,000
The estimated amounts to be amortized from accumulated OCI into net periodic benefit cost of net actuarial loss.	13,900,000	170,532,000	184,321,000	215,115,000
Defined Benefit Plan Disclosure [Abstract]
Expected Group contributions to funded plans	15,800,000
Expected Group contributions to retirement indemnities	€ 14,900,000

SHARE BASED PAYMENT (Details)	12 Months Ended									12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)	Dec. 31, 2007 EUR ( €)	Sep. 10, 2010 EUR ( €)	Jul. 31, 2009 EUR ( €)	Jun. 26, 2008 EUR ( €)	May 15, 2008 EUR ( €)	Dec. 31, 2010 Program A 1st Grant [Member]	Dec. 31, 2010 Program A 2nd Grant [Member]	Dec. 31, 2010 Program B [Member]	Dec. 31, 2010 Program B [Member] EUR ( €)	Dec. 31, 2010 Program A [Member] EUR ( €)	Dec. 31, 2010 Program C [Member] EUR ( €)
SHARE BASED PAYMENT
Balance Outstanding at January 1,	4,150,463	4,150,463
Balance Cancelled during the year	(2,151,967)	(2,151,967)
Balance Outstanding at December 31,	1,998,496	1,998,496
Balance Vested but not exercised at December 31,	1,998,496	1,998,496
Weighted average exercise price
Weighted average exercise price Outstanding at January 1		€ 20.79
Weighted average exercise price Cancelled during the year		€ 21.11
Weighted average exercise price Outstanding at December 31		€ 20.45	€ 20.79
Weighted average exercise price Vested but not exercised at December 31, 2010		€ 20.45
Weighted average remaining contractual term
Weighted average remaining contractual term Outstanding at December 31	0.5	0.5
Weighted average remaining contractual term Vested but not exercised at December 31, 2010	0.5	0.5
Option Pricing Model [Line Item]
Total Shares options granted per Program										2,992,620	496,500	3,014,100
Adjustments due to share capital increases										120,315	35,632	162,720
Number of share options exercised										(1,426,883)	(53,475)	(798,590)
Number of share options cancelled										(1,686,052)	(478,657)	(379,734)
Outstanding balance										0	0	1,998,496
Stock Option Program [Line Item]
Maximum number of new ordinary shares to be issued.													2,500,000	2,500,000	12,000,000
Adjusted maximum number of new ordinary shares to be issued.													3,500,000	3,500,000	12,500,000
Exercise price from													€ 5	€ 5	€ 5
Program duration													5	5	8
Exercise price up to % of average market price													€ 70	€ 70	€ 85
Maximum number of options granted is a % of total number of shares outstanding	$ 0												€ 0		€ 1
Share Based Payment Textual Details [Abstract]
Weighted average remaining contractual term	0.5	0.5	1.26
Total fair value of options vested during		€ 4,814,000	€ 7,720,000
Share Based Compensation Arrangement By Share Based Payment Award Compensation Cost		10,500,000	8,300,000	6,100,000
Distribution of ordinary shares to staff as bonus					350,000
Par value of ordinary shares distributed to staff as bonus		€ 5	€ 5		€ 5	€ 5	€ 5	€ 5	€ 5
Profit capitalization for distribution of ordinary shares to staff as bonus					1,750,000
Total expense recognized during year related to distribution of ordinary shares to staff as bonus		€ 1,847,000	€ 4,433,000	€ 4,433,000

ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS (Details) In Thousands	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2010 Accumulated Translation Adjustment Member EUR ( €)	Dec. 31, 2009 Accumulated Translation Adjustment Member EUR ( €)	Dec. 31, 2008 Accumulated Translation Adjustment Member EUR ( €)	Dec. 31, 2010 Accumulated Net Unrealized Investment Gain Loss Member EUR ( €)	Dec. 31, 2009 Accumulated Net Unrealized Investment Gain Loss Member EUR ( €)	Dec. 31, 2008 Accumulated Net Unrealized Investment Gain Loss Member EUR ( €)	Dec. 31, 2010 Accumulated Defined Benefit Plans Adjustment Member EUR ( €)	Dec. 31, 2009 Accumulated Defined Benefit Plans Adjustment Member EUR ( €)	Dec. 31, 2008 Accumulated Defined Benefit Plans Adjustment Member EUR ( €)	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss) EUR ( €)	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss) EUR ( €)	Dec. 31, 2008 Accumulated Other Comprehensive Income (Loss) EUR ( €)
Balance, January 1	$ (4,986,804)	€ (3,468,821)	€ (1,517,127)	€ (780,921)	€ (725,131)	€ 307,346	€ (586,317)	€ (797,461)	€ (12,137)	€ (149,889)	€ (174,247)	€ (24,149)	€ (1,517,127)	€ (1,696,839)	€ 271,060
Changes				181,952	(55,790)	(1,032,477)	(2,148,314)	211,144	(785,324)	14,668	24,358	(150,098)	(1,951,694)	179,712	(1,967,899)
Balance, December 31	$ (4,986,804)	€ (3,468,821)	€ (1,517,127)	€ (598,969)	€ (780,921)	€ (725,131)	€ (2,734,631)	€ (586,317)	€ (797,461)	€ (135,221)	€ (149,889)	€ (174,247)	€ (3,468,821)	€ (1,517,127)	€ (1,696,839)

FOREIGN EXCHANGE POSITION (Details) (EUR €) In Thousands	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Foreign Exchange Position Details [Abstract]
Fair value as of the balance sheet date of foreign currency total assets	€ 31,175,825	€ 27,068,001	€ 25,201,480
Fair value as of the balance sheet date of foreign currency total liabilities	€ 23,831,372	€ 20,759,532	€ 21,649,768

POST BALANCE SHEET EVENTS (Details)	12 Months Ended
	Dec. 31, 2011 EUR ( €)	Dec. 31, 2011 USD ( $)	Dec. 31, 2011 TRY
Post Balance Sheet Events Textual Details [Abstract]
Total amount of Bank's first covered bond programme.	€ 10,000,000,000
Total amount of Bank's 2nd covered bonds programme.	15,000,000,000
1st series of covered bonds - program 1.	1,000,000,000
2nd series of covered bonds - program 1.	1,000,000,000
5th series of covered Bonds - Program 1	1,000,000,000
Total amount of Bank's 5th and 6th series of covered bonds - program 2.	1,800,000,000
Total amount of Bank's 6th series that matures in September 2014 - program 2	1,300,000,000
Second tranche for the 5th series of covered bonds issued by the Bank - program 2.	1,000,000,000
Total amount of Bank's 5th series of covered bonds that matures in September 2013 - Program 2.	500,000,000
Amount of covered bonds cancelled by the Bank on May 6, 2011 (part of the 1st series of EUR 1 billion - Program 1).	650,000,000
Amount of covered bonds cancelled by the Bank on May 6, 2011 (part of the 2nd series of EUR 1 billion Program 1).	800,000,000
Amount of covered bonds cancelled by the Bank on May 6, 2011 (part of the 5th series of EUR 1 billion - program 1).	350,000,000
Floating Rate Notes issued by the Bank due in June 2014.	1,925,000,000
EUR 300 million covered bonds which was part of the 1st series of EUR 1 billion, issued on November 28, 2008, and was part of the first covered bonds programme of EUR 10 billion; and	300,000,000
EUR 650 million covered bonds which was the remaining part of the 5th series of EUR 1 billion issued on May 11, 2010, and was part of the first covered bonds programme of EUR 10 billion.	650,000,000
Covered bonds cancelled by the Bank (part of the 2nd series - Program 1).	150,000,000
Spread on 5th series - Program 2	230
Spread on 6th series - Program 2	250
Spread on 1925 Floating Rate Notes	1200
Spread on 2nd tranche 5th series - Program 2	230
Senior Unsecured Notes, with a 5 year maturity issued by Finansbank.		500,000,000
Interest rate of Senior Unsecured Notes, with a 5 year maturity issued by Finansbank issued.		5.50%	5.50%
Principal of bank bonds issued on June 3, 2011 by Finansbank			1,000,000,000
No of preference shares whose holder is the Greek State issued as part of our participation in the Hellenic Republic bank support plan.	70,000,000